            As filed with the Securities and           Registration No. 2-96219


   Exchange Commission on March 23, 1999.                       811-4182


===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.  20549

                             -----------------------
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]


                           Pre-Effective Amendment No.             [ ]
                         Post-Effective Amendment No. 28           [x]
                                     and/or


             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY


                                  ACT OF 1940                      [ ]
                               Amendment No. 30                    [x]
                        (Check appropriate box or boxes)


                            ------------------------
                            HOTCHKIS AND WILEY FUNDS

               (Exact name of registrant as specified in charter)

   725 S. Figueroa Street, Suite 4000
         Los Angeles, California                                    90017-5400
(Address of Principal Executive Offices)                             (Zip Code)

       Registrant's Telephone Number, including Area Code (213) 430-1000
                                Gracie Fermelia
                       725 S. Figueroa Street, Suite 4000
                       Los Angeles, California 90017-5400
                    (Name and address of Agent for Service)
                                with a copy to:
                             Paul H. Dykstra, Esq.
                           Gardner, Carton & Douglas
                             321 North Clark Street
                             Chicago, IL 60610-4795

         Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

         It is proposed that this filing will become effective (check appropriate box)


         [ ]     immediately upon filing pursuant to paragraph (b)
         [X]     on April 1, 1999 pursuant to paragraph (b)
         [ ]     60 days after filing pursuant to paragraph (a)(1)
         [ ]     on (date) pursuant to paragraph (a)(1)
         [ ]     75 days after filing pursuant to paragraph (a)(2)
         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================
Title of Securities Being Registered..............Shares of Beneficial Interest,
                                                    no par value

                                   PROSPECTUS
                                 APRIL 1, 1999

--------------------------------------------------------------------------------

                        [HOTCHKIS AND WILEY FUNDS LOGO]


                             INVESTOR CLASS SHARES

--------------------------------------------------------------------------------


EQUITY INCOME FUND

Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in U.S. stocks.

MID-CAP FUND
Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in stocks of U.S. companies with market capitalizations of less than $5 billion.


SMALL CAP FUND


Seeks capital appreciation. The Fund invests primarily in stocks of U.S. companies with market capitalizations of less than $2 billion.



INTERNATIONAL FUND


Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international stocks.



GLOBAL EQUITY FUND


Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests in U.S. and international stocks.



BALANCED FUND


Seeks to preserve capital while producing a high total return. The Fund's assets are allocated between stocks and bonds.



TOTAL RETURN BOND FUND


Seeks to maximize long-term total return. The Fund invests in bonds of varying maturities with a portfolio duration of two to eight years.



LOW DURATION FUND


Seeks to maximize total return, consistent with preservation of capital. The Fund invests in bonds of varying maturities with a portfolio duration of one to three years.



SHORT-TERM INVESTMENT FUND


Seeks to maximize total return, consistent with preservation of capital. The Fund invests in bonds of varying maturities with a portfolio duration which will generally not exceed one year.



The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy of this Prospectus. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


KEY FACTS..............................................     3
FEES AND EXPENSES......................................    15
INVESTMENT OBJECTIVES AND POLICIES.....................    16
INVESTMENT RISKS.......................................    23
THE ADVISOR AND PORTFOLIO MANAGERS.....................    28
HOW TO BUY SHARES......................................    30
HOW TO REDEEM SHARES...................................    32
HOW TO EXCHANGE SHARES.................................    34
DIVIDENDS AND TAXES....................................    35
FINANCIAL HIGHLIGHTS...................................    36
INFORMATION ABOUT THE FUNDS........................back cover


                                     [LOGO]


                           IMPORTANT TELEPHONE NUMBER

            -------------------------------------------------------

           CLIENT SERVICES AND SHAREHOLDER INQUIRIES     800-236-4479

                                   KEY FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND MAIN STRATEGIES
This section highlights important information about each Fund. Use this summary to compare the Funds to other mutual funds. More detailed information follows the summary.


                                  STOCK FUNDS



VALUE INVESTING



In investing the Stock Funds, including the stock portion of the Balanced Fund, the Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:



- low price-to-earnings ratio relative to the market


- high dividend yield relative to the market


- low price-to-book value ratio relative to the market


- financial strength



The different Stock Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.



Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.



This value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500 or similar large foreign indexes.




                           EQUITY INCOME FUND          MID-CAP FUND            SMALL CAP FUND
--------------------------------------------------------------------------------------------------
OBJECTIVE                - current income         - current income         - capital appreciation
                         - long-term growth of    - long-term growth of
                           income                   income
                         - growth of capital      - growth of capital

MAIN INVESTMENTS         - stocks of large U.S.   - stocks of U.S.         - stocks of U.S.
                           companies                companies with market    companies with market
                                                    capitalizations of       capitalizations of
                                                    less than $5 billion     less than $2 billion

                           INTERNATIONAL FUND       GLOBAL EQUITY FUND          BALANCED FUND
--------------------------------------------------------------------------------------------------
OBJECTIVE                - current income         - current income         - preserve capital
                         - long-term growth of    - long-term growth of      while producing a high
                           income                   income                   total return
                         - growth of capital      - growth of capital

MAIN INVESTMENTS         - international stocks   - U.S. and               - U.S. stocks and
                                                    international stocks     investment grade
                                                                             bonds

                                   BOND FUNDS


Each Bond Fund invests in a diversified portfolio of bonds of different maturities, including U.S. Government securities, corporate bonds, asset-backed securities and mortgage-backed securities. They differ in their objectives, the credit quality of their portfolios and their volatility, as measured by their "duration." Duration is a measure of how much the price of a bond would change compared to a change in market interest rates. Duration is discussed further on page 19.



                                                                                 SHORT-TERM
                         TOTAL RETURN BOND FUND      LOW DURATION FUND         INVESTMENT FUND
--------------------------------------------------------------------------------------------------
OBJECTIVE                - maximize long-term     - maximize total return  - maximize total return
                           total
                           return                 - preserve capital       - preserve capital

MAIN STRATEGIES
  CREDIT QUALITY         - at least 85%           - at least 70% in A      - at least 70% in A
                           investment grade; up to  rated or better; up to   rated or better; up to
                           15% rated below          30% rated BBB/Baa; up    30% rated BBB/Baa; up
                           investment grade,        to 10% rated below       to 10% rated below
                           none below B             investment grade,        investment grade,
                                                    none below B             none below B

  DURATION               2-8 years                1-3 years                1 year or less
                         MOST VOLATILE            ->  ->  ->               LEAST VOLATILE


MAIN RISKS

As with any mutual fund, the value of a Fund's investments, and therefore the value of Fund shares, may go up or down. For the Stock Funds, these changes may occur because the stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. For the Bond Funds, these changes may occur in response to interest changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of bonds goes down. The value of the Bond Funds' shares also may be affected by market conditions and economic or political developments. The longer the duration of a Bond Fund, the more the Fund's price will go down if interest rates go up. If the value of a Fund's investments goes down, you may lose money.



- The Mid-Cap Fund invests in medium-size companies and the Small Cap Fund invests in small companies. Generally, the stock prices of medium and small companies vary more than the stock prices of large companies and may present above average risk.



- The International and Global Equity Funds invest significantly in foreign securities, which have additional risks. For example, the securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is a country or is in a country with an emerging capital market.


- The Bond Funds and the Balanced Fund invest in mortgage-backed and asset-backed securities. In addition to normal bond risks, these securities are subject to prepayment risk.



- The Bond Funds invest in "junk" bonds, which have more credit risk and tend to be less liquid than higher-rated securities.



- An investment in any of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



See "Investment Risks" for more information about the risks associated with the Funds.


THE FUNDS' PERFORMANCE

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. They do not reflect the expense of sub-transfer agency fees that began to be paid by the Funds on March 1, 1999. How a Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                               EQUITY INCOME FUND

                                                                             TOTAL RETURN
                                                                             ------------
1989                                                                           23.67%
1990                                                                          -18.06%
1991                                                                           34.62%
1992                                                                           13.95%
1993                                                                           15.78%
1994                                                                           -3.49%
1995                                                                           34.43%
1996                                                                           17.39%
1997                                                                           31.16%
1998                                                                            4.34%

Best Quarter: 17.70% (1st Quarter of 1991).
Worst Quarter: -19.94% (3rd Quarter of 1990).

------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                           LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                1 YEAR        5 YEARS        10 YEARS       6/24/87
------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                       4.34%          15.82%         14.13%         12.26%
------------------------------------------------------------------------------------------------------------------
  S&P 500 Index                                            28.76%         24.15%         19.22%         15.92%
------------------------------------------------------------------------------------------------------------------

This chart compares the Equity Income Fund's performance with the returns of the Standard & Poor's Composite Index of 500 Stocks, a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

                                  MID-CAP FUND

                                                                             TOTAL RETURN
                                                                             ------------
1997                                                                            32.44%
1998                                                                           -10.26%

Best Quarter: 13.84% (2nd Quarter of 1997).
Worst Quarter: -17.56% (3rd Quarter of 1998).

------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                   LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                      1 YEAR         1/2/97
------------------------------------------------------------------------------------------
  Mid-Cap Fund                                                  -10.26%         9.02%
------------------------------------------------------------------------------------------
  Russell Mid-Cap Index                                          10.10%         19.18%
------------------------------------------------------------------------------------------


This chart compares the Mid-Cap Fund's performance with the returns of the Russell Mid-Cap Index, an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 55% of the total market capitalization of the Russell 1000 Index.

                                 SMALL CAP FUND

                                                                           TOTAL RETURN
                                                                           ------------
1989                                                                           20.55%
1990                                                                           -9.01%
1991                                                                           48.24%
1992                                                                           13.73%
1993                                                                           12.59%
1994                                                                            1.12%
1995                                                                           18.43%
1996                                                                           14.26%
1997                                                                           39.52%
1998                                                                          -15.56%


Best Quarter: 22.92% (1st Quarter of 1991).

Worst Quarter: -27.51% (3rd Quarter of 1990).

------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                           LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                1 YEAR        5 YEARS        10 YEARS       9/20/85
------------------------------------------------------------------------------------------------------------------
  Small Cap Fund                                          -15.56%         10.02%         12.87%         11.98%
------------------------------------------------------------------------------------------------------------------
  Russell 2000 Index                                       -2.55%         11.86%         12.92%         12.27%
------------------------------------------------------------------------------------------------------------------

This chart compares the Small Cap Fund's performance with the returns of the Russell 2000 Index, a stock market index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index.

                               INTERNATIONAL FUND

                                                                           TOTAL RETURN
                                                                           ------------
1991                                                                           20.35%
1992                                                                           -2.66%
1993                                                                           45.76%
1994                                                                           -2.93%
1995                                                                           19.89%
1996                                                                           18.29%
1997                                                                            5.33%
1998                                                                            6.41%

Best Quarter: 15.50% (4th Quarter of 1998).
Worst Quarter: -18.36% (3rd Quarter of 1998).

---------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                  LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                      1 YEAR        5 YEARS        10/1/90
---------------------------------------------------------------------------------------------------------
  International Fund                                             6.41%          9.05%          12.52%
---------------------------------------------------------------------------------------------------------
  MSCI EAFE Index                                                20.33%         9.50%          10.60%
---------------------------------------------------------------------------------------------------------

This chart compares the International Fund's performance with the returns of the Morgan Stanley Capital International Europe, Australia, Far East Index, an arithmetic, market value-weighted average of the performance of over 1,000 non-U.S. companies representing 18 stock markets in Europe, Australia, New Zealand and the Far East.

                               GLOBAL EQUITY FUND

                                                                             TOTAL RETURN
                                                                             ------------
1997                                                                             7.80%
1998                                                                             6.71%

Best Quarter: 15.83% (4th Quarter of 1998).
Worst Quarter: -17.84% (3rd Quarter of 1998).

------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                   LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                      1 YEAR         1/2/97
------------------------------------------------------------------------------------------
  Global Equity Fund                                             6.71%          7.25%
------------------------------------------------------------------------------------------
  MSCI World Index                                               24.80%         20.43%
------------------------------------------------------------------------------------------

This chart compares the Global Equity Fund's performance with the returns of the Morgan Stanley Capital International World Index, an arithmetic, market value-weighted average of the performance of over 1,500 securities representing 24 stock markets in Europe, Australia, New Zealand, the Far East, South Africa, Canada, the U.K. and the U.S.

                                 BALANCED FUND

                                                                             TOTAL RETURN
                                                                             ------------
1989                                                                             17.88%
1990                                                                             -0.45%
1991                                                                             20.53%
1992                                                                              9.41%
1993                                                                             12.59%
1994                                                                              0.82%
1995                                                                             24.80%
1996                                                                             11.71%
1997                                                                             16.75%
1998                                                                              5.20%


Best Quarter: 10.28% (1st Quarter of 1991).

Worst Quarter: -8.32% (3rd Quarter of 1990).


------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                           LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                1 YEAR        5 YEARS        10 YEARS       8/13/85
------------------------------------------------------------------------------------------------------------------
  Balanced Fund                                             5.20%         11.54%         11.64%         11.89%
------------------------------------------------------------------------------------------------------------------
  S&P 500 Index                                            28.76%         24.15%         19.22%         18.36%
------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Government/Corporate Index                9.47%          7.30%          9.33%          9.51%*
------------------------------------------------------------------------------------------------------------------


This chart compares the Balanced Fund's performance with the returns of two indexes. The Standard & Poor's Composite Index of 500 Stocks is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Lehman Brothers Government/Corporate Index is a weighted index comprised of publicly-traded intermediate and long-term government and corporate debt with an average maturity of 11 years.


* Period from 9/1/85 to 12/31/98

                             TOTAL RETURN BOND FUND

                                                                           TOTAL RETURN
                                                                           ------------
1995                                                                           21.32%
1996                                                                            4.34%
1997                                                                           10.76%
1998                                                                            8.79%

Best Quarter: 6.57% (2nd Quarter of 1995).
Worst Quarter: -2.38% (1st Quarter of 1996).

------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                   LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                      1 YEAR        12/6/94
------------------------------------------------------------------------------------------
  Total Return Bond Fund                                         8.79%          11.03%
------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Index                                8.69%          9.82%
------------------------------------------------------------------------------------------

This chart compares the Total Return Bond Fund's performance with the returns of the Lehman Brothers Aggregate Index, a weighted, unmanaged index of U.S. Government and corporate bonds, mortgage-backed securities and asset-backed securities rated at least investment grade with at least one year to maturity.

                               LOW DURATION FUND

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                              5.23%
1995                                                                             12.75%
1996                                                                              6.23%
1997                                                                              7.59%
1998                                                                              5.65%


Best Quarter: 4.02% (2nd Quarter of 1995).

Worst Quarter: -0.09% (4th Quarter of 1998).


---------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                  LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                      1 YEAR        5 YEARS        5/18/93
---------------------------------------------------------------------------------------------------------
  Low Duration Fund                                              5.65%          7.45%          7.92%
---------------------------------------------------------------------------------------------------------
  Merrill Lynch 1-3 Year U.S. Treasury Index                     7.00%          5.99%          5.79%
---------------------------------------------------------------------------------------------------------


This chart compares the Low Duration Fund's performance with the returns of the Merrill Lynch 1-3 Year U.S. Treasury Index, an unmanaged index of U.S. Treasury securities with maturities ranging from one to three years.

                           SHORT-TERM INVESTMENT FUND

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             4.42%
1995                                                                             7.83%
1996                                                                             6.17%
1997                                                                             6.18%
1998                                                                             5.77%

Best Quarter: 2.44% (3rd Quarter of 1998).
Worst Quarter: 0.71% (4th Quarter of 1998).


---------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                  LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                      1 YEAR        5 YEARS        5/18/93
---------------------------------------------------------------------------------------------------------
  Short-Term Investment Fund                                     5.77%          6.07%          6.31%
---------------------------------------------------------------------------------------------------------
  Merrill Lynch 6 Month U.S. Treasury Bill Index                 5.58%          5.37%          5.14%
---------------------------------------------------------------------------------------------------------


This chart compares the Short-Term Investment Fund's performance with the returns of the Merrill Lynch 6 Month U.S. Treasury Bill Index, an unmanaged index of U.S. Treasury bills with maturities of six months.

                               FEES AND EXPENSES
--------------------------------------------------------------------------------

This table shows the expenses paid by the Investor Class shares of the Funds. No sales load, exchange fee or redemption fee is charged on the purchase or sale of Fund shares.

Investment dealers and other firms may charge you additional fees for buying and selling Fund shares or for advisory services. See their materials for details.

ANNUAL FUND                                    Equity   Mid-    Small    Inter-     Global                Total       Low
OPERATING EXPENSES                             Income   Cap      Cap    national    Equity   Balanced    Return     Duration
(expenses that are deducted from Fund assets)   Fund    Fund    Fund      Fund       Fund      Fund     Bond Fund     Fund
----------------------------------------------------------------------------------------------------------------------------
     Management fees...                         .75%     .75%    .75%      .75%       .75%     .75%        .55%       .46%
     Distribution fees...                         0        0       0         0          0        0           0          0
     Other expenses...                          .17     2.02     .31       .25       2.15      .23         .53        .26
                                                ---     ----    ----      ----       ----      ---        ----        ---
     Total annual Fund operating expenses...    .92%    2.77%   1.06%     1.00%      2.90%     .98%       1.08%       .72%
                                                ===     ====    ====      ====       ====      ===        ====        ===
     Expense reimbursement...                     0     1.62       0         0       1.65      .03         .43        .14
                                                ---     ----    ----      ----       ----      ---        ----        ---
     NET ANNUAL FUND OPERATING EXPENSES(1)...   .92%    1.15%   1.06%     1.00%      1.25%     .95%        .65%       .58%
                                                ===     ====    ====      ====       ====      ===        ====        ===

ANNUAL FUND                                    Short-Term
OPERATING EXPENSES                             Investment
(expenses that are deducted from Fund assets)     Fund
     Management fees...                           .40%
     Distribution fees...                           0
     Other expenses...                            .54
                                                  ---
     Total annual Fund operating expenses...      .94%
                                                  ===
     Expense reimbursement...                     .46
                                                  ---
     NET ANNUAL FUND OPERATING EXPENSES(1)...     .48%
                                                  ===


---------------------------

(1)Hotchkis and Wiley (the "Advisor") has agreed to limit the annual operating expenses of each Fund, except the Small Cap and the International Funds. The expense limits changed on March 1, 1999. In addition, on March 1, 1999, the Funds began paying sub-transfer agency fees. The table above has been restated to reflect the sub-transfer agency fees as if they had been in effect for the Funds' fiscal year ended June 30, 1998. The Advisor has contractually agreed to keep the expense limits in place for one year.


EXAMPLE

This example compares the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds and that each Fund returns 5% each year. After one year, the example does not take into consideration the Advisor's agreement to subsidize expenses. Your actual costs may be higher or lower.



                               Equity    Mid-    Small     Inter-     Global                Total       Low      Short-Term
                               Income    Cap      Cap     national    Equity   Balanced    Return     Duration   Investment
                                Fund     Fund     Fund      Fund       Fund      Fund     Bond Fund     Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
     One Year................  $   94   $  117   $  108    $  102     $  127    $   97     $   66       $ 59       $   49
     Three Years.............  $  293   $  705   $  337    $  318     $  742    $  309     $  301       $216       $  254
     Five Years..............  $  509   $1,320   $  585    $  552     $1,382    $  539     $  554       $387       $  475
     Ten Years...............  $1,131   $2,981   $1,294    $1,225     $3,105    $1,199     $1,278       $881       $1,113

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

STOCK FUNDS


EQUITY INCOME FUND


The Equity Income Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.

The Equity Income Fund invests mostly in common stocks of large U.S. companies. Normally, the Fund invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

The Equity Income Fund can invest up to 10% of its total assets in foreign securities.

MID-CAP FUND

The Mid-Cap Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.


The Mid-Cap Fund invests at least 65% of its total assets in stocks of mid-size U.S. companies. A "mid-size company" is one with a market capitalization of less than $5 billion at the time of investment. Normally, the Fund invests at least 50% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.


The Mid-Cap Fund can invest up to 20% of its total assets in foreign securities.

SMALL CAP FUND

The Small Cap Fund's investment objective is CAPITAL APPRECIATION.

The Small Cap Fund invests at least 65% of its total assets in stocks of small U.S. companies. A "small company" is one with a market capitalization of less than $2 billion at the time of investment.

The Small Cap Fund can invest up to 20% of its total assets in foreign securities.

INTERNATIONAL FUND

The International Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.

The International Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

GLOBAL EQUITY FUND


The Global Equity Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.


The Global Equity Fund invests in stocks in at least ten different countries with developed stock markets, including the U.S. No country other than the U.S. will represent more than 30% of assets. Normally, the Global Equity Fund invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.


BALANCED FUND


The Balanced Fund's investment objective is to PRESERVE CAPITAL while producing a HIGH TOTAL RETURN. The Advisor's current goal is a return at least 4% greater than the rate of inflation as measured by the Consumer Price Index.


The Balanced Fund's assets are allocated among stocks and bonds. The Advisor uses a proprietary model to set the amount invested in each category. Generally stocks will be at least 20% of the Fund's total assets and bonds at least 25%. Historically, the Fund's allocation to stocks has ranged from 27% to 59%, and to bonds from 41% to 73%.

The Balanced Fund seeks to achieve growth of capital through its investment in stocks. It may purchase common stocks or securities with common stock characteristics (like convertible preferred stocks, convertible bonds or warrants).


The Balanced Fund seeks to earn income and reduce fluctuation in the value of the Fund's shares through its investments in bonds and preferred stocks. The Fund invests in bonds with a portfolio duration of two to five years. The Balanced Fund only purchases investment grade bonds and preferred stocks as follows:


- U.S. Government securities
- preferred stocks
- mortgage-backed and other asset-backed securities
- corporate bonds
- bonds that are convertible into stocks
- bank certificates of deposit, fixed time deposits and bankers' acceptances
- repurchase agreements, reverse repurchase agreements and dollar rolls
- obligations of foreign governments or their subdivisions, agencies and instrumentalities
- obligations of international agencies or supra-national entities
- municipal bonds

After the Fund buys a security, it may be given a lower rating or stop being rated. This will not require the Fund to sell it, but the Advisor will consider the change in rating in deciding whether to keep the security. It is expected that the average credit quality of the Fund's bonds will be AA/Aa or higher.

Because the Balanced Fund allocates its assets among stocks and bonds, it may not be able to achieve a total return as high as a fund with complete freedom to invest its assets in any one type of security. Likewise, because at least 25% of the Balanced Fund's portfolio will normally consist of bonds, the Fund may not achieve as much capital appreciation as a portfolio investing only in stocks. Although the Balanced Fund intends to invest in bonds to keep the price of the Fund's shares more stable, it can invest in intermediate- and long-term bonds, which fluctuate in price more than money market obligations.


The Balanced Fund can invest up to 20% of its total assets in foreign securities.

BOND FUNDS

TOTAL RETURN BOND FUND

The Total Return Bond Fund's investment objective is to MAXIMIZE LONG-TERM TOTAL RETURN. The Fund invests in bonds with a portfolio duration of two to eight years. Investments are concentrated in areas of the bond market (based on quality, sector, coupon or maturity) that the Advisor believes are relatively undervalued.

LOW DURATION FUND

The Low Duration Fund's investment objective is to MAXIMIZE TOTAL RETURN, consistent with CAPITAL PRESERVATION. The Fund invests in bonds with a portfolio duration of one to three years. The total rate of return for this Fund is expected to rise and fall less than a longer duration bond fund like the Total Return Bond Fund.

SHORT-TERM INVESTMENT FUND

The Short-Term Investment Fund's investment objective is to MAXIMIZE TOTAL RETURN, consistent with CAPITAL PRESERVATION. The Fund invests in bonds and seeks to maintain a portfolio duration that will generally not exceed one year. The Fund also seeks to maintain a dollar-weighted average portfolio maturity that will generally not exceed three years, based on the effective maturity of the Fund's securities.


TYPES OF BOND FUND INVESTMENTS


The Bond Funds seek to achieve their objectives by investing mainly in investment grade, interest-bearing securities of varying maturities. These include:

- U.S. Government securities
- preferred stocks
- mortgage-backed and other asset-backed securities
- corporate bonds
- bonds that are convertible into stocks
- bank certificates of deposit, fixed time deposits and bankers' acceptances
- repurchase agreements, reverse repurchase agreements and dollar rolls
- obligations of foreign governments or their subdivisions, agencies and instrumentalities
- obligations of international agencies or supra-national entities
- municipal bonds

RATINGS LIMITATIONS

Total Return Bond Fund

- at least 85% of total assets rated at least investment grade or, if short-term, the second highest quality grade, by a major rating agency such as Moody's or Standard & Poor's (S&P)

- up to 15% of total assets rated below investment grade (below Baa by Moody's or below BBB by S&P), but none below B
- can invest in unrated securities if the Advisor believes them to be of comparable quality

Low Duration Fund and Short-Term Investment Fund

- at least 70% of total assets rated at least A or, if short-term, the second highest quality grade, by a major rating agency
- up to 30% of total assets rated Baa by Moody's or BBB by S&P
- up to 10% of total assets rated below investment grade, but none below B
- can invest in unrated securities if the Advisor believes them to be of comparable quality

After a Fund buys a security, it may be given a lower rating or stop being rated. This will not require the Fund to sell it, but the Advisor will consider the change in rating in deciding whether to keep the security.

MATURITY AND DURATION REQUIREMENTS

Maturity. The EFFECTIVE MATURITY of a bond is the weighted average period over which principal is expected to be repaid. STATED MATURITY is the date when the issuer is scheduled to make the final payment of principal. Effective maturity is different than stated maturity because it estimates the effect of expected principal prepayments and call provisions.

Duration. The Bond Funds have different portfolio "durations." Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

For any bond with interest payments occurring before principal is repaid, duration is ordinarily less than maturity. Generally, the lower the stated or coupon rate of interest of a bond, the longer the duration. The higher the stated or coupon rate of interest of a bond, the shorter the duration. The calculation of duration is based on estimates.

Duration is a tool to measure interest rate risk. Assuming a 1% change in interest rates and the durations shown below, each Bond Fund's price would change as follows:


        FUND                 DURATION                  CHANGE IN INTEREST RATES
        ----                 --------                  ------------------------
Total Return Bond            4.5 yrs.        1% decline -> 4.5% gain in Fund price
                                             1% rise -> 4.5% decline in Fund price
Low Duration                   2 yrs.        1% decline -> 2% gain in Fund price
                                             1% rise -> 2% decline in Fund price
Short-Term Investment        .75 yrs.        1% decline -> .75% gain in Fund price
                                             1% rise -> .75% decline in Fund price


Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the price of the Bond Funds and may correlate with changes in interest rates. These factors can increase swings in the Funds' share prices during periods of volatile interest rate changes.

FOREIGN BONDS

Each Bond Fund may invest in foreign bonds as follows:

- up to 25% of total assets in foreign bonds that are denominated in U.S.
  dollars
- up to 15% of total assets in foreign bonds that are not denominated in U.S. dollars
- up to 15% of total assets in emerging market foreign bonds

MONEY MARKET INVESTMENTS


To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds and other money market instruments. Also, the Funds temporarily can invest up to 100% of their assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Funds may not achieve their objectives using this type of investing.



PORTFOLIO TURNOVER



As a result of the strategies described above, the Balanced Fund and the Bond Funds may have an annual portfolio turnover rate above 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher mark ups and other transaction costs and can affect these Funds' performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.



TYPES OF SECURITIES USED IN PRINCIPAL STRATEGIES


U.S. GOVERNMENT SECURITIES


The Bond Funds and the Balanced Fund can invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, like Treasury bills, certificates of indebtedness, notes, bonds and parts of notes or bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association ("Ginnie Mae"), Federal Home Loan Mortgage Association ("Freddie Mac"), Federal Financing Bank, and Student Loan Marketing Association ("Sallie Mae").


Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the agency to borrow from the Treasury. Others are supported only by the credit of the agency and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner must look mainly to the agency issuing the obligation for repayment.


CORPORATE BONDS



The Bond Funds and the Balanced Fund can invest in corporate bonds. These include variable and floating rate bonds and corporate commercial paper.


The Bond Funds and the Balanced Fund can invest in structured debentures and structured notes, which are hybrid instruments with characteristics of both bonds and swap agreements. The prices of structured debentures and structured notes can be more volatile than and are often not correlated to other bonds.

The Bond Funds and the Balanced Fund can invest in inverse floaters and tiered index bonds. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates.


ASSET-BACKED SECURITIES


The Bond Funds and the Balanced Fund can invest in securities whose principal and interest payments are backed by various types of assets, including automobile loans, credit card loans, and home equity loans.


MORTGAGE-BACKED SECURITIES


The Bond Funds and the Balanced Fund can invest in mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations ("CMOs").


OTHER STRATEGIES



The Funds use certain other investment strategies:



- BOND INVESTMENTS IN STOCK FUNDS: the Stock Funds buy common stocks and securities with common stock characteristics, like convertible preferred stocks, convertible bonds or warrants. They also may buy bonds. Convertible securities and bonds will be rated investment grade (the four highest grades) by a major rating agency like Moody's Investors Service or S&P or, if unrated, be of comparable quality in the Advisor's opinion. In addition, the Mid-Cap and Small Cap Funds may invest up to 5% of their total assets in convertible securities and bonds rated below investment grade, but not below B, or, if unrated, of comparable quality in the Advisor's opinion. After the Stock Funds buy a bond or convertible security, it may be given a lower rating or stop being rated. This would not require the Funds to sell the security, but the Advisor will consider the change in rating in deciding whether the Fund should keep the security.



- REPURCHASE AGREEMENTS: the Funds can enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers. This is a method of short-term investment of cash where the Fund would buy securities from a bank or broker-dealer and sell them back a short time later (usually overnight) for a slightly higher price. Each Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily. But if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities, a decline in their value and loss of interest income.



- MUNICIPAL BONDS: the Bond Funds and the Balanced Fund can invest in municipal bonds issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their agencies and instrumentalities. These include general obligation bonds, revenue bonds and private activity bonds.



- REAL ESTATE INVESTMENT TRUSTS: the Funds can invest in securities of real estate investment trusts or REITs.



- DERIVATIVES: the Funds may use "derivatives," whose performance is derived from the performance of an underlying asset. The Funds may use derivatives to hedge against changes in interest rates, foreign currency exchange rates or securities prices; for liquidity; or as part of their overall investment strategies. Types of derivatives that the Funds may use include futures contracts (Bond Funds only), forward contracts and options. Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. Each Fund will mark liquid assets as segregated or enter offsetting positions to cover its obligations, if any, under options, futures contracts and swap agreements to avoid leveraging the Fund.

- BORROW MONEY: each Fund can borrow up to 10% of the value of its total assets. The Bond Funds and the Balanced Fund can enter into reverse repurchase agreements in which they sell securities and agree to buy them back for a fixed price at a later date. They also can use dollar rolls in which they sell securities for delivery in the current month while agreeing to buy very similar securities at a later date from the same party. Reverse repurchase agreements and dollar rolls involve leverage and are treated as borrowings by the Funds.

- LEND SECURITIES: each Bond Fund can lend up to 33 1/3% of the value of its total assets.


- SHORT SALES AGAINST-THE-BOX: each Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of a Fund's total assets can be held as collateral for short sales at any one time.



- WHEN-ISSUED OR DELAYED DELIVERY: the Funds (except the Mid-Cap and Small Cap Funds) can buy securities on a when-issued or delayed delivery basis. The Funds will mark liquid assets as segregated in an amount equal to the when-issued securities.



- CORPORATE LOANS: the Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate". The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, a Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, a Fund becomes a member of the syndicate.



- ILLIQUID INVESTMENTS: each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value.



     - restricted securities: Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.



       Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Fund management receives material adverse non-public information about the issuer, the Fund will not be able to sell the security.



     - 144A: Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. Under policies adopted by the Trustees, Rule 144A securities with active trading markets are considered liquid.

                                INVESTMENT RISKS

--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund's performance will be positive for any period of time.

MARKET AND SELECTION RISK


Market risk is the risk that the stock or bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies. These risks apply to all of the Funds.


RISKS OF INVESTING IN SMALL AND MID-SIZE COMPANIES

The Mid-Cap Fund and Small Cap Fund invest in the securities of small and medium-size companies. Investment in small and medium-size companies involves more risk than investing in larger, more established companies. Small and medium-size companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small cap or mid-cap company may lose substantial value.

Securities of small and medium-size companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in securities of small and medium-size companies requires a long-term view.

FOREIGN MARKET RISK


Since the Funds, particularly the International Fund and the Global Equity Fund, may invest in foreign securities, they offer the potential for more diversification than an investment only in the United States. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:



- The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.


- Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.

- The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect a Fund's operations.

- Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States.

- Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

- Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Fund's assets may be uninvested and not earning returns. A Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

- The value of a Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

- The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

- International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect a Fund's non-U.S. holdings.

- If a Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.

EUROPEAN ECONOMIC AND MONETARY UNION (EMU)

A number of European countries have agreed to enter into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) will be redenominated in the euro. Thereafter, these securities will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, a Fund could be adversely affected:

- If the euro, or EMU as a whole, does not take effect as planned.

- If a participating country withdraws from EMU.

- If the computing, accounting and trading systems used by a Fund's service providers, or by other entities with which a Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency beginning with euro conversion.

RISKS OF CONVERTIBLE SECURITIES


Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock. These risks apply to all of the Funds.


ADDITIONAL BOND RISKS

- MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated. Prepayment reduces the yield to maturity and average life of the mortgage-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk.

  Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both up and down) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Mortgage-backed securities are issued by Federal government agencies like Ginnie Mae, Freddie Mac or Fannie Mae. Principal and interest payments on mortgage-backed securities issued by Federal government agencies are guaranteed by either the Federal government or the government agency. This means that such securities have very little credit risk. Other mortgage-backed securities are issued by private corporations rather than Federal agencies. Private mortgage-backed securities have credit risk as well as prepayment risk and extension risk.

  Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

- ASSET-BACKED SECURITIES -- Like traditional bonds, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund's portfolio will increase. The value of long-term securities changes more widely in response to changes in interest rates than shorter-term securities.

- CREDIT RISK -- Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.

- INTEREST RATE RISK -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than do prices of shorter term securities.

- CALL AND REDEMPTION RISK -- Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, a Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.

- JUNK BONDS -- Junk bonds are bonds that are rated below investment grade by the major rating agencies or are unrated securities that the Funds' Advisor believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securities.

- WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD
  COMMITMENTS -- When-issued, delayed-delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price.

- VARIABLE RATE DEMAND OBLIGATIONS -- Variable rate demand obligations are floating rate securities that consist of an interest in a long-term bond and the conditional right to demand payment prior to the bond's maturity from a bank or other financial institution. If the bank or other financial institution is unable to pay on demand, a Fund may be adversely affected. In addition, these securities are subject to credit risk.

- INDEXED AND INVERSE FLOATING RATE SECURITIES -- A Bond Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. A Fund may also invest in securities whose return is inversely related to changes in an interest rate (inverse floaters). In general, inverse floaters change in value in a manner that is opposite to most bonds -- that is, interest rates on inverse floaters will decrease when short-term rates increase and increase when short-term rates decrease. Investments in indexed securities and inverse floaters may subject a Fund to the risks of reduced or eliminated interest payments. Investments in indexed securities also may subject a Fund to loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages a Fund's investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities. Both indexed securities and inverse floaters can be derivative securities and can be considered speculative.

- SOVEREIGN DEBT -- The Bond Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Funds to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.


- CORPORATE LOANS -- Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.



RISKS OF DERIVATIVES



Derivatives involve the following risks:


- CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

- CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

- LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

- LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

- INDEX RISK -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Please see the Statement of Additional Information (SAI) for detailed information regarding the types of derivatives that can be used by the Funds and the risks associated with these instruments.

                       THE ADVISOR AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

THE ADVISOR


Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, has been the Funds' investment advisor since 1984. The Advisor is a division of Merrill Lynch Asset Management, L.P., a Delaware limited partnership. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios and administers the Funds. The Advisor also manages other mutual funds and separate investment advisory accounts.


The table below shows the fees paid to the Advisor for the Funds' fiscal year ended June 30, 1998 as a percentage of average net assets.

                            FUND                               %
                            ----                              ---
Equity Income...............................................  .75
Mid-Cap.....................................................  .75
Small Cap...................................................  .75
International...............................................  .75
Global Equity...............................................  .75
Balanced....................................................  .75
Total Return Bond...........................................  .55
Low Duration................................................  .46
Short-Term Investment.......................................  .40

Although not required to do so, the Advisor has agreed to make reimbursements so that the regular annual operating expenses of each Fund except the Small Cap and International Funds will be limited as follows:


                                                            EXPENSE LIMITS
                                                          (AS A PERCENTAGE OF
                          FUND                            AVERAGE NET ASSETS)
                          ----                            -------------------
Equity Income...........................................          .95
Mid-Cap.................................................         1.15
Global Equity...........................................         1.25
Balanced................................................          .95
Total Return Bond.......................................          .65
Low Duration............................................          .58
Short-Term Investment...................................          .48


The Advisor has agreed to these expense limits for one year, and will thereafter give shareholders at least 30 days' notice if this reimbursement policy will change.

The Advisor is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor but has not done so.

SUBADVISORS


The Advisor has entered into subadvisory agreements with Mercury Asset Management International Limited, 33 King William Street, London, England EC4R 9AS, and Merrill Lynch Asset Management U.K. Limited, Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations and other investment-related services to be provided to the International and Global Equity Funds. There is no increase in the aggregate fees paid by the Funds for these services.


PORTFOLIO MANAGERS

The portfolio managers who have responsibility for the day-to-day management of the Funds' portfolios are listed below.

EQUITY INCOME FUND

The portfolio managers of the Equity Income Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin is a managing director of the Advisor and began co-managing the Fund in April 1994. She has been a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994 and began co-managing the Fund in August 1997. Before joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.

MID-CAP FUND

The portfolio managers of the Mid-Cap Fund are Jim Miles and Stan Majcher. Mr. Miles joined the Advisor in 1995, and has served as a portfolio manager of the Fund since it began in January 1997. Before joining the Advisor, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995. Mr. Majcher has been a portfolio manager of the Mid-Cap Fund since January 1999. Mr. Majcher joined the Advisor in August 1996 as a domestic equity analyst. From 1994 to 1996, he was an investment banking analyst at Merrill Lynch & Co. Inc.

SMALL CAP FUND

The portfolio managers of the Small Cap Fund are Jim Miles and David Green. Mr. Miles began co-managing the Fund in May 1995 when he joined the Advisor. Mr. Miles' background is described under "Mid-Cap Fund" above. Mr. Green joined the Advisor in 1997. Before that, Mr. Green was associated with Goldman Sachs Asset Management, where he worked as an investment analyst from November 1995. Before that, he was an investment manager and analyst with Prudential Investment Advisors.

INTERNATIONAL FUND


The portfolio managers of the International Fund are Sarah Ketterer, Harry Hartford and David Chambers. Ms. Ketterer is a managing director of the Advisor and has served as portfolio manager of the Fund since it began in October 1990. Before joining the Advisor, Ms. Ketterer was with Bankers Trust Company as an Associate from 1987 to 1990 and a Financial Analyst with Dean Witter Reynolds from 1983 to 1985. Mr. Hartford is a managing director of the Advisor and has served as a portfolio manager of the Fund since May 1994. Before joining the Advisor, Mr. Hartford was with the Investment Bank of Ireland (now Bank of Ireland Asset Management) as a Senior Manager, International and Global Equities, from 1985 to 1994. Mr. Chambers is a managing director of the Advisor and has served as a portfolio manager of the Fund since October 1996. He has been associated with Mercury Asset Management International in London since July 1998. Before joining the Advisor, Mr. Chambers was with Baring Asset Management, Inc. as Senior Vice President, Global Equities from 1992 to 1995 and Baring Brothers, London, England as Assistant Director, Corporate Finance from 1990 to 1991.

GLOBAL EQUITY FUND

The portfolio managers of the Global Equity Fund are Sarah Ketterer and Patricia McKenna. They have served as portfolio managers of the Fund since its inception in January 1997. Ms. Ketterer's background is under "International Fund" above. Before joining the Advisor in July 1995, Ms. McKenna was with Trust Company of the West as an Equity Research Analyst from 1992 to 1995 and Fieldstone Private Capital Group where she was responsible for structuring private placements and tax leases from 1990 to 1992.

BALANCED FUND

The portfolio managers of the Balanced Fund are Roger DeBard and Michael Sanchez. Mr. DeBard has responsibility for the day-to-day management of the equity portion of the Fund's portfolio and the asset allocation strategy. Mr. DeBard is a managing director of the Advisor and has served as portfolio manager of the Fund since it began in August 1985. Mr. DeBard and Mr. Sanchez have responsibility for the day-to-day management of the bond portion of the Fund's portfolio. Mr. Sanchez has served as portfolio manager of the Fund since joining the Advisor in August 1996. Before joining the Advisor, Mr. Sanchez was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as Director of Fixed Income Investments from 1988 to 1991.

BOND FUNDS

The portfolio managers of the Bond Funds are Roger DeBard, Michael Sanchez and John Queen. Mr. DeBard and Mr. Sanchez have served as portfolio managers for the Funds since August 1996 and their backgrounds are under "Balanced Fund." Mr. Queen joined the Advisor in 1997. Before joining the Advisor, Mr. Queen was associated with The Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.

A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). A Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Funds' management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told the Funds' management that they also expect to resolve the Year 2000 Problem, and the Funds' management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Funds invest, and this could hurt the Funds' investment returns.

                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

Five of the Funds (the Small Cap, International, Balanced, Total Return Bond and Low Duration Funds) offer two classes of shares, Investor Class and Distributor Class. The other Funds offer only Investor Class shares. Investor Class shares, to which this Prospectus relates, are purchased directly from the Funds. Purchasers of Investor Class shares do not pay a sales charge or a 12b-1 fee. (They do pay advisory fees and other expenses, like custody and brokerage fees.)

MINIMUM INVESTMENT

The minimum initial investment in each Fund is $10,000. There is no minimum subsequent investment. The Funds reserve the right to waive the minimum investment.

WIRE

Before you wire money, call 800-236-4479 for your shareholder account number. Instruct your bank to send the wire to the Transfer Agent to:

Firstar Bank Milwaukee
  ABA #0750-00022
For credit to Firstar Mutual Fund Services
  Account #112-952-137
For further credit to HOTCHKIS AND WILEY FUNDS
  [Name of Fund]
  Account # [Your account number]

Wires received by the Transfer Agent before the New York Stock Exchange closes (currently 4:00 p.m., Eastern Time) receive that day's net asset value price.

For initial investments, you should also mail an application form to:

  Firstar Mutual Fund Services, LLC
  615 E. Michigan Avenue, 3rd Floor
  P.O. Box 701
  Milwaukee, Wisconsin 53201-0701

MAIL

You also can invest by sending a check or money order payable to HOTCHKIS AND WILEY FUNDS with the application form to Firstar's address above.


Checks must be drawn on a U.S. bank in U.S. dollars. You will receive the net asset value price next determined after Firstar receives your check or money order and completed account application. Firstar does not accept cash, drafts or third party checks. If your check doesn't clear, you will be charged for any loss sustained by the relevant Fund and a $25 service charge. Forms for additional contributions by check or change of address are included with account statements, or you can request them by calling 800-236-4479.


AUTOMATIC INVESTMENT PLAN (AIP)


The Automatic Investment Plan lets you automatically purchase shares by debiting your bank account for a pre-authorized amount. There is a $50 minimum per transaction and a maximum of 4 transactions a month. Your bank must be a member of the ACH network. We don't charge a fee for this service, but you will be charged $25 if there are insufficient funds in the account at the time of the scheduled transaction.


GENERAL

The Funds may also accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Advisor is responsible for ensuring that such payment is made on a timely basis. An institution which makes such a purchase for an investor may charge the investor a reasonable service fee.

The Advisor may pay out of its own resources brokers and other persons who sell shares of the Funds.

The Funds reserve the right to suspend the offering of shares at any time, and to reject a purchase order.

PRICING OF FUND SHARES


The net asset value per share of each class of each Fund is calculated every day that the New York Stock Exchange is open for trading, at the close of regular trading (currently 4:00 p.m., Eastern Time). The net asset value per share is the value of all a Fund's assets, minus its liabilities, divided by the number of Fund shares outstanding. The value of portfolio securities is determined on the basis of the market value of such securities or, when market prices are not available, at fair value. The Funds will price purchase orders at the net asset value next determined after the request is received in good order by the Transfer Agent or an authorized financial institution or its sub-delegate.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

MAIL

You can redeem shares (sell them back to the Funds) by sending us a letter that includes:

- the Fund's name
- your account name
- your account number
- the number of shares or dollar amount you want to redeem
- signatures of all registered owners exactly as the account is registered.

Send your request to:
  Firstar Mutual Fund Services, LLC
  615 East Michigan Avenue, 3rd Floor
  P.O. Box 701
  Milwaukee, Wisconsin 53201-0701

The redemption request will not be accepted unless it contains all required documents in PROPER FORM, as described below. If the request is in PROPER FORM, the shares will be sold at the net asset value next determined after the Transfer Agent or an authorized financial institution or its sub-delegate receives the request.

TELEPHONE

Call 800-236-4479 and tell us:
- your account name
- your account number
- dollar amount or number of shares you want to redeem ($1,000 minimum).

We will then either send you a check to the address in our records or wire the amount to your U.S. commercial bank. To redeem shares by telephone, you must have notified us ahead of time that you want this privilege.

If you can't get through to us by phone, which might be when the market is volatile, you should use the procedures above for "Mail."

PROPER FORM

Share Certificates


If you have share certificates, you can't redeem shares until you return them. The certificates must either be endorsed or accompanied by a stock power signed by the registered owners, with signatures guaranteed, exactly as the certificates are registered.


Signature Guarantee

You may need a signature guarantee for your request if your redemption proceeds

- are more than $50,000
- are paid to a person other than the owner shown on our records
- are sent to an address or bank account that is different from our records or has changed within 15 days
- are paid to a corporation, partnership, trust or fiduciary.

You can get a signature guarantee from:

- a bank which is a member of the FDIC
- a trust company
- a member firm of a national securities exchange
- another eligible guarantor institution.

Guarantees must be signed by an authorized signatory of the guarantor institution and include the words "Signature Guaranteed." We will not accept signature guarantees from notaries public. Additional documents may be needed from corporations or other organizations, fiduciaries or anyone other than the shareholder of record.

DELAYS IN REDEEMING SHARES

At certain times when allowed by the SEC, we may delay sending your check or wiring your redemption proceeds.

PAYMENTS

Payment also may be delayed up to 12 days if you bought shares with a check.


CHANGES TO REDEMPTION PROCEDURES



The redemption procedures may be modified at any time on 30 days' notice to shareholders.


REDEMPTION IN KIND

The Funds reserve the right to pay shareholders with large accounts securities instead of cash in certain circumstances.

LIQUIDATING SMALL ACCOUNTS

We may liquidate your account if its value falls below $1,000 because of redeeming shares, but we will give you 60 days' written notice so that you can buy more shares to increase the account size.

REPURCHASES


The Funds may accept orders for the repurchase of shares from certain qualified institutions. These institutions may charge shareholders a fee for their services. The Funds may also waive or modify the requirements as to proper form for such institutions.

                             HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You can exchange Investor Class shares in a Fund for Investor Class shares of another Fund subject to a $1,000 minimum. For tax purposes, exchanges are a sale and purchase.


MAIL

You can exchange shares by sending us a letter that includes:

- your account name
- your account number
- the dollar amount or number of shares you want to exchange
- the Fund you want to sell and the Fund you want to buy
- signatures of all account owners.

Send your request to:

  Firstar Mutual Fund Services, LLC
  615 East Michigan Avenue
  P.O. Box 701
  Milwaukee, Wisconsin 53201-0701

TELEPHONE

You can exchange shares by calling us at 800-236-4479 as long as you have notified us ahead of time that you want this privilege. If you have share certificates, you must return them first.

CHANGES TO THE EXCHANGE PRIVILEGE

The Funds reserve the right to reject any exchange request. The exchange privilege can be modified or terminated at any time on 30 days' notice to shareholders.

                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Funds pay income dividends, if any, as follows:


Monthly       Total Return Bond Fund
              Low Duration Fund
              Short-Term Investment Fund
Quarterly     Equity Income Fund
              Balanced Fund
Yearly        Mid-Cap Fund
              Small Cap Fund
              International Fund
              Global Equity Fund


The Funds pay distributions of any net realized short-term gains and any net capital gains every year.

TAXES

Dividends

If you do not hold your shares in an IRA, 401(k) plan or another qualified tax-deferred retirement plan, dividends are taxable to you whether you receive them in cash or reinvest in additional shares. Income dividends and distributions of short-term capital gains are taxed as ordinary income, at rates up to 39.6% for individuals. Long-term capital gains distributed by a Fund are taxable at capital gains tax rates no matter how long you have held your shares. The long-term capital gains rate for individuals currently is 20%.

Selling/Exchanging Shares

You may need to pay income tax when you sell or exchange shares in the Funds. Unless you are a dealer in securities, any gain or loss realized upon the sale or redemption of shares in any of the Funds will be treated as long-term capital gain or loss if you held the shares for more than one year, and as short-term capital gain or loss if you held the shares for one year or less. However, any loss on shares you held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions you received.

Corporations

Corporations investing in the Funds may be eligible for a dividends-received deduction. See "Dividends and Tax Status" in the SAI for additional information about the deduction.

Please consult your own tax advisor for advice about your tax situation.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------



The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except for the six months ended December 31, 1998, these financial highlights were audited by PricewaterhouseCoopers LLP. The accountants' report and the Funds' financial statements are included in the SAI and the Funds' annual report, which are available upon request. Further performance information is contained in the annual report.



                                                      Six Months
                                                        Ended
                                                     December 31,                   Year Ended June 30,
                                                         1998          ----------------------------------------------
                EQUITY INCOME FUND                   (unaudited)        1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...............     $22.02         $21.25    $18.91    $17.24    $15.07    $15.50
                                                        ------         ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..........................       0.20           0.46      0.49      0.45(1)   0.49      0.46
    Net realized and unrealized gain (loss) on
      investments..................................      (0.83)          4.02      4.15      2.89      2.48      0.10
                                                        ------         ------    ------    ------    ------    ------
    Total from investment operations...............      (0.63)          4.48      4.64      3.34      2.97      0.56
                                                        ------         ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income).........      (0.20)         (0.46)    (0.48)    (0.57)    (0.44)    (0.46)
    Distributions (from realized gains)............      (2.88)         (3.25)    (1.82)    (1.10)    (0.36)    (0.53)
                                                        ------         ------    ------    ------    ------    ------
    Total distributions............................      (3.08)         (3.71)    (2.30)    (1.67)    (0.80)    (0.99)
                                                        ------         ------    ------    ------    ------    ------
Net Asset Value, End of Period.....................     $18.31         $22.02    $21.25    $18.91    $17.24    $15.07
                                                        ======         ======    ======    ======    ======    ======
TOTAL RETURN.......................................      (2.62)%++      22.60%    26.15%    20.04%    20.49%     3.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...............     $157.9         $175.3    $185.9    $182.5    $127.1    $ 87.2
Ratio of expenses to average net assets:
  Before expense reimbursement.....................       0.91%+         0.87%     0.88%     0.98%     1.02%     1.05%
  After expense reimbursement......................       0.91%+         0.87%     0.88%     0.98%     1.00%     1.00%
Ratio of net investment income to average net
  assets:
    Before expense reimbursement...................       2.06%+         1.99%     2.49%     2.56%     3.11%     2.85%
    After expense reimbursement....................       2.06%+         1.99%     2.49%     2.56%     3.14%     2.90%
Portfolio turnover rate............................          9%++          23%       44%       24%       50%       36%


(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

+  Annualized.


++ Not annualized.

                                                                                                   January 2,
                                                                   Six Months                         1997*
                                                                      Ended          Year Ended      through
                                                                December 31, 1998     June 30,      June 30,
                        MID-CAP FUND                               (unaudited)          1998          1997
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................          $12.92           $11.65        $10.00
                                                                     -------           ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................            0.07             0.13          0.07
    Net realized and unrealized gain (loss) on
      investments...........................................           (1.62)            1.60          1.64
                                                                     -------           ------        ------
    Total from investment operations........................           (1.55)            1.73          1.71
                                                                     -------           ------        ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................              --            (0.14)        (0.06)
    Distributions (from realized gains).....................           (1.51)           (0.32)           --
                                                                     -------           ------        ------
    Total distributions.....................................           (1.51)           (0.46)        (0.06)
                                                                     -------           ------        ------
Net Asset Value, End of Period..............................           $9.86           $12.92        $11.65
                                                                     =======           ======        ======
TOTAL RETURN................................................          (11.76)%++        15.00%        17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................            $6.1             $7.5          $2.0
Ratio of expenses to average net assets:
  Before expense reimbursement..............................            2.05%+           2.72%         8.26%+
  After expense reimbursement...............................            1.00%+           1.00%         1.00%+
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................            0.29%+          (0.52)%      (5.39)%+
  After expense reimbursement...............................            1.34%+           1.20%         1.87%+
Portfolio turnover rate.....................................              48%++            71%           23%++


*  Commencement of operations.
+  Annualized.
++ Not annualized.

                                                      Six Months
                                                         Ended                      Year Ended June 30,
                                                   December 31, 1998   ----------------------------------------------
                SMALL CAP FUND                        (unaudited)       1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........          $26.48        $23.83    $21.33    $21.53    $19.53    $19.88
                                                        -------        ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)...............           (0.05)        (0.06)(1)   0.03     0.05(1)  (0.06)    (0.01)
    Net realized and unrealized gain (loss) on
      investments..............................           (5.42)         5.13      5.62      2.80      2.84      0.78
                                                        -------        ------    ------    ------    ------    ------
    Total from investment operations...........           (5.47)         5.07      5.65      2.85      2.78      0.77
                                                        -------        ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income).....              --         (0.05)    (0.09)       --        --     (0.20)
    Distributions (from realized gains)........           (1.53)        (2.37)    (3.06)    (3.05)    (0.78)    (0.92)
                                                        -------        ------    ------    ------    ------    ------
    Total distributions........................           (1.53)        (2.42)    (3.15)    (3.05)    (0.78)    (1.12)
                                                        -------        ------    ------    ------    ------    ------
Net Asset Value, End of Period.................          $19.48        $26.48    $23.83    $21.33    $21.53    $19.53
                                                        =======        ======    ======    ======    ======    ======
TOTAL RETURN...................................          (20.54)%++     22.24%    29.74%    14.24%    14.79%     3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...........           $56.2         $94.9     $27.5     $16.5     $20.5     $13.1
Ratio of expenses to average net assets:
  Before expense reimbursement.................            1.20%+        0.94%     1.30%     1.21%     1.49%     1.65%
  After expense reimbursement..................            1.00%+        0.94%     1.00%     1.00%     1.00%     1.00%
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement.................           (0.60)%+      (0.23)%   (0.20)%    0.03%    (0.82)%   (0.71)%
  After expense reimbursement..................           (0.40)%+      (0.23)%    0.10%     0.24%    (0.34)%   (0.06)%
Portfolio turnover rate........................              24%++         85%       88%      119%       81%       44%


(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

 + Annualized.


++ Not annualized.

                                                Six Months
                                                   Ended                        Year Ended June 30,
                                             December 31, 1998   --------------------------------------------------
            INTERNATIONAL FUND                  (unaudited)        1998        1997      1996       1995      1994
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......         $25.33          $24.17    $20.44     $17.70    $16.79    $14.63
                                                 ---------       ---------    ------    -------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..................           0.14            0.59      0.59(1)    0.56(1)   0.28      0.26
    Net realized and unrealized gain (loss)
      on investments.......................          (1.61)           1.23      3.78       2.51      1.52      2.19
                                                 ---------       ---------    ------    -------    ------    ------
        Total from investment operations...          (1.47)           1.82      4.37       3.07      1.80      2.45
                                                 ---------       ---------    ------    -------    ------    ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income)..............................          (0.25)         (0.66)    (0.48)     (0.14)     (0.44)    (0.14)
    Distributions (from realized gains)....          (0.33)             --    (0.16)     (0.19)     (0.45)    (0.15)
                                                 ---------       ---------    ------    -------    ------    ------
    Total distributions....................          (0.58)         (0.66)    (0.64)     (0.33)     (0.89)    (0.29)
                                                 ---------       ---------    ------    -------    ------    ------
Net Asset Value, End of Period.............         $23.28          $25.33    $24.17     $20.44    $17.70    $16.79
                                                 =========       =========    ======    =======    ======    ======
TOTAL RETURN...............................          (5.70)%++        7.77%    21.59%     18.61%    11.08%    16.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).......       $1,402.2        $1,476.8    $888.5     $331.0     $51.5     $26.0
Ratio of expenses to average net assets:
  Before expense reimbursement.............           0.93%+          0.89%     1.07%      1.11%     1.39%     1.61%
  After expense reimbursement..............           0.93%+          0.89%     1.00%      1.00%     1.00%     1.00%
Ratio of net investment income to average
  net assets:
  Before expense reimbursement.............           1.14%+          2.32%     2.59%      2.67%     2.45%     2.01%
  After expense reimbursement..............           1.14%+          2.32%     2.66%      2.78%     2.83%     2.62%
Portfolio turnover rate....................             24%++           20%       18%        12%       24%       23%


(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

 + Annualized.


++ Not annualized.

                                                               Six Months                   January 2,
                                                                 Ended                        1997*
                                                              December 31,    Year Ended     through
                                                                  1998         June 30,      June 30,
                     GLOBAL EQUITY FUND                       (unaudited)        1998          1997
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $11.38         $11.09        $10.00
                                                                 ------         ------        ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................       0.07           0.28          0.14
    Net realized and unrealized gain (loss) on                    (0.63)          0.51
     investments............................................                                    1.09
                                                                 ------         ------        ------
    Total from investment operations........................      (0.56)          0.79          1.23
                                                                 ------         ------        ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................      (0.11)         (0.32)        (0.14)
    Distributions (from realized gains).....................      (0.02)         (0.18)           --
                                                                 ------         ------        ------
    Total distributions.....................................      (0.13)         (0.50)        (0.14)
                                                                 ------         ------        ------
Net Asset Value, End of Period..............................     $10.69         $11.38        $11.09
                                                                 ======         ======        ======
TOTAL RETURN................................................      (4.84)%++       7.61%        12.32%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................         $7.2         $7.3            $3.7
Ratio of expenses to average net assets:
  Before expense reimbursement..............................       2.20%+         2.88%         4.43%+
  After expense reimbursement...............................       1.00%+         1.00%         1.00%+
Ratio of net investment income to average net assets:
  Before expense reimbursement..............................       0.21%+         0.00%         0.07%+
  After expense reimbursement...............................       1.41%+         1.88%         3.50%+
Portfolio turnover rate.....................................         26%++          54%           18%++


*  Commencement of operations.
+  Annualized.
++ Not annualized.

                                                    Six Months
                                                      Ended
                                                   December 31,                Year Ended June 30,
                                                       1998       ----------------------------------------------
                  BALANCED FUND                    (unaudited)     1998      1997      1996      1995      1994
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............     $19.84      $19.38    $18.27    $16.74    $15.71    $16.69
                                                      ------      ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income........................       0.39        0.89      0.90(1)   0.94      0.89      0.89
    Net realized and unrealized gain (loss) on
      investments................................      (0.39)       1.58      1.86      1.53      1.53     (0.27)
                                                      ------      ------    ------    ------    ------    ------
    Total from investment operations.............       0.00        2.47      2.76      2.47      2.42      0.62
                                                      ------      ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income).......      (0.38)      (0.90)    (0.99)    (0.92)    (0.80)    (0.94)
    Distributions (from realized gains)..........      (0.82)      (1.11)    (0.66)    (0.02)    (0.57)    (0.66)
    Return of capital............................         --          --        --        --     (0.02)       --
                                                      ------      ------    ------    ------    ------    ------
    Total distributions..........................      (1.20)      (2.01)    (1.65)    (0.94)    (1.39)    (1.60)
                                                      ------      ------    ------    ------    ------    ------
Net Asset Value, End of Period...................     $18.64      $19.84    $19.38    $18.27    $16.74    $15.71
                                                      ======      ======    ======    ======    ======    ======
TOTAL RETURN.....................................       0.07%++    13.29%    15.75%    15.04%    16.40%     3.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (millions).............     $107.2      $104.6     $90.2     $70.6     $32.1     $36.0
Ratio of expenses to average net assets:
  Before expense reimbursement...................       0.95%+      0.93%     0.98%     1.06%     1.19%     1.20%
  After expense reimbursement....................       0.95%+      0.93%     0.98%     1.00%     1.00%     1.00%
Ratio of net investment income to average net
  assets:
  Before expense reimbursement...................       4.11%+      4.49%     4.77%     5.20%     5.44%     5.04%
  After expense reimbursement....................       4.11%+      4.49%     4.77%     5.26%     5.63%     5.24%
Portfolio turnover rate..........................         57%++      121%      117%       92%       51%       97%


(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

+  Annualized.


++ Not annualized.

                                                               Six Months                                   December 6,
                                                                 Ended                                         1994*
                                                              December 31,       Year Ended June 30,          through
                                                                  1998        --------------------------     June 30,
TOTAL RETURN BOND FUND                                        (unaudited)      1998      1997      1996        1995
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $13.46       $13.04    $12.78    $12.94      $12.00
                                                                 ------       ------    ------    ------      ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................       0.39         0.89      0.99      0.84(1)     0.46
    Net realized and unrealized gain on investments.........       0.17         0.50      0.30      0.06        0.94
                                                                 ------       ------    ------    ------      ------
    Total from investment operations........................       0.56         1.39      1.29      0.90        1.40
                                                                 ------       ------    ------    ------      ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment income)..................      (0.47)       (0.97)    (0.92)    (0.93)      (0.46)
    Distributions (from realized gains).....................      (0.10)          --     (0.11)    (0.13)         --
                                                                 ------       ------    ------    ------      ------
    Total distributions.....................................      (0.57)       (0.97)    (1.03)    (1.06)      (0.46)
                                                                 ------       ------    ------    ------      ------
Net Asset Value, End of Period..............................     $13.45       $13.46    $13.04    $12.78      $12.94
                                                                 ======       ======    ======    ======      ======
TOTAL RETURN................................................       4.19%++     11.04%    10.48%     7.05%      11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................        $86.6      $45.2     $14.3     $43.4          $15.3
Ratio of expenses to average net assets:
  Before expense reimbursement..............................       0.75%+       1.02%     0.95%     0.98%       2.93%+
  After expense reimbursement...............................       0.65%+       0.65%     0.65%     0.68%       0.80%+
Ratio of net investment income to average net assets:
  Before expense reimbursement..............................       5.66%+       6.28%     6.78%     6.86%       4.92%+
  After expense reimbursement...............................       5.76%+       6.65%     7.08%     7.16%       7.05%+
Portfolio turnover rate.....................................        101%++       195%      173%       51%         68%++


*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.
++ Not annualized.

                                            Six Months
                                               Ended                                 Year Ended June 30,
                                         December 31, 1998   --------------------------------------------------------------------
LOW DURATION FUND                           (unaudited)         1998           1997          1996         1995           1994
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...       $10.20           $10.23         $10.12        $10.15       $ 9.93         $10.00
                                              ------           ------         ------        ------       ------         ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..............         0.29             0.66           0.66          0.68         0.75           0.77
    Net realized and unrealized gain
      (loss) on investments............        (0.06)            0.05           0.10          0.06         0.23           0.11
                                              ------           ------         ------        ------       ------         ------
    Total from investment operations...         0.23             0.71           0.76          0.74         0.98           0.88
                                              ------           ------         ------        ------       ------         ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income)..........................        (0.33)           (0.68)         (0.64)        (0.72)       (0.75)         (0.77)
    Dividends (from realized gains)....        (0.02)           (0.06)         (0.01)        (0.05)       (0.01)         (0.18)
                                              ------           ------         ------        ------       ------         ------
    Total distributions................        (0.35)           (0.74)         (0.65)        (0.77)       (0.76)         (0.95)
                                              ------           ------         ------        ------       ------         ------
Net Asset Value, End of Period.........       $10.08           $10.20         $10.23        $10.12       $10.15         $ 9.93
                                              ======           ======         ======        ======       ======         ======
TOTAL RETURN...........................         2.29%++          7.19%          7.79%         7.47%       10.23%          9.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...         $385.9         $253.2           $171.2       $189.2        $123.3           $36.5
Ratio of expenses to average net
  assets:
  Before expense reimbursement.........         0.58%+           0.65%          0.66%         0.60%        0.75%          1.10%
  After expense reimbursement..........         0.58%+           0.58%          0.58%         0.58%        0.58%          0.58%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement.........         5.82%+           6.39%          6.26%         7.07%        7.43%          6.82%
  After expense reimbursement..........         5.82%+           6.46%          6.34%         7.09%        7.61%          7.34%
Portfolio turnover rate................           79%++           119%           202%           50%          71%           254%



+  Annualized.


++ Not annualized.

                                             Six Months
                                                Ended
SHORT-TERM INVESTMENT
                                                                                      Year Ended June 30,
                                          December 31, 1998   -------------------------------------------------------------------
FUND                                         (unaudited)         1998          1997          1996         1995           1994
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....       $10.13           $10.15        $10.17        $10.12       $10.21         $10.00
                                               ------           ------        ------        ------       ------         ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...............         0.31             0.63          0.58          0.66         0.66           0.53
    Net realized and unrealized gain
      (loss) on investments.............        (0.06)            0.00         (0.01)         0.05        (0.09)          0.21
                                               ------           ------        ------        ------       ------         ------
    Total from investment operations....         0.25             0.63          0.57          0.71         0.57           0.74
                                               ------           ------        ------        ------       ------         ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income)...........................        (0.31)           (0.65)        (0.59)        (0.66)       (0.66)         (0.53)
    Return of capital...................           --               --            --         (0.00)          --             --
                                               ------           ------        ------        ------       ------         ------
    Total distributions.................        (0.31)           (0.65)        (0.59)        (0.66)       (0.66)         (0.53)
                                               ------           ------        ------        ------       ------         ------
Net Asset Value, End of Period..........       $10.07           $10.13        $10.15        $10.17       $10.12         $10.21
                                               ======           ======        ======        ======       ======         ======
TOTAL RETURN............................         2.54%++          6.37%         5.77%         7.23%        5.78%          7.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)....          $43.0          $28.0           $21.7        $18.7         $19.8           $10.5
Ratio of expenses to average net assets:
  Before expense reimbursement..........         0.72%+           0.92%         0.96%         0.88%        1.26%          2.06%
  After expense reimbursement...........         0.48%+           0.48%         0.48%         0.48%        0.48%          0.48%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement..........         5.64%+           5.92%         5.34%         6.15%        5.74%          4.16%
  After expense reimbursement...........         5.88%+           6.36%         5.82%         6.55%        6.52%          5.74%
Portfolio turnover rate.................           91%++           121%          154%           60%          81%           135%



+  Annualized.


++ Not annualized.

                            HOTCHKIS AND WILEY FUNDS


                           725 SOUTH FIGUEROA STREET


                                   SUITE 4000


                         LOS ANGELES, CALIFORNIA 90017



                                  800-236-4479



                          INFORMATION ABOUT THE FUNDS



Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:



- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)



- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)


- Semi-annual Report


To get this information and other information regarding the Funds free of charge or for shareholder questions, contact:



                       Firstar Mutual Fund Services, LLC

                      615 East Michigan Avenue, 3rd Floor
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 (800) 236-4479

                       Securities and Exchange Commission
                            Public Reference Section
                           Washington, DC 20549-6009


- call 1-800-SEC-0330 for information on the Commission's Public Reference Room, where documents can be reviewed and copied


- the information is available at the SEC's Internet site at http://www.sec.gov


- copies of the information retrievable from the SEC's Internet site are available for a fee by writing to the SEC's Public Reference Section


   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

                    Investment Company Act File No. 811-4182

                                   PROSPECTUS



                                 APRIL 1, 1999


                                     [LOGO]

                            HOTCHKIS AND WILEY FUNDS


                             INVESTOR CLASS SHARES
            -------------------------------------------------------
                               EQUITY INCOME FUND
            -------------------------------------------------------
                                  MID-CAP FUND
            -------------------------------------------------------
                                 SMALL CAP FUND
            -------------------------------------------------------
                               INTERNATIONAL FUND
            -------------------------------------------------------
                               GLOBAL EQUITY FUND
            -------------------------------------------------------
                                 BALANCED FUND
            -------------------------------------------------------
                             TOTAL RETURN BOND FUND
            -------------------------------------------------------
                               LOW DURATION FUND
            -------------------------------------------------------
                           SHORT-TERM INVESTMENT FUND
            -------------------------------------------------------

--------------------------------------------------------------------------------

                                   PROSPECTUS

                                 APRIL 1, 1999



                        HOTCHKIS AND WILEY FUNDS [LOGO]


                            DISTRIBUTOR CLASS SHARES

--------------------------------------------------------------------------------

SMALL CAP FUND
Seeks capital appreciation. The Fund invests primarily in stocks of U.S. companies with market capitalizations of less than $2 billion.

INTERNATIONAL FUND
Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international stocks.

BALANCED FUND
Seeks to preserve capital while producing a high total return. The Fund's assets are allocated between stocks and bonds.

TOTAL RETURN BOND FUND
Seeks to maximize long-term total return. The Fund invests in bonds of varying maturities with a portfolio duration of two to eight years.

LOW DURATION FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in bonds of varying maturities with a portfolio duration of one to three years.


The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy of this Prospectus. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


KEY FACTS..............................................     3
FEES AND EXPENSES......................................    10
INVESTMENT OBJECTIVES AND POLICIES.....................    11
INVESTMENT RISKS.......................................    17
THE ADVISOR AND PORTFOLIO MANAGERS.....................    21
HOW TO BUY SHARES......................................    24
HOW TO REDEEM SHARES...................................    24
HOW TO EXCHANGE SHARES.................................    25
DIVIDENDS AND TAXES....................................    25
FINANCIAL HIGHLIGHTS...................................    27
INFORMATION ABOUT THE FUNDS........................back cover


                                     [LOGO]


                           IMPORTANT TELEPHONE NUMBER

            -------------------------------------------------------

           CLIENT SERVICES AND SHAREHOLDER INQUIRIES     800-236-4479

                                   KEY FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND MAIN STRATEGIES
This section highlights important information about each Fund. Use this summary to compare the Funds to other mutual funds. More detailed information follows the summary.


                                  STOCK FUNDS



VALUE INVESTING



In investing the Stock Funds, including the stock portion of the Balanced Fund, the Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:



- low price-to-earnings ratio relative to the market


- high dividend yield relative to the market


- low price-to-book value ratio relative to the market


- financial strength



The different Stock Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.



Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.



This value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500 or similar large foreign indexes.




                             SMALL CAP FUND         INTERNATIONAL FUND          BALANCED FUND
--------------------------------------------------------------------------------------------------
OBJECTIVE                - capital appreciation   - current income         - preserve capital
                                                  - long-term growth of      while producing a high
                                                    income                   total return
                                                  - growth of capital

MAIN INVESTMENTS         - stocks of U.S.         - international stocks   - U.S. stocks and
                           companies with market                             investment grade
                           capitalizations of                                bonds
                           less than $2 billion

                                   BOND FUNDS


Each Bond Fund invests in a diversified portfolio of bonds of different maturities, including U.S. Government securities, corporate bonds, asset-backed securities and mortgage-backed securities. They differ in their objectives, the credit quality of their portfolios and their volatility, as measured by their "duration." Duration is a measure of how much the price of a bond would change compared to a change in market interest rates. Duration is discussed further on page 13.

                                    TOTAL RETURN
                                     BOND FUND                 LOW DURATION FUND
------------------------------------------------------------------------------------
OBJECTIVE                     - maximize long-term          - maximize total return
                                total return                - preserve capital
MAIN STRATEGIES

  CREDIT QUALITY              - at least 85%                - at least 70% in A
                                investment grade; up to       rated or better; up to
                                15% rated below               30% rated BBB/Baa; up
                                investment grade, none        to 10% rated below
                                below B                       investment grade, none
                                                              below B
  DURATION                    2-8 years                     1-3 years
                              MORE VOLATILE                 LESS VOLATILE


MAIN RISKS

As with any mutual fund, the value of a Fund's investments, and therefore the value of Fund shares, may go up or down. For the Stock Funds, these changes may occur because the stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. For the Bond Funds, these changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of bonds goes down. The value of the Bond Funds' shares also may be affected by market conditions and economic or political developments. The longer the duration of a Bond Fund, the more the Fund's price will go down if interest rates go up. If the value of a Fund's investments goes down, you may lose money.



- The Small Cap Fund invests in small companies. Generally, the stock prices of small companies vary more than the stock prices of large companies and may present above average risk.



- The International Fund invests primarily in foreign securities, which have additional risks. For example, the securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is a country or is in a country with an emerging capital market.



- The Bond Funds and the Balanced Fund invest in mortgage-backed and asset-backed securities. In addition to normal bond risks, these securities are subject to prepayment risk.



- The Bond Funds invest in "junk" bonds, which have more credit risk and tend to be less liquid than higher-rated securities.



- An investment in any of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



See "Investment Risks" for more information about the risks associated with the Funds.


THE FUNDS' PERFORMANCE

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. They do not reflect the expense of sub-transfer agency fees that began to be paid on March 1, 1999 or 12b-1 fees paid by the Distributor Class shares. How a Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                 SMALL CAP FUND

                                                                           TOTAL RETURN
                                                                           ------------
1989                                                                           20.55%
1990                                                                           -9.01%
1991                                                                           48.24%
1992                                                                           13.73%
1993                                                                           12.59%
1994                                                                            1.12%
1995                                                                           18.43%
1996                                                                           14.26%
1997                                                                           39.52%
1998                                                                          -15.56%


Best Quarter: 22.92% (1st Quarter of 1991).

Worst Quarter: -27.51% (3rd Quarter of 1990).

------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                  LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                1 YEAR     5 YEARS     10 YEARS    9/20/85
------------------------------------------------------------------------------------------------------
  Small Cap Fund                                          -15.56%      10.02%      12.87%      11.98%
------------------------------------------------------------------------------------------------------
  Russell 2000 Index                                       -2.55%      11.86%      12.92%      12.27%
------------------------------------------------------------------------------------------------------

This chart compares the Small Cap Fund's performance with the returns of the Russell 2000 Index, a stock market index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index.

                               INTERNATIONAL FUND

                                                                           TOTAL RETURN
                                                                           ------------
1991                                                                           20.35%
1992                                                                           -2.66%
1993                                                                           45.76%
1994                                                                           -2.93%
1995                                                                           19.89%
1996                                                                           18.29%
1997                                                                            5.33%
1998                                                                            6.41%

Best Quarter: 15.50% (4th Quarter of 1998).
Worst Quarter: - 18.36% (3rd Quarter of 1998).

------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                            LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                      1 YEAR     5 YEARS     10/1/90
------------------------------------------------------------------------------------------------
  International Fund                                             6.41%       9.05%       12.52%
------------------------------------------------------------------------------------------------
  MSCI EAFE Index                                                20.33%      9.50%       10.60%
------------------------------------------------------------------------------------------------

This chart compares the International Fund's performance with the returns of the Morgan Stanley Capital International Europe, Australia, Far East Index, an arithmetic, market value-weighted average of the performance of over 1,000 non-U.S. companies representing 18 stock markets in Europe, Australia, New Zealand and the Far East.

                                 BALANCED FUND

                                                                             TOTAL RETURN
                                                                             ------------
1989                                                                             17.88%
1990                                                                             -0.45%
1991                                                                             20.53%
1992                                                                              9.41%
1993                                                                             12.59%
1994                                                                              0.82%
1995                                                                             24.80%
1996                                                                             11.71%
1997                                                                             16.75%
1998                                                                              5.20%


Best Quarter: 10.28% (1st Quarter of 1991).

Worst Quarter: - 8.32% (3rd Quarter of 1990).


--------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                 1 YEAR    5 YEARS    10 YEARS    8/13/85
--------------------------------------------------------------------------------------------------------
  Balanced Fund                                             5.20%     11.54%     11.64%      11.89%
--------------------------------------------------------------------------------------------------------
  S&P 500 Index                                             28.76%    24.15%     19.22%      18.36%
--------------------------------------------------------------------------------------------------------
  Lehman Brothers Government/Corporate Index                9.47%     7.30%       9.33%      9.51%*
--------------------------------------------------------------------------------------------------------


This chart compares the Balanced Fund's performance with the returns of two indexes. The Standard & Poor's Composite Index of 500 Stocks is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Lehman Brothers Government/Corporate Index is a weighted index comprised of publicly-traded intermediate and long-term government and corporate debt with an average maturity of 11 years.
---------------


* Period from 9/1/85 to 12/31/98

                             TOTAL RETURN BOND FUND

                                                        TOTAL RETURN
                                                        ------------
1995                                                        21.32%
1996                                                         4.34%
1997                                                        10.76%
1998                                                         8.79%

Best Quarter: 6.57% (2nd Quarter of 1995).
Worst Quarter: -2.38% (1st Quarter of 1996).

--------------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS                                             LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                     1 YEAR    12/6/94
--------------------------------------------------------------------------------------
  Total Return Bond Fund                                        8.79%     11.03%
--------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Index                               8.69%      9.82%
--------------------------------------------------------------------------------------

This chart compares the Total Return Bond Fund's performance with the returns of the Lehman Brothers Aggregate Index, a weighted, unmanaged index of U.S. Government and corporate bonds, mortgage-backed securities and asset-backed securities rated at least investment grade with at least one year to maturity.

                               LOW DURATION FUND

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                              5.23%
1995                                                                             12.75%
1996                                                                              6.23%
1997                                                                              7.59%
1998                                                                              5.65%


Best Quarter: 4.02% (2nd Quarter of 1995).

Worst Quarter: - 0.09% (4th Quarter of 1998).


------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                              5        LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                     1 YEAR    YEARS     5/18/93
------------------------------------------------------------------------------------------------
  Low Duration Fund                                             5.65%     7.45%     7.92%
------------------------------------------------------------------------------------------------
  Merrill Lynch 1-3 Year U.S. Treasury Index                    7.00%     5.99%     5.79%
------------------------------------------------------------------------------------------------


This chart compares the Low Duration Fund's performance with the returns of the Merrill Lynch 1-3 Year U.S. Treasury Index, an unmanaged index of U.S. Treasury securities with maturities ranging from one to three years.

                               FEES AND EXPENSES
--------------------------------------------------------------------------------

This table shows the expenses paid by the Distributor Class shares of the Funds. No sales load, exchange fee or redemption fee is charged on the purchase or sale of Fund shares.

Investment dealers and other firms may charge you additional fees for buying and selling Fund shares or for advisory services. See their materials for details.


ANNUAL FUND                                                 Small    Inter-                 Total       Low
OPERATING EXPENSES                                           Cap    national   Balanced    Return     Duration
(expenses that are deducted from Fund assets)               Fund      Fund       Fund     Bond Fund     Fund
--------------------------------------------------------------------------------------------------------------
     Management fees......................................   .75%      .75%       .75%       .55%       .46%
     Distribution (12b-1) fees............................   .25       .25        .25        .25        .25
     Other expenses.......................................   .31       .25        .23        .53        .26
                                                            ----      ----       ----       ----        ---
     Total annual Fund operating expenses.................  1.31%     1.25%      1.23%      1.33%       .97%
                                                            ====      ====       ====       ====        ===
     Expense reimbursement................................     0         0        .03        .43        .14
                                                            ----      ----       ----       ----        ---
     NET ANNUAL FUND OPERATING EXPENSES(1)................  1.31%     1.25%      1.20%       .90%       .83%
                                                            ====      ====       ====       ====        ===


---------------


(1)Hotchkis and Wiley (the "Advisor") has agreed to limit the annual operating expenses of each Fund, except the Small Cap and the International Funds. Distributor Class shares have not previously been offered. On March 1, 1999, the Funds began paying sub-transfer agency fees. The table above has been restated to reflect the 12b-1 fees payable by the Distributor Class and the sub-transfer agency fees as if they had been in effect for the Funds' fiscal year ended June 30, 1998. The Advisor has contractually agreed to keep the expense limits in place for one year.


EXAMPLE

This example compares the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds and that each Fund returns 5% each year. After one year, the example does not take into consideration the Advisor's agreement to subsidize expenses. Your actual costs may be higher or lower.



                                                                                              Total
                                                             Small     Inter-                 Return      Low
                                                              Cap     national    Balanced     Bond     Duration
                                                              Fund      Fund        Fund       Fund       Fund
----------------------------------------------------------------------------------------------------------------
     One Year..............................................  $  133    $  127      $  122     $   92     $   85
     Three Years...........................................  $  415    $  397      $  387     $  379     $  295
     Five Years............................................  $  718    $  686      $  673     $  688     $  523
     Ten Years.............................................  $1,579    $1,511      $1,486     $1,564     $1,177

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------


STOCK FUNDS



SMALL CAP FUND



The Small Cap Fund's investment objective is CAPITAL APPRECIATION.



The Small Cap Fund invests at least 65% of its total assets in stocks of small U.S. companies. A "small company" is one with a market capitalization of less than $2 billion at the time of investment.


The Small Cap Fund can invest up to 20% of its total assets in foreign securities.

INTERNATIONAL FUND

The International Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.

The International Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.


BALANCED FUND



The Balanced Fund's investment objective is to PRESERVE CAPITAL while producing a HIGH TOTAL RETURN. The Advisor's current goal is a return at least 4% greater than the rate of inflation as measured by the Consumer Price Index.


The Balanced Fund's assets are allocated among stocks and bonds. The Advisor uses a proprietary model to set the amount invested in each category. Generally stocks will be at least 20% of the Fund's total assets and bonds at least 25%. Historically, the Fund's allocation to stocks has ranged from 27% to 59%, and to bonds from 41% to 73%.

The Balanced Fund seeks to achieve growth of capital through its investment in stocks. It may purchase common stocks or securities with common stock characteristics (like convertible preferred stocks, convertible bonds or warrants).


The Balanced Fund seeks to earn income and reduce fluctuation in the value of the Fund's shares through its investments in bonds and preferred stocks. The Fund invests in bonds with a portfolio duration of two to five years. The Balanced Fund only purchases investment grade bonds and preferred stocks as follows:


- U.S. Government securities
- preferred stocks
- mortgage-backed and other asset-backed securities
- corporate bonds
- bonds that are convertible into stocks
- bank certificates of deposit, fixed time deposits and bankers' acceptances
- repurchase agreements, reverse repurchase agreements and dollar rolls
- obligations of foreign governments or their subdivisions, agencies and instrumentalities
- obligations of international agencies or supra-national entities
- municipal bonds

After the Fund buys a security, it may be given a lower rating or stop being rated. This will not require the Fund to sell it, but the Advisor will consider the change in rating in deciding whether to keep the security. It is expected that the average credit quality of the Fund's bonds will be AA/Aa or higher.


Because the Balanced Fund allocates its assets among stocks and bonds, it may not be able to achieve a total return as high as a fund with complete freedom to invest its assets in any one type of security. Likewise, because at least 25% of the Balanced Fund's portfolio will normally consist of bonds, the Fund may not achieve as much capital appreciation as a portfolio investing only in stocks. Although the Balanced Fund intends to invest in bonds to keep the price of the Fund's shares more stable, it can invest in intermediate- and long-term bonds, which fluctuate in price more than money market obligations.


The Balanced Fund can invest up to 20% of its total assets in foreign securities.

BOND FUNDS

TOTAL RETURN BOND FUND

The Total Return Bond Fund's investment objective is to MAXIMIZE LONG-TERM TOTAL RETURN. The Fund invests in bonds with a portfolio duration of two to eight years. Investments are concentrated in areas of the bond market (based on quality, sector, coupon or maturity) that the Advisor believes are relatively undervalued.

LOW DURATION FUND

The Low Duration Fund's investment objective is to MAXIMIZE TOTAL RETURN, consistent with CAPITAL PRESERVATION. The Fund invests in bonds with a portfolio duration of one to three years. The total rate of return for this Fund is expected to rise and fall less than a longer duration bond fund like the Total Return Bond Fund.


TYPES OF BOND FUND INVESTMENTS


The Bond Funds seek to achieve their objectives by investing mainly in investment grade, interest-bearing securities of varying maturities. These include:
- U.S. Government securities
- preferred stocks
- mortgage-backed and other asset-backed securities
- corporate bonds
- bonds that are convertible into stocks
- bank certificates of deposit, fixed time deposits and bankers' acceptances
- repurchase agreements, reverse repurchase agreements and dollar rolls
- obligations of foreign governments or their subdivisions, agencies and instrumentalities
- obligations of international agencies or supra-national entities
- municipal bonds

RATINGS LIMITATIONS

Total Return Bond Fund

- at least 85% of total assets rated at least investment grade or, if short-term, the second highest quality grade, by a major rating agency such as Moody's or Standard & Poor's (S&P)
- up to 15% of total assets rated below investment grade (below Baa by Moody's or below BBB by S&P), but none below B
- can invest in unrated securities if the Advisor believes them to be of comparable quality

Low Duration Fund

- at least 70% of total assets rated at least A or, if short-term, the second highest quality grade, by a major rating agency
- up to 30% of total assets rated Baa by Moody's or BBB by S&P
- up to 10% of total assets rated below investment grade, but none below B

- can invest in unrated securities if the Advisor believes them to be of comparable quality



After a Fund buys a security, it may be given a lower rating or stop being rated. This will not require the Fund to sell it, but the Advisor will consider the change in rating in deciding whether to keep the security.



MATURITY AND DURATION REQUIREMENTS


Maturity. The EFFECTIVE MATURITY of a bond is the weighted average period over which principal is expected to be repaid. STATED MATURITY is the date when the issuer is scheduled to make the final payment of principal. Effective maturity is different than stated maturity because it estimates the effect of expected principal prepayments and call provisions.

Duration. The Bond Funds have different portfolio "durations." Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

For any bond with interest payments occurring before principal is repaid, duration is ordinarily less than maturity. Generally, the lower the stated or coupon rate of interest of a bond, the longer the duration. The higher the stated or coupon rate of interest of a bond, the shorter the duration. The calculation of duration is based on estimates.

Duration is a tool to measure interest rate risk. Assuming a 1% change in interest rates and the durations shown below, each Bond Fund's price would change as follows:

          FUND             DURATION                CHANGE IN INTEREST RATES
          ----             --------                ------------------------
    Total Return Bond      4.5 yrs.      1% decline -> 4.5% gain in Fund price
                                         1% rise -> 4.5% decline in Fund price

    Low Duration             2 yrs.      1% decline -> 2% gain in Fund price
                                         1% rise -> 2% decline in Fund price

Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the price of the Bond Funds and may correlate with changes in interest rates. These factors can increase swings in the Funds' share prices during periods of volatile interest rate changes.

FOREIGN BONDS

Each Bond Fund may invest in foreign bonds as follows:

- up to 25% of total assets in foreign bonds that are denominated in U.S.
  dollars
- up to 15% of total assets in foreign bonds that are not denominated in U.S. dollars
- up to 15% of total assets in emerging market foreign bonds

MONEY MARKET INVESTMENTS


To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds and other money market instruments. Also, the Funds temporarily can invest up to 100% of their assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Funds may not achieve their objectives using this type of investing.



PORTFOLIO TURNOVER



As a result of the strategies described above, the Balanced Fund and the Bond Funds may have an annual portfolio turnover rate above 100%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher mark ups and other transaction costs and can affect these Funds' performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.



TYPES OF SECURITIES USED IN PRINCIPAL STRATEGIES


U.S. GOVERNMENT SECURITIES


The Bond Funds and the Balanced Fund can invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, like Treasury bills, certificates of indebtedness, notes, bonds and parts of notes or bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association ("Ginnie Mae"), Federal Home Loan Mortgage Association ("Freddie Mac"), Federal Financing Bank, and Student Loan Marketing Association ("Sallie Mae").


Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the agency to borrow from the Treasury. Others are supported only by the credit of the agency and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner must look mainly to the agency issuing the obligation for repayment.


CORPORATE BONDS



The Bond Funds and the Balanced Fund can invest in corporate bonds. These include variable and floating rate bonds and corporate commercial paper.


The Bond Funds and the Balanced Fund can invest in structured debentures and structured notes, which are hybrid instruments with characteristics of both bonds and swap agreements. The prices of structured debentures and structured notes can be more volatile than and are often not correlated to other bonds.

The Bond Funds and the Balanced Fund can invest in inverse floaters and tiered index bonds. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates.


ASSET-BACKED SECURITIES


The Bond Funds and the Balanced Fund can invest in securities whose principal and interest payments are backed by various types of assets, including automobile loans, credit card loans, and home equity loans.

MORTGAGE-BACKED SECURITIES

The Bond Funds and the Balanced Fund can invest in mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations ("CMOs").

OTHER STRATEGIES


The Funds use certain other investment strategies:



- BOND INVESTMENTS IN STOCK FUNDS: the Stock Funds buy common stocks and securities with common stock characteristics, like convertible preferred stocks, convertible bonds or warrants. They also may buy bonds. Convertible securities and bonds will be rated investment grade (the four highest grades) by a major rating agency like Moody's Investors Service or S&P or, if unrated, be of comparable quality in the Advisor's opinion. In addition, the Small Cap Fund may invest up to 5% of its total assets in convertible securities and bonds rated below investment grade, but not below B, or, if unrated, of comparable quality in the Advisor's opinion. After the Stock Funds buy a bond or convertible security, it may be given a lower rating or stop being rated. This would not require the Funds to sell the security, but the Advisor will consider the change in rating in deciding whether the Fund should keep the security.



- REPURCHASE AGREEMENTS: the Funds can enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers. This is a method of short-term investment of cash where the Fund would buy securities from a bank or broker-dealer and sell them back a short time later (usually overnight) for a slightly higher price. Each Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily. But if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities, a decline in their value and loss of interest income.



- MUNICIPAL BONDS: the Bond Funds and the Balanced Fund can invest in municipal bonds issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their agencies and instrumentalities. These include general obligation bonds, revenue bonds and private activity bonds.



- REAL ESTATE INVESTMENT TRUSTS: the Funds can invest in securities of real estate investment trusts or REITs.



- DERIVATIVES: the Funds may use "derivatives," whose performance is derived from the performance of an underlying asset. The Funds may use derivatives to hedge against changes in interest rates, foreign currency exchange rates or securities prices; for liquidity; or as part of their overall investment strategies. Types of derivatives that the Funds may use include futures contracts (Bond Funds only), forward contracts and options. Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. Each Fund will mark liquid assets as segregated or enter offsetting positions to cover its obligations, if any, under options, futures contracts and swap agreements to avoid leveraging the Fund.


- BORROW MONEY: each Fund can borrow up to 10% of the value of its total assets. The Bond Funds and the Balanced Fund can enter into reverse repurchase agreements in which they sell securities and agree to buy them back for a fixed price at a later date. They also can use dollar rolls in which they sell securities for delivery in the current month while agreeing to buy very similar securities at a later date from the same party. Reverse repurchase agreements and dollar rolls involve leverage and are treated as borrowings by the Funds.

- LEND SECURITIES: each Bond Fund can lend up to 33 1/3% of the value of its total assets.


- SHORT SALES AGAINST-THE-BOX: each Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of a Fund's total assets can be held as collateral for short sales at any one time.



- WHEN-ISSUED OR DELAYED DELIVERY: the Funds (except the Small Cap Fund) can buy securities on a when-issued or delayed delivery basis. The Funds will mark liquid assets as segregated in an amount equal to the when-issued securities.



- CORPORATE LOANS: the Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, a Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, a Fund becomes a member of the syndicate.



- ILLIQUID INVESTMENTS: each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value.



     - restricted securities: Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.



       Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Fund management receives material adverse non-public information about the issuer, the Fund will not be able to sell the security.



     - 144A: Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. Under policies adopted by the Trustees, Rule 144A securities with active trading markets are considered liquid.

                                INVESTMENT RISKS

--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund's performance will be positive for any period of time.

MARKET AND SELECTION RISK


Market risk is the risk that the stock or bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies. These risks apply to all of the Funds.


RISKS OF INVESTING IN SMALL COMPANIES

The Small Cap Fund invests in the securities of small companies. Investment in small companies involves more risk than investing in larger, more established companies. Small companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small cap company may lose substantial value.

Securities of small companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in securities of small companies requires a long-term view.

FOREIGN MARKET RISK


Since the Funds, particularly the International Fund, may invest in foreign securities, they offer the potential for more diversification than an investment only in the United States. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:



- The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.


- Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.

- The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect a Fund's operations.

- Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States.

- Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

- Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Fund's assets may be uninvested and not earning returns. A Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

- The value of a Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

- The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

- International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect a Fund's non-U.S. holdings.

- If a Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.

EUROPEAN ECONOMIC AND MONETARY UNION (EMU)

A number of European countries have agreed to enter into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) will be redenominated in the euro. Thereafter, these securities will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, a Fund could be adversely affected:

- If the euro, or EMU as a whole, does not take effect as planned.

- If a participating country withdraws from EMU.

- If the computing, accounting and trading systems used by a Fund's service providers, or by other entities with which a Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency beginning with euro conversion.

RISKS OF CONVERTIBLE SECURITIES

Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock. These risks apply to all of the Funds.


ADDITIONAL BOND RISKS

- MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated. Prepayment reduces the yield to maturity and average life of the mortgage-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk.

  Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both up and down) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Mortgage-backed securities are issued by Federal government agencies like Ginnie Mae, Freddie Mac or Fannie Mae. Principal and interest payments on mortgage-backed securities issued by Federal government agencies are guaranteed by either the Federal government or the government agency. This means that such securities have very little credit risk. Other mortgage-backed securities are issued by private corporations rather than Federal agencies. Private mortgage-backed securities have credit risk as well as prepayment risk and extension risk.

  Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

- ASSET-BACKED SECURITIES -- Like traditional bonds, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund's portfolio will increase. The value of long-term securities changes more widely in response to changes in interest rates than shorter-term securities.

- CREDIT RISK -- Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.

- INTEREST RATE RISK -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than do prices of shorter term securities.

- CALL AND REDEMPTION RISK -- Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, a Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.

- JUNK BONDS -- Junk bonds are bonds that are rated below investment grade by the major rating agencies or are unrated securities that the Funds' Advisor believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securities.

- WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD
  COMMITMENTS -- When-issued, delayed-delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price.

- VARIABLE RATE DEMAND OBLIGATIONS -- Variable rate demand obligations are floating rate securities that consist of an interest in a long-term bond and the conditional right to demand payment prior to the bond's maturity from a bank or other financial institution. If the bank or other financial institution is unable to pay on demand, a Fund may be adversely affected. In addition, these securities are subject to credit risk.

- INDEXED AND INVERSE FLOATING RATE SECURITIES -- A Bond Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. A Fund may also invest in securities whose return is inversely related to changes in an interest rate (inverse floaters). In general, inverse floaters change in value in a manner that is opposite to most bonds -- that is, interest rates on inverse floaters will decrease when short-term rates increase and increase when short-term rates decrease. Investments in indexed securities and inverse floaters may subject a Fund to the risks of reduced or eliminated interest payments. Investments in indexed securities also may subject a Fund to loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages a Fund's investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities. Both indexed securities and inverse floaters can be derivative securities and can be considered speculative.

- SOVEREIGN DEBT -- The Bond Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Funds to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.


- CORPORATE LOANS -- Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.



RISKS OF DERIVATIVES



Derivatives involve the following risks:


- CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

- CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

- LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

- LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

- INDEX RISK -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Please see the Statement of Additional Information (SAI) for detailed information regarding the types of derivatives that can be used by the Funds and the risks associated with these instruments.


                       THE ADVISOR AND PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

THE ADVISOR

Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, has been the Funds' investment advisor since 1984. The Advisor is a division of Merrill Lynch Asset Management, L.P., a Delaware limited partnership. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios and administers the Funds. The Advisor also manages other mutual funds and separate investment advisory accounts.


The table below shows the fees paid to the Advisor for the Funds' fiscal year ended June 30, 1998 as a percentage of average net assets.

FUND                                                           %
----                                                          ---
Small Cap...................................................  .75
International...............................................  .75
Balanced....................................................  .75
Total Return Bond...........................................  .55
Low Duration................................................  .46

Although not required to do so, the Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Distributor Class of each Fund except the Small Cap and International Funds will be limited as follows:

                                                               EXPENSE LIMITS
                                                                    (AS A
                                                                PERCENTAGE OF
                                                                 AVERAGE NET
FUND                                                               ASSETS)
----                                                         -------------------
Balanced...................................................         1.20
Total Return Bond..........................................          .90
Low Duration...............................................          .83

The Advisor has agreed to these expense limits for one year, and will thereafter give shareholders at least 30 days' notice if this reimbursement policy will change.

The Advisor is allowed to allocate brokerage based on sales of shares of funds managed by the Advisor but has not done so yet.

SUBADVISORS


The Advisor has entered into subadvisory agreements with Mercury Asset Management International Limited, 33 King William Street, London, England EC4R 9AS, and Merrill Lynch Asset Management U.K. Limited, Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations and other investment-related services to be provided to the International Fund. There is no increase in the aggregate fees paid by the International Fund for these services.


PORTFOLIO MANAGERS

The portfolio managers who have responsibility for the day-to-day management of the Funds' portfolios are listed below.

SMALL CAP FUND

The portfolio managers of the Small Cap Fund are Jim Miles and David Green. Mr. Miles began co-managing the Fund in May 1995 when he joined the Advisor. Before joining the Advisor, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995. Mr. Green joined the Advisor in 1997. Before that, Mr. Green was associated with Goldman Sachs Asset Management, where he worked as an investment analyst from November 1995. Before that, he was an investment manager and analyst with Prudential Investment Advisors.

INTERNATIONAL FUND


The portfolio managers of the International Fund are Sarah Ketterer, Harry Hartford and David Chambers. Ms. Ketterer is a managing director of the Advisor and has served as portfolio manager of the Fund since it began in October 1990. Before joining the Advisor, Ms. Ketterer was with Bankers Trust Company as an Associate from 1987 to 1990 and a Financial Analyst with Dean Witter Reynolds from 1983 to 1985. Mr. Hartford is a managing director of the Advisor and has served as a portfolio manager of the Fund since May 1994. Before joining the Advisor, Mr. Hartford was with the Investment Bank of Ireland (now Bank of Ireland Asset Management) as a Senior Manager, International and Global Equities, from 1985 to 1994. Mr. Chambers is a managing director of the Advisor and has served as a portfolio manager of the Fund since October 1996. He has been associated with Mercury Asset Management International in London since July 1998. Before joining the Advisor, Mr. Chambers was with Baring Asset Management, Inc. as Senior Vice President, Global Equities from 1992 to 1995 and Baring Brothers, London, England as Assistant Director, Corporate Finance from 1990 to 1991.


BALANCED FUND

The portfolio managers of the Balanced Fund are Roger DeBard and Michael Sanchez. Mr. DeBard has responsibility for the day-to-day management of the equity portion of the Fund's portfolio and the asset allocation strategy. Mr. DeBard is a managing director of the Advisor and has served as portfolio manager of the Fund since it began in August 1985. Mr. DeBard and Mr. Sanchez have responsibility for the day-to-day management of the bond portion of the Fund's portfolio. Mr. Sanchez has served as portfolio manager of the Fund since joining the Advisor in August 1996. Before joining the Advisor, Mr. Sanchez was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as Director of Fixed Income Investments from 1988 to 1991.

BOND FUNDS

The portfolio managers of the Bond Funds are Roger DeBard, Michael Sanchez and John Queen. Mr. DeBard and Mr. Sanchez have served as portfolio managers for the Funds since August 1996 and their backgrounds are under "Balanced Fund." Mr. Queen joined the Advisor in 1997. Before joining the Advisor, Mr. Queen was associated with The Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.

A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). A Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Funds' management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told the Funds' management that they also expect to resolve the Year 2000 Problem, and the Funds' management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Funds invest, and this could hurt the Funds' investment returns.

                               HOW TO BUY SHARES
--------------------------------------------------------------------------------


The Small Cap, International, Balanced, Total Return Bond and Low Duration Funds offer two classes of shares, Investor Class and Distributor Class. The Equity Income, Mid-Cap, Global Equity and Short-Term Investment Funds and the Equity Fund for Insurance Companies, other series of the Hotchkis and Wiley Funds (the "Trust"), offer only Investor Class shares. Distributor Class shares, to which this Prospectus relates, are purchased from administrators, broker-dealers and other institutions that provide accounting, recordkeeping or other services to investors and that have an administrative services agreement with the Trust or the Advisor ("Distributors"). Distributor Class shares are subject to an annual Rule 12b-1 fee of .25% of average net assets and no sales charge. Purchasers of Investor Class shares do not pay a sales charge or a 12b-1 fee. Both classes pay advisory fees and other expenses, like custody and brokerage fees.



You can buy and own Distributor Class shares only through an account with a Distributor. Each Distributor will establish its own procedures for the purchase of Distributor Class shares, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares.


The Funds have adopted a Rule 12b-1 Plan that permits the Distributor Class shares to make payments to Distributors for distribution services they provide. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase your cost of investment and may cost you more than paying other types of sales charges.

PRICING OF FUND SHARES


The net asset value per share of each class of each Fund is calculated every day that the New York Stock Exchange is open for trading, at the close of regular trading (currently 4:00 p.m., Eastern Time). The net asset value per share is the value of all a Fund's assets, minus its liabilities, divided by the number of Fund shares outstanding. The value of portfolio securities is determined on the basis of the market value of such securities or, when market prices are not available, at fair value. The Funds will price purchase orders at the net asset value next determined after the request is received in good order by a Distributor.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You can redeem shares (sell them back to the Funds) only through an account with a Distributor. Each Distributor will establish its own procedures for the sale of Distributor Class shares and the payment of redemption proceeds.


If the redemption request is in PROPER FORM, the shares will be sold at the net asset value next determined after the Distributor receives the request. The Funds value their shares as of the close of regular trading on the New York Stock Exchange. If your Distributor is closed on one of those days, you may not be able to sell back your shares and their price could be affected.

DELAYS IN REDEEMING SHARES


At certain times when allowed by the SEC, we may delay sending redemption proceeds to Distributors.


PAYMENTS


Redemption proceeds for your account will be paid to Distributors within three business days.



CHANGES TO REDEMPTION PROCEDURES



The redemption procedures may be modified at any time on 30 days' notice to shareholders.


REDEMPTION IN KIND


The Funds reserve the right to pay redemption proceeds in securities instead of cash in certain circumstances.


                             HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You can exchange Distributor Class shares in a Fund for Distributor Class shares of another Fund subject to the policies and procedures adopted by the Distributors. Shares are exchanged at the next price calculated on a day the New York Stock Exchange is open, after an exchange is received and accepted by your Distributor. For tax purposes, exchanges are a sale and purchase.


                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Funds pay income dividends, if any, as follows:


          Monthly                                     Total Return Bond Fund
                                                      Low Duration Fund
          Quarterly                                   Balanced Fund
          Yearly                                      Small Cap Fund
                                                      International Fund


The Funds pay distributions of any net realized short-term gains and any net capital gains every year.

TAXES

Dividends

If you do not hold your shares in an IRA, 401(k) plan or another qualified tax-deferred retirement plan, dividends are taxable to you whether you receive them in cash or reinvest in additional shares. Income dividends and distributions of short-term capital gains are taxed as ordinary income, at rates up to 39.6% for individuals. Long-term capital gains distributed by a Fund are taxable at capital gains tax rates no matter how long you have held your shares. The long-term capital gains rate for individuals currently is 20%.

Selling/Exchanging Shares

You may need to pay income tax when you sell or exchange shares in the Funds. Unless you are a dealer in securities, any gain or loss realized upon the sale or redemption of shares in any of the Funds will be treated as long-term capital gain or loss if you held the shares for more than one year, and as short-term capital gain or loss if you held the shares for one year or less. However, any loss on shares you held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions you received.

Corporations

Corporations investing in the Funds may be eligible for a dividends-received deduction. See "Dividends and Tax Status" in the SAI for additional information about the deduction.

Please consult your own tax advisor for advice about your tax situation.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------



Shares of the Distributor Class have not previously been offered. The financial highlights are for the Investor Class shares, which are not subject to an annual distribution fee of .25% of average net assets. The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except for the six months ended December 31, 1998, these financial highlights were audited by PricewaterhouseCoopers LLP. The accountants' report and the Funds' financial statements are included in the SAI and the Funds' annual report, which are available upon request. Further performance information is contained in the annual report.



                                         Six Months
                                           Ended
                                        December 31,                  Year Ended June 30,
                                            1998        -----------------------------------------------
           SMALL CAP FUND               (unaudited)      1998      1997       1996      1995      1994
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................       $26.48       $23.83     $21.33    $21.53    $19.53    $19.88
                                           ------       ------    -------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)...        (0.05)       (0.06)(1)    0.03     0.05(1)  (0.06)    (0.01)
     Net realized and unrealized
       gain (loss) on investments...        (5.42)        5.13       5.62      2.80      2.84      0.78
                                           ------       ------    -------    ------    ------    ------
     Total from investment
       operations...................        (5.47)        5.07       5.65      2.85      2.78      0.77
                                           ------       ------    -------    ------    ------    ------
  LESS DISTRIBUTIONS:
     Dividends (from net investment
       income)......................           --        (0.05)     (0.09)       --        --     (0.20)
     Distributions (from realized
       gains).......................        (1.53)       (2.37)     (3.06)    (3.05)    (0.78)    (0.92)
                                           ------       ------    -------    ------    ------    ------
     Total distributions............        (1.53)       (2.42)     (3.15)    (3.05)    (0.78)    (1.12)
                                           ------       ------    -------    ------    ------    ------
Net Asset Value, End of Period......       $19.48       $26.48     $23.83    $21.33    $21.53    $19.53
                                           ======       ======    =======    ======    ======    ======
TOTAL RETURN........................       (20.54)%++    22.24%     29.74%    14.24%    14.79%     3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions)........................          $56.2      $94.9      $27.5     $16.5     $20.5     $13.1
Ratio of expenses to average net
  assets:
  Before expense reimbursement......         1.20%+       0.94%      1.30%     1.21%     1.49%     1.65%
  After expense reimbursement.......         1.00%+       0.94%      1.00%     1.00%     1.00%     1.00%
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement......        (0.60)%+     (0.23)%    (0.20)%    0.03%    (0.82)%   (0.71)%
  After expense reimbursement.......        (0.40)%+     (0.23)%     0.10%     0.24%    (0.34)%   (0.06)%
Portfolio turnover rate.............           24%++        85%        88%      119%       81%       44%


(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

+  Annualized.


++ Not annualized.

                                       Six Months
                                         Ended
                                      December 31,                   Year Ended June 30,
                                          1998        -------------------------------------------------
         INTERNATIONAL FUND           (unaudited)       1998       1997       1996      1995      1994
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period............................    $  25.33      $  24.17    $ 20.44    $17.70    $16.79    $14.63
                                        --------      --------    -------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income..........        0.14          0.59       0.59(1)   0.56(1)   0.28      0.26
     Net realized and unrealized
       gain (loss) on investments...       (1.61)         1.23       3.78      2.51      1.52      2.19
                                        --------      --------    -------    ------    ------    ------
     Total from investment
       operations...................       (1.47)         1.82       4.37      3.07      1.80      2.45
                                        --------      --------    -------    ------    ------    ------
  LESS DISTRIBUTIONS:
     Dividends (from net investment
       income)......................       (0.25)       (0.66)      (0.48)    (0.14)    (0.44)    (0.14)
     Distributions (from realized
       gains).......................       (0.33)           --      (0.16)    (0.19)    (0.45)    (0.15)
                                        --------      --------    -------    ------    ------    ------
     Total distributions............       (0.58)       (0.66)      (0.64)    (0.33)    (0.89)    (0.29)
                                        --------      --------    -------    ------    ------    ------
Net Asset Value, End of Period......    $  23.28      $  25.33    $ 24.17    $20.44    $17.70    $16.79
                                        ========      ========    =======    ======    ======    ======
TOTAL RETURN........................       (5.70)%++      7.77%     21.59%    18.61%    11.08%    16.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions)........................    $1,402.2      $1,476.8     $888.5    $331.0     $51.5     $26.0
Ratio of expenses to average net
  assets:
  Before expense reimbursement......        0.93%+        0.89%      1.07%     1.11%     1.39%     1.61%
  After expense reimbursement.......        0.93%+        0.89%      1.00%     1.00%     1.00%     1.00%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement......        1.14%+        2.32%      2.59%     2.67%     2.45%     2.01%
  After expense reimbursement.......        1.14%+        2.32%      2.66%     2.78%     2.83%     2.62%
Portfolio turnover rate.............          24%++         20%        18%       12%       24%       23%


(1)Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

+  Annualized.


++ Not annualized.

                                          Six Months
                                            Ended
                                         December 31,                 Year Ended June 30,
                                             1998        ----------------------------------------------
            BALANCED FUND                (unaudited)      1998      1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.............................       $19.84       $19.38    $18.27    $16.74    $15.71    $16.69
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........         0.39         0.89      0.90(1)   0.94      0.89      0.89
     Net realized and unrealized gain
       (loss) on investments.........        (0.39)        1.58      1.86      1.53      1.53     (0.27)
                                            ------       ------    ------    ------    ------    ------
     Total from investment
       operations....................         0.00         2.47      2.76      2.47      2.42      0.62
                                            ------       ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
     Dividends (from net investment
       income).......................        (0.38)       (0.90)    (0.99)    (0.92)    (0.80)    (0.94)
     Distributions (from realized
       gains)........................        (0.82)       (1.11)    (0.66)    (0.02)    (0.57)    (0.66)
     Return of capital...............           --           --        --        --     (0.02)       --
                                            ------       ------    ------    ------    ------    ------
     Total distributions.............        (1.20)       (2.01)    (1.65)    (0.94)    (1.39)    (1.60)
                                            ------       ------    ------    ------    ------    ------
Net Asset Value, End of Period.......       $18.64       $19.84    $19.38    $18.27    $16.74    $15.71
                                            ======       ======    ======    ======    ======    ======
TOTAL RETURN.........................         0.07%++     13.29%    15.75%    15.04%    16.40%     3.60%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (millions).........................       $107.2       $104.6     $90.2     $70.6     $32.1     $36.0
Ratio of expenses to average net
  assets:
  Before expense reimbursement.......         0.95%+       0.93%     0.98%     1.06%     1.19%     1.20%
  After expense reimbursement........         0.95%+       0.93%     0.98%     1.00%     1.00%     1.00%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement.......         4.11%+       4.49%     4.77%     5.20%     5.44%     5.04%
  After expense reimbursement........         4.11%+       4.49%     4.77%     5.26%     5.63%     5.24%
Portfolio turnover rate..............           57%++       121%      117%       92%       51%       97%


(1)Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

+  Annualized.


++ Not annualized.

                                                 Six Months                                   December 6,
                                                   Ended                                         1994*
                                                December 31,       Year Ended June 30,          through
                                                    1998        --------------------------     June 30,
TOTAL RETURN BOND FUND                          (unaudited)      1998      1997      1996        1995
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........       $13.46       $13.04    $12.78    $12.94      $12.00
                                                   ------       ------    ------    ------      ------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income..................         0.39         0.89      0.99      0.84(1)     0.46
     Net realized and unrealized gain on
       investments..........................         0.17         0.50      0.30      0.06        0.94
                                                   ------       ------    ------    ------      ------
     Total from investment operations.......         0.56         1.39      1.29      0.90        1.40
                                                   ------       ------    ------    ------      ------
LESS DISTRIBUTIONS:
     Dividends (from net investment
       income)..............................        (0.47)       (0.97)    (0.92)    (0.93)      (0.46)
     Distributions (from realized gains)....        (0.10)          --     (0.11)    (0.13)         --
                                                   ------       ------    ------    ------      ------
     Total distributions....................        (0.57)       (0.97)    (1.03)    (1.06)      (0.46)
                                                   ------       ------    ------    ------      ------
Net Asset Value, End of Period..............       $13.45       $13.46    $13.04    $12.78      $12.94
                                                   ======       ======    ======    ======      ======
TOTAL RETURN................................         4.19%++     11.04%    10.48%     7.05%      11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........        $86.6        $45.2     $14.3     $43.4       $15.3
Ratio of expenses to average net assets:
  Before expense reimbursement..............         0.75%+       1.02%     0.95%     0.98%       2.93%+
  After expense reimbursement...............         0.65%+       0.65%     0.65%     0.68%       0.80%+
Ratio of net investment income to average
  net assets:
  Before expense reimbursement..............         5.66%+       6.28%     6.78%     6.86%       4.92%+
  After expense reimbursement...............         5.76%+       6.65%     7.08%     7.16%       7.05%+
Portfolio turnover rate.....................          101%++       195%      173%       51%         68%++


*  Commencement of operations.
(1)Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.
++ Not annualized.

                                          Six Months
                                            Ended
                                         December 31,                 Year Ended June 30,
                                             1998        ----------------------------------------------
LOW DURATION FUND                        (unaudited)      1998      1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.............................       $10.20       $10.23    $10.12    $10.15    $ 9.93    $10.00
                                            ------       ------    ------    ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........         0.29         0.66      0.66      0.68      0.75      0.77
     Net realized and unrealized gain
       (loss) on investments.........        (0.06)        0.05      0.10      0.06      0.23      0.11
                                            ------       ------    ------    ------    ------    ------
     Total from investment
       operations....................         0.23         0.71      0.76      0.74      0.98      0.88
                                            ------       ------    ------    ------    ------    ------
  LESS DISTRIBUTIONS:
     Dividends (from net investment
       income).......................        (0.33)       (0.68)    (0.64)    (0.72)    (0.75)    (0.77)
     Dividends (from realized
       gains)........................        (0.02)       (0.06)    (0.01)    (0.05)    (0.01)    (0.18)
                                            ------       ------    ------    ------    ------    ------
     Total distributions.............        (0.35)       (0.74)    (0.65)    (0.77)    (0.76)    (0.95)
                                            ------       ------    ------    ------    ------    ------
Net Asset Value, End of Period.......       $10.08       $10.20    $10.23    $10.12    $10.15    $ 9.93
                                            ======       ======    ======    ======    ======    ======
TOTAL RETURN.........................         2.29%++      7.19%     7.79%     7.47%    10.23%     9.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions).........................         $385.9     $253.2    $171.2    $189.2    $123.3     $36.5
Ratio of expenses to average net
  assets:
  Before expense reimbursement.......         0.58%+       0.65%     0.66%     0.60%     0.75%     1.10%
  After expense reimbursement........         0.58%+       0.58%     0.58%     0.58%     0.58%     0.58%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement.......         5.82%+       6.39%     6.26%     7.07%     7.43%     6.82%
  After expense reimbursement........         5.82%+       6.46%     6.34%     7.09%     7.61%     7.34%
Portfolio turnover rate..............           79%++       119%      202%       50%       71%      254%



+  Annualized.


++ Not annualized.

                            HOTCHKIS AND WILEY FUNDS

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                         LOS ANGELES, CALIFORNIA 90017

                                  800-236-4479

                          INFORMATION ABOUT THE FUNDS

Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:

- Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)


- Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)


- Semi-annual Report


To get this information and other information regarding the Funds free of charge or for shareholder questions, contact:


                       Firstar Mutual Fund Services, LLC
                      615 East Michigan Avenue, 3rd Floor
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 (800) 236-4479

                       Securities and Exchange Commission
                            Public Reference Section
                           Washington, DC 20549-6009


- call 1-800-SEC-0330 for information on the Commission's Public Reference Room, where documents can be reviewed and copied


- the information is available at the SEC's Internet site at http://www.sec.gov


- copies of the information retrievable from the SEC's Internet site are available for a fee by writing to the SEC's Public Reference Section


   You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

                    Investment Company Act File No. 811-4182

                                   PROSPECTUS

                                 APRIL 1, 1999

                                     [LOGO]

                            HOTCHKIS AND WILEY FUNDS


                            DISTRIBUTOR CLASS SHARES


            -------------------------------------------------------
                                 SMALL CAP FUND
            -------------------------------------------------------
                               INTERNATIONAL FUND
            -------------------------------------------------------
                                 BALANCED FUND
            -------------------------------------------------------
                             TOTAL RETURN BOND FUND
            -------------------------------------------------------
                               LOW DURATION FUND
            -------------------------------------------------------

--------------------------------------------------------------------------------

                                  HOTCHKIS AND
                                  WILEY FUNDS

                      EQUITY FUND FOR INSURANCE COMPANIES

                                 THE FUND SEEKS

                                   - CURRENT INCOME

                                   - LONG-TERM GROWTH OF INCOME

                                   - GROWTH OF CAPITAL

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
             SECURITIES OR THE ACCURACY OF THIS PROSPECTUS. IT IS A
                      CRIMINAL OFFENSE TO STATE OTHERWISE.

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                                 APRIL 1, 1999

                               TABLE OF CONTENTS


Key Facts...................................................    2
Investment Objective and Policies...........................    4
Investment Risks............................................    6
How the Fund is Managed.....................................    8
How to Buy Shares...........................................    9
How to Redeem Shares........................................    9
Dividends and Taxes.........................................   10
Financial Highlights........................................   11
Information About the Fund.............................back cover


                                   KEY FACTS

     This section highlights important information about the Fund. Use this summary to compare the Fund to other mutual funds. More detailed information follows the summary.


INVESTMENT OBJECTIVE AND MAIN STRATEGIES


     The Fund's objective is

  - current income
  - long-term growth of income
  - growth of capital

     The Fund invests mainly in stocks that provide dividends or interest over the short- and long-term and increase in value. The Fund invests mostly in the common stocks of large U.S. companies.


     VALUE INVESTING



     The Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:



     - low price-to-earnings ratio relative to the market


     - high dividend yield relative to the market


     - low price-to-book value ratio relative to the market


     - financial strength



     Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.



     This value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500.


MAIN RISKS

     As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur because the stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fund's investments goes down, you may lose money.


     See "Investment Risks" for more information about the risks associated with the Fund.

THE FUND'S PERFORMANCE



     The bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                             -2.06%
1995                                                                             34.36%
1996                                                                             19.07%
1997                                                                             32.33%
1998                                                                              6.45%

Since the Fund began, its best performance for a single quarter was 10.24% (3rd quarter of 1997) and its worst single quarter performance was -10.47% (3rd quarter of 1998).

-----------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                      1        5       LIFE
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)                      YEAR    YEARS    1/29/93
-----------------------------------------------------------------------------------------
  Equity Fund for Insurance Companies.......................     6.45%   17.16%   16.28%
-----------------------------------------------------------------------------------------
  S&P 500 Index.............................................    28.76%   24.15%   21.82%
-----------------------------------------------------------------------------------------


     This chart compares the Fund's performance with the returns of the Standard & Poor's Composite Index of 500 Stocks, a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

FEES AND EXPENSES

     This table shows the expenses paid by the Fund. No sales load, exchange fee or redemption fee is imposed on the purchase or sale of Fund shares.


               ANNUAL FUND OPERATING EXPENSES
       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
       ---------------------------------------------
Management fees.............................................  0.52%
Other expenses..............................................   -0-(1)
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.52%
                                                              ====


---------------

(1) The Advisor pays all of the Fund's operating expenses other than the management fee.



                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
EXAMPLE
This example compares the cost of investing in the Fund
with that of other funds. The example assumes that you
invest $10,000 in the Fund and that the Fund has a return
of 5% each year. Your actual costs may be higher or
lower....................................................   $52       $167       $291        $653


                       INVESTMENT OBJECTIVE AND POLICIES


     The Fund's investment objective is to provide CURRENT INCOME and LONG-TERM GROWTH OF INCOME, accompanied by GROWTH OF CAPITAL.



     The Fund invests mostly in common stocks of large U.S. companies. Normally, the Fund invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.


     The Fund can invest up to 10% of its total assets in foreign securities.


MONEY MARKET INVESTMENTS



     To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds and other money market instruments. Also, the Fund temporarily can invest in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing. No more than 55% of the value of the total assets of the Fund can be invested in cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, as required by Section 817(h)(2)(B) of the Internal Revenue Code.



                                OTHER STRATEGIES



- BOND INVESTMENTS: the Fund buys common stocks and securities with common stock characteristics, like convertible preferred stocks, convertible bonds or warrants. It also may buy bonds. Convertible securities and bonds will be rated investment grade (the four highest grades) by a major rating agency like Moody's Investors Service or S&P or, if unrated, be of comparable quality in the Advisor's opinion. After the Fund buys a bond or convertible security, it may be given a lower rating or stop being rated. This would not require the Fund to sell the security, but the Advisor will consider the change in rating in deciding whether the Fund should keep the security.



- REPURCHASE AGREEMENTS: the Fund can enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers. This is a method of short-term investment of cash where the Fund would buy securities from a bank or broker-dealer and sell them back a short time later (usually overnight) for a slightly higher price. The Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked-to-market daily. But if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities, a decline in their value and loss of interest income.


- REAL ESTATE INVESTMENT TRUSTS: the Fund can invest in securities of real estate investment trusts or REITs.



- DERIVATIVES: the Fund may use "derivatives," whose performance is derived from the performance of an underlying asset. The Fund may use derivatives to hedge against changes in interest rates, foreign currency exchange rates or securities prices; for liquidity; or as part of its overall investment strategies. Types of derivatives that the Fund may use include forward contracts and options. Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Derivatives, however, are volatile and involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. The Fund will mark liquid assets as segregated or enter offsetting positions to cover its obligations, if any, under options, futures contracts and swap agreements to avoid leveraging the Fund.



- BORROW MONEY: the Fund can borrow up to 10% of the value of its total assets.



- SHORT SALES AGAINST-THE-BOX: the Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of the Fund's total assets can be held as collateral for short sales at any one time.



- WHEN-ISSUED OR DELAYED DELIVERY: the Fund can buy securities on a when-issued or delayed delivery basis. The Fund will mark liquid assets as segregated in an amount equal to the when-issued securities.



- CORPORATE LOANS: the Fund can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate". The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, the Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.



- ILLIQUID INVESTMENTS: the Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value.



     - restricted securities: Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.



       Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Fund management receives material adverse non-public information about the issuer, the Fund will not be able to sell the security.



     - 144A: Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. Under policies adopted by the Trustees, Rule 144A securities with active trading markets are considered liquid.

                                INVESTMENT RISKS

     This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

     MARKET AND SELECTION RISK -- Market risk is the risk that the stock or bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the stock market or other funds with similar investment objectives and investment strategies.

     FOREIGN MARKET RISK -- Since the Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investment in foreign securities involves the following risks.


     - The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.


     - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.

     - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They also could impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund's operations.

     - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States.

     - Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

     - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

     - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

     - The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

     - International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect the Fund's non-U.S. holdings.

     - If the Fund purchases a bond issued by a foreign government, the government may be unwilling or unable to make payments when due. There may be no formal bankruptcy proceeding by which the Fund would be able to collect amounts owed by a foreign government.

     EUROPEAN ECONOMIC AND MONETARY UNION (EMU) A number of European countries have agreed to enter into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU establishes a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) will be redenominated in the euro. Thereafter, these securities will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:

     - If the euro, or EMU as a whole, does not take effect as planned.

     - If a participating country withdraws from EMU.

     - If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency beginning with euro conversion.


     RISKS OF CONVERTIBLE SECURITIES -- Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.



     ADDITIONAL BOND RISKS --


     - CREDIT RISK -- Credit risk is the risk that the issuer of bonds will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and on the terms of the specific bonds.

     - INTEREST RATE RISK -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than do prices of shorter term securities.

     - CALL AND REDEMPTION RISK -- Investments in bonds carry the risk that a bond's issuer will call the bond for redemption prior to the bond's maturity. If there is an early call of a bond, the Fund may lose income and may have to invest the proceeds of the redemption in bonds with lower yields than the called bond.


     - CORPORATE LOANS -- Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans and the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.



     RISKS OF DERIVATIVES -- Derivatives involve the following risks:


     - CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

     - CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

     - LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     - LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

     - INDEX RISK -- If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Please see the Statement of Additional Information (SAI) for detailed information regarding the types of derivatives that can be used by the Fund and the risks associated with these instruments.

                            HOW THE FUND IS MANAGED

ORGANIZATION

     The Fund is one of ten series of shares, each having separate assets and liabilities, of the Hotchkis and Wiley Funds (the Trust). The Board may, at its own discretion, create additional series of shares.


THE ADVISOR



     Hotchkis and Wiley, located at 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400 has been investment advisor to the Fund since 1994. The Advisor is a division of Merrill Lynch Asset Management, L.P., a Delaware limited partnership. The Advisor supervises and arranges the purchase and sale of securities held in the portfolio of the Fund and administers the Fund. The Advisor also manages other mutual funds and separate investment advisory accounts.


     For the fiscal year ended June 30, 1998, the Fund paid the Advisor a management fee of .52% of the Fund's average net assets. The Advisor pays all of the regular annual operating expenses relating to the Fund.

PORTFOLIO MANAGERS

     The portfolio managers of the Fund are Gail Bardin and Sheldon Lieberman. Ms. Bardin and Mr. Lieberman have responsibility for the day-to-day management of the Fund's portfolio. Ms. Bardin is a managing director of the Advisor and began co-managing the Fund in April 1994. She has been a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994 and began co-managing the Fund in August 1997. Prior to joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association. Ms. Bardin and Mr. Lieberman also serve as portfolio managers of the Equity Income Fund, another series of the Trust that is managed by the Advisor.

A NOTE ABOUT YEAR 2000

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Fund's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Fund's management that they also expect to resolve the Year 2000 Problem, and the Fund's management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Fund invests, and this could hurt the Fund's investment returns.


                               HOW TO BUY SHARES


     Shares of the Fund are offered only to insurance companies. The minimum initial investment in the Fund is $1,000,000. There is no minimum subsequent investment. The Fund reserves the right to reject any order.

     Investors may invest in the Fund by wiring the amount to be invested to Hotchkis and Wiley Funds in care of the custodian bank, at the following address:

        Firstar Bank Milwaukee
        ABA #0750-00022
        For credit to Firstar Mutual Fund Services
        Account #112-952-137
        For further credit to Hotchkis and Wiley Funds
        Equity Fund for Insurance Companies
        Account # [Shareholder account number]

     The wire should indicate that the investment is being made in the Equity Fund for Insurance Companies. Shares of the Fund will be purchased for the account of the investor at the net asset value next determined after receipt of the investor's wire. Shareholder inquiries should be directed to the Fund.

PRICING OF FUND SHARES


     The net asset value per share of the Fund is calculated every day that the New York Stock Exchange is open for trading, at the close of regular trading (currently 4:00 p.m., Eastern Time), except that the net asset value need not be calculated on a day on which no order to purchase or redeem shares of the Fund is received. The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of Fund shares outstanding. The value of portfolio securities is determined on the basis of the market value of such securities or, when market prices are unavailable, at fair value.


                              HOW TO REDEEM SHARES


     A shareholder wishing to redeem shares (sell them back to the Fund) may do so at any time by writing or delivering instructions to the Fund at 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400. The redemption request should identify the Fund, specify the number of shares to be redeemed and be signed by a duly authorized officer of the insurance company. If the request is in proper form, the shares specified will be redeemed at the net asset value next determined after receipt of the request. In addition to written instructions, if any shares being redeemed are represented by share certificates, the certificates must be surrendered. The certificates must either be endorsed or accompanied by a stock power signed by a duly authorized officer of the insurance company, and signatures must be guaranteed. Any questions concerning documents needed should be directed to (213) 430-1000.


DELAYS IN REDEEMING SHARES

     At certain times when allowed by the SEC, we may delay sending your check or wiring your redemption proceeds.

PAYMENTS

     Payment also may be delayed up to 12 days if you bought shares with a check.


CHANGES TO REDEMPTION PROCEDURES



     The redemption procedures may be modified at any time on 30 days' notice to shareholders.


REDEMPTION IN KIND

     The Fund reserves the right to pay shareholders with large accounts securities instead of cash in certain circumstances.

                              DIVIDENDS AND TAXES

     The Fund expects to pay income dividends quarterly. The Fund will pay distributions of any net realized short-term gains and any capital gains every year.

     Income dividends and distributions of short-term capital gains are taxed as ordinary income. Long-term capital gains distributed by the Fund are taxable at capital gains tax rates no matter how long you have held the shares. The capital gains rates differ depending on how long the Fund owned the securities.

     Corporations investing in the Fund may be eligible for a dividends-received deduction. The basic test for determining whether, and the extent to which, dividends paid by the Fund are eligible for the deduction is whether the aggregate dividends received by the Fund from domestic corporations comprise 100% of its gross income. If that percentage test is not met, there is a proportionate reduction of the eligibility of those payments.

     Please consult your own tax advisor for advice about your tax situation.

                              FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the six months ended December 31, 1998, these financial highlights were audited by PricewaterhouseCoopers LLP. The accountants' report and the Fund's financial statements are included in the SAI and the annual report, which are available upon request. Further performance information is contained in the annual report.



                                        SIX MONTHS
                                          ENDED                   YEAR ENDED JUNE 30,
                                       DECEMBER 31,    ------------------------------------------
                                           1998         1998     1997     1996     1995     1994
                                       ------------    ------   ------   ------   ------   ------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................     $18.55       $16.32   $13.51   $11.53   $ 9.89   $10.31
                                          ------       ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..............       0.20         0.41     0.39     0.34     0.41     0.40
  Net realized and unrealized gain
     (loss) on investments...........      (0.64)        3.31     3.30     2.26     1.59    (0.24)
                                          ------       ------   ------   ------   ------   ------
          Total from investment
            operations...............      (0.44)        3.72     3.69     2.60     2.00     0.16
                                          ------       ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends (from net investment
     income).........................      (0.20)       (0.41)   (0.40)   (0.40)   (0.34)   (0.38)
  Distributions (from realized
     gains)..........................      (1.79)       (1.08)   (0.48)   (0.22)   (0.02)   (0.20)
                                          ------       ------   ------   ------   ------   ------
          Total distributions........      (1.99)       (1.49)   (0.88)   (0.62)   (0.36)   (0.58)
                                          ------       ------   ------   ------   ------   ------
Net Asset Value, End of Period.......     $16.12       $18.55   $16.32   $13.51   $11.53   $ 9.89
                                          ======       ======   ======   ======   ======   ======
TOTAL RETURN.........................      (2.17)%++    23.69%   28.20%   22.93%   20.62%    1.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions).........................       $39.8       $40.7    $33.0    $24.6    $17.4    $10.5
Ratio of expenses to average net
  assets:
  Before expense reimbursement.......       0.63%+       0.73%    0.75%    0.76%    1.05%    1.20%
  After expense reimbursement........       0.52%+       0.52%    0.53%    0.54%    0.58%    0.60%
Ratio of net income to average net
  assets:
  Before expense reimbursement.......       2.25%+       2.06%    2.50%    2.78%    3.58%    3.32%
  After expense reimbursement........       2.36%+       2.27%    2.72%    3.00%    4.03%    3.91%
Portfolio turnover rate..............          6%++        21%      22%      21%      29%      26%


-------------------------


 + Annualized.



++ Not annualized.

INFORMATION ABOUT THE FUND

     Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:

     - Statement of Additional Information (SAI) (incorporated by reference into -- legally a part of -- this Prospectus)


     - Annual Report (contains a discussion of market conditions and investment strategies that affected Fund performance)


     - Semi-annual Report


     To get this information and other information regarding the Fund free of charge or for shareholder questions, contact:


          Hotchkis and Wiley
          725 South Figueroa Street
          Suite 4000
          Los Angeles, CA 90017-5400
          (213) 430-1000 (call collect)

          Securities and Exchange Commission
          Public Reference Section
          Washington, DC 20549-6009


     - call 1-800-SEC-0330 for information on the Commission's Public Reference Room, where documents can be reviewed and copied


     - the information is available at the SEC's Internet site at http://www.sec.gov


     - copies of the information retrievable from the SEC's Internet site are available for a fee by writing to the SEC's Public Reference Section


     You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

                                        Investment Company Act File No. 811-4182

                            HOTCHKIS AND WILEY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 1, 1999

    This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated April 1, 1999 for the Investor Class shares of the Equity Income Fund, the Mid-Cap Fund, the Small Cap Fund, the International Fund, the Global Equity Fund, the Balanced Fund, the Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund, the prospectus dated April 1, 1999 for the Distributor Class shares of the Small Cap Fund, the International Fund, the Balanced Fund, the Total Return Bond Fund and the Low Duration Fund and the prospectus dated April 1, 1999 of the Equity Fund for Insurance Companies. Copies of the prospectuses may be obtained at no charge from Hotchkis and Wiley Funds (the "Trust"), 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. In this Statement of Additional Information, the Equity Income Fund, the Mid-Cap Fund, the Small Cap Fund, the International Fund, the Global Equity Fund, the Balanced Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund and the Equity Fund for Insurance Companies may be referred to collectively as "the Funds" or individually as "a Fund." The Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund may be referred to as the "Bond Funds" and the other Funds may be referred to as the "Stock Funds." Hotchkis and Wiley (the "Advisor") is the investment advisor to the Funds.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Trust History...............................................  B-2
Description of the Funds, Their Investments and Risks.......  B-2
  Investment Restrictions...................................  B-2
  Repurchase Agreements.....................................  B-3
  U.S. Government Securities................................  B-3
  Municipal Obligations.....................................  B-4
  Corporate Debt Securities.................................  B-5
  Convertible Securities....................................  B-6
  Mortgage-Related Securities...............................  B-6
  Asset-Backed Securities...................................  B-9
  Risk Factors Relating to Investing in Mortgage-Related and
    Asset-Backed Securities.................................  B-10
  Duration..................................................  B-10
  Derivative Instruments....................................  B-11
  Foreign Securities........................................  B-15
  Foreign Currency Options and Related Risks................  B-16
  Forward Foreign Currency Exchange Contracts...............  B-17
  Foreign Investment Risks..................................  B-19
  Risk Factors Relating to Investing in High Yield
    Securities..............................................  B-21
  Illiquid Securities.......................................  B-21
  Reverse Repurchase Agreements.............................  B-22
  Dollar Rolls..............................................  B-22
  Borrowing.................................................  B-23
  Loans of Portfolio Securities.............................  B-23
  When-Issued Securities....................................  B-23
  Real Estate Investment Trusts.............................  B-23
  Temporary Defensive Position..............................  B-23
  Portfolio Turnover........................................  B-24
Management..................................................  B-24
  The Advisor...............................................  B-25
  Subadvisors...............................................  B-27
  Principal Underwriter.....................................  B-27
  Rule 12b-1 Plan...........................................  B-27
  Other Service Providers...................................  B-27
  Portfolio Transactions and Brokerage......................  B-27
Trust Shares................................................  B-29
Purchase and Redemption of Shares...........................  B-31
  Issuance of Fund Shares for Securities....................  B-31
  Redemption in Kind........................................  B-31
Net Asset Value.............................................  B-31
Dividends and Tax Status....................................  B-32
Performance Information.....................................  B-33
General Information About the Trust's Shareholders..........  B-35
Appendix--Description of Ratings............................  A-1
Financial Statements
Report of Independent Accountants

                                 TRUST HISTORY

     The Trust was organized on August 22, 1984 as a Massachusetts business trust. Before October 7, 1994, the Trust was called "Olympic Trust." The Trust is a diversified, open-end, management investment company currently consisting of ten separate series.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

     The investment objective of the Equity Income Fund and the Equity Fund for Insurance Companies is to provide current income and long-term growth of income, accompanied by growth of capital.

     The investment objective of the Mid-Cap Fund is to provide current income and long-term growth of income, accompanied by growth of capital.

     The investment objective of the Small Cap Fund is capital appreciation.

     The investment objective of the International Fund and the Global Equity Fund is to provide current income and long-term growth of income, accompanied by growth of capital.

     The investment objective of the Balanced Fund is to preserve capital while producing a high total return.

     The investment objective of the Total Return Bond Fund is to maximize long-term total return.

     The investment objective of the Low Duration Fund and the Short-Term Investment Fund is to maximize total return, consistent with preservation of capital.

INVESTMENT RESTRICTIONS

     Each Fund has adopted the following restrictions (in addition to their investment objectives) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

     Except as noted, none of the Funds may:

      1. Purchase any security, other than obligations of the U.S. Government, its agencies, or instrumentalities ("U.S. Government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

      2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

      3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

      4. Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds (except the Bond Funds) will purchase any additional portfolio securities while such borrowings are outstanding. (The Bond Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300%.)

      5. Purchase any security (other than U.S. Government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

      6. Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts. This restriction does not apply to the Bond Funds.)

      7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      8. Make investments for the purpose of exercising control or management.

      9. Participate on a joint or joint and several basis in any trading account in securities.

     10. Make loans, except through repurchase agreements. (This restriction does not apply to the Bond Funds, which may lend portfolio securities having an aggregate market value of up to one-third of the total assets of the Fund.)

     11. Purchase or sell foreign currencies. (This restriction does not apply to the International Fund, the Global Equity Fund or the Bond Funds.)
Any percentage limitation on a Fund's investments is determined when the investment is made, unless otherwise noted.

REPURCHASE AGREEMENTS

     The Small Cap Fund may purchase debt securities maturing in more than one year from the date of purchase only if they are purchased subject to repurchase agreements. The Equity Income, Mid-Cap, International, Global Equity, Balanced and Bond Funds, as well as the Equity Fund for Insurance Companies, have no such restriction on maturities of portfolio securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

U.S. GOVERNMENT SECURITIES

     U.S. Government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.

     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

MUNICIPAL OBLIGATIONS

     The Balanced and Bond Funds may invest in municipal obligations. The two principal classifications of municipal bonds, notes and commercial paper are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include states, counties, cities, towns and other governmental units. Revenue bonds, notes and commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multifamily housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

     Included within the revenue bonds category are participations in municipal lease obligations or installment purchase contracts of municipalities (collectively, "lease obligations"). State and local governments issue lease obligations to acquire equipment leases and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligations may experience difficulty in exercising their rights, including disposition of the property.

     Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisors to determine whether they may be subject to the federal alternative minimum tax.

     Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for the use of the facilities. The viability of a resource recovery project, environmental protections regulations and project operator tax incentives may affect the value and credit quality of these obligations.

     Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

     A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation has terms which provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

     Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Balanced and Bond Funds' investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Balanced and Bond Funds invest to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

CORPORATE DEBT SECURITIES

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

     The Funds may invest in convertible securities of domestic or foreign issuers, which meet the ratings criteria set forth in the prospectuses. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

MORTGAGE-RELATED SECURITIES

     The Bond Funds and the Balanced Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

     Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

     There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

     Ginnie Mae is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Fannie Mae and Freddie Mac may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

     Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

     Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the credit worthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Advisor determines that the securities meet the Funds' quality standards.

     Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

     Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the 1940 Act; and (4) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs that cannot rely on the rule or do not meet the above requirements, the Funds may not invest more than 10% of their assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

     The Bond Funds and the Balanced Fund may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year Treasury yields, and ten-year Treasury yields.

     Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

     Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

     CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

     Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

ASSET-BACKED SECURITIES

     The Bond Funds and the Balanced Fund may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-through structure similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED
SECURITIES

     The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Funds may invest a portion of their assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Advisor will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

     During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

DURATION

     In selecting securities for the Bond Funds and the Balanced Fund, the Advisor makes use of the concept of duration for fixed-income securities. Duration is a measure of the expected life of a fixed-income security. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.

     Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

     Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

     Short futures or put options positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

DERIVATIVE INSTRUMENTS

     As indicated in the prospectuses, to the extent consistent with their investment objectives and policies and the investment restrictions listed in this Statement of Additional Information, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The International and the Bond Funds may also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

     Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the prospectuses and if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

     A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

     A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with current applicable regulations of the CFTC pursuant to which the Trust avoids being deemed a "commodity pool operator," the Funds are limited in their futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Fund's assets.


     Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

     The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by a Fund. As a result, the Fund's ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund's investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The correlation between futures contracts on U.S. Government securities and the securities held by a Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

     Each Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

     The successful use of transactions in futures and related options also depends on the ability of the Advisor to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FOREIGN SECURITIES

     The Funds may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets.

     The Bond Funds may also invest in fixed-income securities of issuers located in emerging foreign markets. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, South Korea, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Advisor will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Bond Funds expect to expand and further broaden the group of emerging markets in which they invest.

     From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Advisor believes that each Bond Fund's ability to invest in emerging markets throughout the world may enable the achievement of results superior to those produced by funds, with similar objectives to those of these Funds, that invest solely in securities in developed markets. There is no assurance that any Bond Fund will achieve these results.

     The Bond Funds may invest in the following types of emerging market fixed-income securities: (1) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds (described below); (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) fixed-income securities issued by banks and other business entities; and (4) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by the Funds may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Funds may invest.

     The Bond Funds may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. "Brady Bonds" are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

     Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Advisor's analysis of credit risk and its consideration of a number of factors, including: (1) prospects for relative economic growth among the different countries in which the Bond Funds may invest; (2) expected levels of inflation; (3) government policies influencing business conditions;
(4) the outlook for currency relationships; and (5) the range of the individual investment opportunities available to international investors. The Advisor's emerging market sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Bond Funds may invest are not subject to any minimum credit quality standards.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

     The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

     Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

     Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

     A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or (2) the Fund maintains in a segregated account cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


     Swap Agreements. The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by segregating cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The Advisor will cause a Fund to enter into swap agreements only with counter-parties that would be eligible for consideration as repurchase agreement counter-parties. Restrictions imposed by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FOREIGN INVESTMENT RISKS

     Foreign Market Risk. Because the Funds may invest in foreign securities, the Funds offer you more diversification than an investment only in the United States since prices of securities traded on foreign markets have often, though not always, moved counter to prices in the United States. Foreign security investment, however, involves special risks not present in U.S. investments that can increase the chances that the Funds will lose money. In particular, the Stock Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

     Currency Risk and Exchange Risk. Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

     For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty of European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in the euro, and are now listed, traded, declaring dividends and making other payments only in euros.

     No assurance can be given that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Funds' investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversion may be taxable to International and Global Equity Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

     Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds the foreign securities in which it invests outside the United States in foreign banks and securities depositories. These foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for a Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.

     Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

     Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

     A description of security ratings is attached as an Appendix. Lower-rated or unrated (that is, high yield) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer's inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Advisor considers both credit risk and market risk in making investment decisions for the Funds. Investors should carefully consider the relative risk of investing in high yield securities and understand that such securities are not generally meant for short-term trading.

     The amount of high yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Funds' net asset value.

     Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID SECURITIES


     A Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or because they have legal or contractual restrictions of resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisor will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Advisor; and
(2) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

REVERSE REPURCHASE AGREEMENTS

     The Balanced and Bond Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by these Funds for purposes of the limit applicable to borrowings.

DOLLAR ROLLS

     The Balanced and Bond Funds may use dollar rolls as part of their investment strategy. In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same type and coupon) on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.

     The Balanced and Bond Funds will segregate cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to their obligations with respect to dollar rolls. Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of the securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Dollar rolls are speculative techniques involving leverage and are considered borrowings by these Funds, subject to their limitations on borrowings.

BORROWING

     As a fundamental policy, the Equity Income, Mid-Cap, Balanced, Small Cap, International and Global Equity Funds may borrow money, but only from banks for temporary or emergency purposes in amounts not exceeding 10% of each Fund's total assets. The Bond Funds may borrow for temporary, emergency or investment purposes. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.

LOANS OF PORTFOLIO SECURITIES

     For the purpose of achieving income, the Bond Funds may lend their portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

WHEN-ISSUED SECURITIES

     The Balanced, International, Global Equity and Bond Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also establish a segregated account with its custodian in which it will hold cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

REAL ESTATE INVESTMENT TRUSTS

     Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

TEMPORARY DEFENSIVE POSITION

     When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, a Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

PORTFOLIO TURNOVER


     The increase in portfolio turnover from fiscal 1996 to fiscal 1997 for the Bond Funds was attributable to portfolio reconstruction due to changes in market conditions and significant redemption activity. The decrease in portfolio turnover for the Low Duration Fund from fiscal 1997 to fiscal 1998 was attributable to significant positive cash additions.


                                   MANAGEMENT


     The Trustees oversee the actions of the Funds' Advisor and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Funds' officers, who conduct and supervise the daily business operations of the Funds. The Trustees and officers of the Trust are:



     Robert L. Burch III (64) -- Trustee -- One Rockefeller Plaza, New York, NY 10020. Managing Partner, A.W. Jones Co. (investments); Chairman, Jonathan Mfg. Corp. (slide manufacturing).



     John A. G. Gavin (67) -- Trustee -- 2100 Century Park West, Los Angeles, CA 90067. Chairman, Gamma Services Corp. (venture capital) (since 1968); Principal, Gavin, Dailey & Partners (consulting) (since 1993); U.S. Ambassador to Mexico (1981 - 1986); Director, Atlantic Richfield Co., Dresser Industries, Inc., Pinkertons, International Wire Corp. and Kap Resources.



     Joe Grills (64) -- Trustee -- P.O. Box 98, Rapidan, VA 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") (since 1986); member of CIEBA's Executive Committee (since
1988) and its Chairman (from 1991 - 1992); Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds (1986 - 1993); Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute (since 1997); Director, Duke Management Company (since 1992) and elected Vice Chairman (May 1998); Director, KIMCO Realty Corporation (since
1997); Director, LaSalle Street Fund (since 1995); Member of the Investment Advisory Committee of the Virginia Retirement System (since 1998); Director, Montpelier Foundation (since December 1998); Trustee or Director of 22 registered investment companies (consisting of 55 portfolios) for which Merrill Lynch Asset Management, L.P. or its affiliate, Fund Asset Management, L.P., is the advisor.



     *John F. Hotchkis (67) -- Trustee -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Chairman and Portfolio Manager of the Advisor.



     Robert B. Hutchinson (79) -- Trustee -- 2525 Montevista Place West, Seattle, WA 98198. Former Chairman (1987 - 88) and Director (1976 - 88), Prudential Bank (savings bank); Director and former Senior Vice President, Finance and Secretary, Simpson Investment Co. (holding company for a wood products company, pulp and paper company and a PVC products company); Director, Enterprises International, Inc. (industrial strapping material manufacturer).



     Merle T. Welshans (80) -- Trustee -- 14360 Ladue Road, Chesterfield, MO 63017. Adjunct Professor of Finance, Washington University; Chairperson of the Investment Committee of the Missouri United Methodist Foundation; Trustee, Deaconess Hospital Foundation.



     Richard R. West (61) -- Trustee -- Box 604, Genoa, NV 89411. Professor of Finance (since 1984), Dean (1984 - 1993), and currently Dean Emeritus, New York University Leonard N. Stern School of Business Administration; Director, Vornado Realty Trust, Inc. (real estate holding company); Director, Bowne & Co., Inc. (financial printers); Director, Alexander's, Inc. (real estate company); Trustee or Director of 56 registered investment companies (consisting of 81 portfolios) for which Merrill Lynch Asset Management, L.P. or its affiliate, Fund Asset Management, L.P., is the advisor.



     Nancy D. Celick (47) -- President and Principal Executive Officer -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Chief Administrative Officer of the Advisor (since 1998); Chief Financial Officer of the Advisor (1993 - 1998); Chief Financial Officer of Kennedy-Wilson, Inc. (auction marketing services) (1992 - 1993); Chief Financial Officer of First National Corporation (bank holding company) (1984 - 1992).



     Roger DeBard, PhD (57) -- Executive Vice President -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Managing Director of the Advisor (since 1995); Partner of the Advisor (1994 - 1995); Principal of the Advisor (1992 - 1994); Portfolio Manager of the Advisor (1985 - 1992).



     Mark D. Cone (31) -- Vice President -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Vice President of the Advisor; Retail Account Manager, Neuberger & Berman (1991 - 1994).



     Gracie Fermelia (37) -- Secretary, Treasurer, and Principal Financial and Accounting Officer -- 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400. Vice President of the Advisor; Senior Manager, Price Waterhouse (1985 - 1994).

---------------

* "Interested" Trustee, as defined in the 1940 Act, due to the relationship indicated with the Advisor.



     The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The following table sets forth the aggregate compensation paid to the Trustees during the Trust's fiscal year ended June 30, 1998 and the aggregate compensation paid to the Trustees for service on the Trust's Board and that of any other fund for which the Advisor serves as investment advisor or which has an investment advisor that is an affiliated person of the Advisor ("Fund Complex") for the year ended December 31, 1998.



                                                                      TOTAL 1998
                                                                     COMPENSATION
                                                                      FROM TRUST
                                                                       AND FUND
                                                      AGGREGATE        COMPLEX
                                                     COMPENSATION        PAID
                 NAME AND POSITION                    FROM TRUST     TO TRUSTEES*
                 -----------------                   ------------    ------------
Robert L. Burch III................................    $12,000         $ 20,000
Trustee
John A. G. Gavin...................................    $12,000         $ 20,000
Trustee
Joe Grills.........................................    $12,000         $186,333
Trustee
John F. Hotchkis...................................    $   -0-         $    -0-
Trustee
Robert B. Hutchinson...............................    $10,500         $ 18,500
Trustee
Merle T. Welshans..................................    $12,000         $ 20,000
Trustee
Richard R. West....................................    $12,000         $326,125
Trustee


---------------

* Each Trustee also serves as a Trustee of the Hotchkis and Wiley Variable Trust. Messrs. Grills and West also serve on the boards of other investment companies advised by Merrill Lynch Asset Management, L.P. and its advisory affiliates.



     For information as to ownership of shares, see "General Information About the Trust's Shareholders."


THE ADVISOR


     The Advisor provides the Funds with management and investment advisory services. Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P. ("MLAM"), is located at 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400. MLAM is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a financial services holding company located in Delaware. MLAM and its advisory affiliates act as the investment adviser for more than 140 registered investment companies and offer portfolio management and portfolio analysis services to individual and institutional accounts.

     Each Fund, except for the Equity Fund for Insurance Companies and the Bond Funds, pays the Advisor for the services performed a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Equity Fund for Insurance Companies pays the Advisor a fee at the annual rate of 0.60% on the first $10,000,000 of its average daily net assets and 0.50% of average daily net assets in excess of $10,000,000. The Total Return Bond Fund pays the Advisor a fee at the annual rate of 0.55% of its average daily net assets. The Low Duration Fund pays the Advisor a fee at the annual rate of 0.46% of its average daily net assets. The Short-Term Investment Fund pays the Advisor a fee at the annual rate of 0.40% of the Fund's average daily net assets under $100,000,000, 0.35% of the Fund's average daily net assets from $100,000,000 through $249,999,999, 0.30% of the Fund's average daily net assets from $250,000,000 through $499,999,999, and 0.25% of the Fund's average daily net assets over $500,000,000.

     In addition, prior to March 1, 1999, the Advisor had voluntarily agreed to limit the regular annual operating expenses of the Equity Income Fund, Mid-Cap Fund, Small Cap Fund, International Fund, Global Equity Fund, and Balanced Fund to 1.00% of each Fund's average net assets and had agreed to limit the regular annual operating expenses of the Total Return Bond Fund to 0.65%, the Low Duration Fund to 0.58%, and the Short-Term Investment Fund to 0.48% of the Fund's average net assets. Effective March 1, 1999, the Advisor has agreed to limit the annual operating expenses of the Investor Class of each Fund as follows: Equity Income Fund-0.95%, Mid-Cap Fund-1.15%, Global Equity Fund-1.25%, Balanced Fund-0.95%, Total Return Bond Fund-0.65%, Low Duration Fund-0.58% and Short-Term Investment Fund-0.48%. The Advisor has agreed to limit the annual operating expenses of the Distributor Class of each such Fund to an amount which is .25% higher than the limit for the Investor Class of the same Fund. Effective March 1, 1999, there is no limit on the annual expenses of the Small Cap Fund and the International Fund. There is no limit on the annual expenses of the Equity Fund for Insurance Companies, which are paid by the Advisor.

     As a result of its agreement to limit Fund expenses, for the year ended June 30, 1998, the Advisor waived a portion of its fee with respect to the Mid-Cap Fund, Global Equity Fund, Total Return Bond Fund, Low Duration Fund, and Short-Term Investment Fund in the amounts of $92,525, $111,644, $86,499, $144,309, and $105,600, respectively. For the year ended June 30, 1998, the Equity Income Fund, Small Cap Fund, International Fund, Balanced Fund, Total Return Bond Fund, and Low Duration Fund paid $1,424,185, $491,489, $8,732,479, $761,196, $39,539, and $773,803, respectively, to the Advisor. The Mid-Cap Fund, Global Equity Fund, and Short-Term Investment Fund paid no advisory fees and were reimbursed $52,325, $67,175, and $11,030, respectively, by the Advisor for the year ended June 30, 1998.

     As a result of its agreement to limit Fund expenses, the Advisor waived a portion of its fee for the year ended June 30, 1997, with respect to the Small Cap Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund in the amounts of $54,357, $391,595, $83,124, $134,885, and $88,511, respectively, and for the period from commencement of operations on January 2, 1997 through June 30, 1997, with respect to the Mid-Cap Fund and Global Equity Fund in the amounts of $48,881 and $45,349, respectively. For the year ended June 30, 1997, the Equity Income Fund, Small Cap Fund, Balanced Fund, International Fund, Total Return Bond Fund, Low Duration Fund paid $1,411,861, $82,914, $562,261, $3,694,456, $70,395 and $632,940,
respectively, to the Advisor. For the year ended June 30, 1997, the Short-Term Investment Fund paid no advisory fee and was reimbursed $15,943 and for the period from January 2, 1997 through June 30, 1997, the Mid-Cap Fund and Global Equity Fund paid no advisory fees and were reimbursed $43,832 and $35,429, respectively, by the Advisor.

     As a result of its agreement to limit Fund expenses, for the year ended June 30, 1996, the Advisor waived a portion of its fee with respect to the Small Cap Fund, Balanced Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund in the amounts of $44,825, $31,555, $169,480, $84,461, $29,763 and $69,867, respectively. For the year ended June 30, 1996, the Equity Fund, Small Cap Fund, Balanced Fund, International Fund, Total Return Bond Fund, Low Duration Fund and Short-Term Investment Fund paid $1,238,052, $114,521, $345,917, $939,065, $80,247, $676,352, and $1,164,
respectively, to the Advisor.

     For the fiscal years ended June 30, 1998, 1997 and 1996, the Equity Fund for Insurance Companies paid $196,908, $147,584, and $67,516, respectively, to the Advisor. The Advisor pays all of the regular annual operating expenses, except for the advisory fees, of the Equity Fund for Insurance Companies.

     Each of the ten Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


SUBADVISORS



     The Advisor has entered into subadvisory agreements with Mercury Asset Management International Limited and Merrill Lynch Asset Management U.K. Limited, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations and other investment-related services to be provided to the International and Global Equity Funds at rates of compensation as may be agreed by the parties. There is no increase in the aggregate fees paid by these Funds for such services.


PRINCIPAL UNDERWRITER


     Princeton Funds Distributor, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is the Funds' distributor and makes a continuous offering of the Funds' shares. It is not compensated by the Funds, except that it may receive payments under the Rule 12b-1 plan described below. The distributor is an indirect subsidiary of Merrill Lynch & Co., Inc., and is an affiliate of the Advisor.



RULE 12b-1 PLAN


     The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act that allows the Distributor Class of the Small Cap, International, Balanced, Total Return Bond and Low Duration Funds to make payments to administrators, broker/dealers or other institutions that provide accounting, record-keeping or other services to investors and that have an administration services agreement with the Trust or the Advisor to make Distributor Class shares available to their clients ("Recipients"). Recipients are paid .25% on an annualized basis of the average net asset value of the Distributor Class shares invested through the Recipient as compensation for providing distribution-related services such as advertising, printing and mailing prospectuses to other than current shareholders, and training sales personnel regarding the Funds.

OTHER SERVICE PROVIDERS


     The Trust's custodian, Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, is responsible for holding the Funds' assets and Firstar Mutual Fund Services, LLC ("FMFS"), located at the same address, acts as the Trust's accounting services agent, transfer agent and dividend paying agent. FMFS provides customary transfer agency services to the Funds, including handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions and related functions. For these services, FMFS receives an annual fee of $10.00 per omnibus account and $14.00 per other shareholder account. FMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, allocable communication expenses and other costs.



     The Chase Manhattan Bank, Four Chase MetroTech Center, Brooklyn, New York 11245, through its global custody network, provides custodial services for assets of the Trust held outside the U.S.



     The Trust's independent accountant, PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, examines the Trust's financial statements and assists in the preparation of certain reports to the Securities and Exchange Commission.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Trust to achieve "best execution", that is, prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor is also authorized by the Agreements to consider whether the broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid
(1) were for purposes contemplated by the Agreements; (2) were for products or services which provide lawful and appropriate assistance to the Advisor's decision-making process; and (3) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Advisor is also authorized to consider sales of shares of each Fund and/or of any other investment companies for which the Advisor acts as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution", as defined above, although the Advisor is not currently doing so.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Advisor receives for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     The International Fund and the Global Equity Fund anticipate that their brokerage transactions involving securities of companies headquartered in countries other than the U.S. will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are usually subject to fixed commissions which are generally higher than negotiated commissions on U.S. transactions, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the U.S.

     During the three most recent fiscal years of the Trust, the following brokerage commissions were paid by the Funds:

                       FUND                         ENDED 6/30/98    ENDED 6/30/97    ENDED 6/30/96
                       ----                         -------------    -------------    -------------
Equity Income.....................................   $  110,157       $  230,762**      $152,950
Mid-Cap...........................................   $   11,847       $    1,984*             --
Small Cap.........................................   $  195,891**     $   31,024        $ 45,342
International.....................................   $2,249,821**     $1,506,506**      $905,601
Global Equity.....................................   $   22,157       $   11,449*             --
Balanced..........................................   $   23,692       $   25,414        $ 28,215
Low Duration......................................   $      -0-       $      -0-        $    -0-
Total Return Bond.................................   $      -0-       $      -0-        $    -0-
Short-Term Investment.............................   $      -0-       $      -0-        $    -0-
Equity Fund for Insurance Companies...............   $   16,115       $   14,527        $ 24,542

---------------
 * Period from commencement of operations on January 2, 1997 through June 30, 1997.

** The increase in commissions paid by the Funds is due to significant increases in those Funds' assets, resulting in an increase in investment purchases from the previous year.


     The Advisor is an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, a registered broker-dealer, and the other broker-dealer subsidiaries of Merrill Lynch & Co., Inc. For the fiscal year ended June 30, 1998, transactions with affiliated broker-dealers were as follows:



                                                                                            PERCENTAGE OF AGGREGATE DOLLAR
                                                                                                AMOUNT OF TRANSACTIONS
                                                        PERCENTAGE OF AGGREGATE BROKERAGE        INVOLVING PAYMENT OF
                       COMMISSIONS PAID TO AFFILIATED          COMMISSIONS PAID TO           COMMISSIONS EFFECTED THROUGH
        FUND                   BROKER-DEALERS               AFFILIATED BROKER-DEALERS          AFFILIATED BROKER-DEALERS
        ----           ------------------------------   ---------------------------------   -------------------------------
Equity Income........             $ 12,468                           11.32%                              7.37%
Global Equity........             $    414                            2.03%                              1.33%
International........             $302,055                           13.98%                              9.79%



     Differences in percentages in Equity Income Fund transactions are generally due to lower prices-per-share for securities purchased and sold through affiliated broker-dealers compared to securities purchased and sold through non-affiliated broker-dealers. (Commissions on U.S. transactions are on a price-per-share basis.) Differences in percentages in International Fund transactions are generally due to agency cross trades done for no commission and smaller volume orders through affiliated broker-dealers. (Commissions for foreign transactions are generally on a volume basis.)



     The value of any Fund's aggregate holdings of the securities of its regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act) as of June 30, 1998 was as follows:



                                            REGULAR        AGGREGATE
                 FUND                    BROKER-DEALER      HOLDINGS
                 ----                   ---------------    ----------
Balanced..............................  Lehman Brothers    $2,007,506
Total Return Bond.....................  Lehman Brothers    $  752,815


                                  TRUST SHARES

     The Small Cap Fund, International Fund, Balanced Fund, Total Return Bond Fund and Low Duration Fund each offer two classes of shares: Distributor Class shares and Investor Class shares. Each other Fund offers shares of a single class called Investor Class shares.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share, except that the Distributor

Class shares are subject to distribution fees payable under the Plan of Distribution. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares. The Board of Trustees has created ten series of shares, and may create additional series in the future, which have separate assets and liabilities.

     The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

     Ten shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders.

     The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees or by the approval of the holders of a majority of the Trust's outstanding shares, as defined in the 1940 Act. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     The Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. While Massachusetts law permits a shareholder of a trust such as this to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

     Common expenses incurred by the Trust are allocated among the Funds based upon: (1) relative net assets; (2) as incurred on a specific identification basis; or (3) evenly among the Funds, depending on the nature of the expenditure.

     Except for (1) changes which do not adversely affect the rights of Trust shareholders; (2) a change in the name of the Trust, or a series or class thereof; (3) authorization of a new series or class; (4) changes to supply any omission or correct any ambiguous or defective provision; or (5) changes required by any federal, state or similar regulatory authority or required by the Code to eliminate or reduce any federal, state or local taxes which may be payable by a Fund or its shareholders, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of at least 67% of the Trust's outstanding shares at a meeting at which more than 50% of its outstanding shares are present in person or represented by proxy. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above.

                       PURCHASE AND REDEMPTION OF SHARES


ISSUANCE OF FUND SHARES FOR SECURITIES


     Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Advisor, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.

REDEMPTION IN KIND

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of that Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

                                NET ASSET VALUE

     As indicated in each prospectus, the net asset value per share of each Fund's shares will be determined on each day that the New York Stock Exchange is open for trading. That Exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received.

     Securities are valued by an independent pricing agent to the extent possible. In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by The Nasdaq Stock Market ("NSM") are valued at the last sale price on that day as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 p.m., New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or on NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked prices in the over-the-counter market.

     Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

     Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.

     Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the New York Stock Exchange is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

     Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.


                            DIVIDENDS AND TAX STATUS


     Each Fund has qualified as a regulated investment company. Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order not to be subject to federal taxation, each Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year.

     A Fund is required to pay an excise tax to the extent it does not distribute to its shareholders during such calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. The Funds also intend to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

     In determining the extent to which a Fund's dividends may be eligible for the 70% dividends received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends received deduction.

     Special rules apply to the treatment of certain forward foreign currency exchange contracts (Section 1256 contracts). At the end of each year, such investments held by a Fund must be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Except to the extent that such gains or losses are treated as "Section 988" gains or losses, as described below, sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

     Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.

     Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.


     The per share dividends of Distributor Class shares will be lower than the per share dividends on Investor Class shares of the same Fund, as a result of the distribution fee applicable to the Distributor Class shares. The per share distributions of net capital gains, if any, will be paid in the same amount for each class of the same Fund.


                            PERFORMANCE INFORMATION

     Total Return. Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:


                                          (n)
                                  P(1 + T)    = ERV


where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     Average annual total returns for the periods ended December 31, 1998 are as follows:

                                      ONE       FIVE      TEN       SINCE
                                      YEAR     YEARS     YEARS    INCEPTION
                                     ------    ------    -----    ---------
Equity Income Fund.................    4.34%   15.82%    14.13%    12.26%      (Since 6/24/87)
Mid-Cap Fund.......................  -10.26%       --       --      9.02%      (Since 1/2/97)
Small Cap Fund.....................  -15.56%   10.02%    12.87%    11.98%      (Since 9/20/85)
Global Equity Fund.................    6.71%       --       --      7.25%      (Since 1/2/97)
International Fund.................    6.41%    9.05%       --     12.52%      (Since 12/1/90)
Balanced Fund......................    5.20%   11.54%    11.64%    11.89%      (Since 8/13/85)
Total Return Bond Fund.............    8.79%       --       --     11.03%      (Since 12/6/94)
Low Duration Fund..................    5.64%    7.45%       --      7.92%      (Since 5/18/93)
Short-Term Investment Fund.........    5.77%    6.07%       --      6.31%      (Since 5/18/93)
Equity Fund for Insurance
  Companies........................    6.45%   17.16%       --     16.28%      (Since 1/29/93)


     No Distributor Class shares were outstanding on December 31, 1998.


     Yield. Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                                                 (6)
                         YIELD  =  2 [(a - b + 1)    - 1]
                                       -----
                                         cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.


     The 30-day yields for the Total Return Bond Fund, Low Duration Fund, and Short-Term Investment Fund for the period ended December 31, 1998 were 5.04%, 6.00%, and 5.34%, respectively. No Distributor Class shares were outstanding on December 31, 1998.


     Other information. Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper, Inc., Morningstar, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, Morningstar or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

               GENERAL INFORMATION ABOUT THE TRUST'S SHAREHOLDERS

PRINCIPAL HOLDERS:


     As of March 12, 1999, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Equity Income Fund:



     McDonalds Charities Investment Program, P.O. Box 9242, Boston, MA 02209-9242 -- 13.29%



     Northern States Power Company, P.O. Box 64482, St. Paul, MN
55164-0482 -- 10.69%



     Sun Health, P.O. Box 9800, Calabasas, CA 91372-0800 -- 6.69%



     Bernsen Foundation, 15 W. 6th Street, Suite 1308, Tulsa, OK
74119-5407 -- 6.16%



     As of March 12, 1999, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Equity Income Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 14.11%


MANAGEMENT:


     As of March 12, 1999, the Trust's officers and Trustees as a group owned 1.77% of the Equity Income Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:


     As of March 12, 1999, Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120, owned of record, and to the knowledge of the Trust, beneficially 43.75% of the Mid-Cap Fund's outstanding shares and may be deemed a controlling person of that Fund.



     As of March 12, 1999, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Mid-Cap Fund:



     Elizabeth Janeway Foundation, P.O. Box 60078, Los Angeles, CA 90060-0078 -- 10.75%



     John F. Hotchkis, 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400 -- 9.64%


MANAGEMENT:


     As of March 12, 1999, the Trust's officers and Trustees as a group owned 9.88% of the Mid-Cap Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:


     As of March 12, 1999, the following shareholder owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Small Cap Fund:



     Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120 -- 28.60%



     As of March 12, 1999, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Small Cap
Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 15.48%


MANAGEMENT:


     As of March 12, 1999, the Trust's officers and Trustees as a group owned 7.52% of the Small Cap Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:


     As of March 12, 1999, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the International Fund:



     Merrill Lynch Retirement Plans, 4800 Dear Lake Drive, E Floor 3, Jacksonville, FL 32246-6484 -- 10.27%



     Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120 -- 6.11%



     As of March 12, 1999, the following shareholders owned of record, but not beneficially, more than five percent of the outstanding shares of the International Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 29.81%



     Salomon Smith Barney Inc., 333 W 34th Street, Floor 7, New York, NY 10001-2402 -- 8.6%


MANAGEMENT:


     As of March 12, 1999, the Trust's officers and Trustees as a group owned 0.06% of the International Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:


     As of March 12, 1999, John F. Hotchkis, 725 S. Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400, owned of record, and to the knowledge of the Trust, beneficially 34.03% of the Global Equity Fund outstanding shares and may be deemed a controlling person of that Fund.



     As of March 12, 1999, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Global Equity Fund:



     Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120 -- 25.98%



     Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400 -- 8.63%



     Elizabeth Janeway Foundation, P.O. Box 60078, Los Angeles, CA 90060-0078 -- 5.02%


MANAGEMENT:


     As of March 12, 1999, the Trust's officers and Trustees as a group owned 34.53% of the Global Equity Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:


     As of March 12, 1999, Mac & Co., 1 Cabot Road, Medford, MA 02155-5141, owned of record, and to the knowledge of the Trust, beneficially 28.09% of the Balanced Fund's outstanding shares and may be deemed to be a controlling person of that Fund.



     As of March 12, 1999, the following shareholder owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Balanced Fund:



     Chase Bank of Texas, P.O. Box 2558, Houston, TX 77252-2558 -- 10.29%



     As of March 12, 1999, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Balanced
Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 30.80%


MANAGEMENT:


     As of March 12, 1999, the Trust's officers and Trustees as a group owned 1.46% of the Balanced Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:


     As of March 12, 1999, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Total Return Bond Fund:



     Merrill Lynch Retirement Plans, 265 Davidson Avenue, Floor 4, Somerset, NJ 08873-4120 -- 19.05%



     Golden Books Retirement Plan, 10101 Science Drive, Sturtevant, WI 53177-1757 -- 7.79%



     As of March 12, 1999, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Total Return Bond Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 36.93%


MANAGEMENT:


     As of March 12, 1999, the Trust's officers and Trustees as a group owned 2.19% of the Total Return Bond Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:


     As of March 12, 1999, the following shareholder owned of record, but not beneficially, more than five percent of the outstanding shares of the Low Duration Fund:



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 50.00%


MANAGEMENT:


     As of March 12, 1999, the Trust's officers and Trustees as a group owned 1.39% of the Low Duration Fund's outstanding shares.

--------------------------------------------------------------------------------

PRINCIPAL HOLDERS:


     As of March 12, 1999, the following shareholders owned of record, and to the knowledge of the Trust, beneficially more than five percent of the outstanding shares of the Short-Term Investment Fund:



     United Airlines Group Investment Trust, P.O. Box 92956, Chicago, IL 60675-2956 -- 15.00%



     Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, CA 90017-5400 -- 7.65%

     As of March 12, 1999, the following shareholders owned of record, but not beneficially, more than five percent of the outstanding shares of the Short-Term Investment Fund:



     National Financial Services, Corp., One World Financial Center, 5th Floor, 200 Liberty Street, New York, NY 10281-1003 -- 25.35%



     Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 23.63%

                       APPENDIX -- DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS:


"AAA" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


"AA" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.


"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


"BAA" -- Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


"BA" -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


"B" -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.


"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of these characteristics:


     - Leading market positions in well-established industries.


     - High rates of return on funds employed.


     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.


     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


     - Well-established access to a range of financial markets and assured sources of alternate liquidity.



"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate alternate liquidity is maintained.



MUNICIPAL BOND RATINGS:



Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs which are characterized as having variable short-term maturities, but having neither a variable rate nor demand feature. Factors used in determining ratings include liquidity of the borrower and short-term cyclical elements.


STANDARD & POOR'S RATING GROUP

BOND RATINGS:


"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



"AA" -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



"BBB" -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its commitment on the obligation.



Obligations rated BB and B are regarded as having significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.


"A-1" -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


MUNICIPAL BOND RATINGS:



S&P uses SP-1, SP-2 and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

FITCH INVESTORS SERVICE, INC.

BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:


"AAA" -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



"AA" -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



"A" -- High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.



"BBB" -- Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.



"BB" -- Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.



"B" -- Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.



PLUS (+) MINUS (--) -- Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to short-term ratings other than "F1."


SHORT-TERM DEBT RATINGS:


"F1" -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.



"F2" -- Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.



"F3" -- Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


DUFF & PHELPS CREDIT RATING CO.

BOND RATINGS:

The following summarizes the ratings used by Duff & Phelps for long-term debt:

"AAA" -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA+," "AA," "AA--" -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A+," "A," "A--" -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB+," "BBB," "BBB--" -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.


"BB+," "BB," "BB--" -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

"B+," "B," "B--" -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

SHORT-TERM DEBT RATINGS:

"D-1+" -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1--" -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 102.4%             Shares       Value
----------------------------------------------------------
AEROSPACE -- 5.3%
 ..........................................................
Lockheed Martin Corporation          33,000   $  2,796,750
 ..........................................................
Northrop Grumman Corporation         54,000      3,948,750
 ..........................................................
Rockwell International
  Corporation                        32,721      1,589,014
 ...............................................-----------
                                                 8,334,514
----------------------------------------------------------
APPAREL & TEXTILES -- 0.8%
 ..........................................................
Russell Corporation                  59,300      1,204,531
----------------------------------------------------------
AUTO PARTS -- 2.2%
 ..........................................................
Dana Corporation                     64,300      2,628,263
 ..........................................................
TRW Inc.                             15,200        854,050
 ...............................................-----------
                                                 3,482,313
----------------------------------------------------------
AUTOS & TRUCKS -- 7.0%
 ..........................................................
Ford Motor Company                   89,200      5,234,925
 ..........................................................
General Motors Corporation           82,000      5,868,125
 ...............................................-----------
                                                11,103,050
----------------------------------------------------------
BANKS -- 8.0%
 ..........................................................
Bank One Corporation                 84,000      4,289,250
 ..........................................................
First Union Corporation              23,800      1,447,338
 ..........................................................
Fleet Financial Group, Inc.          57,000      2,547,188
 ..........................................................
KeyCorp                              65,000      2,080,000
 ..........................................................
Washington Mutual, Inc.              61,000      2,329,438
 ...............................................-----------
                                                12,693,214
----------------------------------------------------------
BEVERAGES -- 0.7%
 ..........................................................
Anheuser-Busch Companies, Inc.       16,500      1,082,813
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 3.0%
 ..........................................................
Georgia-Pacific (Timber Group)       58,510      1,393,269
 ..........................................................
Weyerhaeuser Company                 65,000      3,302,813
 ...............................................-----------
                                                 4,696,082
----------------------------------------------------------
CHEMICALS -- 2.5%
 ..........................................................
The Dow Chemical Company             31,000      2,819,063
 ..........................................................
Eastman Chemical Company             26,000      1,163,500
 ...............................................-----------
                                                 3,982,563
----------------------------------------------------------
                                    Shares       Value
----------------------------------------------------------
CONGLOMERATES -- 2.1%
 ..........................................................
Tenneco, Inc.                        96,500   $  3,287,031
----------------------------------------------------------
CONSUMER PRODUCTS -- 0.5%
 ..........................................................
Tupperware Corporation               51,600        848,175
----------------------------------------------------------
ENGINEERING AND CONSTRUCTION -- 0.9%
 ..........................................................
Harsco Corporation                   48,595      1,479,110
----------------------------------------------------------
FINANCIAL SERVICES -- 3.1%
 ..........................................................
Associates First Capital
  Corporation -- Class A             19,000        805,125
 ..........................................................
Household International, Inc.        59,802      2,369,654
 ..........................................................
Transamerica Corporation             15,000      1,732,500
 ...............................................-----------
                                                 4,907,279
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.0%
 ..........................................................
Whirlpool Corporation                56,500      3,128,688
----------------------------------------------------------
INSURANCE -- 5.9%
 ..........................................................
American General Corporation         26,000      2,028,000
 ..........................................................
Lincoln National Corporation         25,000      2,045,313
 ..........................................................
Safeco Corporation                   55,000      2,361,563
 ..........................................................
St. Paul Companies, Inc.             42,000      1,459,500
 ..........................................................
TIG Holdings, Inc.                   94,833      1,475,839
 ...............................................-----------
                                                 9,370,215
----------------------------------------------------------
LEISURE/TOYS -- 0.8%
 ..........................................................
Fortune Brands, Inc.                 37,500      1,185,938
----------------------------------------------------------
MACHINERY -- 1.6%
 ..........................................................
New Holland N.V                     181,000      2,477,438
----------------------------------------------------------
METALS & MINING -- 3.6%
 ..........................................................
Alcoa, Inc.                          35,000      2,609,688
 ..........................................................
Phelps Dodge Corporation             14,300        727,513
 ..........................................................
Reynolds Metals Company              44,500      2,344,594
 ...............................................-----------
                                                 5,681,795
----------------------------------------------------------
NATURAL GAS -- 1.0%
 ..........................................................
Eastern Enterprises                  35,000      1,531,250
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
OIL -- DOMESTIC -- 6.7%
 ..........................................................
Atlantic Richfield Company           24,207   $  1,579,507
 ..........................................................
Occidental Petroleum Corporation    157,100      2,651,063
 ..........................................................
Phillips Petroleum Company           77,000      3,282,125
 ..........................................................
Texaco Inc.                           4,200        222,075
 ..........................................................
USX-Marathon Group, Inc.             53,700      1,617,713
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                        49,200      1,193,100
 ...............................................-----------
                                                10,545,583
----------------------------------------------------------
PAPER -- 3.6%
 ..........................................................
Georgia-Pacific Group                25,993      1,522,215
 ..........................................................
International Paper Company          45,000      2,016,563
 ..........................................................
Union Camp Corporation               32,000      2,160,000
 ...............................................-----------
                                                 5,698,778
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.8%
 ..........................................................
Eastman Kodak Company                39,200      2,822,400
----------------------------------------------------------
POLLUTION CONTROL -- 2.1%
 ..........................................................
Browning-Ferris Industries, Inc.     45,000      1,279,688
 ..........................................................
Waste Management, Inc.               43,000      2,004,875
 ...............................................-----------
                                                 3,284,563
----------------------------------------------------------
RAILROADS -- 2.0%
 ..........................................................
CSX Corporation                      15,000        622,500
 ..........................................................
Norfolk Southern Corporation         80,000      2,535,000
 ...............................................-----------
                                                 3,157,500
----------------------------------------------------------
RETAIL -- 3.9%
 ..........................................................
Intimate Brands, Inc.                44,000      1,314,500
 ..........................................................
J.C. Penney Company, Inc.            35,500      1,664,063
 ..........................................................
May Department Stores Company        29,700      1,793,138
 ..........................................................
Sears, Roebuck & Company             33,400      1,419,500
 ...............................................-----------
                                                 6,191,201
----------------------------------------------------------
                                    Shares       Value
---------------------------------------------------------
SAVINGS & LOANS -- 2.5%
 ..........................................................
Fannie Mae                           54,000   $  3,996,000
----------------------------------------------------------
STEEL -- 2.4%
 ..........................................................
Allegheny Teledyne, Inc.             51,000      1,042,313
 ..........................................................
USX-U.S. Steel Group, Inc.          116,300      2,674,900
 ...............................................-----------
                                                 3,717,213
----------------------------------------------------------
TOBACCO -- 5.1%
 ..........................................................
Philip Morris Companies, Inc.       132,500      7,088,750
 ..........................................................
UST, Inc.                            27,000        941,625
 ...............................................-----------
                                                 8,030,375
----------------------------------------------------------
TRUCKING -- 0.6%
 ..........................................................
Ryder System, Inc.                   39,000      1,014,000
----------------------------------------------------------
UTILITY -- ELECTRIC -- 12.1%
 ..........................................................
CMS Energy Corporation               67,000      3,245,313
 ..........................................................
Central & South West Corporation     70,000      1,920,625
 ..........................................................
DTE Energy Company                   44,000      1,886,500
 ..........................................................
Edison International                 30,000        836,250
 ..........................................................
Entergy Corporation                  31,000        964,875
 ..........................................................
GPU, Inc.                            24,000      1,060,500
 ..........................................................
Illinova Corporation                110,000      2,750,000
 ..........................................................
PacifiCorp                           29,001        610,834
 ..........................................................
PECO Energy Company                  17,000        707,625
 ..........................................................
P P & L Resources, Inc.              27,997        780,416
 ..........................................................
Public Service Enterprises Group,
  Inc.                               54,000      2,160,000
 ..........................................................
SCANA Corporation                    57,000      1,838,250
 ..........................................................
USEC, Inc.                           24,000        333,135
 ...............................................-----------
                                                19,094,323
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
UTILITY -- TELEPHONE -- 8.6%
 ..........................................................
AT&T Corporation                     52,000   $  3,913,000
 ..........................................................
ALLTEL Corporation                   61,000      3,648,563
 ..........................................................
Bell Atlantic Corporation            54,000      2,862,000
 ..........................................................
GTE Corporation                      14,500        942,500
 ..........................................................
SBC Communications, Inc.             42,500      2,279,063
 ...............................................-----------
                                                13,645,126
----------------------------------------------------------
Total Common Stock
  (cost $130,440,221)                          161,673,061
----------------------------------------------------------

VARIABLE RATE                      Principal
DEMAND NOTES * -- 0.4%              Amount         Value
------------------------------------------------------------
General Mills, Inc., 5.2337%       $492,455     $    492,455
 ............................................................
Pitney Bowes, Inc., 5.2337%          79,783           79,783
 .................................................-----------
Total variable rate demand notes                     572,238
  (cost $572,238)
------------------------------------------------------------
Total investments -- 102.8%
  (cost $131,012,459)                            162,245,299
 ............................................................
Liabilities in excess of other
  assets -- (2.8%)                                (4,385,562)
 .................................................-----------
                                                $157,859,737
Total net assets -- 100.0%
------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND

COMMON STOCK -- 97.0%                 Shares       Value
-----------------------------------------------------------
AEROSPACE -- 3.2%
 ...........................................................
Northrop Grumman Corporation            2,700   $   197,437
-----------------------------------------------------------
APPAREL & TEXTILES -- 3.2%
 ...........................................................
Coats Viyella PLC ADR                  24,600        33,153
 ...........................................................
Russell Corporation                     8,100       164,531
 .................................................----------
                                                    197,684
-----------------------------------------------------------
AUTO PARTS -- 5.4%
 ...........................................................
Borg-Warner Automotive, Inc.            1,400        78,138
 ...........................................................
Dana Corporation                        3,472       141,918
 ...........................................................
Lear Corporation #                      2,800       107,800
 .................................................----------
                                                    327,856
-----------------------------------------------------------
BANKS -- 8.1%
 ...........................................................
Compass Bancshares, Inc.                1,150        43,772
 ...........................................................
First Midwest Bancorp, Inc.             2,000        76,125
 ...........................................................
Colonial BancGroup, Inc.                4,000        48,000
 ...........................................................
Union Planters Corporation              1,600        72,500
 ...........................................................
UnionBanCal Corporation                 7,500       255,469
 .................................................----------
                                                    495,866
-----------------------------------------------------------
CHEMICALS -- 0.6%
 ...........................................................
Wellman, Inc.                           3,800        38,713
-----------------------------------------------------------
COMMUNICATION EQUIPMENT MANUFACTURERS -- 0.3%
 ...........................................................
Princeton Video Image, Inc. #           6,200        18,600
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 0.6%
 ...........................................................
Groupe AB SA ADR #                     18,300        35,456
-----------------------------------------------------------
COMPUTERS -- 2.3%
 ...........................................................
Quantum Corporation #                   6,500       138,125
-----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 3.3%
 ...........................................................
Vanstar Corporation #                  22,100       204,425
-----------------------------------------------------------
ELECTRIC PRODUCTS -- 1.7%
 ...........................................................
UCAR International, Inc. #              6,000       106,875
-----------------------------------------------------------
ELECTRONICS -- 2.0%
 ...........................................................
Avnet, Inc.                             2,000       121,000
-----------------------------------------------------------

-----------------------------------------------------------
                                      Shares       Value
FOODS -- 4.2%
 ...........................................................
Dean Foods Company                      1,700   $    69,381
 ...........................................................
Vlasic Foods International Inc. #       8,000       190,500
 .................................................----------
                                                    259,881
-----------------------------------------------------------
HEALTHCARE -- DRUGS -- 2.1%
 ...........................................................
Bergen Brunswig Corporation --Class
  A                                     3,600       125,550
-----------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 0.7%
 ...........................................................
Foundation Health Systems, Inc.  -
  Class A #                             3,700        44,169
-----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.3%
 ...........................................................
Whirlpool Corporation                   2,500       138,437
-----------------------------------------------------------
INSURANCE -- 8.9%
 ...........................................................
Harleysville Group, Inc.                3,400        87,762
 ...........................................................
IPC Holdings Limited                    3,000        69,563
 ...........................................................
Ohio Casualty Corporation               1,200        49,350
 ...........................................................
St. Paul Companies, Inc.                1,400        48,650
 ...........................................................
TIG Holdings, Inc.                     18,400       286,350
 .................................................----------
                                                    541,675
-----------------------------------------------------------
MACHINERY -- 2.7%
 ...........................................................
New Holland N.V                        12,000       164,250
-----------------------------------------------------------
METALS & MINING -- 2.2%
 ...........................................................
Cameco Corporation                      1,600        28,500
 ...........................................................
Reynolds Metals Company                 2,000       105,375
 .................................................----------
                                                    133,875
-----------------------------------------------------------
MISCELLANEOUS -- 1.2%
 ...........................................................
American Coin Merchandising, Inc. #    13,000        76,375
-----------------------------------------------------------
OIL -- DOMESTIC -- 2.3%
 ...........................................................
Occidental Petroleum Corporation        2,300        38,813
 ...........................................................
Pennzoil-Quaker State Company #         1,100        16,294
 ...........................................................
Valero Energy Corporation               4,100        87,125
 .................................................----------
                                                    142,232
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
OIL & GAS DRILLING -- 3.5%
 ...........................................................
Nuevo Energy Corporation #              3,000   $    34,500
 ...........................................................
PennzEnergy Company                     1,100        17,944
 ...........................................................
Triton Energy Limited #                20,400       161,925
 .................................................----------
                                                    214,369
-----------------------------------------------------------
PAPER -- 4.4%
 ...........................................................
Chesapeake Corporation                  1,800        66,375
 ...........................................................
Consolidated Papers, Inc.               3,400        93,500
 ...........................................................
Louisiana-Pacific Corporation           6,000       109,875
 .................................................----------
                                                    269,750
-----------------------------------------------------------
PROFESSIONAL SERVICES -- 0.7%
 ...........................................................
Olsten Corporation                      6,200        45,725
-----------------------------------------------------------
PUBLISHING -- 2.1%
 ...........................................................
Playboy Enterprises, Inc. -- Class
  A #                                   2,900        55,463
 ...........................................................
Playboy Enterprises, Inc. #             3,500        73,281
 .................................................----------
                                                    128,744
-----------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
 ...........................................................
Redwood Trust, Inc.                     8,000       112,000
-----------------------------------------------------------
RETAIL -- JEWELRY -- 3.3%
 ...........................................................
Friedman's Inc. #                      19,400       198,850
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 1.1%
 ...........................................................
AutoZone, Inc. #                        2,000        65,875
-----------------------------------------------------------
SAVINGS & LOANS -- 2.5%
 ...........................................................
Charter One Financial, Inc.             2,625        72,844
 ...........................................................
Washington Federal, Inc.                3,003        80,143
 .................................................----------
                                                    152,987
-----------------------------------------------------------
                                      Shares       Value
-----------------------------------------------------------
STEEL -- 5.5%
 ...........................................................
AK Steel Holding Corporation            8,300   $   195,050
 ...........................................................
USX -- U.S. Steel Group, Inc.           6,100       140,300
 .................................................----------
                                                    335,350
-----------------------------------------------------------
TOBACCO -- 5.6%
 ...........................................................
RJR Nabisco Holdings Corp.              9,000       267,187
 ...........................................................
Universal Corporation/VA                2,200        77,275
 .................................................----------
                                                    344,462
-----------------------------------------------------------
TRANSPORTATION -- AIR -- 0.1%
 ...........................................................
KLM                                        75         2,250
-----------------------------------------------------------
TRUCKING -- 0.8%
 ...........................................................
Ryder System, Inc.                      1,800        46,800
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 8.3%
 ...........................................................
CMP Group Inc.                          6,500       122,687
 ...........................................................
GPU, Inc.                               4,000       176,750
 ...........................................................
Illinova Corporation                    2,300        57,500
 ...........................................................
P P & L Resources, Inc.                 2,339        65,200
 ...........................................................
PacifiCorp                              1,400        29,487
 ...........................................................
USEC, Inc.                              4,200        58,275
 .................................................----------
                                                    509,899
-----------------------------------------------------------
Total common stock
  (cost $6,889,454)                               5,935,542
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND


VARIABLE RATE
DEMAND NOTES*                        Principal
-- 3.5%                               Amount       Value
-----------------------------------------------------------
General Mills, Inc., 5.2337%         $167,598   $   167,598
 ...........................................................
Pitney Bowes, Inc., 5.2337%             4,623         4,623
 ...........................................................
Sara Lee Corp., 5.2287%                39,741        39,741
 .................................................----------
Total variable rate demand notes                    211,962
  (cost $211,962)
-----------------------------------------------------------
Total investments -- 100.5%
  (cost $7,101,416)                               6,147,504
 ...........................................................
Liabilities in excess of other
  assets -- (0.5%)                                  (27,129)
 .................................................----------
                                                $ 6,120,375
Total net assets -- 100.0%
-----------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

ADR -- American Depository Receipts.

# -- Non-income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SMALL CAP FUND

     COMMON STOCK -- 94.9%           Shares         Value
------------------------------------------------------------
AEROSPACE -- 3.3%
 ............................................................
Aeroquip-Vickers, Inc.                  5,900    $   176,631
 ............................................................
AVTEAM, Inc. #                        438,200      1,698,025
 ..................................................----------
                                                   1,874,656
------------------------------------------------------------
AUTO PARTS -- 0.4%
 ............................................................
Titan International, Inc.              26,500        251,750
------------------------------------------------------------
APPLIANCE & HOUSEHOLD FURNITURE -- 1.9%
 ............................................................
Hussman International, Inc.            55,800      1,081,125
------------------------------------------------------------
CHEMICALS -- 3.4%
 ............................................................
The Carbide/Graphite Group, Inc.
  #                                   130,900      1,930,775
------------------------------------------------------------
COMMERCIAL SERVICES -- 2.1%
 ............................................................
FirstService Corporation #            101,200      1,208,075
------------------------------------------------------------
COMMUNICATION EQUIPMENT/MANUFACTURERS -- 0.2%
 ............................................................
Princeton Video Image, Inc. #          36,200        108,600
------------------------------------------------------------
COMMUNICATIONS & MEDIA -- 1.3%
 ............................................................
Groupe AB SA ADR #                    375,200        726,950
------------------------------------------------------------
COMPUTER SYSTEMS -- 8.3%
 ............................................................
Radisys Corporation #                 155,300      4,659,000
------------------------------------------------------------
ELECTRONICS -- 3.2%
 ............................................................
Stoneridge, Inc. #                     78,300      1,781,325
------------------------------------------------------------
ENTERTAINMENT -- 2.3%
 ............................................................
Alliance Communications
  Corporation Class B #                25,300        415,869
 ............................................................
Midway Games Inc.                      79,000        869,000
 ..................................................----------
                                                   1,284,869
------------------------------------------------------------
FINANCE -- MISCELLANEOUS -- 3.3%
 ............................................................
Executive Risk, Inc.                   33,500      1,840,406
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 9.9%
 ............................................................
Canandaigua Brands, Inc. #             31,000      1,792,187
 ............................................................
J & J Snack Foods Corporation #       135,700      3,036,288
 ............................................................
Vlasic Foods International Inc.        31,400        747,713
 ..................................................----------
                                                   5,576,188
------------------------------------------------------------
------------------------------------------------------------
                                     Shares         Value
HEALTHCARE -- MISCELLANEOUS -- 4.7%
 ............................................................
HealthPlan Services Corporation       227,700    $ 2,618,550
------------------------------------------------------------
INSURANCE -- 16.5%
 ............................................................
ESG Re Limited                        218,900      4,432,725
 ............................................................
FPIC Insurance Group, Inc. #           22,200      1,061,437
 ............................................................
Scottish Annuity & Life
  Holdings, Ltd. #                     25,200        346,500
 ............................................................
Stirling Cooke Brown Holdings
  Limited                             123,100      2,138,863
 ............................................................
TIG Holdings, Inc.                     83,100      1,293,244
 ..................................................----------
                                                   9,272,769
------------------------------------------------------------
MACHINERY -- 4.6%
 ............................................................
Denison International PLC ADR #       168,000      2,100,000
 ............................................................
Hawk Corporation Class A #             56,100        469,838
 ..................................................----------
                                                   2,569,838
------------------------------------------------------------
MISCELLANEOUS -- 5.0%
 ............................................................
American Coin Merchandising,
  Inc. #                              347,000      2,038,625
 ............................................................
Mac-Gray Corporation #                 42,200        480,025
 ............................................................
Ralcorp Holdings, Inc. #               17,000        310,250
 ..................................................----------
                                                   2,828,900
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 0.8%
 ............................................................
Abraxas Petroleum Corporation #        99,100        433,562
------------------------------------------------------------
OIL & GAS DRILLING -- 1.4%
 ............................................................
Coho Energy, Inc. #                   134,000        376,875
 ............................................................
Nuevo Energy Company #                 36,000        414,000
 ..................................................----------
                                                     790,875
------------------------------------------------------------
PUBLISHING -- 5.3%
 ............................................................
Playboy Enterprises, Inc. Class
  A #                                  35,500        678,938
 ............................................................
Playboy Enterprises, Inc. #           108,700      2,275,906
 ..................................................----------
                                                   2,954,844
------------------------------------------------------------
RETAIL -- APPAREL -- 3.0%
 ............................................................
Payless ShoeSource, Inc. #             35,200      1,667,600
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Shares         Value
------------------------------------------------------------
RETAIL -- JEWELRY -- 4.2%
 ............................................................
Friedman's, Inc. #                    229,400    $ 2,351,350
------------------------------------------------------------
SOFTWARE -- 4.6%
 ............................................................
Vanstar Corporation #                 278,200      2,573,350
------------------------------------------------------------
TRANSPORTATION -- AIR FREIGHT -- 2.2%
 ............................................................
AirNet Systems, Inc. #                 85,200      1,224,750
------------------------------------------------------------
UTILITY -- ELECTRIC -- 3.0%
 ............................................................
CMP Group Inc.                         89,300      1,685,537
------------------------------------------------------------
Total common stocks (cost $70,116,222)            53,295,644
------------------------------------------------------------

------------------------------------------------------------
                                     Shares         Value
Total investments -- 94.9%
  (cost $70,116,222)                             $53,295,644
 ............................................................
Other assets in excess of
  liabilities -- 5.1%                              2,863,405
 ..................................................----------
                                                 $56,159,049
Total net assets -- 100.0%
------------------------------------------------------------

ADR -- American Depository Receipts.

# -- Non-income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

COMMON STOCKS -- 96.9%              Shares             Value
------------------------------------------------------------
AUSTRALIA -- 3.5%
------------------------------------------------------------
BANKS -- 2.0%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.            4,209,045    $   27,574,899
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Pioneer International, Ltd.      9,988,357        21,138,407
 ...............................................-------------
                                                  48,713,306
Total Australia
------------------------------------------------------------
AUSTRIA -- 0.5%
------------------------------------------------------------
STEEL -- 0.5%
 ............................................................
Boehler -- Uddeholm AG             153,590         7,148,404
 ...............................................-------------
                                                   7,148,404
Total Austria
------------------------------------------------------------
CANADA -- 3.5%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Canadian Imperial Bank of
  Commerce                         705,092        17,443,682
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.2%
 ............................................................
Imasco, Ltd.                       804,800        17,133,437
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
 ............................................................
Nexfor, Inc.                       465,386         1,833,063
------------------------------------------------------------
METALS & MINERALS -- 0.8%
 ............................................................
Noranda, Inc.                    1,067,399        10,597,549
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 0.1%
 ............................................................
Canadian Hunter Exploration
  Ltd. #                           266,850         1,737,303
 ...............................................-------------
                                                  48,745,034
Total Canada
------------------------------------------------------------
FINLAND -- 2.1%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.1%
 ............................................................
Metra OYJ                          336,011         5,836,481
 ............................................................
UPM-Kymmene OYJ                    856,030        23,993,425
 ...............................................-------------
                                                  29,829,906
Total Finland
------------------------------------------------------------
------------------------------------------------------------
                                  Shares          Value
FRANCE -- 9.5%
------------------------------------------------------------
BANKS -- 3.2%
 ............................................................
Banque Nationale de Paris          294,965    $   24,286,328
 ............................................................
Societe Generale                   126,870        20,542,452
 ...............................................-------------
                                                  44,828,780
------------------------------------------------------------
BEVERAGES -- 1.5%
 ............................................................
Pernod Ricard SA                   315,848        20,513,016
------------------------------------------------------------
BUILDING MATERIALS -- 1.6%
 ............................................................
Lafarge SA                         239,177        22,722,635
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.7%
 ............................................................
Societe BIC SA                     173,206         9,606,593
------------------------------------------------------------
OIL -- INTERNATIONAL -- 2.5%
 ............................................................
Elf Aquitaine SA                   171,960        19,874,889
 ............................................................
Total SA                           151,543        15,346,066
 ...............................................-------------
                                                  35,220,955
 ...............................................-------------
                                                 132,891,979
Total France
------------------------------------------------------------
GERMANY -- 6.6%
------------------------------------------------------------
BANKS -- 1.1%
 ............................................................
Commerzbank AG                     502,070        15,876,832
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Dyckerhoff AG                       45,200        12,530,528
 ............................................................
Friedrich Grohe AG                  32,968         8,704,308
 ...............................................-------------
                                                  21,234,836
------------------------------------------------------------
CHEMICALS -- 1.4%
 ............................................................
Bayer AG                           343,116        14,319,474
 ............................................................
SGL Carbon AG                       77,597         4,656,224
 ...............................................-------------
                                                  18,975,698
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.9%
 ............................................................
Buderus AG                          36,315        13,227,071
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.7%
 ............................................................
VEBA AG                            385,012        23,033,417
 ...............................................-------------
                                                  92,347,854
Total Germany
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
HONG KONG -- 5.2%
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 0.5%
 ............................................................
Jardine Matheson Holdings,
  Ltd.                           2,780,600    $    7,173,948
------------------------------------------------------------
METALS & MINING -- 0.3%
 ............................................................
Yanzhou Coal Mining Co., Ltd.
  #                             21,746,000         3,648,987
------------------------------------------------------------
PRINTING & PUBLISHING -- 1.2%
 ............................................................
South China Morning Post
  (Holdings), Ltd.              32,175,000        16,508,413
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 2.2%
 ............................................................
Hang Lung Development Company   12,633,000        13,534,251
 ............................................................
New World Development Co.,
  Ltd.                           7,124,000        17,931,150
 ...............................................-------------
                                                  31,465,401
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.0%
 ............................................................
Swire Pacific Ltd. - Class A     3,071,300        13,756,291
 ...............................................-------------
                                                  72,553,040
Total Hong Kong
------------------------------------------------------------
IRELAND -- 2.7%
------------------------------------------------------------
FOOD PRODUCERS -- 1.1%
 ............................................................
Greencore Group PLC              3,550,900        16,403,414
------------------------------------------------------------
PAPER -- 1.6%
 ............................................................
Jefferson Smurfit Group PLC     12,320,265        22,214,653
 ...............................................-------------
                                                  38,618,067
Total Ireland
------------------------------------------------------------
ITALY -- 3.6%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.6%
 ............................................................
ENI SPA                          3,413,424        22,344,373
------------------------------------------------------------
TELECOMMUNICATIONS -- 2.0%
 ............................................................
Telecom Italia SPA               2,825,900        24,150,720
 ............................................................
Telecom Italia SPA -- RNC          586,000         3,693,900
 ...............................................-------------
                                                  27,844,620
 ...............................................-------------
                                                  50,188,993
Total Italy
------------------------------------------------------------
------------------------------------------------------------
                                  Shares          Value
JAPAN -- 8.3%
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.8%
 ............................................................
Nintendo Co., Ltd.                 263,800    $   25,608,267
------------------------------------------------------------
ELECTRONICS -- 2.7%
 ............................................................
Kyocera Corporation                428,700        22,689,196
 ............................................................
Nichicon Corporation             1,168,000        14,600,013
 ...............................................-------------
                                                  37,289,209
------------------------------------------------------------
FINANCIAL SERVICES -- 2.0%
 ............................................................
Promise Company, Ltd.              541,300        28,216,727
------------------------------------------------------------
LEISURE -- TOYS -- 1.4%
 ............................................................
NAMCO, Ltd.                        963,300        19,385,576
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 0.3%
 ............................................................
Daito Trust Construction Co.,
  Ltd.                             487,019         4,226,880
------------------------------------------------------------
STEEL -- 0.1%
 ............................................................
Yodogawa Steel Works               381,000         1,438,884
 ...............................................-------------
                                                 116,165,543
Total Japan
------------------------------------------------------------
NETHERLANDS -- 9.4%
------------------------------------------------------------
BANKS -- 1.0%
 ............................................................
ABN AMRO Holding N.V               711,820        14,973,833
------------------------------------------------------------
CHEMICALS -- 1.7%
 ............................................................
Akzo Nobel N.V                     519,266        23,644,041
------------------------------------------------------------
ELECTRONICS -- 1.6%
 ............................................................
Koninklijke (Royal) Philips
  Electronics N.V                  329,780        22,128,937
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 3.4%
 ............................................................
Fortis (NL) N.V                    242,471        20,092,552
 ............................................................
ING Groep N.V                      454,936        27,740,960
 ...............................................-------------
                                                  47,833,512
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.5%
 ............................................................
Koninklijke KPN N.V                421,830        21,116,941
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
TRANSPORTATION SERVICES -- 0.2%
 ............................................................
TNT Post Group N.V. #               91,470    $    2,947,133
 ...............................................-------------
                                                 132,644,397
Total Netherlands
------------------------------------------------------------
NORWAY -- 1.5%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ............................................................
Kvaerner PLC -- Class A            315,595         6,213,315
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.1%
 ............................................................
Nycomed Amersham                 2,172,315        15,111,261
 ...............................................-------------
                                                  21,324,576
Total Norway
------------------------------------------------------------
SINGAPORE -- 2.4%
------------------------------------------------------------
COMPUTERS -- 2.4%
 ............................................................
Creative Technology, Ltd. #      2,219,300        33,289,500
 ...............................................-------------
                                                  33,289,500
Total Singapore
------------------------------------------------------------
SPAIN -- 2.4%
------------------------------------------------------------
BANKS -- 1.0%
 ............................................................
Banco Santander SA                 706,740        14,057,630
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
 ............................................................
Telefonica de Espana S.A.          435,543        19,384,907
 ............................................................
Telefonica de Espana S.A. --
  Bonus Rights #                   435,543           387,084
 ...............................................-------------
                                                  19,771,991
 ...............................................-------------
                                                  33,829,621
Total Spain
------------------------------------------------------------
SWEDEN -- 1.6%
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.6%
 ............................................................
Electrolux AB - Class B          1,313,650        22,607,784
 ...............................................-------------
                                                  22,607,784
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 8.6%
------------------------------------------------------------
BUILDING MATERIALS -- 0.5%
 ............................................................
Sarna Kunststoff Holding AG
  "registered"                       5,080         7,304,696
------------------------------------------------------------
FOOD PRODUCERS -- 1.5%
 ............................................................
Nestle SA "registered"               9,872        21,490,557
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
INSURANCE -- 1.6%
 ............................................................
Schweizerische
  Rueckversicherungs-
  Gesellschaft "registered"          8,538    $   22,260,341
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.4%
 ............................................................
SIG Schweizerische
  Industrie - Gesellschaft
  Holding                           21,432        12,639,185
 ............................................................
Sulzer AG "registered"              35,465        21,586,269
 ...............................................-------------
                                                  34,225,454
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.6%
 ............................................................
Novartis AG "registered"            18,211        35,798,835
 ...............................................-------------
                                                 121,079,883
Total Switzerland
------------------------------------------------------------
UNITED KINGDOM -- 25.5%
------------------------------------------------------------
AUTOS -- 0.9%
 ............................................................
Lex Service PLC                  2,006,000        12,750,283
------------------------------------------------------------
BANKS -- 4.3%
 ............................................................
Lloyds TSB Group PLC             2,139,836        30,370,717
 ............................................................
National Westminster Bank PLC    1,535,321        29,582,391
 ...............................................-------------
                                                  59,953,108
------------------------------------------------------------
BUILDING MATERIALS -- 2.3%
 ............................................................
Hanson PLC                       4,012,587        31,730,149
------------------------------------------------------------
CHEMICALS -- 2.9%
 ............................................................
BOC Group PLC                    1,308,479        19,159,094
 ............................................................
Laporte PLC                      2,793,563        21,660,572
 ...............................................-------------
                                                  40,819,666
------------------------------------------------------------
DIVERSIFIED -- 1.3%
 ............................................................
Cookson Group PLC                8,660,100        18,732,329
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.9%
 ............................................................
BTR PLC                          5,819,190        11,909,490
 ............................................................
Tomkins PLC                      6,044,093        28,460,538
 ............................................................
Williams PLC                     2,351,725        13,206,442
 ...............................................-------------
                                                  53,576,470
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.5%
 ............................................................
TI Group PLC                     3,889,706    $   20,985,643
------------------------------------------------------------
FOOD & BEVERAGES -- 1.4%
 ............................................................
Allied Domecq PLC                2,141,964        19,477,260
------------------------------------------------------------
FOOD PRODUCERS -- 0.7%
 ............................................................
Hillsdown Holdings PLC           7,857,187         9,935,877
------------------------------------------------------------
INSURANCE -- 2.9%
 ............................................................
Allied Zurich AG PLC #           1,284,144        19,219,426
 ............................................................
CGU PLC                          1,411,615        22,066,760
 ...............................................-------------
                                                  41,286,186
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.6%
 ............................................................
Medeva PLC                       5,075,970         8,952,626
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 0.9%
 ............................................................
Safeway PLC                      2,502,850        12,483,016
------------------------------------------------------------
TOBACCO -- 0.9%
 ............................................................
B.A.T. Industries PLC            1,393,564        12,370,489
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.0%
 ............................................................
Powergen PLC                     1,080,000        14,232,280
 ...............................................-------------
                                                 357,285,382
Total United Kingdom
 ...............................................-------------
Total common stocks (cost                      1,359,263,269
  $1,262,403,665)
------------------------------------------------------------
SHORT-TERM INVESTMENTS          Principal
-- 3.8%                          Amount          Value
-----------------------------------------------------------
COMMERCIAL
PAPER -- 3.5%
-----------------------------------------------------------
Countrywide Home Loans, Inc.
  5.50%, 1/04/1999             $ 9,000,000   $    8,995,875
 ...........................................................
Finova Capital Corporation
  6.40%, 1/04/1999              40,000,000       39,978,667
 ..............................................
                                              -------------
                                                 48,974,542
-----------------------------------------------------------
CASH EQUIVALENTS -- 0.3%
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              3,852,241        3,852,241
-----------------------------------------------------------
Total short-term investments
  (cost $52,826,783)                             52,826,783
-----------------------------------------------------------
Total investments -- 100.7%
  (cost $1,315,230,448)                       1,412,090,052
 ...........................................................
Liabilities in excess of
  other assets -- (0.7)%                         (9,872,698)
 ..............................................
                                              -------------
Total net assets -- 100.0%                   $1,402,217,354
-----------------------------------------------------------

# Non-income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

       COMMON STOCKS --97.6%           Shares      Value
-----------------------------------------------------------
AUSTRALIA -- 2.4%
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Australia and New Zealand Banking
  Group, Ltd.                          16,940    $  110,980
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 0.8%
 ...........................................................
Reinsurance Australia Corporation,
  Ltd.                                 39,233        60,190
 ..................................................---------
                                                    171,170
Total Australia
-----------------------------------------------------------
CANADA -- 1.0%
-----------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
 ...........................................................
Nexfor, Inc.                           2,361          9,299
-----------------------------------------------------------
METALS & MINERALS -- 0.8%
 ...........................................................
Noranda, Inc.                          5,415         53,762
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 0.1%
 ...........................................................
Canadian Hunter Exploration Ltd. #     1,354          8,814
 ..................................................---------
                                                     71,875
Total Canada
-----------------------------------------------------------
FINLAND -- 0.6%
-----------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.6%
 ...........................................................
Metra OYJ                              2,651         46,048
 ..................................................---------
                                                     46,048
Total Finland
-----------------------------------------------------------
FRANCE -- 5.8%
-----------------------------------------------------------
BANKS -- 2.4%
 ...........................................................
Banque Nationale de Paris                820         67,516
 ...........................................................
Societe Generale                         625        101,198
 ..................................................---------
                                                    168,714
-----------------------------------------------------------
BEVERAGES -- 1.1%
 ...........................................................
Pernod Ricard SA                       1,200         77,935
-----------------------------------------------------------
BUILDING MATERIALS -- 1.6%
 ...........................................................
Lafarge SA                             1,202        114,194
-----------------------------------------------------------
OIL -- INTERNATIONAL -- 0.7%
 ...........................................................
Total SA                                 514         52,050
 ..................................................---------
                                                    412,893
Total France
-----------------------------------------------------------
                                       Shares      Value
-----------------------------------------------------------
GERMANY -- 3.8%
-----------------------------------------------------------
BANKS -- 1.1%
 ...........................................................
Commerzbank AG                         2,500     $   79,057
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.6%
 ...........................................................
VEBA AG                                1,880        112,471
-----------------------------------------------------------
MEDICAL PRODUCTS -- 1.1%
 ...........................................................
Draegerwerk AG                         4,985         80,764
 ..................................................---------
                                                    272,292
Total Germany
-----------------------------------------------------------
HONG KONG -- 4.1%
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Dao Heng Bank Group, Ltd.              38,000       117,473
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 0.5%
 ...........................................................
Jardine Matheson Holdings, Ltd.        14,000        36,120
-----------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.2%
 ...........................................................
New World Development Co., Ltd.        33,000        83,061
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.8%
 ...........................................................
Dickson Concepts International, Ltd.   73,500        56,923
 ..................................................---------
                                                    293,577
Total Hong Kong
-----------------------------------------------------------
IRELAND -- 2.1%
-----------------------------------------------------------
PAPER -- 2.1%
 ...........................................................
Jefferson Smurfit Group PLC            84,440       152,254
 ..................................................---------
                                                    152,254
Total Ireland
-----------------------------------------------------------
ITALY -- 2.9%
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.1%
 ...........................................................
ENI SPA                                12,000        78,552
-----------------------------------------------------------
TELECOMMUNICATIONS -- 1.8%
 ...........................................................
Telecom Italia SPA                     12,300       105,118
 ...........................................................
Telecom Italia SPA -- RNC              3,425         21,590
 ..................................................---------
                                                    126,708
 ..................................................---------
                                                    205,260
Total Italy
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
JAPAN -- 8.7%
-----------------------------------------------------------
AUTO PARTS -- 0.9%
 ...........................................................
NIFCO, Inc.                            8,000     $   64,610
-----------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.6%
 ...........................................................
Nintendo Co., Ltd.                     1,200        116,489
-----------------------------------------------------------
ELECTRONICS -- 3.0%
 ...........................................................
Kyocera Corporation                    2,200        116,436
 ...........................................................
Nichicon Corporation                   8,000        100,000
 ..................................................---------
                                                    216,436
-----------------------------------------------------------
FINANCAL SERVICES -- 1.8%
 ...........................................................
Promise Company, Ltd.                  2,500        130,319
-----------------------------------------------------------
LEISURE/TOYS -- 1.4%
 ...........................................................
NAMCO, Ltd.                            4,900         98,608
 ..................................................---------
                                                    626,462
Total Japan
-----------------------------------------------------------
NETHERLANDS -- 7.6%
-----------------------------------------------------------
BANKS -- 1.1%
 ...........................................................
ABN AMRO Holding N.V.                  3,585         75,414
-----------------------------------------------------------
CHEMICALS -- 1.5%
 ...........................................................
Akzo Nobel N.V.                        2,420        110,191
-----------------------------------------------------------
ELECTRONICS -- 1.4%
 ...........................................................
Koninklijke (Royal) Philips
  Electronics N.V.                     1,460         97,969
-----------------------------------------------------------
INSURANCE -- MULTI-LINE -- 1.9%
 ...........................................................
ING Groep N.V.                         2,255        137,505
-----------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
 ...........................................................
Koninklijke KPN N.V.                   1,300         65,078
-----------------------------------------------------------
TRANSPORTATION -- SERVICES -- 0.8%
 ...........................................................
TNT Post Group N.V. #                  1,845         59,445
 ..................................................---------
                                                    545,602
Total Netherlands
-----------------------------------------------------------
                                       Shares      Value
-----------------------------------------------------------
NEW ZEALAND -- 1.5%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ...........................................................
Fletcher Challenge Building            69,015    $  106,833
 ..................................................---------
                                                    106,833
Total New Zealand
-----------------------------------------------------------
NORWAY -- 0.8%
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.8%
 ...........................................................
Nycomed Amersham                       7,805         54,294
 ..................................................---------
                                                     54,294
Total Norway
-----------------------------------------------------------
SINGAPORE -- 2.3%
-----------------------------------------------------------
COMPUTERS -- 2.3%
 ...........................................................
Creative Technology, Ltd. #            11,200       168,000
 ..................................................---------
                                                    168,000
Total Singapore
-----------------------------------------------------------
SPAIN -- 1.7%
-----------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 ...........................................................
Telefonica de Espana S.A.              2,690        119,725
 ...........................................................
Telefonica de Espana S.A. -- Bonus
  Rights #                             2,690          2,391
 ..................................................---------
                                                    122,116
Total Spain
-----------------------------------------------------------
SWEDEN -- 1.6%
-----------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.6%
 ...........................................................
Electrolux AB -- Class B               6,675        114,876
 ..................................................---------
                                                    114,876
Total Sweden........................
-----------------------------------------------------------
SWITZERLAND -- 7.7%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.4%
 ...........................................................
Forbo Holding AG "registered"            224         97,852
-----------------------------------------------------------
FOOD PRODUCERS -- 1.1%
 ...........................................................
Nestle SA "registered"                    38         82,723
-----------------------------------------------------------
INSURANCE -- 1.6%
 ...........................................................
Schweizerische Rueckversicherungs-
  Gesellschaft "registered"               44        114,717
-----------------------------------------------------------
MACHINERY & EQUIPMENT -- 1.0%
 ...........................................................
SIG Schweizerische
  Industrie-Gesellschaft Holding         126         74,307
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.6%
 ...........................................................
Novartis AG "registered"                  94     $  184,783
 ..................................................---------
                                                    554,382
Total Switzerland
-----------------------------------------------------------
UNITED KINGDOM -- 18.4%
-----------------------------------------------------------
APPAREL & TEXTILES -- 1.0%
 ...........................................................
Coats Viyella PLC                      154,380       69,355
-----------------------------------------------------------
BANKS -- 3.7%
 ...........................................................
Lloyds TSB Group PLC                   8,892        126,204
 ...........................................................
National Westminster Bank PLC          7,150        137,765
 ..................................................---------
                                                    263,969
-----------------------------------------------------------
BUILDING MATERIALS -- 1.8%
 ...........................................................
Hanson PLC                             16,430       129,923
-----------------------------------------------------------
DIVERSIFIED -- 0.8%
 ...........................................................
Cookson Group PLC                      27,000        58,403
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.6%
 ...........................................................
BTR PLC                                20,837        42,645
 ...........................................................
Elementis PLC                          55,010        76,428
 ...........................................................
Tomkins PLC                            29,832       140,474
 ..................................................---------
                                                    259,547
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.2%
 ...........................................................
TI Group PLC                           16,090        86,808
-----------------------------------------------------------
FOOD & BEVERAGES -- 1.4%
 ...........................................................
Allied Domecq PLC                      11,210       101,935
-----------------------------------------------------------
INSURANCE -- 2.6%
 ...........................................................
Allied Zurich AG PLC #                 5,870         87,855
 ...........................................................
CGU PLC                                6,340         99,109
 ..................................................---------
                                                    186,964
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.6%
 ...........................................................
Medeva PLC                             25,878        45,642
-----------------------------------------------------------
TOBACCO -- 0.9%
 ...........................................................
B.A.T. Industries PLC                  7,230         64,180
-----------------------------------------------------------
                                       Shares      Value
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 0.8%
 ...........................................................
Powergen PLC                           4,400     $   57,983
 ..................................................---------
                                                  1,324,709
Total United Kingdom
-----------------------------------------------------------
UNITED STATES -- 24.6%
-----------------------------------------------------------
AEROSPACE -- 1.1%
 ...........................................................
Northrop Grumman Corporation           1,100         80,438
-----------------------------------------------------------
AUTO PARTS -- 1.0%
 ...........................................................
Dana Corporation                       1,800         73,575
-----------------------------------------------------------
AUTOS & TRUCKS -- 1.0%
 ...........................................................
Ford Motor Company                     1,260         73,946
-----------------------------------------------------------
BANKS -- 1.5%
 ...........................................................
Bank One Corporation                   2,106        107,538
-----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.0%
 ...........................................................
Weyerhaeuser Company                   1,450         73,678
-----------------------------------------------------------
CONGLOMERATES -- 1.1%
 ...........................................................
Tenneco, Inc.                          2,400         81,750
-----------------------------------------------------------
FINANCIAL SERVICES -- 1.2%
 ...........................................................
Household International, Inc.          2,210         87,571
-----------------------------------------------------------
INSURANCE -- 1.1%
 ...........................................................
Safeco Corporation                     1,800         77,288
-----------------------------------------------------------
MACHINERY  -- 1.2%
 ...........................................................
New Holland N.V.                       6,220         85,136
-----------------------------------------------------------
METALS & MINING -- 1.0%
 ...........................................................
Alcoa, Inc.                            1,000         74,563
-----------------------------------------------------------
OIL -- DOMESTIC -- 1.9%
 ...........................................................
Occidental Petroleum Corporation       3,400         57,375
 ...........................................................
Phillips Petroleum Company             1,840         78,430
 ..................................................---------
                                                    135,805
-----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.4%
 ...........................................................
Eastman Kodak Company                  1,400        100,800
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
RETAIL -- SPECIALTY APPAREL -- 1.1%
 ...........................................................
The Limited, Inc.                      2,600     $   75,725
-----------------------------------------------------------
SAVINGS & LOANS -- 1.1%
 ...........................................................
Fannie Mae                             1,050         77,700
-----------------------------------------------------------
TOBACCO -- 2.2%
 ...........................................................
Philip Morris Companies, Inc.          2,905        155,418
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 1.8%
 ...........................................................
GPU, Inc.                              1,590         70,258
 ...........................................................
Texas Utilities Company                1,200         56,025
 ..................................................---------
                                                    126,283
-----------------------------------------------------------
UTILITY -- TELEPHONE -- 3.9%
 ...........................................................
AT&T Corporation                       1,300         97,825
 ...........................................................
ALLTEL Corporation                     1,800        107,663
 ...........................................................
GTE Corporation                        1,200         78,000
 ..................................................---------
                                                    283,488
 ..................................................---------
                                                  1,770,702
Total United States
-----------------------------------------------------------
Total common stock--
  (cost $6,838,232)                               7,013,345
-----------------------------------------------------------

                                     Principal
CASH EQUIVALENTS -- 1.2%              Amount       Value
-----------------------------------------------------------
Chase Bank Domestic Liquidity Fund
  (cost $89,741)                     $ 89,741    $   89,741
-----------------------------------------------------------
Total investments -- 98.8%
  (cost $6,927,973)                               7,103,086
 ...........................................................
Other assets in excess of
  liabilities -- 1.2%                                83,568
 ..................................................
                                                  ---------
Total net assets -- 100.0%                       $7,186,654
-----------------------------------------------------------

# Non-income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

COMMON STOCKS -- 44.0%                Shares      Value
----------------------------------------------------------
AEROSPACE -- 2.4%
 ..........................................................
Lockheed Martin Corporation            8,800   $   745,800
 ..........................................................
Northrop Grumman Corporation          17,000     1,243,125
 ..........................................................
Rockwell International Corporation    11,400       553,613
 ................................................----------
                                                 2,542,538
----------------------------------------------------------
APPAREL & TEXTILES -- 0.3%
 ..........................................................
Russell Corporation                   17,500       355,469
----------------------------------------------------------
AUTO PARTS -- 0.9%
 ..........................................................
Dana Corporation                      17,300       707,137
 ..........................................................
Meritor Automotive, Inc.                   1            21
 ..........................................................
TRW Inc.                               4,300       241,606
 ................................................----------
                                                   948,764
----------------------------------------------------------
AUTOS & TRUCKS -- 2.8%
 ..........................................................
Ford Motor Company                    26,000     1,525,875
 ..........................................................
General Motors Corporation            21,300     1,524,281
 ................................................----------
                                                 3,050,156
----------------------------------------------------------
BANKS -- 2.4%
 ..........................................................
Bank One Corporation                  20,176     1,030,237
 ..........................................................
First Union Corporation               13,700       833,131
 ..........................................................
Washington Mutual, Inc.               17,500       668,281
 ................................................----------
                                                 2,531,649
----------------------------------------------------------
BEVERAGES -- 0.7%
 ..........................................................
Anheuser-Busch Companies, Inc.        11,400       748,125
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.3%
 ..........................................................
Georgia-Pacific (Timber Group)        14,500       345,281
 ..........................................................
Weyerhaeuser Company                  19,900     1,011,169
 ................................................----------
                                                 1,356,450
----------------------------------------------------------
                                      Shares      Value
----------------------------------------------------------
CHEMICALS -- 1.3%
 ..........................................................
The Dow Chemical Company               9,000   $   818,437
 ..........................................................
Eastman Chemical Company              10,800       483,300
 ..........................................................
Millennium Chemicals, Inc.             2,042        40,585
 ................................................----------
                                                 1,342,322
----------------------------------------------------------
CONGLOMERATES -- 0.9%
 ..........................................................
Tenneco, Inc.                         29,200       994,625
----------------------------------------------------------
CONSUMER PRODUCTS -- 0.2%
 ..........................................................
Tupperware Corporation                13,400       220,263
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.5%
 ..........................................................
Harsco Corporation                    15,800       480,913
----------------------------------------------------------
FINANCIAL SERVICES -- 1.1%
 ..........................................................
Associates First Capital
  Corporation -- Class A               5,600       237,300
 ..........................................................
Household International, Inc.         13,000       515,125
 ..........................................................
Transamerica Corporation               3,400       392,700
 ................................................----------
                                                 1,145,125
----------------------------------------------------------
HEALTHCARE -- DRUGS -- 0.2%
 ..........................................................
American Home Products Corporation       800        45,050
 ..........................................................
Bristol Myers Squibb Company           1,500       200,719
 ................................................----------
                                                   245,769
----------------------------------------------------------
HEALTHCARE -- MEDICAL PRODUCTS -- 0.2%
 ..........................................................
Baxter International, Inc.             2,600       167,212
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.8%
 ..........................................................
Whirlpool Corporation                 15,400       852,775
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
INSURANCE -- 3.2%
 ..........................................................
American General Corporation           9,300   $   725,400
 ..........................................................
Harleysville Group, Inc.              17,000       438,813
 ..........................................................
Lincoln National Corporation           7,000       572,687
 ..........................................................
Safeco Corporation                    17,000       729,938
 ..........................................................
St. Paul Companies, Inc.              16,200       562,950
 ..........................................................
TIG Holdings, Inc.                    27,800       432,637
 ..................... ......................    ----------
                                                 3,462,425
----------------------------------------------------------
LEISURE/TOYS -- 0.4%
 ..........................................................
Fortune Brands, Inc.                  15,200       480,700
----------------------------------------------------------
MACHINERY -- 0.8%
 ..........................................................
Deere & Company                        1,400        46,375
 ..........................................................
New Holland N.V                       55,500       759,656
 ..................... ......................    ----------
                                                   806,031
----------------------------------------------------------
METALS & MINING -- 1.9%
 ..........................................................
Alcoa, Inc.                           12,300       917,119
 ..........................................................
Phelps Dodge Corporation               9,700       493,487
 ..........................................................
Reynolds Metals Company               12,100       637,519
 ..................... ......................    ----------
                                                 2,048,125
----------------------------------------------------------
OIL-DOMESTIC -- 2.9%
 ..........................................................
Atlantic Richfield Company             7,000       456,750
 ..........................................................
Occidental Petroleum Corporation      30,900       521,438
 ..........................................................
Phillips Petroleum Company            26,000     1,108,250
 ..........................................................
Texaco Inc.                            1,300        68,738
 ..........................................................
USX-Marathon Group, Inc.              18,600       560,325
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                         16,700       404,975
 ..................... ......................    ----------
                                                 3,120,476
----------------------------------------------------------

                                      Shares      Value
----------------------------------------------------------
PAPER -- 1.7%
 ..........................................................
Georgia-Pacific Group                  8,600   $   503,637
 ..........................................................
International Paper Company           15,200       681,150
 ..........................................................
Union Camp Corporation                10,100       681,750
 ..................... ......................    ----------
                                                 1,866,537
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.7%
 ..........................................................
Eastman Kodak Company                 10,400       748,800
----------------------------------------------------------
POLLUTION CONTROL -- 0.9%
 ..........................................................
Browning-Ferris Industries, Inc.      13,300       378,219
 ..........................................................
Waste Management, Inc.                12,300       573,488
 ..................... ......................    ----------
                                                   951,707
----------------------------------------------------------
RAILROADS -- 1.1%
 ..........................................................
CSX Corporation                        9,700       402,550
 ..........................................................
Norfolk Southern Corporation          26,000       823,875
 ..................... ......................    ----------
                                                 1,226,425
----------------------------------------------------------
RETAIL -- 1.6%
 ..........................................................
Intimate Brands, Inc.                 12,500       373,437
 ..........................................................
J.C. Penney Company, Inc.              9,400       440,625
 ..........................................................
May Department Stores Company          9,000       543,375
 ..........................................................
Sears, Roebuck & Company               9,500       403,750
 ..................... ......................    ----------
                                                 1,761,187
----------------------------------------------------------
SAVINGS & LOAN -- 1.0%
 ..........................................................
Fannie Mae                            15,000     1,110,000
----------------------------------------------------------
STEEL -- 0.7%
 ..........................................................
USX-U.S. Steel Group, Inc.            33,700       775,100
----------------------------------------------------------
TOBACCO -- 2.0%
 ..........................................................
Philip Morris Companies, Inc.         39,700     2,123,950
----------------------------------------------------------
TRUCKING -- 0.1%
 ..........................................................
Ryder System, Inc.                     5,300       137,800
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
UTILITY-ELECTRIC -- 5.5%
 ..........................................................
CMS Energy Corporation                 6,400   $   310,000
 ..........................................................
Central & South West Corporation      16,600       455,462
 ..........................................................
DTE Energy Company                    13,800       591,675
 ..........................................................
Edison International                  22,400       624,400
 ..........................................................
Entergy Corporation                    8,900       277,012
 ..........................................................
GPU, Inc.                              6,700       296,056
 ..........................................................
Illinova Corporation                  30,300       757,500
 ..........................................................
PECO Energy Company                   16,100       670,162
 ..........................................................
P P & L Resources, Inc.               11,500       320,562
 ..........................................................
PacifiCorp                            14,400       303,300
 ..........................................................
Public Service Enterprises Group,
  Inc.                                 8,100       324,000
 ..........................................................
SCANA Corporation                     16,600       535,350
 ..........................................................
Texas Utilities Company                6,300       294,131
 ..........................................................
USEC, Inc.                             7,940       110,217
 ..................... ......................    ----------
                                                 5,869,827
----------------------------------------------------------
UTILITY -- GAS PIPELINE -- 0.2%
 ..........................................................
Peoples Energy Corporation             5,000       199,375
----------------------------------------------------------
UTILITY -- TELEPHONE -- 3.3%
 ..........................................................
AT&T Corporation                      13,300     1,000,825
 ..........................................................
ALLTEL Corporation                    11,200       669,900
 ..........................................................
Bell Atlantic Corporation             14,500       768,500
 ..........................................................
GTE Corporation                        4,500       292,500
 ..........................................................
SBC Communications, Inc.              14,900       799,012
 ..................... ......................    ----------
                                                 3,530,737
----------------------------------------------------------
Total common stocks (cost
  $41,201,351)                                  47,201,357
----------------------------------------------------------

CORPORATE BONDS                   Principal
-- 16.2%                           Amount         Value
----------------------------------------------------------
BANKS -- 1.4%
 ..........................................................
MBNA Corporation, 5.5693%,
  6/17/2002 #                    $ 1,500,000   $ 1,490,805
----------------------------------------------------------
EUROBANKS -- 5.5%
 ..........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 5.9760%,
  12/29/2049 #                     2,500,000     2,478,750
 ..........................................................
Nordbanken, CLB 10/25/2001
  (Acquired 12/11/1996, cost
  $1,993,795), 5.8092%,
  10/29/2049 #, r                  2,000,000     1,945,982
 ..........................................................
Okobank, CLB 9/09/2002,
  5.7386%, 9/29/2049 #             1,500,000     1,502,466
 ..................... ......................    ----------
                                                 5,927,198
----------------------------------------------------------
FINANCIAL SERVICES -- 3.4%
 ..........................................................
Countrywide Home Loans, Inc.,
  6.84%, 10/22/2004                2,500,000     2,568,325
 ..........................................................
Florida Windstorm (Acquired
  7/31/1997, cost $998,928),
  6.85%, 8/25/2007 r               1,000,000     1,042,287
 ..................... ......................    ----------
                                                 3,610,612
----------------------------------------------------------
INDUSTRIAL -- 1.9%
 ..........................................................
Rite Aid Corp. (Acquired
  12/16/1998, cost $747,645),
  6.00%, CLB 12/15/2005 r            750,000       753,354
 ..........................................................
Safeway Inc., 6.50%, CLB
  11/15/2008                       1,200,000     1,246,015
 ..................... ......................    ----------
                                                 1,999,369
----------------------------------------------------------
PAPER -- 1.7%
 ..........................................................
Fort Howard Corporation,
  11.00%, CLB 1/02/2002            1,821,781     1,819,344
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                  Principal
                                   Amount         Value
----------------------------------------------------------
TRANSPORTATION -- 2.3%
 ..........................................................
Delta Air Lines ETC:
  9.90%, CLB 1/02/2002           $   150,000   $   163,710
  10.50%, 4/30/2016                  750,000       975,694
 ..........................................................
Northwest Airlines, Inc.,
  11.30%, CLB 12/21/2012           1,063,815     1,325,699
 ..................... ......................    ----------
                                                 2,465,103
----------------------------------------------------------
Total corporate bonds (cost
  $17,293,669)                                  17,312,431
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 14.0%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.9%
 ..........................................................
Federal Home Loan Mortgage
  Corporation,
  1189 K, 10.6013%, CLB
  1/15/2021 #                        356,304       360,076
 ..........................................................
  2067 PD, 6.50%, CLB 9/15/2026    2,900,000     2,954,562
 ..........................................................
  6.00%, 12/01/2028 '              3,000,000     2,966,892
 ..........................................................
Federal National Mortgage
  Association:
  1993-46 SG, 8.0499%,
    7/25/2022 #                      571,758       571,301
 ..........................................................
  G93-31 SD, 10.8610%,
    12/25/2022 #                      50,976        50,934
 ..........................................................
  1998-34 ZE, 6.50%, 6/18/2028       690,261       688,397
 ..........................................................
  6.00%, 1/25/2029 '               3,000,000     2,965,017
 ..................... ......................    ----------
                                                10,557,179
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 2.5%
 ..........................................................
Government National Mortgage
  Association,
  8404, 6.625%, 9/20/2018 #          858,558       877,957
 ..........................................................
  8919, 6.875%, 2/20/2022 #        1,002,554     1,025,583
 ..........................................................
  8247, 6.625%, 7/20/2023 #          802,951       820,118
 ..................... ......................    ----------
                                                 2,723,658
----------------------------------------------------------

                                  Principal
                                   Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.6%
 ..........................................................
Federal National Mortgage
  Association:
  0.00%, 10/09/2019              $ 3,025,000   $   908,250
 ..........................................................
  1994-53 E (PO), 0.00%,
    11/25/2023                       889,671       857,800
 ..................... ......................    ----------
                                                 1,766,050
----------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $14,881,373)                            15,046,887
----------------------------------------------------------

NON-AGENCY MORTGAGE-
BACKED SECURITIES
-- 15.4%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 9.7%
 ............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, CLB
  8/15/2018                         1,750,000      1,784,414
 ............................................................
GREAT 1998-1 A1 (Acquired
  7/02/1998, cost $1,129,745)
  7.33%, 9/15/2007 r                1,129,745        790,821
 ............................................................
Green Tree Financial
  Corporation, 1996-5 B2,
  8.45%, CLB 7/15/2027              1,549,754      1,471,298
 ............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $1,399,872), 1998-1A A,
  6.125%, CLB 1/20/2007 r           1,400,000      1,399,923
 ............................................................
IMC Home Equity Loan Trust,
  1996-4 A4, 7.11%, CLB
  8/25/2014                         1,250,000      1,273,894
 ............................................................
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%, CLB
    3/04/2020                       1,000,000      1,121,685
 ............................................................
  1998-D6 A1B, 6.59%, CLB
    3/17/2028                       2,500,000      2,608,763
 ...................... ......................     ----------
                                                  10,450,798
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                   Principal
                                    Amount          Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.5%
 ............................................................
GE Capital Mortgage Services,
  Inc., 1995-8 A5, 7.50%, CLB
  10/25/2025                      $        29    $        29
 ............................................................
Independent National Mortgage
  Corporation, 1996-D A2,
  7.00%, CLB 5/25/2026                164,363        164,571
 ............................................................
  1996-E A5, 7.00%, CLB
    5/25/2026                       1,635,498      1,646,390
 ............................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11,
  Class Z, 7.50%, CLB 6/25/2026     1,902,183      1,952,277
 ...................... ......................     ----------
                                                   3,763,267
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.2%
 ............................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.437%, CLB
  4/19/2015 #                      22,103,081      1,678,464
 ............................................................
Donaldson, Lufkin & Jenrette
  (Acquired 4/25/1997, cost
  $700,049), 1997-CF1 VS (IO),
  1.0923%, CLB 5/15/2030 # r       11,790,550        641,111
 ...................... ......................     ----------
                                                   2,319,575
------------------------------------------------------------
Total non-agency
  mortgage-backed securities
  (cost $16,835,685)                              16,533,640
------------------------------------------------------------

PREFERRED STOCKS
-- 0.9%                            Shares
----------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, Cost
  $1,000,000) r                        1,000       950,000
----------------------------------------------------------

U.S. TREASURY OBLIGATIONS         Principal
-- 8.7%                            Amount         Value
-----------------------------------------------------------
U.S. Treasury Bonds:
  6.25%, 2/28/2002 "             $   950,000   $    993,400
 ...........................................................
U.S. Treasury Notes:
  7.25%, 5/15/2004                   350,000        392,328
 ...........................................................
  6.50%, 10/15/2006 "              3,400,000      3,775,064
 ...........................................................
  6.625%, 5/15/2007 "              1,975,000      2,222,265
 ..................... ......................    -----------
                                                  6,389,657
-----------------------------------------------------------
U.S. Treasury Strips:
 ...........................................................
  0.00%, 2/15/2009                 3,150,000      1,902,143
-----------------------------------------------------------
Total U.S. Treasury obligations
  (cost $9,265,520)                               9,285,200
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
-----------------------------------------------------------
VARIABLE RATE DEMAND
  NOTES* -- 1.5%
 ...........................................................
General Mills, Inc., 5.2337%         668,420        668,420
 ...........................................................
Pitney Bowes, Inc., 5.2337%          325,596        325,596
 ...........................................................
Sara Lee, Corp., 5.2287%             258,674        258,674
 ...........................................................
Warner-Lambert Co., 5.1760%          323,374        323,374
 ..................... ......................    -----------
Total short-term investments                      1,576,064
  (cost $1,576,064)
-----------------------------------------------------------
Total investments -- 100.7%
  (cost $102,053,662)                           107,905,579
 ...........................................................
Liabilities in excess of other
  assets -- (0.7)%                                 (728,485)
 ..................... ......................    -----------
                                               $107,177,094
Total net assets -- 100.0%
-----------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

' -- When-issued security.

" -- Security segregated as collateral to cover when-issued security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

       CORPORATE BONDS AND           Principal
          NOTES -- 22.2%              Amount         Value
-------------------------------------------------------------
BANKS -- 1.8%
The Hertz Corporation, 6.625%,
  5/15/2008                         $ 1,000,000   $ 1,040,114
 .............................................................
MBNA Corporation, 5.5693%,
  6/17/2002 #                           500,000       496,935
 ...................................................
                                                   ----------
                                                    1,537,049
-------------------------------------------------------------
EUROBANKS -- 2.3%
 .............................................................
Nordbanken, CLB 9/27/2001
  5.95%, 9/29/2049 #                  1,300,000     1,284,608
 .............................................................
Svenska Hndls Banken, CLB
  3/03/2002 5.7767%, 3/29/2049          700,000       684,565
 ...................................................
                                                   ----------
                                                    1,969,173
-------------------------------------------------------------
FINANCIAL SERVICES -- 5.9%
 .............................................................
Associates Corp., NA
  5.75%, 11/01/2003                   1,400,000     1,411,469
 .............................................................
AT & T Capital Corp.
  4.53%, 10/24/2000                     500,000       497,447
 .............................................................
Countrywide Home Loans, Inc.,
  5.7528%, 3/16/2005 #                  450,000       446,940
 .............................................................
General Motors Acceptance Corp.,
  8.25%, 3/01/2005                      750,000       852,165
 .............................................................
Lehman Brothers Holdings,
  6.20%, 1/15/2002                    1,900,000     1,886,383
 ...................................................
                                                   ----------
                                                    5,094,404
-------------------------------------------------------------
INDUSTRIAL  -- 8.4%
 .............................................................
Fred Meyer Inc., 7.375%, CLB
  3/01/2005                             750,000       795,156
 .............................................................
Kroger Co., 6.80%, CLB 12/15/2018     1,500,000     1,502,421
 .............................................................
Petroleos Mexicanos (Acquired
  11/19/1998, cost $800,000),
  9.375%, 12/02/2008 r                  800,000       796,000
 .............................................................

-------------------------------------------------------------
                                     Principal
                                      Amount         Value
Rite Aid Corp. (Acquired
  12/16/1998, cost $1,246,075),
  6.00%, CLB 12/15/2005 r           $ 1,250,000   $ 1,255,590
 .............................................................
Safeway Inc., 6.50%, CLB
  11/15/2008                          1,600,000     1,661,354
 .............................................................
USA Networks Inc. (Acquired
  11/18/1998, cost $995,200),
  6.75%, 11/15/2005 r                 1,000,000     1,005,103
 .............................................................
Westinghouse Electric Corporation,
  8.93%, 6/22/1999                      250,000       253,168
 ...................................................
                                                   ----------
                                                    7,268,792
-------------------------------------------------------------
OIL & GAS (DOMESTIC) -- 0.5%
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%, 7/15/2002         400,000       458,436
-------------------------------------------------------------
SAVINGS & LOAN -- 0.5%
 .............................................................
Western Financial Savings, CLB
  7/1/2000, 8.50%, 7/01/2003            500,000       411,665
-------------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 .............................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                    600,000       653,278
 .............................................................
Worldcom, Inc., CLB 1/15/2001,
  8.875%, 1/15/2006                     775,000       844,659
 ...................................................
                                                   ----------
                                                    1,497,937
-------------------------------------------------------------
TRANSPORTATION -- 1.1%
 .............................................................
Delta Air Lines ETC: 9.90%, CLB
  1/02/2002                             250,000       272,849
 .............................................................
  10.50%, 4/30/2016                     500,000       650,462
 ...................................................
                                                   ----------
                                                      923,311
-------------------------------------------------------------
Total corporate bonds and notes
  (cost $16,499,848)                               19,160,767
-------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

GOVERNMENT AGENCY MORTGAGE-BACKED    Principal
SECURITIES -- 20.6%                   Amount         Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.2%
 .............................................................
Federal Home Loan Mortgage
  Corporation:
  1564 SE, 8.6860%, CLB
    8/15/2008 #                     $   250,788   $   251,521
 .............................................................
  1261 J, 8.00%, CLB 7/15/2021          676,129       699,203
 .............................................................
  1573 GC, 10.5900%,
    CLB 1/15/2023 #                   1,094,171     1,118,237
 .............................................................
  1468 S, 12.3270%, CLB
    2/15/2023 #                         449,224       454,639
 .............................................................
  2067 PD, 6.50%, CLB 9/15/2026       1,200,000     1,222,577
 .............................................................
  6.00%, 12/15/2028 '                 4,000,000     3,955,856
 .............................................................
  2118 Z, 6.50%, 1/15/2029              818,000       792,949
 .............................................................
Federal National Mortgage
  Association:
  1993-46 SG, 7.3500%, 7/25/2022 #      980,552       979,767
 .............................................................
  1993-37 SB, 7.1020%, 3/25/2023 #      224,549       224,358
 .............................................................
  1993-54 SD, 7.3500%, 4/25/2023 #      319,797       317,406
 .............................................................
  1993-G27 SB, 6.9043%, 8/25/2023
    #                                    89,277        86,485
 .............................................................
  1996-63 SC, 10.6890%, 1/18/2027
    #                                       685           686
 .............................................................
  1998-48 ZN, 6.50%, 8/25/2028          320,086       319,333
 .............................................................
  1998-51 Z, 6.50%, 9/25/2028           334,768       329,956
 .............................................................
  6.00%, 1/25/2029 '                  4,250,000     4,200,441
-------------------------------------------------------------
Government National Mortgage
  Association, 1997-7 SB,
  16.8670%, CLB 5/16/2027 #             812,807       837,797
 ..................................................
                                                   ----------
                                                   15,791,211
-------------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.5%
 .............................................................
Government National Mortgage
  Association, 8247, 6.625%,
  7/20/2023 #                           401,475       410,059
-------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.9%
 .............................................................
Federal National Mortgage
  Association:
  0.00% (PO), 10/09/2019                400,000       120,099
 .............................................................
  0.00% (PO), 9/25/2023                 571,654       548,118
 .............................................................

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
  0.00% (PO), 5/18/2027             $   969,190   $   953,230
 .............................................................
  1998-48 CI (IO), 6.50%,
    8/25/2028                           219,944        20,367
 ..................................................
                                                   ----------
                                                    1,641,814
-------------------------------------------------------------
Total government agency mortgage-
  backed securities (cost
  $17,377,325)                                     17,843,084
-------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 18.2%
-------------------------------------------------------------
ASSET BACKED SECURITIES -- 13.7%
 .............................................................
Associates Manufactured Housing
  Pass-Through Certificates,
  1996-2 A4, 6.60%, CLB 6/15/2027       500,000       510,342
 .............................................................
Commercial Financial Services
  Securitized Multiple Asset Rated
  Trust (Acquired 9/24/1997, cost
  $363,529), 1997-5 A1, 7.72%,
  6/15/2005 r                           363,529       254,470
 .............................................................
Commercial Mortgage Acceptance
  Corporation (Acquired 3/13/1998,
  cost $291,373), 1996-C2 A2,
  7.0139%, CLB 9/15/2023 r              288,176       292,152
 .............................................................
CPS Auto Trust, 1998-1 A, 6.00%,
  CLB 8/15/2003                         414,185       418,407
 .............................................................
The C.S. First Boston Mortgage
  Securities Corp. Commercial
  Mortgage Pass-Through
  Certificates, Series, 1998-C1
  A1B, 6.48%, 5/17/2008                 750,000       776,479
 .............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, CLB 8/15/2018       600,000       611,799
 .............................................................
Firstplus Home Loan Trust, 1996-2
  A4, 7.35%, CLB 10/20/2009             499,852       500,059
 .............................................................
GREAT (Acquired 7/02/1998, cost
  $2,766,722), 1998-1 A1 7.33%,
  9/15/2007 r                           161,392       112,974
 .............................................................

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
Green Tree Financial Corporation:
  1995-4 A4, 6.75%, CLB 7/15/2025   $   400,000   $   404,410
 .............................................................
  1996-5 B2, 8.45%, CLB 7/15/2027       749,881       711,918
 .............................................................
Green Tree Recreational, Equipment
  & Consumer Trust, 1996-B CTFS,
  7.70%, CLB 7/15/2018                  450,000       434,250
 .............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $499,954), 1998-1A A, 6.125%,
  CLB 1/20/2007 r                       500,000       499,972
 .............................................................
Home Loan Owner Trust (Acquired
  8/20/1998, cost $801,500), 1998-
  1A A2, 6.29%, CLB 7/15/2011 r         800,000       800,250
 .............................................................
IMC Home Equity Loan Trust, 1996-4
  A4, 7.11%, CLB 8/25/2014              750,000       764,336
 .............................................................
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%, CLB
    3/04/2020                           750,000       841,264
 .............................................................
  1998-D6 A1B, 6.59%, CLB
    3/15/2030                           850,000       886,979
 .............................................................
Resolution Trust Corporation,
  1994-C2 G, 8.00%, CLB 4/25/2025       526,728       540,099
 .............................................................
  1994-C1 E, 8.00%, CLB 6/25/2026       998,020       988,040
 .............................................................
The Ugly Duckling Auto Grantor
  Trust (Acquired 12/18/1998, cost
  $7,255,311), 1998-D A, 5.90%,
  5/15/2003 r                         1,500,000     1,499,062
 ...................................................
                                                   ----------
                                                   11,847,262
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%
 .............................................................
Blackrock Capital Finance L.P
  (Acquired 6/23/1997, cost
  $221,538), 1997-R2 AP, 1.4390%,
  10/25/2035 # r                        222,896       230,697
 .............................................................
CMC Securities Corporation, 1994-G
  A4, 7.00%, CLB 9/25/2024              200,000       203,920
 .............................................................
Citicorp Mortgage Securities,
  Inc., 1997-3 A2, 6.92%, CLB
  8/25/2027                             195,107       195,859
 .............................................................

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
Collateralized Mortgage
  Obligations Trust, 57 D, 9.90%,
  CLB 2/01/2019                     $   319,965   $   335,764
 .............................................................
GE Capital Mortgage Services,
  Inc., 1994-24 A4, 7.00%,
  7/25/2024                             169,843       173,055
 .............................................................
Housing Securities, Inc.:
  (Acquired 3/03/1995, cost
    $303,411), 1994-1 AB2, 6.50%,
    CLB 3/25/2009 r                     459,714       384,459
 .............................................................
  (Acquired 1/19/1995, cost
    $176,800), 1994-2 B1, 6.50%,
    CLB 7/25/2009 r                     234,951       217,542
 .............................................................
ICI Funding Corporation Secured
  Assets Corporation, 1997-2 1A4,
  7.60%, CLB 7/25/2028                  750,000       753,174
 .............................................................
Independent National Mortgage
  Corporation, 1995-F A5, 8.25%,
  CLB 5/25/2010                         750,000       770,632
 .............................................................
Ocwen Residential MBS Corp.
  (Acquired 6/18/1998, cost
  $675,258), 1998-R2 AP, 4.9730%,
  CLB 11/25/2034 r #                    676,103       679,530
 ...................................................
                                                   ----------
                                                    3,944,632
-------------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $18,421,712)                    15,791,894
-------------------------------------------------------------
PREFERRED STOCK  -- 0.5%                 Shares
-------------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, cost
  $500,000) r                               500       475,000
-------------------------------------------------------------
                                      Principal
U.S. TREASURY OBLIGATIONS -- 35.5%       Amount
-------------------------------------------------------------
U.S. Treasury Bonds:
  6.375%, 8/15/2027                 $ 4,050,000     4,658,768
 .............................................................
U.S. Treasury Notes:
  7.25%, 8/15/2004 "                  3,750,000     4,218,750
 .............................................................
  6.625%, 5/15/2007 "                 4,075,000     4,584,375
 .............................................................
  4.75%, 11/15/2008                   2,500,000     2,520,313
 .............................................................



                      See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
U.S. Treasury Strips:
0.00%, 2/15/2009                    $24,400,000   $14,734,062
-------------------------------------------------------------
Total U.S. Treasury obligations
  (cost $30,538,340)                               30,716,268
-------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.6%
-------------------------------------------------------------
DISCOUNT NOTES--12.2%
 .............................................................
Finova Capital Corp., 6.40%,
  1/04/1999                           4,000,000     3,997,867
 .............................................................
Novartis AG, 5.50%, 1/08/1999         3,700,000     3,696,043
 .............................................................
Safeway Inc., 5.97%, 1/08/1999        2,900,000     2,896,634
 ...................................................
                                                   ----------
Total discount notes                               10,590,544
-------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*--0.4%
 .............................................................
General Mills, Inc., 5.2337%            230,673       230,673
 .............................................................
Pitney Bowes, Inc., 5.2337%              37,405        37,405
 .............................................................
Sara Lee Corp., 5.2287%                  12,229        12,229
 .............................................................
Warner-Lambert Co., 5.176%               68,058        68,058
 ................ .................
                                                   ----------
Total variable rate demand notes
  (cost $348,365)                                     348,365
-------------------------------------------------------------

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
Total short term investments (cost
  $10,938,909)                                    $10,938,909
-------------------------------------------------------------
Total investments -- 109.6%
  (cost $94,276,134)                               94,925,922
 .............................................................
Liabilities in excess of other
  assets -- (9.6%)                                 (8,317,414)
 ...................................................
                                                   ----------
Total net assets -- 100.0%                        $86,608,508
-------------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

'  -- When-issued security.

" -- Security segregated as collateral to cover when-issued security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND


CORPORATE BONDS                  Principal
AND NOTES -- 22.8%                Amount         Value
----------------------------------------------------------
BANKS -- 0.8%
 ..........................................................
MBNA Corporation, 5.5693%,
  6/17/2002 #                   $ 1,125,000   $  1,118,104
 ..........................................................
MBNA Global Capital
  Securities, CLB 2/01/2007,
  6.0193%, 2/01/2027 #            2,000,000      1,847,824
 ...............................................-----------
                                                 2,965,928
----------------------------------------------------------
EUROBANKS -- 6.1%
 ..........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 5.9760%,
  12/29/2049 #                    5,750,000      5,701,125
 ..........................................................
Nordbanken, CLB 10/25/2001,
  5.8092%, 10/29/2049 #           6,680,000      6,499,580
 ..........................................................
Okobank, CLB 9/09/2002:
  5.7385%, 9/29/2049 #            2,750,000      2,754,521
  6.7937%, 10/29/2049 #           2,000,000      1,991,900
 ..........................................................
Skandinavinska Enskilda
  Banken, CLB 6/28/2003,
  6.25%, 6/29/2049 #              3,500,000      3,446,195
 ..........................................................
Svenska Handls Banken, CLB
  3/03/2002, 5.7767%,
  3/29/2049 #                     3,250,000      3,178,338
 ...............................................-----------
                                                23,571,659
----------------------------------------------------------
FINANCIAL SERVICES -- 5.0%
 ..........................................................
AT & T Capital Corp., 4.53%,
  10/24/2000 #                    2,750,000      2,735,959
 ..........................................................
Countrywide Home Loans, Inc.,
  5.7528%, 3/16/2005 #            5,000,000      4,966,005
 ..........................................................
Florida Windstorm (Acquired
  7/31/1997, cost $3,496,092),
  6.85%, 8/25/2007 r              3,500,000      3,648,004
 ..........................................................
General Motors Acceptance
  Corporation, 8.25%,
  3/01/2005                         500,000        568,110
 ..........................................................
Lehman Brothers Holdings,
  6.20%, 1/15/2002                7,500,000      7,446,247
 ...............................................-----------
                                                19,364,325
----------------------------------------------------------
                                 Principal
                                  Amount         Value
----------------------------------------------------------
INDUSTRIAL -- 5.0%
 ..........................................................
Fred Meyer Inc., CLB, 7.375%,
  3/01/2005                     $ 3,150,000   $  3,339,655
 ..........................................................
Petroleos Mexicanos (Acquired
  11/19/1998, cost
  $1,150,000), 9.375%,
  12/02/2008 r                    1,150,000      1,144,250
 ..........................................................
Rite Aid Corp., (Acquired
  12/16/98, cost $3,943,167),
  5.50%, 12/15/2000 r             3,950,000      3,935,338
  6.70%, 12/15/2001               4,200,000      4,313,828
 ..........................................................
Safeway Inc., 5.875%,
  11/15/2001                      5,000,000      5,017,435
 ..........................................................
USA Networks Inc. (Acquired
  11/18/1998, cost
  $1,691,840), 6.75%,
  11/15/2005 r                    1,700,000      1,708,675
 ...............................................-----------
                                                19,459,181
----------------------------------------------------------
MISCELLANEOUS -- 1.1%
 ..........................................................
URSA Major Rated Limited
  (Acquired 1/28/1998, cost
  $3,961,137), 5.90%,
  1/06/2003 r                     4,000,000      4,074,472
----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 1.4%
 ..........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.8750%,
  7/15/2002                       4,636,000      5,313,269
----------------------------------------------------------
PAPER -- 0.7%
 ..........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002               2,686,498      2,682,903
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
TELECOMMUNICATIONS --  2.7%
 ..........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                     $ 5,150,000   $  5,538,578
 ..........................................................
TKR Cable, Inc., CLB
  10/30/1999, 10.50%,
  10/30/2007                      4,675,000      5,090,121
 ...............................................-----------
                                                10,628,699
----------------------------------------------------------
Total corporate bonds and
  notes (cost $88,266,045)                      88,060,436
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 18.4%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.1%
 ..........................................................
Federal Home Loan Mortgage Corporation:
  1267 O, 7.25%, 12/15/2005           7,906          7,905
 ..........................................................
  1564 SB, 11.8520%, 8/15/2008
    #                             1,639,099      1,666,563
 ..........................................................
  1336 H, 7.75%, 1/15/2021          330,575        334,829
 ..........................................................
  1543 KE, 9.7912%, 9/15/2022
    #                               266,193        266,270
 ..........................................................
  1477 P, 10.0540%, 3/15/2023
    #                             1,968,078      1,988,412
 ..........................................................
  1617 D, 6.50%, 11/15/2023          71,000         68,300
 ..........................................................
  2094 Z, 6.50%, 4/15/2026        4,406,053      4,392,679
 ..........................................................
  6.00%, 12/15/2028 '            19,000,000     18,790,316
 ..........................................................
  2118 Z, 6.50%, 1/15/2029        4,000,000      3,877,500
 ..........................................................
                                 Principal
                                  Amount         Value
----------------------------------------------------------
Federal National Mortgage
  Association:
  1991-153 N, 7.50%, 2/25/2007  $   207,422   $    210,422
 ..........................................................
  1993-6 S, 9.0830%, 1/25/2008
    #                             1,917,953      1,964,040
 ..........................................................
  1988-26 C, 7.50%, 7/25/2018        49,698         50,221
 ..........................................................
  1991-147 K, 7.00%, 1/25/2021        3,713          3,737
 ..........................................................
  1992-138 O, 7.50%, 7/25/2022       25,548         25,498
 ..........................................................
  1993-45 SB, 9.2760%,
    4/25/2023 #                   1,500,000      1,506,825
 ..........................................................
  1994-60 D, 7.00%, 4/25/2024        30,000         28,804
 ..........................................................
  1997-83 SA, 8.3130%,
    6/18/2024 #                   4,988,679      4,999,044
 ..........................................................
  1997-76 FT, 6.0250%,
    9/17/2027 #                   1,253,228      1,243,976
 ..........................................................
  1998-67 ZA, 6.50%, 7/25/2028    8,546,042      8,521,447
 ..........................................................
  1998-48 CI, 6.50%, 8/25/2028      871,508         80,703
 ..........................................................
  1998-48 ZN, 6.50%, 8/25/2028    1,264,341      1,261,365
 ..........................................................
  1998-51 Z, 6.50%, 9/25/2028       962,457        948,622
 ..........................................................
Government National Mortgage
  Association, 1997-7 SB,
  16.8670%, 5/16/2027 #           2,167,173      2,233,804
 ...............................................-----------
                                                54,471,282
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 2.6%
 ..........................................................
Government National Mortgage
  Association:
  8264, 7.0000%, 9/20/2017 #      2,098,605      2,146,167
 ..........................................................
  8898, 6.8750%, 1/20/2022 #      2,899,059      2,965,651
 ..........................................................
  8956, 6.8750%, 4/20/2022 #      2,792,812      2,856,963
 ..........................................................
  8067, 7.0000%, 11/20/2022 #     1,089,879      1,115,586
 ..........................................................
  8247, 6.6250%, 7/20/2023 #        802,951        820,118
 ...............................................-----------
                                                 9,904,485
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.7%
 ..........................................................
Federal National Mortgage
  Association:
  1993-72 J (IO), 6.50%,
    12/25/2006                  $   805,022   $     45,576
 ..........................................................
  1997-7 SP (IO), 2.60%,
    04/18/2015                   15,855,702        150,463
 ..........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                       801,580         38,061
 ..........................................................
  1994-53 E (PO), 0.00%,
    11/25/2023                    4,693,012      4,524,893
 ..........................................................
  1997-30 EA (PO), 0.00%,
    5/18/2027                     1,894,869      1,868,119
 ...............................................-----------
                                                 6,627,112
----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $70,136,738)                 71,002,879
----------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 27.2%
----------------------------------------------------------
ASSET-BACKED SECURITIES -- 18.5%
 ..........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $826,173),
  1997-D A, 6.79%, 8/17/2003 r      826,173        826,099
 ..........................................................
Champion Auto Grantor Trust
  (Acquired 3/18/1998, cost
  $1,469,162), CLB, 1998-A A,
  6.11%, 10/15/2002 r             1,469,185      1,475,154
 ..........................................................
Cityscape Home Equity Loan
  Trust, (Acquired 9/09/1998,
  cost $3,683,956), CLB, 1996
  - 4 A10, 7.40%, 9/25/2027 r     3,629,514      3,644,260
 ..........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  9/24/1997, cost $2,353,829),
  1997-5 A1, 7.72%, 6/15/2005
  r                               2,272,057      1,590,440
 ..........................................................
                                 Principal
                                  Amount         Value
----------------------------------------------------------
Commercial Mortgage Acceptance
  Corporation, CLB, (Acquired
  3/13/1998, cost $1,248,740),
  1996-C2 A2, 7.0370%,
  9/15/2023 # r                 $ 1,235,039   $  1,252,080
 ..........................................................
CPS Auto Trust, CLB, 1998-1 A,
  6.00%, 8/15/2003                1,656,739      1,673,629
 ..........................................................
Ditech Home Loan Owner Trust,
  CLB, 1997-1 A3, 6.71%,
  8/15/2018                       3,280,000      3,344,501
 ..........................................................
Firstplus Home Loan Trust,
  CLB:
  1996-2 A4, 7.35%, 10/20/2009    3,998,814      4,000,474
 ..........................................................
  1998-4 A4, 6.32%, 3/10/2017     5,000,000      5,049,825
 ..........................................................
First Tennessee Auto Grantor
  Trust, CLB, (Acquired
  4/17/1998, cost $2,211,911),
  1998-A A, 6.134%, 4/15/2003
  r                               2,211,911      2,228,719
 ..........................................................
GREAT (Acquired 7/02/1998,
  cost $2,766,722), 1998-1 A1,
  7.330%, 9/15/2007 r             2,766,722      1,936,705
 ..........................................................
Green Tree Financial
  Corporation, CLB:
  1995-4 A4, 6.75%, 7/15/2025     5,435,000      5,494,921
 ..........................................................
  1996-5 B2, 8.45%, 7/15/2027     4,145,001      3,935,160
 ..........................................................
Green Tree Recreational,
  Equipment & Consumer Trust,
  CLB, 1996-B CTFS, 7.70%,
  7/15/2018                       2,250,000      2,171,250
 ..........................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $4,099,626), 1998-1A A,
  6.125%, 1/20/2007 r             4,100,000      4,099,775
 ..........................................................
Home Loan Owner Trust
  (Acquired 8/20/1998, cost
  $3,506,563), 1998-1 A2,
  6.29%, 7/15/2011 r              3,500,000      3,501,096
 ..........................................................

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Long Beach Acceptance Auto
  Grantor Trust, CLB,
  (Acquired 1/29/1998, cost
  $1,899,196), 1998-1 A,
  6.19%, 1/25/2004 r            $ 1,899,217   $  1,906,636
 ..........................................................
Nomura Asset Securities
  Corporation, CLB, 1995-MD3
  A1B, 8.15%, 3/04/2020           2,750,000      3,084,634
 ..........................................................
Resolution Trust Corporation,
  CLB: 1992-C3 A3, 6.2120%,
    8/25/2023 #                     538,816        538,803
 ..........................................................
  1992-C8 A2, 7.0375%,
    12/25/2023 #                  1,046,474      1,048,646
 ..........................................................
  1994-C1 E, 8.00%, 6/25/2026     6,921,469      6,852,255
 ..........................................................
  1994-C1 F, 8.00%, 6/25/2026     2,002,168      1,974,676
 ..........................................................
The Money Store Residential
  Trust, CLB, 1998-I A2,
  6.20%, 3/15/2008                2,250,000      2,255,051
 ..........................................................
The Ugly Duckling Auto Grantor
  Trust, CLB, (Acquired
  12/18/1998, cost
  $7,255,311), 1998-D A,
  5.9000% 5/15/2003 r             7,500,000      7,495,312
 ...............................................-----------
                                                71,380,101
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.0%
 ..........................................................
Blackrock Capital Finance
  L.P., CLB, (Acquired
  6/23/1997, Cost $1,218,457),
  1997-R2 AW, 1.4390%,
  10/25/2035 # r                  1,225,927      1,268,831
 ..........................................................
Chemical Mortgage Securities,
  Inc., CLB, 1993-3 A1,
  7.125%, 7/25/2023                  38,404         38,341
 ..........................................................
Citicorp Mortgage Securities,
  Inc., CLB: 1997-3 A2, 6.92%,
  8/25/2027                       1,658,408      1,664,801
 ..........................................................
Countrywide Funding
  Corporation, CLB, 1994-17
  A9, 8.00%, 7/25/2024                4,000          4,181
 ..........................................................
                                 Principal
                                  Amount         Value
----------------------------------------------------------
Housing Securities, Inc., CLB,
  1994-2 B1, 6.50%, 7/25/2009   $   210,332   $    194,747
 ..........................................................
ICI Funding Corporation
  Secured Assets Corporation,
  CLB,
  1997-2 1A4, 7.60%, 7/25/2028    5,500,000      5,523,277
 ..........................................................
Independent National Mortgage
  Corporation, CLB:
  1995-A A4, 8.75%, 3/25/2025        18,000         18,295
 ..........................................................
  1996-D A2, 7.00%, 5/25/2026       704,412        705,303
 ..........................................................
  1996-E A5, 7.00%, 5/25/2026     3,634,440      3,658,643
 ..........................................................
Morgan Stanley Mortgage Trust,
  CLB, 8.9712%, 6/22/2018         1,186,367      1,211,616
 ..........................................................
Ocwen Residential MBS Corp.,
  CLB, (Acquired 6/18/1998,
  cost $4,220,365), 1998-R2
  AP, 4.9730%, 11/25/2034 # r     4,225,645      4,247,065
 ..........................................................
Prudential Home Mortgage
  Securities, Co., CLB,
  1993-36 A10, 7.25%,
  10/25/2023                        500,000        504,967
 ..........................................................
Residential Funding Mortgage
  Securities, Inc., CLB:
  1992-S5 A5, 7.50%, 2/25/2007      467,024        465,658
 ..........................................................
  1993-S9 A8, 8.3125%,
    2/25/2008 #                     125,091        125,564
 ..........................................................
  1998-S17 A6, 6.75%,
    8/25/2028                     4,071,449      4,082,503
 ..........................................................
Salomon Brothers Mortgage
  Securities VII, 1994-6 A1,
  6.9803%, 5/25/2024 #            1,718,352      1,722,227
 ..........................................................
Structured Mortgage Asset
  Residential Trust, CLB:
  1992-3 A, 8.00%, 10/25/2007       131,104        134,827
 ..........................................................
  1991-1 H, 8.25%, 6/25/2022        122,341        124,932
 ..........................................................
  1993-5A AA, 6.8669%,
    6/25/2024 #                     171,292        174,098
 ..........................................................

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Walsh Acceptance (Acquired
  3/06/1997, cost $1,375,944),
  1997-2 A, 6.1250%, 3/01/2027
  # r                           $ 1,420,848   $  1,261,494
 ...............................................-----------
                                                27,131,370
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.1%
Citicorp Mortgage Securities,
  Inc., CLB: 1988-16 A1,
  10.00%, 11/25/2018                 33,254         35,040
 ..........................................................
  1989-8 A1, 10.50%, 6/25/2019      332,574        353,632
 ...............................................-----------
                                                   388,672
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.6%
 ..........................................................
Asset Securitization
  Corporation, 1997-D5 PS1
  (IO), 1.3850%, 2/14/2041 #     14,797,828      1,534,017
 ..........................................................
Chase Commercial Mortgage
  Securities Corporation, CLB,
  1997-1 X (IO), 1.4370%,
  4/19/2015 #                    24,459,534      1,857,408
 ..........................................................
CS First Boston Mortgage
  Securities Corporation, CLB,
  (Acquired 8/14/1997, cost
  $1,181,202), 1995-WF1 AX
  (IO), 1.4160%, 12/21/2027 #r   18,133,433        878,347
 ..........................................................
Donaldson, Lufkin & Jenrette,
  CLB, (Acquired 4/25/1997,
  cost $2,058,486), 1997-CF1 S
  (IO), 1.0923%, 3/15/2017 # r   34,978,631      1,901,963
 ...............................................-----------
                                                 6,171,735
----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $107,749,029)                          105,071,878
-----------------------------------------------------------
PREFERRED STOCK -- 0.4%               Shares
-----------------------------------------------------------
Home Ownership Funding 2, (Acquired
  2/20/1997, cost $1,500,000) r       1,500       1,425,000
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS        Principal
-- 30.4%                          Amount         Value
----------------------------------------------------------
U.S. Treasury Notes:
  5.50%, 3/31/2000              $13,500,000   $ 13,639,226
 ..........................................................
  5.875%, 11/30/2001 "           47,775,000     49,372,500
 ..........................................................
  6.25%, 02/28/2002              26,250,000     27,439,466
 ..........................................................
  6.25%, 6/30/2002               18,500,000     19,419,228
 ..........................................................
  6.25%, 2/15/2003                2,000,000      2,114,376
 ..........................................................
  5.75%, 8/15/2003                5,000,000      5,220,315
 ...............................................-----------
Total U.S. Treasury obligations
  (cost $117,091,803)                          117,205,111
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.4%
----------------------------------------------------------
DISCOUNT NOTES -- 7.3%
 ..........................................................
Countrywide Home Loans, Inc.,
  5.50%, 1/04/1999               11,750,000     11,744,615
 ..........................................................
Finova Capital Corp., 6.40%,
  1/04/1999                      16,450,000     16,441,227
 ...............................................-----------
Total discount notes                            28,185,842
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.1%
General Mills, Inc., 5.2337%        389,048        389,048
 ..........................................................
Warner-Lambert Co., 5.1760%         202,400        202,400
 ...............................................-----------
Total variable rate demand
  notes                                            591,448
----------------------------------------------------------
Total short-term investments
  (cost $28,777,290)                            28,777,290
----------------------------------------------------------
Total investments -- 106.6% (cost
  $413,520,905)                                411,542,594
Liabilities in excess of other
  assets -- (6.6)%                             (25,652,367)
 ...............................................-----------
Total net assets -- 100.0                    %$385,890,227
----------------------------------------------------------

# Variable rate security. Rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

' When-issued security.

" Security segregated as collateral to cover when-issued security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

      CORPORATE BONDS AND         Principal
         NOTES -- 18.3%             Amount         Value
-----------------------------------------------------------
BANKS -- 1.1%
 ...........................................................
MBNA Corporation, 5.5693%,
  6/17/2002 #                     $  500,000    $   496,935
-----------------------------------------------------------
EUROBANKS -- 6.5%
 ...........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 5.9760%,
  12/29/2049 #                       750,000        743,625
 ...........................................................
Nordbanken, CLB 10/25/2001,
  5.8092%, 10/29/2049 #              550,000        535,145
 ...........................................................
Skandinavinska Enskilda Banken,
  CLB 6/28/2003, 6.25%,
  6/29/2049 #                        800,000        787,702
 ...........................................................
Svenska Hndls Banken, CLB
  3/03/2002 5.7767%, 3/29/2049 #     750,000        733,463
 ..................... ......................     ----------
                                                  2,799,935
-----------------------------------------------------------
FINANCIAL SERVICES -- 5.0%
 ...........................................................
AT & T Capital Corp., 4.53%,
  10/24/2000 #                       500,000        497,447
 ...........................................................
Countrywide Home Loans, Inc.,
  5.7528%, 3/16/2005 #               750,000        744,901
 ...........................................................
Lehman Brothers Holdings, 6.20%,
  1/15/2002                          900,000        893,550
 ..................... ......................     ----------
                                                  2,135,898
-----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 1.7%
 ...........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%, 7/15/2002      650,000        744,958
-----------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.1%
 ...........................................................
Fort Howard Corporation, 11.00%,
  1/02/2002                          461,742        461,124
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.9%
 ...........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                       $  700,000    $   752,816
 ...........................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                 450,000        489,958
 ..................... ......................     ----------
                                                  1,242,774
-----------------------------------------------------------
Total corporate bonds and notes
  (cost $7,957,600)                               7,881,624
-----------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED
SECURITIES -- 16.7%
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.7%
 ...........................................................
Federal Home Loan Mortgage
  Corporation, 2118 Z, 6.50%,
  1/15/2029                          500,000        484,687
 ...........................................................
Federal National Mortgage
  Association:
  1993-142 SA, 8.7489%,
    10/25/2022 #                     266,532        267,200
 ...........................................................
  1993-54 SD, 7.35%, 4/25/2023       240,902        239,101
 ...........................................................
  1996-63 SC, 10.6890%,
    1/18/2027 #                          485            485
 ...........................................................
  1998-33 SG, 11.00%, 4/18/2028      824,910        829,327
 ...........................................................
  1998-67 ZA, 6.50%, 7/25/2028     1,508,125      1,503,785
 ..................... ......................     ----------
                                                  3,324,585
-----------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.7%
 ...........................................................
Federal Home Loan Bank, 3.6800%,
  CLB 3/16/1999 #                    400,000        399,096
 ...........................................................
Government National Mortgage
  Association, 1997-7 SB,
  16.8670%, CLB 5/16/2027 #          304,803        314,174
 ..................... ......................     ----------
                                                    713,270
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND


                                  Principal
                                    Amount         Value
-----------------------------------------------------------
PASS-THROUGH SECURITIES -- 6.2%
 ...........................................................
Federal Housing Authority
  Project, 7.43%, 2/01/2023       $  133,985    $   136,001
 ...........................................................
Government National Mortgage
  Association:
  8264, 7.00%, 9/20/2017#            890,039        910,210
 ...........................................................
  8570, 7.00%, 10/20/2019 #          241,899        247,774
 ...........................................................
  8067, 7.00%, 11/20/2022 #          435,952        446,235
 ...........................................................
  8346, 7.00%, 12/20/2023 #          912,328        933,478
 ..................... ......................     ----------
                                                  2,673,698
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.1%
 ...........................................................
Federal National Mortgage
  Association:
  1993-129 J (IO), 6.50%,
    2/25/2007                        793,281         63,681
 ...........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                        295,624         14,037
 ...........................................................
  1997-30 EA (PO), 0.00%,
    5/18/2027                        387,578        382,107
 ..................... ......................     ----------
                                                    459,825
-----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $7,141,920)                    7,171,378
-----------------------------------------------------------
NON AGENCY MORTGAGE-BACKED
SECURITIES -- 19.0%
-----------------------------------------------------------
ASSET-BACKED SECURITIES -- 16.6%
 ...........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $103,272),
  1997-D A, 6.79%,
  CLB 8/17/2003 r                    103,272        103,262
 ...........................................................
Associates Manufactured Housing
  Pass-Through Certificates,
  1996-2 A4, 6.60%, CLB
  6/15/2027                          500,000        510,342
 ...........................................................

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
Champion Auto Grantor Trust
  (Acquired 10/28/1997, cost
  $103,157), 1997-D A, 6.27%,
  CLB 9/15/2002 r                 $  103,157    $   103,093
 ...........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  9/24/1997, cost $363,529),
  1997-5 A1, 7.72%, 6/15/2005 r      363,529        254,470
 ...........................................................
First Tennessee Auto Grantor
  Trust (Acquired 4/17/1998,
  cost $597,814), 1998-A A,
  6.134%, CLB 4/15/2003 r            597,814        602,357
 ...........................................................
Home Loan Owner Trust (Acquired
  8/20/1998, cost $500,938),
  1998-1A A2, 6.29%, CLB
  7/15/2011 r                        500,000        500,156
 ...........................................................
Long Beach Acceptance Auto
  Grantor Trust (Acquired
  1/29/1998, cost $365,230),
  1998-1 A, 6.19%, CLB
  1/25/2004 r                        365,234        366,661
 ...........................................................
Resolution Trust Corporation:
  1992-C3 A3, 6.2122%, CLB
    8/25/2023 #                      898,026        898,005
 ...........................................................
  1992-C8 A2, 7.038%, CLB
    12/25/2023                     1,420,875      1,423,823
 ...........................................................
  1994-C2 G, 8.00%, CLB
    4/25/2025                        351,152        360,066
 ...........................................................
The Money Store Home Equity
  Trust, 1994-C A3, 7.40%, CLB
  3/15/2018                           45,423         45,456
 ...........................................................
The Ugly Duckling Auto Grantor
  Trust (Acquired 12/18/1998,
  cost $999,688),1998-D A,
  5.90%, CLB 5/15/2003 r           1,000,000        999,375
 ...........................................................
Union Acceptance Corporation,
  1998-C A2, 5.44%, CLB
  10/09/2001                       1,000,000      1,002,725
 ..................... ......................     ----------
                                                  7,169,791
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%
 ...........................................................
American Housing Trust, XD,
  8.60%, CLB 11/25/2015           $   84,582    $    84,322
 ...........................................................
Residential Funding Mortgage
  Securities Inc., 1998-S17 AG,
  6.75%, CLB 8/25/2028               407,145        408,250
 ...........................................................
Salomon Brothers Mortgage
  Securities VI, 1986-1 A,
  6.00%, CLB 12/25/2011              325,486        326,563
 ...........................................................
Walsh Acceptance (Acquired
  3/06/1997, cost $238,658),
  1997-2 A, 6.1250%,
  3/01/2027 # r                      236,808        210,249
 ..................... ......................     ----------
                                                  1,029,384
-----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $8,313,108)                               8,199,175
-----------------------------------------------------------
U.S. TREASURY
OBLIGATIONS -- 12.9%
-----------------------------------------------------------
U.S. Treasury Notes:
  5.875%, 3/31/1999               $  900,000        903,094
 ...........................................................
  5.75%, 10/31/2000                2,600,000      2,650,375
 ...........................................................
  5.875%, 11/30/2001               1,925,000      1,989,368
 ..................... ......................     ----------
Total U.S. Treasury Notes (cost                   5,542,837
  $5,515,337)
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 33.8%
-----------------------------------------------------------
DISCOUNT NOTES -- 33.3%
 ...........................................................
Ciesco LP , 5.60%, 1/04/1999      $  400,000    $   399,813
 ...........................................................
Countrywide Home Loans, Inc.,
  5.50%, 1/04/1999                 1,500,000      1,499,312
 ...........................................................
Cox Enterprises, 5.95%,
  1/04/1999                          700,000        699,653
 ...........................................................
Finova Capital Corp., 6.40%,
  1/04/1999                        2,000,000      1,998,933
 ...........................................................
International Business Machines
  Corporation, 5.06%, 1/29/1999    1,250,000      1,245,081
 ...........................................................
Lockheed Martin Corporation,
  5.65%, 1/22/1999                 2,000,000      1,993,408
 ...........................................................
NY Times Corp., 5.15%, 1/08/1999   1,750,000      1,748,248
 ...........................................................
Novartis AG, 5.50%, 1/08/1999      1,250,000      1,248,663
 ...........................................................
Safeway Inc., 5.97%, 1/08/1999     2,000,000      1,997,678
 ...........................................................
Sony Capital Corp., 5.70%,
  1/04/1999                        1,500,000      1,499,287
 ..................... ......................     ----------
                                                 14,330,076
Total discount notes
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.5%
 ...........................................................
General Mills, Inc., 5.2337%      $  224,282    $   224,282
 ..................... ......................     ----------
                                                    224,282
Total variable rate demand notes
-----------------------------------------------------------
Total short-term investments
  (cost $14,554,360)                             14,554,358
-----------------------------------------------------------
Total investments -- 100.7%
  (cost $43,482,325)                             43,349,372
 ...........................................................
Liabilities in excess of other
  assets -- (0.7)%                                 (317,696)
 ..................... ......................     ----------
                                                $43,031,676
Total net assets -- 100.0%
-----------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                     See Notes to the Financial Statements

                           (Intentionally Left Blank)

Financial Statements -- December 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                             EQUITY
                                                             INCOME       MID-CAP        SMALL
                                                              FUND          FUND       CAP FUND
                                                          ---------------------------------------
ASSETS:
  Investments, at value*................................  $162,245,299   $6,147,504   $53,295,644
  Cash..................................................            --           --       671,000
  Dividends and interest receivable.....................       403,773       10,330         2,053
  Receivable from Advisor...............................            --        9,014         6,437
  Receivable for investments sold.......................       263,968           --       715,060
  Receivable for Fund shares sold.......................       112,679       10,313     1,785,677
  Prepaid expenses......................................         2,107        8,743        14,023
                                                          ------------   ----------   -----------
       Total assets.....................................   163,027,826    6,185,904    56,489,894
                                                          ------------   ----------   -----------
LIABILITIES:
  Payable for forward currency exchange contracts.......            --           --            --
  Payable to Advisor....................................       103,718           --            --
  Payable for investments purchased.....................       382,464           --            --
  Payable for Fund shares repurchased...................     4,614,396       47,814       306,711
  Accrued expenses and other liabilities................        67,511       17,715        24,134
                                                          ------------   ----------   -----------
       Total liabilities................................     5,168,089       65,529       330,845
                                                          ------------   ----------   -----------
       Net assets.......................................  $157,859,737   $6,120,375   $56,159,049
                                                          ============   ==========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.......................................  $123,302,728   $7,457,454   $73,298,136
  Undistributed (distributions in excess of) net
     investment income..................................       112,022       42,864      (135,115)
  Undistributed net realized gain (loss) on
     securities.........................................     3,212,147     (426,031)     (183,394)
  Net unrealized appreciation (depreciation) of
     securities and foreign currency....................    31,232,840     (953,912)  (16,820,578)
                                                          ------------   ----------   -----------
       Net assets.......................................  $157,859,737   $6,120,375   $56,159,049
                                                          ============   ==========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized)........................................     8,623,496      620,862     2,883,525
  Net asset value per share (offering and redemption
     price).............................................  $      18.31   $     9.86   $     19.48
                                                          ============   ==========   ===========
 *Cost of Investments...................................  $131,012,459   $7,101,416   $70,116,222
                                                          ============   ==========   ===========

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                                                       TOTAL          LOW        SHORT-TERM
    INTERNATIONAL    GLOBAL EQUITY     BALANCED     RETURN BOND     DURATION     INVESTMENT
         FUND            FUND            FUND          FUND           FUND          FUND
    ----------------------------------------------------------------------------------------
    $1,412,090,052    $7,103,086     $107,905,579  $94,925,922    $411,542,594   $43,349,372
            53,693            --            4,999           --              --            --
         3,163,495        14,365          658,507      667,665       3,988,498       250,205
                --        16,164               --           --              --            --
         2,700,921       182,149        4,836,536          335         112,727         3,900
         4,259,833            --           28,439           --       1,709,546        25,300
             6,784        12,604            8,668       16,437          31,177        11,723
    --------------    ----------     ------------  -----------    ------------   -----------
     1,422,274,778     7,328,368      113,442,728   95,610,359     417,384,542    43,640,500
    --------------    ----------     ------------  -----------    ------------   -----------
         1,358,215         3,962               --           --              --            --
           875,007            --           68,567       33,765         149,746        26,738
         1,538,305        69,081        6,025,698    8,940,534      27,817,555       488,778
        12,684,211            --          129,689        2,610       2,857,719        57,083
         3,601,686        68,671           41,680       24,942         669,295        36,225
    --------------    ----------     ------------  -----------    ------------   -----------
        20,057,424       141,714        6,265,634    9,001,851      31,494,315       608,824
    --------------    ----------     ------------  -----------    ------------   -----------
    $1,402,217,354    $7,186,654     $107,177,094   86,608,508    $385,890,227   $43,031,676
    ==============    ==========     ============  ===========    ============   ===========
    $1,327,971,018    $7,141,889     $ 99,907,255   86,011,645    $388,821,788   $43,453,887
       (13,048,993)      (53,144)          50,794     (413,915)     (1,701,050)     (106,642)
        (9,143,930)      (76,863)       1,367,128      360,990         747,800      (182,616)
        96,439,259       174,772        5,851,917      649,788      (1,978,311)     (132,953)
    --------------    ----------     ------------  -----------    ------------   -----------
    $1,402,217,354    $7,186,654     $107,177,094   86,608,508    $385,890,227   $43,031,676
    ==============    ==========     ============  ===========    ============   ===========
        60,233,510       672,577        5,749,048    6,440,796      38,273,722     4,272,448
    $        23.28    $    10.69     $      18.64        13.45    $      10.08   $     10.07
    ==============    ==========     ============  ===========    ============   ===========
    $1,315,230,448    $6,927,973     $102,053,662  $94,276,134    $413,520,905   $43,482,325
    ==============    ==========     ============  ===========    ============   ===========

                     See Notes to the Financial Statements

Financial Statements -- Six Months Ended December 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

                                                        EQUITY                         SMALL
                                                        INCOME         MID-CAP          CAP
                                                         FUND           FUND            FUND
                                                     -------------------------------------------
INVESTMENT INCOME
  Income*
     Dividends.....................................  $  2,378,815    $    67,965    $    157,456
     Interest......................................        51,801          6,738          41,682
                                                     ------------    -----------    ------------
          Total income.............................     2,430,616         74,703         199,138
                                                     ------------    -----------    ------------
  Expenses
     Advisory fee..................................       613,214         23,879         251,842
     Legal and auditing fees.......................         6,797             --           8,118
     Custodian fees and expenses...................        28,668          2,995          21,892
     Accounting and transfer agent fees and
       expenses....................................        35,836         24,910          56,036
     Administration fee............................        32,343          1,404          22,906
     Trustees' fees and expenses...................         3,908            102           2,201
     Reports to shareholders.......................         4,026            454          20,129
     Registration fees.............................        18,684         11,662          17,893
     Other expenses................................            --             --              --
                                                     ------------    -----------    ------------
          Total expenses...........................       743,476         65,406         401,017
     Less, expense reimbursement...................            --        (33,567)        (66,764)
                                                     ------------    -----------    ------------
          Net expenses.............................       743,476         31,839         334,253
                                                     ------------    -----------    ------------
  Net investment income (loss).....................     1,687,140         42,864        (135,115)
                                                     ------------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on securities and
       foreign currency transactions...............     6,879,221       (423,626)     (2,178,054)
     Net change in unrealized appreciation
       (depreciation) of securities and foreign
       currency....................................   (12,895,909)      (592,547)    (17,699,888)
                                                     ------------    -----------    ------------
  Net gain (loss) on investments...................    (6,016,688)    (1,016,173)    (19,877,942)
                                                     ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $ (4,329,548)   $  (973,309)   $(20,013,057)
                                                     ============    ===========    ============

*Net of Foreign Taxes Withheld.....................  $         --    $       259    $         --
                                                     ============    ===========    ============

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                        GLOBAL                      TOTAL          LOW       SHORT-TERM
     INTERNATIONAL      EQUITY      BALANCED     RETURN BOND    DURATION     INVESTMENT
          FUND           FUND         FUND          FUND          FUND          FUND
    ------------------------------------------------------------------------------------
    $     12,247,769   $  83,159   $   743,649   $   33,683    $   101,048   $       --
           1,959,876          --     1,946,944    2,051,482     10,599,554    1,206,138
    ----------------   ---------   -----------   ----------    -----------   ----------
          14,207,645      83,159     2,690,593    2,085,165     10,700,602    1,206,138
    ----------------   ---------   -----------   ----------    -----------   ----------
           5,154,031      25,799       398,781      178,205        765,786       75,547
             114,426          --         4,374        1,428         15,469           --
             464,684       7,234        19,698       10,940         33,625       15,611
             238,506      33,634        38,171       29,099         64,500       26,030
             138,308       1,304        23,365        7,980         48,816        5,500
              15,754         301         2,109        1,928          5,133          720
             199,995         438         7,511          975         11,521           --
              27,888       7,186        13,174       12,132         22,610       13,541
              10,560          --            --           --             --           --
    ----------------   ---------   -----------   ----------    -----------   ----------
           6,364,152      75,896       507,183      242,687        967,460      136,949
                  --     (41,288)           --      (32,888)        (8,181)     (46,293)
    ----------------   ---------   -----------   ----------    -----------   ----------
           6,364,152      34,608       507,183      209,799        959,279       90,656
    ----------------   ---------   -----------   ----------    -----------   ----------
           7,843,493      48,551     2,183,410    1,875,366      9,741,323    1,115,482
    ----------------   ---------   -----------   ----------    -----------   ----------
           9,320,097     (75,559)    1,571,961      748,197        661,484      (70,155)
         (96,835,507)   (350,998)   (3,147,231)    (250,910)    (3,290,733)    (171,768)
    ----------------   ---------   -----------   ----------    -----------   ----------
         (87,515,410)   (426,557)   (1,575,270)     497,287     (2,629,249)    (241,923)
    ----------------   ---------   -----------   ----------    -----------   ----------
    $    (79,671,917)  $(378,006)  $   608,140   $2,372,653    $ 7,112,074   $  873,559
    ================   =========   ===========   ==========    ===========   ==========

    $        863,048   $   4,104   $        48   $       --    $        --   $       --
    ================   =========   ===========   ==========    ===========   ==========

                     See Notes to the Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                     EQUITY INCOME FUND                     MID-CAP FUND
                                              ---------------------------------   ---------------------------------
                                              Six Months Ended                    Six Months Ended
                                              December 31, 1998    Year Ended     December 31, 1998    Year Ended
                                                 (Unaudited)      June 30, 1998      (Unaudited)      June 30, 1998
                                              ---------------------------------   ---------------------------------
OPERATIONS:
    Net investment income (loss)............    $  1,687,140      $  3,776,239       $    42,864       $   64,398
    Net realized gain (loss) on securities
      and foreign currency transactions.....       6,879,221        29,878,073          (423,626)         928,847
    Net change in unrealized appreciation
      (depreciation) of securities and
      foreign currency......................     (12,895,909)        5,189,945          (592,547)        (555,561)
                                                ------------      ------------       -----------       ----------
         Net increase (decrease) in net
           assets resulting from
           operations.......................      (4,329,548)       38,844,257          (973,309)         437,684
                                                ------------      ------------       -----------       ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................      (1,627,944)       (3,812,071)               --          (66,341)
    Net realized gain on securities
      transactions..........................     (24,468,164)      (26,619,074)         (807,762)        (129,478)
                                                ------------      ------------       -----------       ----------
         Total dividends and
           distributions....................     (26,096,108)      (30,431,145)         (807,762)        (195,819)
                                                ------------      ------------       -----------       ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........      27,839,553        23,627,560         1,044,709        6,338,383
    Shares issued in connection with payment
      of dividends and distributions........      23,957,797        29,778,874           806,204          194,620
    Cost of shares redeemed.................     (38,766,542)      (72,438,773)       (1,488,647)      (1,222,885)
                                                ------------      ------------       -----------       ----------
         Net increase (decrease) in net
           assets from Fund share
           transactions.....................      13,030,808       (19,032,339)          362,266        5,310,118
                                                ------------      ------------       -----------       ----------
Total increase (decrease) in net assets.....     (17,394,848)      (10,619,227)       (1,418,805)       5,551,983
NET ASSETS:
    Beginning of period.....................     175,254,585       185,873,812         7,539,180        1,987,197
                                                ------------      ------------       -----------       ----------
    End of period*..........................    $157,859,737      $175,254,585       $ 6,120,375       $7,539,180
                                                ============      ============       ===========       ==========
*Including undistributed (distributions in
  excess of) net investment income of:          $    112,022      $     52,825       $    42,864       $       --
                                                ============      ============       ===========       ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................       1,362,020         1,065,609            93,511          489,941
    Shares issued in connection with payment
      of dividends and distributions........       1,322,642         1,451,197            83,631           15,545
    Shares redeemed.........................      (2,019,471)       (3,307,554)         (140,005)         (92,361)
                                                ------------      ------------       -----------       ----------
         Net increase (decrease)............         665,191          (790,748)           37,137          413,125
                                                ============      ============       ===========       ==========

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

              SMALL CAP FUND                     INTERNATIONAL FUND                    GLOBAL EQUITY FUND
    ----------------------------------   -----------------------------------   ----------------------------------
    Six Months Ended                     Six Months Ended                      Six Months Ended
    December 31, 1998     Year Ended     December 31, 1998      Year Ended     December 31, 1998     Year Ended
       (Unaudited)       June 30, 1998      (Unaudited)       June 30, 1998       (Unaudited)       June 30, 1998
    ----------------------------------   -----------------------------------   ----------------------------------
      $   (135,115)      $   (154,400)    $    7,843,493      $   27,073,883      $   48,551         $  111,802
        (2,178,054)         9,968,991          9,320,097           3,289,299         (75,559)           121,357
       (17,699,888)        (3,968,125)       (96,835,507)         70,706,856        (350,998)           225,531
      ------------       ------------     --------------      --------------      ----------         ----------
       (20,013,057)         5,846,466        (79,671,917)        101,070,038        (378,006)           458,690
      ------------       ------------     --------------      --------------      ----------         ----------
                --           (111,869)       (14,481,899)        (32,976,929)        (76,144)          (175,171)
        (4,099,721)        (5,072,568)       (19,626,745)                 --         (15,242)           (91,582)
      ------------       ------------     --------------      --------------      ----------         ----------
        (4,099,721)        (5,184,437)       (34,108,644)        (32,976,929)        (91,386)          (266,753)
      ------------       ------------     --------------      --------------      ----------         ----------
        30,355,886        140,132,855        902,170,976       1,292,839,186         565,585          4,309,902
         3,981,064          5,017,869         29,138,937          29,643,512          90,118            263,932
       (48,978,399)       (78,429,678)      (892,117,382)       (802,298,868)       (344,942)        (1,150,082)
      ------------       ------------     --------------      --------------      ----------         ----------
       (14,641,449)        66,721,046         39,192,531         520,183,830         310,761          3,423,752
      ------------       ------------     --------------      --------------      ----------         ----------
       (38,754,227)        67,383,075        (74,588,030)        588,276,939        (158,631)         3,615,689
        94,913,276         27,530,201      1,476,805,384         888,528,445       7,345,285          3,729,596
      ------------       ------------     --------------      --------------      ----------         ----------
      $ 56,159,049       $ 94,913,276     $1,402,217,354      $1,476,805,384      $7,186,654         $7,345,285
      ============       ============     ==============      ==============      ==========         ==========
      $   (135,115)      $         --     $  (13,048,993)     $   (6,410,587)     $  (53,144)        $  (24,779)
      ============       ============     ==============      ==============      ==========         ==========
         1,428,670          5,096,875         39,802,362          52,830,892          52,670            388,720
           208,432            207,693          1,297,953           1,253,628           8,657             25,235
        (2,338,156)        (2,875,106)       (39,177,134)        (32,528,515)        (34,250)          (104,646)
      ------------       ------------     --------------      --------------      ----------         ----------
          (701,054)         2,429,462          1,923,181          21,556,005          27,077            309,309
      ============       ============     ==============      ==============      ==========         ==========

                     See Notes to the Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                            BALANCED FUND
                                                               ---------------------------------------
                                                               Six Months Ended
                                                               December 31, 1998          Year Ended
                                                                  (Unaudited)            June 30, 1998
                                                               ---------------------------------------
OPERATIONS:
     Net investment income..................................     $  2,183,410            $  4,562,817
     Net realized gain (loss) on securities transactions....        1,571,961               5,754,835
     Net change in unrealized appreciation (depreciation) of
       securities...........................................       (3,147,231)              2,122,314
                                                                 ------------            ------------
          Net increase (decrease) in net assets resulting
            from operations.................................          608,140              12,439,966
                                                                 ------------            ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................       (2,134,042)             (4,563,299)
     Net realized gain on securities transactions...........       (4,515,885)             (5,598,223)
                                                                 ------------            ------------
          Total dividends and distributions.................       (6,649,927)            (10,161,522)
                                                                 ------------            ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................       21,810,654              34,493,608
     Shares issued in connection with payment of dividends
       and distributions....................................        6,483,945               9,851,285
     Cost of shares redeemed................................      (19,671,131)            (32,186,438)
                                                                 ------------            ------------
          Net increase (decrease) in net assets from Fund
            share transactions..............................        8,623,468              12,158,455
                                                                 ------------            ------------
Total increase (decrease) in net assets.....................        2,581,681              14,436,899
NET ASSETS:
     Beginning of period....................................      104,595,413              90,158,514
                                                                 ------------            ------------
     End of period*.........................................     $107,177,094            $104,595,413
                                                                 ============            ============
*Including undistributed (distributions in excess of) net
  investment income of:                                          $     50,794            $      1,426
                                                                 ============            ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................        1,146,010               1,728,761
     Shares issued in connection with payment of dividends
       and distributions....................................          348,065                 508,237
     Shares redeemed........................................       (1,017,565)             (1,616,205)
                                                                 ------------            ------------
          Net increase (decrease)...........................          476,510                 620,793
                                                                 ============            ============

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

         TOTAL RETURN BOND FUND                 LOW DURATION FUND              SHORT-TERM INVESTMENT FUND
    ---------------------------------   ---------------------------------   ---------------------------------
    Six Months Ended                    Six Months Ended                    Six Months Ended
    December 31, 1998    Year Ended     December 31, 1998    Year Ended     December 31, 1998    Year Ended
       (Unaudited)      June 30, 1998      (Unaudited)      June 30, 1998      (Unaudited)      June 30, 1998
    ---------------------------------   ---------------------------------   ---------------------------------
      $  1,875,366       $ 1,532,385      $   9,741,323     $ 12,919,157      $  1,115,482      $  1,509,613
           748,197           318,597            661,484        1,052,667           (70,155)          (42,539)
          (250,910)          504,670         (3,290,733)        (221,716)         (171,768)          (20,572)
      ------------       -----------      -------------     ------------      ------------      ------------
         2,372,653         2,355,652          7,112,074       13,750,108           873,559         1,446,502
      ------------       -----------      -------------     ------------      ------------      ------------
        (2,323,553)       (1,622,000)       (11,467,856)     (13,340,819)       (1,149,731)       (1,509,613)
          (611,925)               --           (642,509)      (1,045,647)               --                --
      ------------       -----------      -------------     ------------      ------------      ------------
        (2,935,478)       (1,622,000)       (12,110,365)     (14,386,466)       (1,149,731)       (1,509,613)
      ------------       -----------      -------------     ------------      ------------      ------------
        58,439,652        33,566,256        237,203,895      182,933,522        61,589,846        50,189,024
         2,906,886         1,101,255         12,471,915       12,908,812           864,256           894,623
       (19,423,006)       (4,460,475)      (111,937,827)    (113,269,472)      (47,184,732)      (44,698,826)
      ------------       -----------      -------------     ------------      ------------      ------------
        41,923,532        30,207,036        137,737,983       82,572,862        15,269,370         6,384,821
      ------------       -----------      -------------     ------------      ------------      ------------
        41,360,707        30,940,688        132,739,692       81,936,504        14,993,198         6,321,710
        45,247,801        14,307,113        253,150,535      171,214,031        28,038,478        21,716,768
      ------------       -----------      -------------     ------------      ------------      ------------
      $ 86,608,508       $45,247,801      $ 385,890,227     $253,150,535      $ 43,031,676      $ 28,038,478
      ============       ===========      =============     ============      ============      ============
      $   (413,915)      $    34,272      $  (1,701,050)    $         --      $   (106,642)     $    (72,392)
      ============       ===========      =============     ============      ============      ============
         4,285,064         2,516,857         23,213,312       17,898,633         6,067,442         4,944,329
           214,610            82,830          1,226,079        1,263,801            85,438            88,164
        (1,421,067)         (334,936)       (10,991,935)     (11,074,513)       (4,648,413)       (4,404,554)
      ------------       -----------      -------------     ------------      ------------      ------------
         3,078,607         2,264,751         13,447,456        8,087,921         1,504,467           627,939
      ============       ===========      =============     ============      ============      ============

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1998

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund (formerly named the Balanced Income Fund), the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), December 6, 1994 (the Total Return Bond Fund), and January 2, 1997 (the Mid-Cap Fund and the Global Equity
Fund).

The Balanced Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The Mid-Cap Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Global Equity Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a

--------------------------------------------------------------------------------

broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund and the Global Equity Fund, foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund and the Global Equity Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International Fund and the Global Equity Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund and the Global Equity Fund utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. At December 31, 1998 all of the open forward contracts are hedging foreign currency risk on unsettled trades. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Small Cap, Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds own investment securities which

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1998

are unregistered and thus restricted as to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. At December 31, 1998, the Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds had restricted securities with an aggregate market value of $7,523,478, $6,034,294, $49,868,750 and $3,139,623, respectively, representing 7.0%, 7.0%, 12.9% and
7.3% of the net assets of each Fund, respectively.

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds segregate and maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid monthly for the Total Return Bond, Low Duration and Short-Term Investment Funds, declared and paid quarterly for the Balanced and Equity Income Funds, declared and paid semi-annually for the Mid-Cap, International and Global Equity Funds and declared and paid annually for the Small Cap Fund. Distributions of net realized capital gains, if any, will be declared at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

--------------------------------------------------------------------------------

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS. Each Fund has an investment advisory agreement with the Advisor with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the six months ended December 31, 1998, the Advisor reimbursed the following expenses:

                              Equity Income    Mid-Cap    Small Cap    International    Global Equity    Balanced
                                  Fund          Fund        Fund           Fund             Fund           Fund
                              -----------------------------------------------------------------------------------
ANNUAL ADVISORY RATE........    0.75%           0.75%        0.75%        0.75%           0.75%           0.75%
ANNUAL CAP ON EXPENSES......    1.00%           1.00%        1.00%        1.00%           1.00%           1.00%
EXPENSES REIMBURSED.........     $0            $33,567     $66,764           $0          $41,288             $0

                                                    Total Return       Low Duration         Short-Term
                                                     Bond Fund             Fund           Investment Fund
                                                    -----------------------------------------------------
ANNUAL ADVISORY RATE............................      0.55%              0.46%               0.40%
ANNUAL CAP ON EXPENSES..........................      0.65%              0.58%               0.48%
EXPENSES REIMBURSED.............................     $32,888            $8,181              $46,293

The International Fund paid commissions on Fund transactions to an affiliated broker in the amount of $123,772 during the six months ended December 31, 1998.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1998

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1998 were as follows:

                                          Purchases                                  Sales
                              ----------------------------------       ----------------------------------
Fund                          U.S. Government          Other           U.S. Government          Other
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.........              --         $ 13,897,958                  --         $ 19,988,573
MID-CAP FUND...............              --            2,916,419                  --            3,033,825
SMALL CAP FUND.............              --           15,681,804                  --           35,341,287
INTERNATIONAL FUND.........              --          385,760,727                  --          316,342,332
GLOBAL EQUITY FUND.........              --            1,925,325                  --            1,754,186
BALANCED FUND..............    $ 52,695,248           14,644,483        $ 40,785,903           18,507,308
TOTAL RETURN BOND FUND.....      75,437,298           26,936,804          45,413,102           16,634,774
LOW DURATION FUND..........     295,277,222           98,470,213         157,850,373           81,858,451
SHORT-TERM INVESTMENT
  FUND.....................      22,511,734           10,204,549          16,812,014            7,766,434

As of December 31, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                 Net Appreciation       Appreciated         Depreciated
Fund                                              (Depreciation)         Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND...........................      $ 31,152,262         $ 40,607,659       $  (9,455,397)
MID-CAP FUND.................................          (956,884)             448,305          (1,405,189)
SMALL CAP FUND...............................       (16,833,087)           4,466,196         (21,299,283)
INTERNATIONAL FUND...........................        96,409,216          232,971,476        (136,562,260)
GLOBAL EQUITY FUND...........................           173,051              965,336            (792,285)
BALANCED FUND................................         5,842,943            9,681,971          (3,839,028)
TOTAL RETURN BOND FUND.......................           649,788            1,300,740            (650,952)
LOW DURATION FUND............................        (1,978,311)           2,395,387          (4,373,698)
SHORT-TERM INVESTMENT FUND...................          (132,953)             126,379            (259,332)

At December 31, 1998, the cost of investments for federal income tax purposes was $131,093,037, $7,104,388, $70,128,731, $1,315,680,836, $6,930,035,
$102,062,636, $94,276,134,

--------------------------------------------------------------------------------

$413,520,905 and $43,482,325 for the Equity Income, Mid-Cap, Small Cap, International, Global Equity, Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds, respectively. Any differences between book and tax are due primarily to wash sale losses and REIT return of capital distributions. In addition, the cost basis differences in the International Fund and Global Equity Fund are due to mark-to-market adjustments for passive foreign investment companies.

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                     Six Months Ended                  Year Ended June 30,
                                     December 31, 1998      ------------------------------------------
                                        (Unaudited)          1998     1997     1996     1995     1994
                                     -----------------------------------------------------------------
Net Asset Value, Beginning of
  Year..............................     $  22.02           $21.25   $18.91   $17.24   $15.07   $15.50
                                         --------           ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income..........         0.20             0.46     0.49     0.45(1)  0.49     0.46
     Net realized and unrealized
       gain (loss) on investments...        (0.83)            4.02     4.15     2.89     2.48     0.10
                                         --------           ------   ------   ------   ------   ------
     Total from investment
       operations...................        (0.63)            4.48     4.64     3.34     2.97     0.56
                                         --------           ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment
       income)......................        (0.20)           (0.46)   (0.48)   (0.57)   (0.44)   (0.46)
     Distributions (from realized
       gains).......................        (2.88)           (3.25)   (1.82)   (1.10)   (0.36)   (0.53)
                                         --------           ------   ------   ------   ------   ------
     Total distributions............        (3.08)           (3.71)   (2.30)   (1.67)   (0.80)   (0.99)
                                         --------           ------   ------   ------   ------   ------
Net Asset Value, End of Year........     $  18.31           $22.02   $21.25   $18.91   $17.24   $15.07
                                         ========           ======   ======   ======   ======   ======
Total Return........................        (2.62)%++        22.60%   26.15%   20.04%   20.49%    3.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)........................       $157.9           $175.3   $185.9   $182.5   $127.1    $87.2
Ratio of expenses to average net
  assets:
     Before expense reimbursement...         0.91%+           0.87%    0.88%    0.98%    1.02%    1.05%
     After expense reimbursement....         0.91%+           0.87%    0.88%    0.98%    1.00%    1.00%
Ratio of net investment income to
  average net assets:
     Before expense reimbursement...         2.06%+           1.99%    2.49%    2.56%    3.11%    2.85%
     After expense reimbursement....         2.06%+           1.99%    2.49%    2.56%    3.14%    2.90%
Portfolio turnover rate.............            9%++            23%      44%      24%      50%      36%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
MID-CAP FUND

                                                          Six Months
                                                             Ended            Year Ended      January 2, 1997*
                                                       December 31, 1998       June 30,           through
                                                          (Unaudited)            1998          June 30, 1997
                                                       -----------------      ----------      ----------------
Net Asset Value, Beginning of Period..................      $12.92              $11.65             $10.00
                                                            ------              ------             ------
  Income from Investment Operations:
     Net investment income............................        0.07                0.13               0.07
     Net realized and unrealized gain (loss) on
       investments....................................       (1.62)               1.60               1.64
                                                            ------              ------             ------
     Total from investment operations.................       (1.55)               1.73               1.71
                                                            ------              ------             ------
  Less Distributions:
     Dividends (from net investment income)...........          --               (0.14)             (0.06)
     Distributions (from realized gains)..............       (1.51)              (0.32)                --
                                                            ------              ------             ------
     Total distributions..............................       (1.51)              (0.46)             (0.06)
                                                            ------              ------             ------
Net Asset Value, End of Period........................      $ 9.86              $12.92             $11.65
                                                            ======              ======             ======
Total Return..........................................      (11.76)%++           15.00%             17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)..................       $6.1                $7.5               $2.0
Ratio of expenses to average net assets:
     Before expense reimbursement.....................        2.05%+              2.72%              8.26%+
     After expense reimbursement......................        1.00%+              1.00%              1.00%+
Ratio of net investment income (loss) to average net
  assets:
     Before expense reimbursement.....................        0.29%+             (0.52)%            (5.39)%+
     After expense reimbursement......................        1.34%+              1.20%              1.87%+
Portfolio turnover rate...............................          48%++               71%                23%++

*  Commencement of operations.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Six Months Ended                     Year Ended June 30,
                                     December 31, 1998   ------------------------------------------------------
                                        (Unaudited)       1998        1997        1996        1995        1994
                                     --------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year..............................      $ 26.48        $23.83      $21.33      $21.53      $19.53      $19.88
                                          -------        ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income (loss)...        (0.05)        (0.06)(1)    0.03        0.05(1)    (0.06)      (0.01)
     Net realized and unrealized
       gain (loss) on investments...        (5.42)         5.13        5.62        2.80        2.84        0.78
                                          -------        ------      ------      ------      ------      ------
     Total from investment
       operations...................        (5.47)         5.07        5.65        2.85        2.78        0.77
                                          -------        ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income)......................           --         (0.05)      (0.09)         --          --       (0.20)
     Distributions (from realized
       gains).......................        (1.53)        (2.37)      (3.06)      (3.05)      (0.78)      (0.92)
                                          -------        ------      ------      ------      ------      ------
     Total distributions............        (1.53)        (2.42)      (3.15)      (3.05)      (0.78)      (1.12)
                                          -------        ------      ------      ------      ------      ------
Net Asset Value, End of Year........      $ 19.48        $26.48      $23.83      $21.33      $21.53      $19.53
                                          =======        ======      ======      ======      ======      ======
Total Return........................       (20.54)%++     22.24%      29.74%      14.24%      14.79%       3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)........................        $56.2         $94.9       $27.5       $16.5       $20.5       $13.1
Ratio of expenses to average net
  assets:
     Before expense reimbursement...         1.20%+        0.94%       1.30%       1.21%       1.49%       1.65%
     After expense reimbursement....         1.00%+        0.94%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income
  (loss) to average net assets:
     Before expense reimbursement...        (0.60)%+      (0.23)%     (0.20)%      0.03%      (0.82)%     (0.71)%
     After expense reimbursement....        (0.40)%+      (0.23)%      0.10%       0.24%      (0.34)%     (0.06)%
Portfolio turnover rate.............           24%++         85%         88%        119%         81%         44%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                       Six Months
                                          Ended                     Year Ended June 30,
                                    December 31, 1998   --------------------------------------------
                                       (Unaudited)        1998      1997     1996     1995     1994
                                    ----------------------------------------------------------------
Net Asset Value, Beginning of
  Year............................      $  25.33        $  24.17   $20.44   $17.70   $16.79   $14.63
                                        --------        --------   ------   ------   ------   ------
  Income from Investment
     Operations:
     Net investment income........          0.14            0.59     0.59(1)  0.56(1)  0.28     0.26
     Net realized and unrealized
       gain (loss) on
       investments................         (1.61)           1.23     3.78     2.51     1.52     2.19
                                        --------        --------   ------   ------   ------   ------
     Total from investment
       operations.................         (1.47)           1.82     4.37     3.07     1.80     2.45
                                        --------        --------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net
       investment income).........         (0.25)          (0.66)   (0.48)   (0.14)   (0.44)   (0.14)
     Distributions (from realized
       gains).....................         (0.33)             --    (0.16)   (0.19)   (0.45)   (0.15)
                                        --------        --------   ------   ------   ------   ------
     Total distributions..........         (0.58)          (0.66)   (0.64)   (0.33)   (0.89)   (0.29)
                                        --------        --------   ------   ------   ------   ------
Net Asset Value, End of Year......      $  23.28        $  25.33   $24.17   $20.44   $17.70   $16.79
                                        ========        ========   ======   ======   ======   ======
Total Return......................        (5.70%)++         7.77%   21.59%   18.61%   11.08%   16.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)......................      $1,402.2        $1,476.8   $888.5   $331.0    $51.5    $26.0
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement..............          0.93%+          0.89%    1.07%    1.11%    1.39%    1.61%
     After expense
       reimbursement..............          0.93%+          0.89%    1.00%    1.00%    1.00%    1.00%
Ratio of net investment income to
  average net assets:
     Before expense
       reimbursement..............          1.14%+          2.32%    2.59%    2.67%    2.45%    2.01%
     After expense
       reimbursement..............          1.14%+          2.32%    2.66%    2.78%    2.83%    2.62%
Portfolio turnover rate...........            24%++           20%      18%      12%      24%      23%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                                         Six Months
                                                            Ended                               January 2, 1997*
                                                      December 31, 1998       Year Ended            through
                                                         (Unaudited)         June 30, 1998       June 30, 1997
                                                      -----------------      -------------      ----------------
Net Asset Value, Beginning of Period.................      $11.38               $11.09               $10.00
                                                           ------               ------               ------
  Income from Investment Operations:
     Net investment income...........................        0.07                 0.28                 0.14
     Net realized and unrealized gain (loss) on
       investments...................................       (0.63)                0.51                 1.09
                                                           ------               ------               ------
     Total from investment operations................       (0.56)                0.79                 1.23
                                                           ------               ------               ------
  Less Distributions:
     Dividends (from net investment income)..........       (0.11)               (0.32)               (0.14)
     Distributions (from realized gains).............       (0.02)               (0.18)                  --
                                                           ------               ------               ------
     Total distributions.............................       (0.13)               (0.50)               (0.14)
                                                           ------               ------               ------
Net Asset Value, End of Period.......................      $10.69               $11.38               $11.09
                                                           ======               ======               ======
Total Return.........................................       (4.84)%++             7.61%               12.32%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).................        $7.2                 $7.3                 $3.7
Ratio of expenses to average net assets:
     Before expense reimbursement....................        2.20%+               2.88%                4.43%+
     After expense reimbursement.....................        1.00%+               1.00%                1.00%+
Ratio of net investment income to average net assets:
     Before expense reimbursement....................        0.21%+               0.00%                0.07%+
     After expense reimbursement.....................        1.41%+               1.88%                3.50%+
Portfolio turnover rate..............................          26%++                54%                  18%++

*  Commencement of operations.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED FUND

                                    Six Months Ended                      Year Ended June 30,
                                    December 31, 1998   --------------------------------------------------------
                                       (Unaudited)       1998        1997         1996         1995        1994
                                    ----------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year.............................      $19.84         $19.38      $ 18.27      $ 16.74      $15.71      $16.69
                                         ------         ------      -------      -------      ------      ------
  Income from Investment
     Operations:
     Net investment income.........        0.39           0.89         0.90(1)      0.94        0.89        0.89
     Net realized and unrealized
       gain (loss) on
       investments.................       (0.39)          1.58         1.86         1.53        1.53       (0.27)
                                         ------         ------      -------      -------      ------      ------
     Total from investment
       operations..................        0.00           2.47         2.76         2.47        2.42        0.62
                                         ------         ------      -------      -------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income).....................       (0.38)         (0.90)       (0.99)       (0.92)      (0.80)      (0.94)
     Distributions (from realized
       gains)......................       (0.82)         (1.11)       (0.66)       (0.02)      (0.57)      (0.66)
     Return of capital.............          --             --           --           --       (0.02)         --
                                         ------         ------      -------      -------      ------      ------
     Total distributions...........       (1.20)         (2.01)       (1.65)       (0.94)      (1.39)      (1.60)
                                         ------         ------      -------      -------      ------      ------
Net Asset Value, End of Year.......      $18.64         $19.84      $ 19.38      $ 18.27      $16.74      $15.71
                                         ======         ======      =======      =======      ======      ======
Total Return.......................        0.07%++       13.29%       15.75%       15.04%      16.40%       3.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions).......................        $107.2       $104.6        $90.2        $70.6       $32.1       $36.0
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement...............        0.95%+         0.93%        0.98%        1.06%       1.19%       1.20%
     After expense reimbursement...        0.95%+         0.93%        0.98%        1.00%       1.00%       1.00%
Ratio of net investment income to
  average net assets:
     Before expense
       reimbursement...............        4.11%+         4.49%        4.77%        5.20%       5.44%       5.04%
     After expense reimbursement...        4.11%+         4.49%        4.77%        5.26%       5.63%       5.24%
Portfolio turnover rate............          57%++         121%         117%          92%         51%         97%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Six Months Ended            Year Ended June 30,            December 6, 1994*
                                     December 31, 1998      ------------------------------           through
                                        (Unaudited)          1998        1997        1996         June 30, 1995
                                     ----------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       $13.46            $13.04      $12.78      $12.94           $12.00
                                          ------            ------      ------      ------           ------
  Income from Investment
     Operations:
     Net investment income.........         0.39              0.89        0.99        0.84(1)          0.46
     Net realized and unrealized
       gain on investments.........         0.17              0.50        0.30        0.06             0.94
                                          ------            ------      ------      ------           ------
     Total from investment
       operations..................         0.56              1.39        1.29        0.90             1.40
                                          ------            ------      ------      ------           ------
  Less Distributions:
     Dividends (from net investment
       income).....................        (0.47)            (0.97)      (0.92)      (0.93)           (0.46)
     Distributions (from realized
       gains)......................        (0.10)               --       (0.11)      (0.13)              --
                                          ------            ------      ------      ------           ------
     Total distributions...........        (0.57)            (0.97)      (1.03)      (1.06)           (0.46)
                                          ------            ------      ------      ------           ------
Net Asset Value, End of Period.....       $13.45            $13.46      $13.04      $12.78           $12.94
                                          ======            ======      ======      ======           ======
Total Return.......................         4.19%++          11.04%      10.48%       7.05%           11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions).......................        $86.6            $ 45.2       $14.3       $43.4            $15.3
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement...............         0.75%+            1.02%       0.95%       0.98%            2.93%+
     After expense reimbursement...         0.65%+            0.65%       0.65%       0.68%            0.80%+
Ratio of net investment income to
  average net assets:
     Before expense
       reimbursement...............         5.66%+            6.28%       6.78%       6.86%            4.92%+
     After expense reimbursement...         5.76%+            6.65%       7.08%       7.16%            7.05%+
Portfolio turnover rate............          101%++            195%        173%         51%              68%++

*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                            Six Months
                                               Ended                    Year Ended June 30,
                                         December 31, 1998   ------------------------------------------
                                            (Unaudited)       1998     1997     1996     1995     1994
                                         --------------------------------------------------------------
Net Asset Value, Beginning of Year.....       $10.20         $10.23   $10.12   $10.15   $ 9.93   $10.00
                                              ------         ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income.............         0.29           0.66     0.66     0.68     0.75     0.77
     Net realized and unrealized gain
       (loss) on investments...........        (0.06)          0.05     0.10     0.06     0.23     0.11
                                              ------         ------   ------   ------   ------   ------
     Total from investment
       operations......................         0.23           0.71     0.76     0.74     0.98     0.88
                                              ------         ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment
       income).........................        (0.33)         (0.68)   (0.64)   (0.72)   (0.75)   (0.77)
     Distributions (from realized
       gains)..........................        (0.02)         (0.06)   (0.01)   (0.05)   (0.01)   (0.18)
                                              ------         ------   ------   ------   ------   ------
     Total distributions...............        (0.35)         (0.74)   (0.65)   (0.77)   (0.76)   (0.95)
                                              ------         ------   ------   ------   ------   ------
Net Asset Value, End of Year...........       $10.08         $10.20   $10.23   $10.12   $10.15   $ 9.93
                                              ======         ======   ======   ======   ======   ======
Total Return...........................         2.29%++        7.19%    7.79%    7.47%   10.23%    9.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).....         $385.9       $253.2   $171.2   $189.2   $123.3    $36.5
Ratio of expenses to average net
  assets:
     Before expense reimbursement......         0.58%+         0.65%    0.66%    0.60%    0.75%    1.10%
     After expense reimbursement.......         0.58%+         0.58%    0.58%    0.58%    0.58%    0.58%
Ratio of net investment income to
  average net assets:
     Before expense reimbursement......         5.82%+         6.39%    6.26%    7.07%    7.43%    6.82%
     After expense reimbursement.......         5.82%+         6.46%    6.34%    7.09%    7.61%    7.34%
Portfolio turnover rate................           79%++         119%     202%      50%      71%     254%

(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                        Six Months Ended                  Year Ended June 30,
                                        December 31, 1998      ------------------------------------------
                                           (Unaudited)          1998     1997     1996     1995     1994
                                        -----------------------------------------------------------------
Net Asset Value, Beginning of Year.....      $10.13            $10.15   $10.17   $10.12   $10.21   $10.00
                                             ------            ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income.............        0.31              0.63     0.58     0.66     0.66     0.53
     Net realized and unrealized gain
       (loss) on investments...........       (0.06)             0.00    (0.01)    0.05    (0.09)    0.21
                                             ------            ------   ------   ------   ------   ------
     Total from investment
       operations......................        0.25              0.63     0.57     0.71     0.57     0.74
                                             ------            ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment
       income).........................       (0.31)            (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
     Return of capital.................          --                --       --    (0.00)      --       --
                                             ------            ------   ------   ------   ------   ------
     Total distributions...............       (0.31)            (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
                                             ------            ------   ------   ------   ------   ------
Net Asset Value, End of Year...........      $10.07            $10.13   $10.15   $10.17   $10.12   $10.21
                                             ======            ======   ======   ======   ======   ======
Total Return...........................        2.54%++           6.37%    5.77%    7.23%    5.78%    7.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).....         $43.0           $28.0    $21.7    $18.7    $19.8    $10.5
Ratio of expenses to average net
  assets:
     Before expense reimbursement......        0.72%+            0.92%    0.96%    0.88%    1.26%    2.06%
     After expense reimbursement.......        0.48%+            0.48%    0.48%    0.48%    0.48%    0.48%
Ratio of net investment income to
  average net assets:

     Before expense reimbursement......        5.64%+            5.92%    5.34%    6.15%    5.74%    4.16%

     After expense reimbursement.......        5.88%+            6.36%    5.82%    6.55%    6.52%    5.74%
Portfolio turnover rate................          91%++            121%     154%      60%      81%     135%

(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)

                    COMMON STOCKS--99.3%                      SHARES        VALUE
------------------------------------------------------------------------------------
AEROSPACE--4.8%
     Lockheed Martin Corporation............................    8,000    $   678,000
     Northrop Grumman Corporation...........................   13,000        950,625
     Rockwell International Corporation.....................    6,000        291,375
                                                                         -----------
                                                                           1,920,000
                                                                         -----------
APPAREL & TEXTILES--0.8%
     Russell Corporation....................................   15,300        310,781
                                                                         -----------
AUTO PARTS--2.1%
     Dana Corporation.......................................   15,500        633,562
     Meritor Automotive, Inc. ..............................        1             21
     TRW Inc. ..............................................    3,400        191,038
                                                                         -----------
                                                                             824,621
                                                                         -----------
AUTOS & TRUCKS--6.2%
     Ford Motor Company.....................................   21,400      1,255,912
     General Motors Corporation.............................   17,000      1,216,562
                                                                         -----------
                                                                           2,472,474
                                                                         -----------
BANKS--7.6%
     Bank One Corporation...................................   19,600      1,000,825
     First Union Corporation................................    7,370        448,188
     Fleet Financial Group, Inc. ...........................   12,000        536,250
     KeyCorp................................................   14,200        454,400
     Washington Mutual, Inc. ...............................   15,624        596,642
                                                                         -----------
                                                                           3,036,305
                                                                         -----------
BEVERAGES--1.2%
     Anheuser-Busch Companies, Inc. ........................    7,000        459,375
                                                                         -----------
BUILDING & FOREST PRODUCTS--2.5%
     Georgia-Pacific (Timber Group).........................   10,900        259,556
     Weyerhaeuser Company...................................   14,500        736,781
                                                                         -----------
                                                                             996,337
                                                                         -----------
CHEMICALS--3.6%
     The Dow Chemical Company...............................    7,600        691,125
     duPont (E.I.) de Nemours & Company.....................    6,000        318,375
     Eastman Chemical Company...............................    8,100        362,475
     Millennium Chemicals, Inc. ............................    2,214         44,003
                                                                         -----------
                                                                           1,415,978
                                                                         -----------

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1998 (Unaudited)

                                                              SHARES        VALUE
                                                              ------        -----
CONGLOMERATES--2.0%
     Tenneco, Inc. .........................................   23,300    $   793,656
                                                                         -----------
CONSUMER PRODUCTS--0.5%
     Tupperware Corporation.................................   11,500        189,031
                                                                         -----------
DRUGS--1.1%
     American Home Products Corporation.....................    8,000        450,500
                                                                         -----------
ENGINEERING & CONSTRUCTION--0.7%
     Harsco Corporation.....................................    9,300        283,069
                                                                         -----------
FINANCIAL SERVICES--3.1%
     Associates First Capital Corporation--Class A..........    4,642        196,705
     Household International, Inc. .........................   16,119        638,715
     Transamerica Corporation...............................    3,300        381,150
                                                                         -----------
                                                                           1,216,570
                                                                         -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--1.9%
     Whirlpool Corporation..................................   14,000        775,250
                                                                         -----------
INSURANCE--5.7%
     American General Corporation...........................    6,087        474,786
     Lincoln National Corporation...........................    6,300        515,419
     Safeco Corporation.....................................   14,000        601,125
     St. Paul Companies, Inc. ..............................    9,400        326,650
     TIG Holdings, Inc. ....................................   22,600        351,713
                                                                         -----------
                                                                           2,269,693
                                                                         -----------
LEISURE/TOYS--0.8%
     Fortune Brands, Inc. ..................................   10,000        316,250
                                                                         -----------
MACHINERY--1.4%
     New Holland N.V........................................   41,000        561,188
                                                                         -----------
MEDICAL PRODUCTS & SUPPLIES--1.1%
     Baxter International, Inc. ............................    6,700        430,894
                                                                         -----------
METALS & MINING--3.0%
     Alcoa, Inc. ...........................................    8,300        618,869
     Phelps Dodge Corporation...............................    3,200        162,800
     Reynolds Metals Company................................    8,100        426,769
                                                                         -----------
                                                                           1,208,438
                                                                         -----------
NATURAL GAS--1.5%
     Eastern Enterprises....................................   13,600        595,000
                                                                         -----------

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1998 (Unaudited)

                                                              SHARES        VALUE
                                                              ------        -----
OIL--DOMESTIC--6.7%
     Atlantic Richfield Company.............................    5,900    $   384,975
     Occidental Petroleum Corporation.......................   35,200        594,000
     Phillips Petroleum Company.............................   20,300        865,288
     Texaco Inc. ...........................................    1,000         52,875
     USX-Marathon Group, Inc. ..............................   14,800        445,850
     Ultramar Diamond Shamrock Corporation..................   13,300        322,525
                                                                         -----------
                                                                           2,665,513
                                                                         -----------
PAPER--3.0%
     Georgia-Pacific Group..................................    4,900        286,956
     International Paper Company............................   12,000        537,750
     Union Camp Corporation.................................    5,700        384,750
                                                                         -----------
                                                                           1,209,456
                                                                         -----------
PHOTOGRAPHY & OPTICAL--1.7%
     Eastman Kodak Company..................................    9,400        676,800
                                                                         -----------
POLLUTION CONTROL--2.0%
     Browning-Ferris Industries, Inc. ......................   10,072        286,422
     Waste Management, Inc. ................................   10,530        490,961
                                                                         -----------
                                                                             777,383
                                                                         -----------
RAILROADS--1.7%
     CSX Corporation........................................    1,900         78,850
     Norfolk Southern Corporation...........................   19,100        605,231
                                                                         -----------
                                                                             684,081
                                                                         -----------
RETAIL--3.9%
     Intimate Brands, Inc. .................................    9,700        289,788
     J.C. Penney Company, Inc. .............................    8,800        412,500
     May Department Stores Company..........................    8,400        507,150
     Sears, Roebuck & Company...............................    8,000        340,000
                                                                         -----------
                                                                           1,549,438
                                                                         -----------
SAVINGS & LOANS--2.3%
     Fannie Mae.............................................   12,300        910,200
                                                                         -----------
STEEL--1.6%
     USX-U.S. Steel Group, Inc. ............................   27,800        639,400
                                                                         -----------
TOBACCO--4.3%
     Philip Morris Companies, Inc. .........................   32,200      1,722,700
                                                                         -----------
TRUCKING--0.5%
     Ryder System, Inc. ....................................    8,000        208,000
                                                                         -----------

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1998 (Unaudited)

                                                              SHARES        VALUE
                                                              ------        -----
UTILITY--ELECTRIC--11.4%
     CMS Energy Corporation.................................   12,000    $   581,250
     Central & South West Corporation.......................    7,000        192,063
     DTE Energy Company.....................................    4,000        171,500
     Edison International...................................    7,100        197,912
     Entergy Corporation....................................    7,400        230,325
     GPU, Inc. .............................................    5,400        238,612
     Illinova Corporation...................................   27,200        680,000
     PECO Energy Company....................................   12,900        536,963
     P P & L Resources, Inc. ...............................   12,937        360,619
     PacifiCorp.............................................    6,600        139,013
     Public Service Enterprises Group, Inc. ................   11,000        440,000
     SCANA Corporation......................................   13,200        425,700
     Texas Utilities Company................................    5,502        256,875
     USEC, Inc. ............................................    7,400        102,675
                                                                         -----------
                                                                           4,553,507
                                                                         -----------
UTILITY--TELEPHONE--8.6%
     AT&T Corporation.......................................   13,600      1,023,400
     ALLTEL Corporation.....................................   13,600        813,450
     Bell Atlantic Corporation..............................   11,980        634,940
     GTE Corporation........................................    1,400         91,000
     SBC Communications, Inc. ..............................   16,090        862,826
                                                                         -----------
                                                                           3,425,616
                                                                         -----------
     Total common stocks (cost $29,850,158).................              39,547,504
                                                                         -----------

                                                              PRINCIPAL
             VARIABLE RATE DEMAND NOTES*--0.6%                 AMOUNT
--------------------------------------------------------------------------------------
     General Mills, Inc., 5.2337%                             $156,318         156,318
     Pitney Bowes, Inc., 5.2337%                                73,634          73,634
                                                                           -----------
     Total variable rate demand notes (cost $229,952)                          229,952
                                                                           -----------
Total investments--99.9% (cost $30,080,110)                                 39,777,456
Other assets in excess of liabilities--0.1%                                     54,444
                                                                           -----------
     TOTAL NET ASSETS--100.0%...............................               $39,831,900
                                                                           ===========

---------------

  * Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 1998

ASSETS:
     Investments, at value (cost $30,080,110)...............   $39,777,456
     Dividends and interest receivable......................        96,722
     Receivable for investments sold........................        64,042
     Prepaid expenses.......................................         1,663
                                                               -----------
          Total assets......................................    39,939,883
                                                               -----------
LIABILITIES:
     Payable to Advisor.....................................           844
     Payable for investments purchased......................        81,647
     Accrued expenses and other liabilities.................        25,492
                                                               -----------
          Total liabilities.................................       107,983
                                                               -----------
          Net assets........................................   $39,831,900
                                                               ===========
NET ASSETS CONSIST OF:
     Paid in capital........................................   $29,684,645
     Undistributed net investment income....................        17,265
     Undistributed net realized gains on investments........       432,644
     Net unrealized appreciation on investments.............     9,697,346
                                                               -----------
          Net assets........................................   $39,831,900
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value
      authorized)...........................................     2,470,539
     Net asset value per share (offering and redemption
      price)................................................   $     16.12
                                                               ===========

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
Six Months Ended December 31, 1998

INVESTMENT INCOME
  Income *
     Dividends..............................................  $   553,179
     Interest...............................................        4,734
                                                              -----------
          Total income......................................      557,913
                                                              -----------
  Expenses
     Advisory fee...........................................      100,346
     Legal and auditing fees................................        3,100
     Custodian fees and expenses............................        5,155
     Accounting fee.........................................        6,509
     Administration fee.....................................        2,075
     Trustees' fees and expenses............................        1,710
     Reports to shareholders................................        2,000
     Other expenses.........................................        1,134
                                                              -----------
          Total expenses....................................      122,029
     Less, expense reimbursement............................      (21,683)
                                                              -----------
          Net expenses......................................      100,346
                                                              -----------
  Net investment income.....................................      457,567
                                                              -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized gain on securities transactions...........      972,662
     Net change in unrealized depreciation of securities....   (2,301,284)
                                                              -----------
          Net loss on investments...........................   (1,328,622)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (871,055)
                                                              ===========
---------------
* Net of Foreign Taxes withheld.............................  $        50
                                                              ===========

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                            DECEMBER 31, 1998         YEAR ENDED
                                                               (UNAUDITED)           JUNE 30, 1998
                                                            -----------------        -------------
OPERATIONS:
     Net investment income................................     $   457,567            $   857,023
     Net realized gain on securities transactions.........         972,662              3,890,091
     Net change in unrealized appreciation (depreciation)
       of securities......................................      (2,301,284)             3,049,489
                                                               -----------            -----------
          Net increase (decrease) in net assets resulting
            from operations...............................        (871,055)             7,796,603
                                                               -----------            -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income................................        (440,612)              (862,305)
     Net realized gain on securities transactions.........      (3,955,702)            (2,201,788)
                                                               -----------            -----------
          Total dividends and distributions...............      (4,396,314)            (3,064,093)
                                                               -----------            -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold........................               0                      0
     Shares issued in connection with payment of dividends
       and distributions..................................       4,396,314              3,064,093
     Cost of shares redeemed..............................         (22,500)               (30,000)
                                                               -----------            -----------
          Net increase in net assets from Fund share
            transactions..................................       4,373,814              3,034,093
                                                               -----------            -----------
Total increase (decrease) in net assets...................        (893,555)             7,766,603
NET ASSETS:
     Beginning of year....................................      40,725,455             32,958,852
                                                               -----------            -----------
     End of year*.........................................     $39,831,900            $40,725,455
                                                               ===========            ===========
*Including undistributed net investment income of:........     $    17,265            $       310
                                                               ===========            ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold..........................................               0                      0
     Shares issued in connection with payment of dividends
       and distributions..................................         276,038                178,122
     Shares redeemed......................................          (1,349)                (1,656)
                                                               -----------            -----------
          Net increase....................................         274,689                176,466
                                                               ===========            ===========

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1998

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. The sole shareholder of the Fund is The Prudential Insurance Company of America. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In addition to the Fund, the Trust also offers the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, the Total Return Bond Fund, the Mid-Cap Fund, and the Global Equity Fund (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets,
          (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
December 31, 1998

               USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

               OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average daily net assets, and 0.50% of the average daily net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the advisory fee. For the six months ended December 31, 1998, the Advisor paid $21,683 of operating expenses on behalf of the Fund.

               As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1998 were $2,877,466 and $2,464,125, respectively. There were no purchases or sales of long-term U.S. government securities.

               At December 31, 1998 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $9,697,346, of which $11,778,787 related to appreciated securities and $2,081,441 related to depreciated securities. At December 31, 1998, the cost of investments for book and federal income tax purposes was $30,080,110.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 1998    ----------------------------------------------
                                                    (UNAUDITED)        1998      1997      1996      1995      1994
                                                 -----------------     ----      ----      ----      ----      ----
Net Asset Value, Beginning of Year..............      $18.55          $16.32    $13.51    $11.53    $ 9.89    $10.31
                                                      ------          ------    ------    ------    ------    ------
  Income from Investment Operations:
    Net investment income.......................        0.20            0.41      0.39      0.34      0.41      0.40
    Net realized and unrealized gain (loss) on
      investments...............................       (0.64)           3.31      3.30      2.26      1.59     (0.24)
                                                      ------          ------    ------    ------    ------    ------
    Total from investment operations............       (0.44)           3.72      3.69      2.60      2.00      0.16
                                                      ------          ------    ------    ------    ------    ------
  Less Distributions:
    Dividends (from net investment income)......       (0.20)          (0.41)    (0.40)    (0.40)    (0.34)    (0.38)
    Distributions (from realized gains).........       (1.79)          (1.08)    (0.48)    (0.22)    (0.02)    (0.20)
                                                      ------          ------    ------    ------    ------    ------
    Total distributions.........................       (1.99)          (1.49)    (0.88)    (0.62)    (0.36)    (0.58)
                                                      ------          ------    ------    ------    ------    ------
Net Asset Value, End of Year....................      $16.12          $18.55    $16.32    $13.51    $11.53    $ 9.89
                                                      ======          ======    ======    ======    ======    ======
Total Return....................................       (2.17%)++       23.69%    28.20%    22.93%    20.62%     1.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)..............      $ 39.8           $40.7     $33.0     $24.6     $17.4     $10.5
Ratio of expenses to average net assets:
    Before expense reimbursement................        0.63%+          0.73%     0.75%     0.76%     1.05%     1.20%
    After expense reimbursement.................        0.52%+          0.52%     0.53%     0.54%     0.58%     0.60%
Ratio of net investment income to average net
  assets:
    Before expense reimbursement................        2.25%+          2.06%     2.50%     2.78%     3.58%     3.32%
    After expense reimbursement.................        2.36%+          2.27%     2.72%     3.00%     4.03%     3.91%
Portfolio turnover..............................           6%             21%       22%       21%       29%       26%

 + Annualized
++ Not Annualized

                     See Notes to the Financial Statements.

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 99.2%              Shares       Value
----------------------------------------------------------
AEROSPACE -- 4.0%
 ..........................................................
Lockheed Martin Corporation          12,000   $  1,270,500
 ..........................................................
Northrop Grumman Corporation         40,729      4,200,178
 ..........................................................
Rockwell International
  Corporation                        32,721      1,572,653
 ..................... .....................    -----------
                                                 7,043,331
----------------------------------------------------------
APPAREL & TEXTILES -- 0.8%
 ..........................................................
Russell Corporation                  46,000      1,388,625
----------------------------------------------------------
AUTO PARTS -- 1.7%
 ..........................................................
Dana Corporation                     50,000      2,675,000
 ..........................................................
Meritor Automotive, Inc.             10,874        260,976
 ..................... .....................    -----------
                                                 2,935,976
----------------------------------------------------------
AUTOS & TRUCKS -- 6.9%
 ..........................................................
Ford Motor Company                  106,000      6,254,000
 ..........................................................
General Motors Corporation           88,000      5,879,500
 ..................... .....................    -----------
                                                12,133,500
----------------------------------------------------------
BANKS -- 6.6%
 ..........................................................
Banc One Corporation                 16,000        893,000
 ..........................................................
First Chicago NBD Corporation        44,468      3,940,977
 ..........................................................
First Union Corporation              31,000      1,805,750
 ..........................................................
Fleet Financial Group, Inc.          31,000      2,588,500
 ..........................................................
KeyCorp                              68,000      2,422,500
 ..................... .....................    -----------
                                                11,650,727
----------------------------------------------------------
BEVERAGES -- 0.4%
 ..........................................................
Anheuser-Busch Companies, Inc.       16,500        778,594
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 2.4%
 ..........................................................
Georgia-Pacific (Timber Group)       50,710      1,169,499
 ..........................................................
Weyerhaeuser Company                 64,000      2,956,000
 ..................... .....................    -----------
                                                 4,125,499
----------------------------------------------------------

----------------------------------------------------------
                                    Shares       Value
CHEMICALS -- 2.8%
 ..........................................................
The Dow Chemical Company             32,700   $  3,161,681
 ..........................................................
Eastman Chemical Company             28,000      1,743,000
 ..................... .....................    -----------
                                                 4,904,681
----------------------------------------------------------
CONGLOMERATES -- 1.8%
 ..........................................................
Tenneco, Inc.                        83,000      3,159,188
----------------------------------------------------------
CONSUMER PRODUCTS -- 1.0%
 ..........................................................
Tupperware Corporation               64,000      1,800,000
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.1%
 ..........................................................
Harsco Corporation                   40,195      1,841,433
----------------------------------------------------------
FINANCIAL SERVICES -- 4.3%
 ..........................................................
Associates First Capital
  Corporation - Class A              29,000      2,229,375
 ..........................................................
Beneficial Corporation               17,000      2,604,188
 ..........................................................
Household International, Inc.        19,500        970,125
 ..........................................................
Transamerica Corporation             15,500      1,784,437
 ..................... .....................    -----------
                                                 7,588,125
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.4%
 ..........................................................
Whirlpool Corporation                62,000      4,262,500
----------------------------------------------------------
INSURANCE -- 6.2%
 ..........................................................
American General Corporation         44,000      3,132,250
 ..........................................................
Lincoln National Corporation         23,000      2,101,625
 ..........................................................
Safeco Corporation                   57,900      2,627,212
 ..........................................................
St. Paul Companies, Inc.             42,000      1,766,625
 ..........................................................
TIG Holdings, Inc.                   56,133      1,291,059
 ..................... .....................    -----------
                                                10,918,771
----------------------------------------------------------
LEISURE/TOYS -- 1.1%
 ..........................................................
Fortune Brands, Inc.                 48,200      1,852,687
----------------------------------------------------------
MACHINERY -- 1.6%
 ..........................................................
New Holland N.V.                    143,300      2,812,263
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
METALS & MINING -- 3.3%
 ..........................................................
Aluminum Company of America          38,000   $  2,505,625
 ..........................................................
Phelps Dodge Corporation             14,300        817,781
 ..........................................................
Reynolds Metals Company              44,000      2,461,250
 ..................... .....................    -----------
                                                 5,784,656
----------------------------------------------------------
NATURAL GAS -- 1.0%
 ..........................................................
Eastern Enterprises                  39,000      1,672,125
----------------------------------------------------------
OIL -- DOMESTIC -- 8.4%
 ..........................................................
Atlantic Richfield Company           38,457      3,004,453
 ..........................................................
Occidental Petroleum Corporation    157,000      4,239,000
 ..........................................................
Phillips Petroleum Company           84,500      4,071,844
 ..........................................................
USX-Marathon Group, Inc.             52,000      1,784,250
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                        50,000      1,578,125
 ..................... .....................    -----------
                                                14,677,672
----------------------------------------------------------
PAPER -- 2.7%
 ..........................................................
Georgia-Pacific Group                20,493      1,207,806
 ..........................................................
International Paper Company          47,500      2,042,500
 ..........................................................
Union Camp Corporation               29,000      1,439,125
 ..................... .....................    -----------
                                                 4,689,431
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.6%
 ..........................................................
Eastman Kodak Company                38,800      2,834,825
----------------------------------------------------------
POLLUTION CONTROL -- 2.7%
 ..........................................................
Browning-Ferris Industries, Inc.     47,000      1,633,250
 ..........................................................
Waste Management, Inc.               87,000      3,045,000
 ..................... .....................    -----------
                                                 4,678,250
----------------------------------------------------------

----------------------------------------------------------
                                    Shares       Value
RAILROADS -- 1.9%
 ..........................................................
CSX Corporation                      15,000   $    682,500
 ..........................................................
Norfolk Southern Corporation         86,000      2,563,875
 ..................... .....................    -----------
                                                 3,246,375
----------------------------------------------------------
RETAIL -- 4.6%
 ..........................................................
Intimate Brands, Inc.                46,500      1,281,656
 ..........................................................
J.C. Penney Company, Inc.            35,000      2,530,937
 ..........................................................
May Department Stores Company        32,500      2,128,750
 ..........................................................
Sears, Roebuck & Company             34,400      2,100,550
 ..................... .....................    -----------
                                                 8,041,893
----------------------------------------------------------
SAVINGS & LOANS -- 4.2%
 ..........................................................
Fannie Mae                           55,000      3,341,250
 ..........................................................
H.F. Ahmanson & Company              56,200      3,990,200
 ..................... .....................    -----------
                                                 7,331,450
----------------------------------------------------------
STEEL -- 2.3%
 ..........................................................
Allegheny Teledyne, Inc.             56,000      1,281,000
 ..........................................................
USX-U.S. Steel Group, Inc.           85,000      2,805,000
 ..................... .....................    -----------
                                                 4,086,000
----------------------------------------------------------
TOBACCO -- 3.9%
 ..........................................................
Philip Morris Companies, Inc.       151,825      5,978,109
 ..........................................................
UST, Inc.                            30,000        810,000
 ..................... .....................    -----------
                                                 6,788,109
----------------------------------------------------------
TRUCKING -- 0.8%
 ..........................................................
Ryder System, Inc.                   43,000      1,357,188
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
UTILITY -- ELECTRIC -- 11.1%
 ..........................................................
CMS Energy Corporation               72,000   $  3,168,000
 ..........................................................
Central & South West Corporation     75,000      2,015,625
 ..........................................................
DTE Energy Company                   48,000      1,938,000
 ..........................................................
Entergy Corporation                  33,800        971,750
 ..........................................................
GPU, Inc.                            25,000        945,313
 ..........................................................
Illinova Corporation                120,000      3,600,000
 ..........................................................
PacifiCorp                           48,121      1,088,738
 ..........................................................
PECO Energy Company                  19,168        559,466
 ..........................................................
PP&L Resources, Inc.                 60,000      1,361,250
 ..........................................................
Public Service Enterprises Group,
  Inc.                               59,000      2,031,813
 ..........................................................
SCANA Corporation                    62,000      1,848,375
 ..................... .....................    -----------
                                                19,528,330
----------------------------------------------------------
UTILITY -- TELEPHONE -- 5.6%
 ..........................................................
AT&T Corporation                     74,700      4,267,238
 ..........................................................
ALLTEL Corporation                   68,000      3,162,000
 ..........................................................
Bell Atlantic Corporation            54,000      2,463,750
 ..................... .....................    -----------
                                                 9,892,988
----------------------------------------------------------
Total common stocks
  (cost $129,676,443)                          173,805,192
----------------------------------------------------------

VARIABLE RATE                      Principal
DEMAND NOTES * -- 0.4%              Amount         Value
------------------------------------------------------------
General Mills, Inc., 5.2651%       $230,978     $    230,978
 ............................................................
Pitney Bowes, Inc., 5.2651%         596,679          596,679
 ..................... ......................     -----------
Total variable rate demand notes                     827,657
  (cost $827,657)
------------------------------------------------------------
Total investments -- 99.6%
  (cost $130,504,100)                            174,632,849
 ............................................................
Other assets in excess of
  liabilities -- 0.4%                                621,736
 ..................... ......................     -----------
Total net assets -- 100.0%                      $175,254,585
------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

COMMON STOCKS -- 93.7%                Shares       Value
-----------------------------------------------------------
AEROSPACE -- 1.9%
 ...........................................................
Northrop Grumman Corporation            1,400   $   144,375
-----------------------------------------------------------
APPAREL & TEXTILES -- 3.9%
 ...........................................................
Coats Viyella PLC ADR                  24,600        91,118
 ...........................................................
Russell Corporation                     6,700       202,256
 ...................... ......................    ----------
                                                    293,374
-----------------------------------------------------------
AUTO PARTS -- 6.1%
 ...........................................................
Dana Corporation                        1,800        96,300
 ...........................................................
Echlin, Inc.                            1,800        88,312
 ...........................................................
ITT Industries, Inc.                    3,500       130,812
 ...........................................................
Lear Corporation #                      2,800       143,675
 ...................... ......................    ----------
                                                    459,099
-----------------------------------------------------------
BANKS -- 7.2%
 ...........................................................
Compass Bancshares, Inc.                1,150        51,894
 ...........................................................
Colonial BancGroup, Inc.                2,000        64,500
 ...........................................................
First Midwest Bancorp, Inc.             2,000        87,937
 ...........................................................
Union Planters Corporation              1,600        94,100
 ...........................................................
UnionBanCal Corporation                 2,500       241,250
 ...................... ......................    ----------
                                                    539,681
-----------------------------------------------------------
BEVERAGES -- 1.7%
 ...........................................................
Pernod Ricard SA ADR                    7,200       124,743
-----------------------------------------------------------
CHEMICALS -- 3.9%
 ...........................................................
DSM N.V. ADR                            3,500        89,813
 ...........................................................
Eastman Chemical Company                2,000       124,500
 ...........................................................
Lyondell Petrochemical Company          2,500        76,094
 ...................... ......................    ----------
                                                    290,407
-----------------------------------------------------------
COMMUNICATION EQUIPMENT MANUFACTURERS -- 0.6%
 ...........................................................
Princeton Video Image, Inc. #          10,200        47,175
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 1.4%
 ...........................................................
Groupe AB SA ADR #                     18,300       102,937
-----------------------------------------------------------

                                      Shares       Value
-----------------------------------------------------------
COMPUTERS -- 2.2%
 ...........................................................
Komag, Inc. #                           5,600   $    29,925
 ...........................................................
Quantum Corporation #                   6,500       134,875
 ...................... ......................    ----------
                                                    164,800
-----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 2.2%
 ...........................................................
Vanstar Corporation #                  11,400       166,013
-----------------------------------------------------------
CONSUMER NON-DURABLES -- MISCELLANEOUS -- 0.2%
 ...........................................................
The Dial Corporation                      600        15,562
-----------------------------------------------------------
CONSUMER PRODUCTS -- 1.9%
 ...........................................................
Tupperware Corporation                  5,200       146,250
-----------------------------------------------------------
CONTAINERS -- 2.7%
 ...........................................................
Crown Cork & Seal Company, Inc.         4,300       204,250
-----------------------------------------------------------
ELECTRIC PRODUCTS -- 1.7%
 ...........................................................
UCAR International, Inc. #              4,500       131,344
-----------------------------------------------------------
ELECTRONICS -- 2.8%
 ...........................................................
Avnet, Inc.                             2,000       109,375
 ...........................................................
Silicon Valley Group, Inc. #            6,400       102,800
 ...................... ......................    ----------
                                                    212,175
-----------------------------------------------------------
FOODS -- 1.2%
 ...........................................................
Dean Foods Company                      1,700        93,394
-----------------------------------------------------------
HEALTHCARE -- DRUGS -- 1.1%
 ...........................................................
Bergen Brunswig Corporation - Class
  A                                     1,800        83,475
-----------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 1.3%
 ...........................................................
Foundation Health Systems, Inc. -
  Class A #                             3,700        97,587
-----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.3%
 ...........................................................
Whirlpool Corporation                   2,500       171,875
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
INSURANCE -- 3.6%
 ...........................................................
Harleysville Group, Inc.                3,400   $    70,550
 ...........................................................
IPC Holdings Limited                    3,000        90,938
 ...........................................................
Ohio Casualty Corporation               1,200        53,100
 ...........................................................
St. Paul Companies, Inc.                1,400        58,888
 ...................... ......................    ----------
                                                    273,476
-----------------------------------------------------------
MACHINERY -- 3.2%
 ...........................................................
EVI Weatherford, Inc. #                 3,230       119,914
 ...........................................................
New Holland N.V.                        6,100       119,713
 ...................... ......................    ----------
                                                    239,627
-----------------------------------------------------------
METALS & MINING -- 1.5%
 ...........................................................
Reynolds Metals Company                 2,000       111,875
-----------------------------------------------------------
MISCELLANEOUS -- 3.3%
 ...........................................................
American Coin Merchandising, Inc. #     9,800       193,550
 ...........................................................
Zapata Corporation                      5,300        52,338
 ...................... ......................    ----------
                                                    245,888
-----------------------------------------------------------
NATURAL GAS -- 1.0%
 ...........................................................
Equitable Resources, Inc.               1,400        42,700
 ...........................................................
MCN Energy Group, Inc.                  1,300        32,337
 ...................... ......................    ----------
                                                     75,037
-----------------------------------------------------------
OIL -- DOMESTIC -- 4.7%
 ...........................................................
Murphy Oil Corporation                  2,600       131,787
 ...........................................................
Phillips Petroleum Company              2,000        96,375
 ...........................................................
Valero Energy Corporation               3,800       126,350
 ...................... ......................    ----------
                                                    354,512
-----------------------------------------------------------
OIL & GAS DRILLING -- 3.4%
 ...........................................................
Diamond Offshore Drilling, Inc.         1,500        60,000
 ...........................................................
Nuevo Energy Corporation #              3,000        96,375
 ...........................................................
Pioneer Natural Resources Company       4,300       102,663
 ...................... ......................    ----------
                                                    259,038
-----------------------------------------------------------
OIL & GAS SERVICES -- 2.4%
 ...........................................................
Tidewater, Inc.                         5,500       181,500
-----------------------------------------------------------

                                      Shares       Value
-----------------------------------------------------------
OIL WELL SERVICES -- 0.2%
 ...........................................................
Bayard Drilling Technologies, Inc.
  #                                     1,000   $     8,125
 ...........................................................
TransCoastal Marine Services, Inc.
  #                                     1,800        10,856
 ...................... ......................    ----------
                                                     18,981
-----------------------------------------------------------
PAPER -- 2.7%
 ...........................................................
Chesapeake Corporation                  2,800       109,025
 ...........................................................
Consolidated Papers, Inc.               3,400        92,650
 ...................... ......................    ----------
                                                    201,675
-----------------------------------------------------------
POLLUTION CONTROL -- 1.0%
 ...........................................................
Waste Management International PLC
  #                                     7,100        77,213
-----------------------------------------------------------
PROFESSIONAL SERVICES -- 0.9%
 ...........................................................
Olsten Corporation                      6,200        69,362
-----------------------------------------------------------
PUBLISHING -- 0.1%
 ...........................................................
Playboy Enterprises, Inc. - Class A
  #                                       500         8,187
-----------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
 ...........................................................
Redwood Trust, Inc.                     4,400        77,275
-----------------------------------------------------------
RETAIL -- 1.1%
 ...........................................................
Family Dollar Stores, Inc.              4,300        79,550
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.8%
 ...........................................................
AutoZone, Inc. #                        2,000        63,875
-----------------------------------------------------------
SAVINGS & LOANS -- 2.2%
 ...........................................................
Charter One Financial, Inc.             2,500        84,219
 ...........................................................
Washington Federal, Inc.                3,003        82,958
 ...................... ......................    ----------
                                                    167,177
-----------------------------------------------------------
STEEL -- 3.3%
 ...........................................................
AK Steel Holding Corporation            7,200       128,700
 ...........................................................
USX-U.S. Steel Group, Inc.              3,600       118,800
 ...................... ......................    ----------
                                                    247,500
-----------------------------------------------------------
TOBACCO -- 3.9%
 ...........................................................
RJR Nabisco Holdings Corp.              9,000       213,750
 ...........................................................
Universal Corporation/VA                2,200        82,225
 ...................... ......................    ----------
                                                    295,975
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
TRANSPORTATION -- AIR -- 0.7%
 ...........................................................
ASA Holdings, Inc.                      1,000   $    49,625
-----------------------------------------------------------
TRUCKING -- 0.8%
 ...........................................................
Ryder System, Inc.                      1,800        56,813
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 5.6%
 ...........................................................
GPU, Inc.                               4,000       151,250
 ...........................................................
Montana Power Company                   1,600        55,600
 ...........................................................
PacifiCorp                              4,900       110,863
 ...........................................................
PP&L Resources, Inc.                    4,700       106,631
 ...................... ......................    ----------
                                                    424,344
-----------------------------------------------------------
Total common stocks
  (cost $7,428,386)                               7,067,021
-----------------------------------------------------------
VARIABLE RATE
DEMAND NOTES*                        Principal
-- 6.8%                               Amount
-----------------------------------------------------------
General Mills, Inc., 5.2651%         $200,000       200,000
 ...........................................................
Pitney Bowes, Inc., 5.2651%           200,000       200,000
 ...........................................................
Warner-Lambert Co., 5.2660%           111,047       111,047
 .............................................    ----------
Total variable rate demand notes                    511,047
  (cost $511,047)
-----------------------------------------------------------
Total investments -- 100.5%
  (cost $7,939,433)                               7,578,068
 ...........................................................
Liabilities in excess of other
  assets -- (0.5)%                                  (38,888)
 ...................... ......................    ----------
Total net assets -- 100.0%                      $ 7,539,180
-----------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

ADR -- American Depository Receipts.

# -- Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP FUND

     COMMON STOCKS-- 96.1%           Shares         Value
------------------------------------------------------------
AEROSPACE -- 3.8%
 ............................................................
AVTEAM, Inc. #                        337,700    $ 3,630,275
------------------------------------------------------------
AUTO PARTS -- 3.5%
 ............................................................
Stoneridge, Inc. #                    157,600      2,876,200
 ............................................................
Titan International, Inc.              26,500        450,500
 ...................... ......................     ----------
                                                   3,326,700
------------------------------------------------------------
APPLIANCE & HOUSEHOLD FURNITURE -- 2.2%
 ............................................................
Hussman International, Inc.           110,800      2,056,725
------------------------------------------------------------
BANK & BANK HOLDING COMPANIES -- 2.0%
 ............................................................
Banknorth Group, Inc.                   9,200        340,400
 ............................................................
First Midwest Bancorp Inc.             19,700        866,184
 ............................................................
Hubco, Inc.                            18,000        644,625
 ...................... ......................     ----------
                                                   1,851,209
------------------------------------------------------------
CHEMICALS -- 3.2%
 ............................................................
The Carbide/Graphite Group, Inc.
  #                                   110,600      3,076,063
------------------------------------------------------------
COMMERCIAL SERVICES -- 2.3%
 ............................................................
FirstService Corporation #            173,100      2,207,025
------------------------------------------------------------
COMMUNICATION EQUIPMENT/MANUFACTURERS -- 0.4%
 ............................................................
Princeton Video Image, Inc.#           73,800        341,325
------------------------------------------------------------
COMMUNICATIONS & MEDIA -- 2.0%
 ............................................................
Groupe AB SA ADR #                    338,900      1,906,312
------------------------------------------------------------
COMPUTERS -- 1.6%
 ............................................................
Hutchinson Technology, Inc. #          19,500        531,375
 ............................................................
MICROS Systems, Inc. #                 29,300        969,647
 ...................... ......................     ----------
                                                   1,501,022
------------------------------------------------------------
COMPUTER SYSTEMS -- 4.0%
 ............................................................
Radisys Corporation #                 174,600      3,753,900
------------------------------------------------------------
ELECTRONICS -- 2.1%
 ............................................................
Hadco Corporation #                    41,900        976,794
 ............................................................
Silicon Valley Group, Inc. #           60,900        978,206
 ...................... ......................     ----------
                                                   1,955,000
------------------------------------------------------------

                                     Shares         Value
------------------------------------------------------------
ENTERTAINMENT -- 2.1%
 ............................................................
Alliance Communications
  Corporation Class B #               116,000    $ 2,001,000
------------------------------------------------------------
FINANCE -- MISCELLANEOUS -- 3.2%
 ............................................................
Executive Risk, Inc.                   41,700      3,075,375
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 3.4%
 ............................................................
J & J Snack Foods Corporation #       154,300      3,221,012
------------------------------------------------------------
HEALTHCARE -- MISCELLANEOUS -- 5.0%
 ............................................................
HealthPlan Services Corporation       273,400      4,784,500
------------------------------------------------------------
INSURANCE -- 10.4%
 ............................................................
ESG Re Limited                        284,200      6,145,825
 ............................................................
FPIC Insurance Group, Inc. #           36,100      1,213,862
 ............................................................
Stirling Cooke Brown Holdings
  Limited                              88,900      2,500,313
 ...................... ......................     ----------
                                                   9,860,000
------------------------------------------------------------
MACHINERY -- 4.8%
 ............................................................
Denison International PLC ADR #       183,000      3,614,250
 ............................................................
Hawk Corporation Class A #             56,100        988,763
 ...................... ......................     ----------
                                                   4,603,013
------------------------------------------------------------
METALS & MINING -- 0.3%
 ............................................................
Northwest Pipe Company #               12,900        303,150
------------------------------------------------------------
MISCELLANEOUS -- 12.5%
 ............................................................
American Coin Merchandising,
  Inc. #                              347,000      6,853,250
 ............................................................
Mac-Gray Corporation #                 17,400        221,850
 ............................................................
Ralcorp Holdings, Inc. #              155,000      2,925,625
 ............................................................
Zapata Corporation                    190,300      1,879,212
 ...................... ......................     ----------
                                                  11,879,937
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 2.2%
 ............................................................
Abraxas Petroleum Corporation #        83,100        758,288
 ............................................................
Trico Marine Services, Inc. #         100,100      1,370,119
 ...................... ......................     ----------
                                                   2,128,407
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Shares         Value
------------------------------------------------------------
OIL & GAS DRILLING -- 2.2%
 ............................................................
Coho Energy, Inc. #                   134,000    $   904,500
 ............................................................
Nuevo Energy Company #                 36,000      1,156,500
 ...................... ......................     ----------
                                                   2,061,000
------------------------------------------------------------
PUBLISHING -- 3.9%
 ............................................................
Playboy Enterprises, Inc. Class
  A #                                  35,500        581,313
 ............................................................
Playboy Enterprises, Inc. #           177,900      3,157,725
 ...................... ......................     ----------
                                                   3,739,038
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 3.7%
 ............................................................
Dominick's Supermarkets, Inc. #        79,700      3,551,631
------------------------------------------------------------
RETAIL -- JEWELRY -- 4.7%
 ............................................................
Finlay Enterprises, Inc. #             30,000        723,750
 ............................................................
Friedman's, Inc. #                    223,600      3,703,375
 ...................... ......................     ----------
                                                   4,427,125
------------------------------------------------------------
SAVINGS & LOANS -- 1.2%
 ............................................................
Coastal Bancorp, Inc.                  48,750      1,194,375
------------------------------------------------------------
SECURITY SERVICES -- 0.9%
 ............................................................
Wackenhut Corporation - Class B        39,000        838,500
------------------------------------------------------------
SOFTWARE -- 3.9%
 ............................................................
Vanstar Corporation #                 251,600      3,663,925
------------------------------------------------------------
STEEL FABRICATOR -- 0.8%
 ............................................................
Citation Corporation #                 24,010        480,200
 ............................................................
WHX Corporation #                      19,400        249,775
 ...................... ......................     ----------
                                                     729,975
------------------------------------------------------------
TRANSPORTATION -- AIR FREIGHT -- 2.4%
 ............................................................
AirNet Systems, Inc. #                140,000    $ 2,257,500
------------------------------------------------------------
TRANSPORTATION -- AIRLINES -- 0.7%
 ............................................................
Aviall, Inc. #                         48,000        657,000
------------------------------------------------------------
TRUCKING -- 0.7%
 ............................................................
Allied Holdings, Inc. #                31,200        657,150
------------------------------------------------------------
Total common stocks
  (cost $90,573,759)                              91,239,169
------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS        Principal
-- 1.7%                              Amount         Value
------------------------------------------------------------
Hutchinson Technology, (Acquired
  3/13/98, cost $1,380,000),
  6.0%, 3/15/2005 r                $1,380,000    $ 1,593,900
------------------------------------------------------------
Total investments -- 97.8%
  (cost $91,953,759)                              92,833,069
 ............................................................
Other assets in excess of
  liabilities -- 2.2%                              2,080,207
 ...................... ......................     ----------
                                                 $94,913,276
Total net assets -- 100.0%
------------------------------------------------------------

ADR -- American Depository Receipts.

# -- Non-income producing security.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

COMMON STOCKS -- 93.2%
------------------------------------------------------------
AUSTRALIA -- 2.5%                   Shares             Value
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.            3,751,475    $   25,879,227
------------------------------------------------------------
BUILDING MATERIALS -- 0.7%
 ............................................................
Pioneer International, Ltd.      4,578,810        10,916,349
 .................... .....................     -------------
Total Australia                                   36,795,576
------------------------------------------------------------
AUSTRIA -- 0.6%
------------------------------------------------------------
STEEL -- 0.6%
 ............................................................
Boehler-Uddeholm AG                132,640         8,763,278
 .................... .....................     -------------
Total Austria                                      8,763,278
------------------------------------------------------------
CANADA -- 3.8%
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Canadian Imperial Bank of
  Commerce                         705,092        22,679,292
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.0%
 ............................................................
Imasco, Ltd.                       804,800        14,858,685
------------------------------------------------------------
METALS & MINERALS -- 1.3%
 ............................................................
Noranda, Inc.                    1,067,399        18,436,695
 .................... .....................     -------------
Total Canada                                      55,974,672
------------------------------------------------------------
DENMARK -- 0.7%
------------------------------------------------------------
BANKS -- 0.7%
 ............................................................
BG Bank A/S                        162,505        10,064,796
 .................... .....................     -------------
Total Denmark                                     10,064,796
------------------------------------------------------------
FINLAND -- 2.5%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.1%
 ............................................................
Metra OYJ ABP                      336,011        11,023,812
 ............................................................
UPM-Kymmene OYJ                    732,430        20,158,067
 .................... .....................     -------------
                                                  31,181,879
------------------------------------------------------------
MACHINERY -- 0.4%
 ............................................................
Rauma Group OYJ                    251,930         5,165,807
 .................... .....................     -------------
Total Finland                                     36,347,686
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
FRANCE -- 8.4%
------------------------------------------------------------
BANKS -- 2.1%
 ............................................................
Societe Generale                   150,880    $   31,368,715
------------------------------------------------------------
BEVERAGES -- 1.2%
 ............................................................
Pernod-Ricard SA                   263,778        18,280,260
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.9%
 ............................................................
Lafarge SA                         271,572        28,073,385
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.8%
 ............................................................
Elf Aquitaine SA                   181,500        25,516,748
------------------------------------------------------------
TOBACCO -- 1.4%
 ............................................................
SEITA SA                           455,293        20,633,424
 .................... .....................     -------------
Total France                                     123,872,532
------------------------------------------------------------
GERMANY -- 4.8%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Commerzbank AG                     485,960        18,495,747
------------------------------------------------------------
BUILDING MATERIALS -- 1.9%
 ............................................................
Friedrich Grohe AG                  33,208        11,222,437
 ............................................................
Dyckerhoff AG                       45,200        17,653,961
 .................... .....................     -------------
                                                  28,876,398
------------------------------------------------------------
CHEMICALS -- 0.7%
 ............................................................
Bayer AG                           189,886         9,825,495
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.9%
 ............................................................
Buderus AG                          27,795        13,860,282
 .................... .....................     -------------
Total Germany                                     71,057,922
------------------------------------------------------------
HONG KONG -- 7.2%
------------------------------------------------------------
BANKS -- 1.4%
 ............................................................
HSBC Holdings PLC                  880,400        21,531,153
------------------------------------------------------------
METALS & MINING -- 0.3%
 ............................................................
Yanzhou Coal Mining Co., Ltd.
  #                             21,746,000         4,153,547
------------------------------------------------------------
PRINTING & PUBLISHING -- 1.0%
 ............................................................
South China Morning Post
  (Holdings), Ltd.              32,175,000        15,467,598
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
RETAIL -- GENERAL MERCHANDISE -- 0.2%
 ............................................................
Dickson Concepts
  (International), Ltd.          2,208,000    $    3,077,520
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.5%
 ............................................................
Hang Lung Development Company    8,150,000         8,098,906
 ............................................................
New World Development Co.,
  Ltd.                           7,124,000        13,790,919
 .................... .....................     -------------
                                                  21,889,825
------------------------------------------------------------
UTILITY -- ELECTRIC -- 2.3%
 ............................................................
CLP Holdings Limited             4,540,000        20,682,765
 ............................................................
Swire Pacific Ltd. - Class A     3,419,800        12,909,357
 .................... .....................     -------------
                                                  33,592,122
------------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.5%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                           3,807,200         7,149,024
 .................... .....................     -------------
Total Hong Kong                                  106,860,789
------------------------------------------------------------
IRELAND -- 2.3%
------------------------------------------------------------
FOOD PRODUCERS -- 0.6%
 ............................................................
Greencore Group PLC              1,546,416         8,412,277
------------------------------------------------------------
PAPER -- 1.7%
 ............................................................
Jefferson Smurfit Group PLC      8,482,255        25,200,756
 .................... .....................     -------------
Total Ireland                                     33,613,033
------------------------------------------------------------
ITALY -- 1.7%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.7%
 ............................................................
ENI SPA                          3,783,924        24,799,703
 .................... .....................     -------------
Total Italy                                       24,799,703
------------------------------------------------------------
JAPAN -- 9.4%
------------------------------------------------------------
AUTO PARTS -- 0.5%
 ............................................................
Koito Manufacturing Co., Ltd.    1,414,000         6,979,068
------------------------------------------------------------
AUTOS & TRUCKS -- 0.4%
 ............................................................
Suzuki Motor Corporation           647,000         5,873,977
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.7%
 ............................................................
Nintendo Co., Ltd.                 263,800    $   24,425,043
------------------------------------------------------------
ELECTRONICS -- 3.0%
 ............................................................
Kyocera Corporation                466,900        22,809,249
 ............................................................
Nichicon Corporation             1,165,000        13,011,131
 ............................................................
Sony Corporation                    99,400         8,558,777
 .................... .....................     -------------
                                                  44,379,157
------------------------------------------------------------
FINANCIAL SERVICES -- 1.2%
 ............................................................
Promise Company, Ltd.              442,400        18,201,562
------------------------------------------------------------
IRON/STEEL -- 0.6%
 ............................................................
Yodogawa Steel Works             1,911,000         8,936,404
------------------------------------------------------------
LEISURE -- TOYS -- 1.5%
 ............................................................
NAMCO, Ltd.                        963,300        22,488,681
------------------------------------------------------------
REAL ESTATE INVESTMENT & MANAGEMENT -- 0.5%
 ............................................................
Daito Trust Construction Co.,
  Ltd.                             949,000         7,179,810
 .................... .....................     -------------
Total Japan                                      138,463,702
------------------------------------------------------------
NETHERLANDS -- 8.4%
------------------------------------------------------------
BANKS -- 1.7%
 ............................................................
ABN AMRO Holding N.V.            1,043,725        24,422,757
------------------------------------------------------------
CHEMICALS -- 1.6%
 ............................................................
Akzo Nobel N.V.                    109,074        24,246,745
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.5%
 ............................................................
Hollandsche Beton Groep N.V.       381,500         7,951,738
------------------------------------------------------------
INSURANCE -- 0.9%
 ............................................................
Fortis Amev N.V.                   242,471        14,196,236
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.2%
 ............................................................
ING Groep N.V.                     490,381        32,109,941
------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
 ............................................................
Koninklijke KPN NV                 331,530        12,761,045
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
TRANSPORTATION SERVICES -- 0.6%
 ............................................................
TNT Post Group N.V. #              331,530    $    8,474,768
 ..........................................     -------------
Total Netherlands                                124,163,230
------------------------------------------------------------
NEW ZEALAND -- 0.3%
------------------------------------------------------------
BUILDING MATERIALS -- 0.3%
 ............................................................
Fletcher Challenge Building      3,788,279         4,719,467
 ..........................................     -------------
Total New Zealand                                  4,719,467
------------------------------------------------------------
NORWAY -- 1.7%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.6%
 ............................................................
Kvaerner ASA - Class A             267,545         9,065,139
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.1%
 ............................................................
Nycomed Amersham                 2,172,315        16,136,225
 ..........................................     -------------
Total Norway                                      25,201,364
------------------------------------------------------------
SINGAPORE -- 1.0%
------------------------------------------------------------
BANKS -- 0.5%
 ............................................................
Development Bank of
  Singapore, Ltd.                1,443,370         7,987,957
------------------------------------------------------------
DIVERSIFIED INDUSTRIES -- 0.5%
 ............................................................
Jardine Matheson Holdings,
  Ltd.                           2,780,600         7,507,620
 ..........................................     -------------
Total Singapore                                   15,495,577
------------------------------------------------------------
SPAIN -- 3.8%
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Banco Santander SA                 846,000        21,690,179
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.3%
 ............................................................
Repsol SA                          353,375        19,504,986
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
 ............................................................
Telefonica de Espana SA            316,363        14,651,600
 ..........................................     -------------
Total Spain                                       55,846,765
------------------------------------------------------------
SWEDEN -- 1.5%
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.5%
 ............................................................
Electrolux AB - Class B          1,313,650        22,566,925
 ..........................................     -------------
Total Sweden                                      22,566,925
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
SWITZERLAND -- 9.6%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Credit Suisse Group                 84,448    $   18,790,199
------------------------------------------------------------
BUILDING MATERIALS -- 0.6%
 ............................................................
Sarna Kunststoff Holding AG
  "registered"                       5,080         8,875,194
------------------------------------------------------------
FOOD PRODUCERS -- 1.8%
 ............................................................
Nestle SA "registered"              12,189        26,084,639
------------------------------------------------------------
INSURANCE -- 1.7%
 ............................................................
Swiss Reinsurance Co.
  "registered"                      10,090        25,517,493
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.7%
 ............................................................
SIG Schweizerische Industrie-
  Gesellschaft Holding              21,432        17,450,099
 ............................................................
Sulzer AG "registered" (P.C.)       28,680        22,632,970
 ..........................................     -------------
                                                  40,083,069
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.5%
 ............................................................
Novartis AG "registered"            13,633        22,685,535
 ..........................................     -------------
Total Switzerland                                142,036,129
------------------------------------------------------------
UNITED KINGDOM -- 23.0%
------------------------------------------------------------
APPAREL & TEXTILES -- 0.6%
 ............................................................
Coats Viyella PLC                7,665,850         9,400,992
------------------------------------------------------------
AUTOS -- 0.8%
 ............................................................
Lex Service PLC                  1,367,300        11,292,628
------------------------------------------------------------
BANKS -- 2.9%
 ............................................................
Abbey National PLC               1,022,349        18,166,648
 ............................................................
National Westminster Bank PLC    1,401,031        25,035,901
 ..........................................     -------------
                                                  43,202,549
------------------------------------------------------------
BUILDING MATERIALS -- 1.7%
 ............................................................
Hanson PLC                       4,012,587        24,386,532
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
DIVERSIFIED -- 1.4%
 ............................................................
Cookson Group PLC                6,214,560    $   21,360,117
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.5%
 ............................................................
BTR PLC                          5,819,190        16,505,834
 ............................................................
Elementis PLC                    1,813,920         4,600,317
 ............................................................
Tomkins PLC                      5,529,083        30,005,193
 ..........................................     -------------
                                                  51,111,344
------------------------------------------------------------
ENERGY -- MISCELLANEOUS -- 0.5%
 ............................................................
BG PLC                           1,235,294         7,141,667
------------------------------------------------------------
FOOD & BEVERAGES -- 1.6%
 ............................................................
Allied Domecq PLC                2,578,004        24,216,869
------------------------------------------------------------
FOOD PRODUCERS -- 1.9%
 ............................................................
Hillsdown Holdings PLC           8,384,145        22,801,971
 ............................................................
Tate & Lyle PLC                    666,200         5,282,661
 ..........................................     -------------
                                                  28,084,632
------------------------------------------------------------
INSURANCE -- 1.9%
 ............................................................
CGU PLC                          1,514,885        28,258,394
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.0%
 ............................................................
Medeva PLC                       5,075,970        14,397,729
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.1%
 ............................................................
Safeway PLC                      2,502,850        16,390,813
------------------------------------------------------------
TOBACCO -- 1.9%
 ............................................................
B.A.T Industries PLC             2,787,129        27,901,936
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.0%
 ............................................................
Powergen PLC                     1,080,000        14,920,388
------------------------------------------------------------
UTILITY -- WATER -- 1.2%
 ............................................................
Hyder PLC                        1,129,000        17,688,278
 ..........................................     -------------
Total United Kingdom                             339,754,868
 ............................................................
Total common stocks
  (cost $1,183,166,225)                        1,376,398,014
------------------------------------------------------------

SHORT-TERM INVESTMENTS
-- 6.7%
-----------------------------------------------------------
                                 Principal
COMMERCIAL PAPER -- 6.4%            Amount            Value
-----------------------------------------------------------
Centex Corporation
  7.00%, 7/01/1998             $20,000,000   $   20,000,000
 ...........................................................
International Lease Finance
  Corporation
  5.51%, 7/07/1998              30,000,000       29,972,450
 ...........................................................
Lockheed Martin Corporation
  5.67%, 7/06/1998              44,750,000       44,714,759
 ..........................................    -------------
                                                 94,687,209
-----------------------------------------------------------
CASH EQUIVALENTS -- 0.3%
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              4,826,689        4,826,689
-----------------------------------------------------------
Total short-term investments
  (cost $99,513,898)                             99,513,898
-----------------------------------------------------------
Total investments -- 99.9%
  (cost $1,282,680,123)                       1,475,911,912
 ...........................................................
Other assets in excess of
  liabilities -- 0.1%                               893,472
 ..........................................    -------------
Total net assets -- 100.0%                   $1,476,805,384
-----------------------------------------------------------

# Non-income producing security.

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

       COMMON STOCKS -- 99.4%
-----------------------------------------------------------
AUSTRALIA -- 2.9%                      Shares         Value
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Australia & New Zealand Banking
  Group, Ltd.                          16,940    $  116,859
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 1.3%
 ...........................................................
Reinsurance Australia Corporation      37,170        94,878
 ...................... ......................     ---------
Total Australia                                     211,737
-----------------------------------------------------------
CANADA -- 2.9%
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Canadian Imperial Bank of Commerce     3,710        119,332
-----------------------------------------------------------
METALS & MINERALS -- 1.3%
 ...........................................................
Noranda, Inc.                          5,415         93,531
 ...................... ......................     ---------
Total Canada                                        212,863
-----------------------------------------------------------
FINLAND -- 2.7%
-----------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.7%
 ...........................................................
UPM-Kymmene Corporation OYJ            4,035        111,052
 ...........................................................
Metra OYJ ABP                          2,651         86,974
 ...................... ......................     ---------
Total Finland                                       198,026
-----------------------------------------------------------
FRANCE -- 6.4%
-----------------------------------------------------------
BANKS -- 2.0%
 ...........................................................
Societe Generale                         725        150,731
-----------------------------------------------------------
BEVERAGES -- 1.1%
 ...........................................................
Pernod-Ricard SA                       1,200         83,162
-----------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.9%
 ...........................................................
Lafarge SA                             1,327        137,177
-----------------------------------------------------------
TOBACCO -- 1.4%
 ...........................................................
SEITA SA                               2,235        101,288
 ...................... ......................     ---------
Total France                                        472,358
-----------------------------------------------------------

GERMANY -- 2.7%                        Shares      Value
-----------------------------------------------------------
BANKS -- 1.3%
 ...........................................................
Commerzbank AG                         2,500     $   95,151
-----------------------------------------------------------
MEDICAL PRODUCTS -- 1.4%
 ...........................................................
Draegerwerk AG                         4,185         99,928
 ...................... ......................     ---------
Total Germany                                       195,079
-----------------------------------------------------------
HONG KONG -- 3.7%
-----------------------------------------------------------
BANKS -- 0.6%
 ...........................................................
Dao Heng Bank Group, Ltd.              30,000        42,588
-----------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 0.9%
 ...........................................................
New World Development Co., Ltd.        33,000        63,883
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.5%
 ...........................................................
Dickson Concepts International, Ltd.   28,000        39,027
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 1.3%
 ...........................................................
CLP Holdings Limited                   22,000       100,225
-----------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.4%
 ...........................................................
Hong Kong Telecommunications, Ltd.     14,800        27,791
 ...................... ......................     ---------
Total Hong Kong                                     273,514
-----------------------------------------------------------
IRELAND -- 1.7%
-----------------------------------------------------------
PAPER -- 1.7%
 ...........................................................
Jefferson Smurfit Group PLC            41,620       123,653
 ...................... ......................     ---------
Total Ireland                                       123,653
-----------------------------------------------------------
ITALY -- 1.1%
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.1%
 ...........................................................
ENI SPA                                12,000        78,648
 ...................... ......................     ---------
Total Italy                                          78,648
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

-----------------------------------------------------------
JAPAN -- 9.9%                          Shares      Value
-----------------------------------------------------------
AUTO PARTS -- 0.9%
 ...........................................................
NIFCO, Inc.                            8,000     $   63,407
-----------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.8%
 ...........................................................
Nintendo Co., Ltd.                     1,400        129,625
-----------------------------------------------------------
ELECTRONICS -- 3.0%
 ...........................................................
Kyocera Corporation                    2,500        122,131
 ...........................................................
Nichicon Corporation                   9,000        100,515
 ...................... ......................     ---------
                                                    222,646
-----------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
 ...........................................................
Promise Company, Ltd.                  2,550        104,914
-----------------------------------------------------------
FOODS -- 0.8%
 ...........................................................
MOS Food Services                      5,000         59,444
-----------------------------------------------------------
LEISURE/TOYS -- 2.0%
 ...........................................................
NAMCO, Ltd.                            6,300        147,076
 ...................... ......................     ---------
Total Japan                                         727,112
-----------------------------------------------------------
NETHERLANDS -- 7.3%
-----------------------------------------------------------
BANKS -- 1.7%
 ...........................................................
ABN AMRO Holding N.V.                  5,335        124,837
-----------------------------------------------------------
CHEMICALS -- 1.8%
 ...........................................................
Akzo Nobel N.V.                          605        134,489
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.8%
 ...........................................................
Hollandsche Beton Groep N.V            6,415        133,710
-----------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.0%
 ...........................................................
ING Groep N.V.                         2,165        141,763
 ...................... ......................     ---------
Total Netherlands                                   534,799
-----------------------------------------------------------
NEW ZEALAND -- 1.2%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 ...........................................................
Fletcher Challenge Building            69,015        85,979
 ...................... ......................     ---------
Total New Zealand                                    85,979
-----------------------------------------------------------
NORWAY -- 1.2%
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ...........................................................
Kvaerner ASA - Class A                   960         32,527
-----------------------------------------------------------

JAPAN -- 9.9%                          Shares      Value
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.8%
 ...........................................................
Nycomed Amersham PLC -- Class B        7,805     $   57,977
 ...................... ......................     ---------
Total Norway                                         90,504
-----------------------------------------------------------
SINGAPORE -- 0.5%
-----------------------------------------------------------
DIVERSIFIED -- 0.5%
 ...........................................................
Jardine Matheson Holdings, Ltd.        14,000        37,800
 ...................... ......................     ---------
Total Singapore                                      37,800
-----------------------------------------------------------
SPAIN -- 1.3%
-----------------------------------------------------------
OIL -- INTERNATIONAL -- 1.3%
 ...........................................................
Repsol SA                              1,700         93,834
 ...................... ......................     ---------
Total Spain                                          93,834
-----------------------------------------------------------
SWEDEN -- 1.6%
-----------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.6%
 ...........................................................
Electrolux AB - Class B                6,675        114,668
 ...................... ......................     ---------
Total Sweden                                        114,668
-----------------------------------------------------------
SWITZERLAND -- 8.2%
-----------------------------------------------------------
BANKS -- 0.8%
 ...........................................................
Credit Suisse Group                      257         57,184
-----------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ...........................................................
Forbo Holding AG "registered"            224        114,008
-----------------------------------------------------------
FOOD PRODUCERS -- 1.1%
 ...........................................................
Nestle SA "registered"                    38         81,321
-----------------------------------------------------------
INSURANCE -- 1.8%
 ...........................................................
Swiss Reinsurance Co. "registered"        52        131,507
-----------------------------------------------------------
MACHINERY & EQUIPMENT -- 1.4%
 ...........................................................
SIG Schweizerische
  Industrie-Gesellschaft Holding AG      128        104,219
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.6%
 ...........................................................
Novartis AG                               70        116,481
 ...................... ......................     ---------
Total Switzerland                                   604,720
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

-----------------------------------------------------------
UNITED KINGDOM -- 18.0%                Shares      Value
-----------------------------------------------------------
APPAREL & TEXTILES -- 1.0%
 ...........................................................
Coats Viyella PLC                      59,050    $   72,416
-----------------------------------------------------------
AUTOS -- 1.2%
 ...........................................................
Lex Service PLC                        10,900        90,024
-----------------------------------------------------------
BANKS -- 1.2%
 ...........................................................
National Westminster Bank PLC          4,900         87,561
-----------------------------------------------------------
BUILDING MATERIALS -- 2.0%
 ...........................................................
Hanson PLC                             24,100       146,468
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 6.0%
 ...........................................................
BTR PLC                                32,417        91,950
 ...........................................................
Cookson Group PLC                      27,000        92,802
 ...........................................................
Elementis PLC                          47,400       120,212
 ...........................................................
Tomkins PLC                            25,432       138,014
 ...................... ......................     ---------
                                                    442,978
-----------------------------------------------------------
FOOD & BEVERAGES -- 1.3%
 ...........................................................
Allied Domecq PLC                      9,860         92,621
-----------------------------------------------------------
INSURANCE -- 1.6%
 ...........................................................
CGU PLC                                6,340        118,265
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.0%
 ...........................................................
Medeva PLC                             25,878        73,402
-----------------------------------------------------------
TOBACCO -- 1.9%
 ...........................................................
B.A.T. Industries PLC                  14,000       140,154
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 0.8%
 ...........................................................
Powergen PLC                           4,400         60,787
 ...................... ......................     ---------
Total United Kingdom                              1,324,676
-----------------------------------------------------------

-----------------------------------------------------------
UNITED STATES -- 26.1%                 Shares      Value
-----------------------------------------------------------
AEROSPACE -- 1.5%
 ...........................................................
Northrop Grumman Corporation           1,100     $  113,438
-----------------------------------------------------------
AUTOS & TRUCKS -- 2.2%
 ...........................................................
Ford Motor Company                     1,100         64,900
 ...........................................................
General Motors Corporation             1,400         93,538
 ...................... ......................     ---------
                                                    158,438
-----------------------------------------------------------
BANKS -- 2.4%
 ...........................................................
Bankers Trust Corporation                500         58,031
 ...........................................................
First Chicago NBD Corporation          1,300        115,212
 ...................... ......................     ---------
                                                    173,243
-----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.3%
 ...........................................................
Weyerhaeuser Company                   2,000         92,375
-----------------------------------------------------------
CONGLOMERATES -- 0.8%
 ...........................................................
Tenneco, Inc.                          1,600         60,900
-----------------------------------------------------------
FINANCIAL SERVICES -- 0.8%
 ...........................................................
Associates First Capital Corporation       1             71
 ...........................................................
Beneficial Corporation                   400         61,275
 ...................... ......................     ---------
                                                     61,346
-----------------------------------------------------------
INSURANCE -- 2.0%
 ...........................................................
Safeco Corporation                     1,800         81,675
 ...........................................................
TIG Holdings, Inc.                     2,800         64,400
 ...................... ......................     ---------
                                                    146,075
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
MACHINERY -- 1.1%
 ...........................................................
New Holland N.V.                       4,200     $   82,425
-----------------------------------------------------------
METALS & MINING -- 0.9%
 ...........................................................
Aluminum Company of America            1,000         65,937
-----------------------------------------------------------
OIL -- DOMESTIC -- 2.4%
 ...........................................................
Occidental Petroleum Corporation       2,300         62,100
 ...........................................................
Phillips Petroleum Company             2,400        115,650
 ...................... ......................     ---------
                                                    177,750
-----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.3%
 ...........................................................
Eastman Kodak Company                  1,300         94,981
-----------------------------------------------------------
POLLUTION CONTROL -- 1.1%
 ...........................................................
Waste Management, Inc.                 2,400         84,000
-----------------------------------------------------------
RAILROADS -- 0.9%
 ...........................................................
Norfolk Southern Corporation           2,300         68,569
-----------------------------------------------------------
RETAIL -- SPECIALTY APPAREL -- 0.8%
 ...........................................................
Abercrombie & Fitch Co. #              1,290         56,760
-----------------------------------------------------------
STEEL -- 0.7%
 ...........................................................
USX-U.S. Steel Group, Inc.             1,600         52,800
-----------------------------------------------------------
TOBACCO -- 1.4%
 ...........................................................
Philip Morris Companies, Inc.          2,600        102,375
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 2.3%
 ...........................................................
Illinova Corporation                   2,100         63,000
 ...........................................................
PacifiCorp                             1,200         27,150
 ...........................................................
PP&L Resources, Inc.                   3,400         77,138
 ...................... ......................     ---------
                                                    167,288
-----------------------------------------------------------
UTILITY -- TELEPHONE -- 2.2%
 ...........................................................
ALLTEL Corporation                     1,800         83,700
 ...........................................................
AT&T Corp.                             1,300         74,262
 .............................................     ---------
                                                    157,962
 .............................................     ---------
Total United States                               1,916,662
-----------------------------------------------------------
Total common stocks
  (cost $6,771,625)                               7,296,632
-----------------------------------------------------------

                                     Principal
CASH EQUIVALENTS -- 1.8%              Amount       Value
-----------------------------------------------------------
Chase Bank Domestic Liquidity Fund
  (cost $135,816)                    $135,816    $  135,816
-----------------------------------------------------------
Total investments -- 101.2%
  (cost $6,907,441)                               7,432,448
 ...........................................................
Liabilities in excess of other
  assets -- (1.2)%
 ..............................................      (87,163)
                                                  ---------
Total net assets -- 100.0%                       $7,345,285
-----------------------------------------------------------

# Non-income producing security.
                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

COMMON STOCKS -- 43.0%                Shares      Value
----------------------------------------------------------
AEROSPACE -- 2.0%
 ..........................................................
Lockheed Martin Corporation            5,700   $   603,487
 ..........................................................
Northrop Grumman Corporation          10,200     1,051,875
 ..........................................................
Rockwell International Corporation     9,000       432,563
 ..................... ......................    ----------
                                                 2,087,925
----------------------------------------------------------
APPAREL & TEXTILES -- 0.5%
 ..........................................................
Russell Corporation                   15,800       476,963
----------------------------------------------------------
AUTO PARTS -- 0.6%
 ..........................................................
Dana Corporation                      11,000       588,500
 ..........................................................
Meritor Automotive, Inc.               2,000        48,000
 ..................... ......................    ----------
                                                   636,500
----------------------------------------------------------
AUTOS & TRUCKS -- 2.6%
 ..........................................................
Ford Motor Company                    25,000     1,475,000
 ..........................................................
General Motors Corporation            18,600     1,242,713
 ..................... ......................    ----------
                                                 2,717,713
----------------------------------------------------------
BANKS -- 2.2%
 ..........................................................
Banc One Corporation                   4,200       234,413
 ..........................................................
Comerica, Inc.                         2,100       139,125
 ..........................................................
First Chicago NBD Corporation          9,800       868,525
 ..........................................................
First Union Corporation               12,100       704,825
 ..........................................................
National City Corporation              4,500       319,500
 ..................... ......................    ----------
                                                 2,266,388
----------------------------------------------------------
BEVERAGES -- 0.5%
 ..........................................................
Anheuser-Busch Companies, Inc.        10,000       471,875
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 0.9%
 ..........................................................
Georgia-Pacific (Timber Group)        11,400       262,912
 ..........................................................
Weyerhaeuser Company                  15,000       692,813
 ..................... ......................    ----------
                                                   955,725
----------------------------------------------------------

                                      Shares      Value
----------------------------------------------------------
CHEMICALS -- 1.6%
 ..........................................................
The Dow Chemical Company               9,500   $   918,531
 ..........................................................
Eastman Chemical Company              11,400       709,650
 ..........................................................
Millennium Chemicals, Inc.             2,142        72,560
 ..................... ......................    ----------
                                                 1,700,741
----------------------------------------------------------
CONGLOMERATES -- 0.8%
 ..........................................................
Tenneco, Inc.                         21,800       829,763
----------------------------------------------------------
CONSUMER PRODUCTS -- 0.5%
 ..........................................................
Tupperware Corporation                17,200       483,750
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ..........................................................
Harsco Corporation                    10,000       458,125
----------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
 ..........................................................
Associates First Capital
  Corporation -- Class A               6,552       503,685
 ..........................................................
Beneficial Corporation                 4,200       643,387
 ..........................................................
Transamerica Corporation               3,600       414,450
 ..................... ......................    ----------
                                                 1,561,522
----------------------------------------------------------
HEALTHCARE -- DRUGS -- 0.2%
 ..........................................................
American Home Products Corporation       800        41,400
 ..........................................................
Bristol Myers Squibb Company           1,600       183,900
 ..................... ......................    ----------
                                                   225,300
----------------------------------------------------------
HEALTHCARE -- MEDICAL PRODUCTS -- 0.1%
 ..........................................................
Baxter International, Inc.             2,800       150,675
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.9%
 ..........................................................
Whirlpool Corporation                 13,700       941,875
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
INSURANCE -- 3.0%
 ..........................................................
American General Corporation          10,700   $   761,706
 ..........................................................
Harleysville Group, Inc.              18,000       373,500
 ..........................................................
Lincoln National Corporation           5,000       456,875
 ..........................................................
Safeco Corporation                    14,200       644,325
 ..........................................................
St. Paul Companies, Inc.              14,200       597,288
 ..........................................................
TIG Holdings, Inc.                    13,900       319,700
 ..................... ......................    ----------
                                                 3,153,394
----------------------------------------------------------
LEISURE/TOYS -- 0.5%
 ..........................................................
Fortune Brands, Inc.                  12,500       480,469
----------------------------------------------------------
MACHINERY -- 0.7%
 ..........................................................
Deere & Company                        1,500        79,312
 ..........................................................
New Holland N.V.                      34,000       667,250
 ..................... ......................    ----------
                                                   746,562
----------------------------------------------------------
METALS & MINING -- 1.9%
 ..........................................................
Aluminum Company of America           13,300       876,969
 ..........................................................
Phelps Dodge Corporation               9,000       514,687
 ..........................................................
Reynolds Metals Company                9,900       553,781
 ..................... ......................    ----------
                                                 1,945,437
----------------------------------------------------------
OIL -- DOMESTIC -- 3.6%
 ..........................................................
Atlantic Richfield Company            10,700       835,938
 ..........................................................
Occidental Petroleum Corporation      31,000       837,000
 ..........................................................
Phillips Petroleum Company            22,600     1,089,038
 ..........................................................
USX-Marathon Group, Inc.              18,000       617,625
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                         14,000       441,875
 ..................... ......................    ----------
                                                 3,821,476
----------------------------------------------------------
PAPER -- 1.4%
 ..........................................................
Georgia-Pacific Group                  6,700       394,881
 ..........................................................
International Paper Company           16,000       688,000
 ..........................................................
Union Camp Corporation                 7,500       372,188
 ..................... ......................    ----------
                                                 1,455,069
----------------------------------------------------------

                                      Shares      Value
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.7%
 ..........................................................
Eastman Kodak Company                  9,700   $   708,706
----------------------------------------------------------
POLLUTION CONTROL -- 1.1%
 ..........................................................
Browning-Ferris Industries, Inc.      11,918       414,150
 ..........................................................
Waste Management, Inc.                20,900       731,500
 ..................... ......................    ----------
                                                 1,145,650
----------------------------------------------------------
RAILROADS -- 1.0%
 ..........................................................
CSX Corporation                        8,000       364,000
 ..........................................................
Norfolk Southern Corporation          23,000       685,687
 ..................... ......................    ----------
                                                 1,049,687
----------------------------------------------------------
RETAIL -- 1.8%
 ..........................................................
Intimate Brands, Inc.                 13,200       363,825
 ..........................................................
J.C. Penney Company, Inc.              7,500       542,344
 ..........................................................
May Department Stores Company          8,000       524,000
 ..........................................................
Sears, Roebuck & Company               8,200       500,713
 ..................... ......................    ----------
                                                 1,930,882
----------------------------------------------------------
SAVINGS & LOAN -- 1.5%
 ..........................................................
Fannie Mae                            13,500       820,125
 ..........................................................
H.F. Ahmanson & Company               11,000       781,000
 ..................... ......................    ----------
                                                 1,601,125
----------------------------------------------------------
STEEL -- 0.7%
 ..........................................................
USX-U.S. Steel Group, Inc.            23,000       759,000
----------------------------------------------------------
TOBACCO -- 1.4%
 ..........................................................
Philip Morris Companies, Inc.         36,000     1,417,500
----------------------------------------------------------
TRUCKING -- 0.2%
 ..........................................................
Ryder System, Inc.                     5,600       176,750
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
UTILITY -- ELECTRIC -- 4.9%
 ..........................................................
CMS Energy Corporation                 5,600   $   246,400
 ..........................................................
Central & South West Corporation      14,700       395,063
 ..........................................................
DTE Energy Company                    12,000       484,500
 ..........................................................
Edison International                  19,300       570,556
 ..........................................................
Entergy Corporation                    7,700       221,375
 ..........................................................
GPU, Inc.                              5,700       215,531
 ..........................................................
Illinova Corporation                  27,000       810,000
 ..........................................................
PacifiCorp                            18,300       414,038
 ..........................................................
PECO Energy Company                   14,000       408,625
 ..........................................................
PP&L Resources, Inc.                  20,600       467,362
 ..........................................................
Public Service Enterprises Group,
  Inc.                                 7,100       244,506
 ..........................................................
SCANA Corporation                     14,700       438,244
 ..........................................................
Texas Utilities Company                5,538       230,519
 ..................... ......................    ----------
                                                 5,146,719
----------------------------------------------------------
UTILITY -- GAS PIPELINE -- 0.5%
 ..........................................................
Nicor, Inc.                            6,000       240,750
 ..........................................................
Peoples Energy Corporation             8,500       328,312
 ..................... ......................    ----------
                                                   569,062
----------------------------------------------------------
UTILITY -- TELEPHONE -- 2.8%
 ..........................................................
AT&T Corporation                      16,400       936,850
 ..........................................................
ALLTEL Corporation                    16,100       748,650
 ..........................................................
Bell Atlantic Corporation             12,288       560,640
 ..........................................................
SBC Communications, Inc.              17,314       692,560
 ..................... ......................    ----------
                                                 2,938,700
----------------------------------------------------------
Total common stocks (cost
  $36,671,272)                                  45,011,028
----------------------------------------------------------

CORPORATE BONDS                   Principal
-- 19.2%                           Amount         Value
----------------------------------------------------------
BANKS -- 2.3%
 ..........................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                    $ 1,500,000   $ 1,494,529
 ..........................................................
MBNA Global Capital Securities,
  CLB 2/01/2007, 6.51875%,
  2/01/2027 #                      1,000,000       932,881
 ..................... ......................    ----------
                                                 2,427,410
----------------------------------------------------------
EUROBANKS -- 5.8%
 ..........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.4375%,
  12/29/2049 #                     2,500,000     2,509,500
 ..........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #            2,000,000     2,006,922
 ..........................................................
Okobank, CLB 9/27/1999,
  7.23828%, 9/29/2049 #            1,500,000     1,498,007
 ..................... ......................    ----------
                                                 6,014,429
----------------------------------------------------------
FINANCIAL SERVICES -- 6.8%
 ..........................................................
Countrywide Home Loans, Inc.,
  6.84%, 10/22/2004                2,500,000     2,564,855
 ..........................................................
Florida Windstorm (Acquired
  7/31/1997, cost $998,883),
  6.85%, 8/25/2007 r               1,000,000     1,037,516
 ..........................................................
Lehman Brothers, Inc., 6.50%,
  4/15/2008                        2,000,000     2,007,506
 ..........................................................
URSA Major Rated Limited
  (Acquired 1/28/1998,
  cost $1,483,505), 5.90%,
  1/06/2003 r                      1,500,000     1,504,261
 ..................... ......................    ----------
                                                 7,114,138
----------------------------------------------------------
PAPER -- 1.8%
 ..........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002                1,828,480     1,868,381
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                  Principal
                                   Amount         Value
----------------------------------------------------------
TRANSPORTATION -- 2.5%
 ..........................................................
Delta Air Lines ETC:
  9.90%, 1/02/2002               $   150,000   $   165,603
  10.50%, 4/30/2016                  750,000     1,011,934
 ..........................................................
Northwest Airlines, Inc.,
  11.30%, 12/21/2012               1,078,338     1,427,613
 ..................... ......................    ----------
                                                 2,605,150
----------------------------------------------------------
Total corporate bonds (cost
  $19,813,501)                                  20,029,508
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 11.4%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.7%
 ..........................................................
Federal Home Loan Mortgage
  Corporation,
  1189 K, 9.570629%, 1/15/2021#      858,708       875,526
 ..........................................................
  2067 PD, 6.50%, 9/15/2026        2,900,000     2,922,733
 ..........................................................
Federal National Mortgage
  Association:
  G93-31 SD, 10.30143%,
    12/25/2022 #                     486,770       476,508
 ..........................................................
  0.00%, 10/09/2019                3,025,000       869,024
 ..........................................................
  1998-34 2, 7.00%, 6/18/2028        866,728       851,424
 ..................... ......................    ----------
                                                 5,995,215
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 3.0%
 ..........................................................
Government National Mortgage
  Association,
  8404, 7.00%, 9/20/2018 #           948,904       973,755
 ..........................................................
  8919, 6.875%, 2/20/2022 #        1,182,161     1,211,632
 ..........................................................
  8247, 7.00%, 7/20/2023 #           919,357       942,442
 ..................... ......................    ----------
                                                 3,127,829
----------------------------------------------------------

                                  Principal
                                   Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.7%
 ..........................................................
Federal Home Loan Mortgage
  Corporation:
  1627 PN (IO), 6.00%,
  9/15/2022                      $ 3,100,000   $   933,852
 ..........................................................
  1965 SA (Inverse IO),
    2.049999%, 3/15/2024 #         3,050,000       408,194
 ..........................................................
Federal National Mortgage
  Association:
  1997-65 A (PO), 0.00%,
  9/25/2000                        1,585,179     1,466,200
 ..................... ......................    ----------
                                                 2,808,246
----------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $11,868,698)                            11,931,290
----------------------------------------------------------

NON-AGENCY MORTGAGE-
BACKED SECURITIES
-- 19.5%
------------------------------------------------------------
ASSET-BACKED
  SECURITIES -- 16.5%
 ............................................................
Aesop Funding II LLC (Acquired
  7/23/97, cost $2,200,000),
  1997-1 A1, 6.22%, 10/20/2001r     2,200,000      2,220,735
 ............................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  2/24/1998, cost $1,195,453),
  1998-1 A1, 7.45%, 3/15/2006 r     1,195,453      1,197,879
 ............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018       1,750,000      1,782,296
 ............................................................
Firstplus Home Loan Owner
  Trust, 1998-1 A4, 6.20%,
  3/10/2015                         1,500,000      1,505,542
 ............................................................
Green Tree Financial
  Corporation, 1996-5 B2,
  8.45%, 7/15/2027                  1,549,754      1,634,990
 ............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $1,399,872), 1998-1A A,
  6.125%, 1/20/2007 r               1,400,000      1,398,412
 ............................................................
IMC Home Equity Loan Trust,
  1996-4 A4, 7.11%, 8/25/2014       1,250,000      1,290,967
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
BALANCED FUND

                                   Principal
                                    Amount          Value
------------------------------------------------------------
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%,
    3/04/2020                       1,000,000      1,102,813
 ............................................................
  1998-D6 A1B, 6.59%, 3/17/2028     2,500,000      2,572,162
 ............................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.3965%,
  4/19/2015 #                      23,240,320      1,856,506
 ............................................................
Donaldson, Lufkin & Jenrette
  (Acquired 4/25/1997, cost
  $732,279), 1997-CF1 S (IO),
  1.09368%, 3/15/2017 # r          11,859,874        733,830
 ...................... ......................     ----------
                                                  17,296,132
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
 ............................................................
GE Capital Mortgage Services,
  Inc., 1995-8 A5, 7.50%,
  10/25/2025                          896,719        894,192
 ............................................................
Independent National Mortgage
  Corporation, 1996-D A2,
  7.00%, 5/25/2026                    380,084        381,249
 ............................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11,
  Class Z, 7.50%, 6/25/2026         1,843,801      1,878,505
 ...................... ......................     ----------
                                                   3,153,946
------------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $20,161,367)                              20,450,078
------------------------------------------------------------
PREFERRED STOCKS
-- 0.9%                            Shares
----------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, Cost
  $1,000,000) r                        1,000       953,750
----------------------------------------------------------

U.S. TREASURY OBLIGATIONS         Principal
-- 5.1%                            Amount         Value
-----------------------------------------------------------
U.S. Treasury Bonds:
  7.50%, 11/15/2016              $ 1,500,000   $  1,801,408
 ...........................................................
  6.50%, 11/15/2026                  750,000        833,203
 ...........................................................
  6.375%, 8/15/2027                  750,000        824,063
 ...........................................................
  6.125%, 11/15/2027                 750,000        803,907
 ..................... ......................    -----------
                                                  4,262,581
-----------------------------------------------------------
U.S. Treasury Notes:
 ...........................................................
  6.625%, 5/15/2007                1,000,000      1,075,001
-----------------------------------------------------------
Total U.S. Treasury obligations
  (cost $5,199,250)                               5,337,582
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.4%
-----------------------------------------------------------
VARIABLE RATE DEMAND
  NOTES* -- 2.4%
 ...........................................................
General Mills, Inc., 5.2651%       1,621,420      1,621,420
 ...........................................................
Sara Lee, Corp., 5.2562%             878,922        878,922
 ..................... ......................    -----------
Total short-term investments                      2,500,342
  (cost $2,500,342)
-----------------------------------------------------------
Total investments -- 101.5%
  (cost $97,214,430)                            106,213,578
 ...........................................................
Liabilities in excess of other
  assets -- (1.5)%                               (1,618,165)
 ..................... ......................    -----------
                                               $104,595,413
Total net assets -- 100.0%
-----------------------------------------------------------

# Variable rate security. The rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO-- Principal Only.

ETC -- Equipment Trust Certificate.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

        CORPORATE BONDS AND          Principal
          NOTES -- 25.3%               Amount        Value
-------------------------------------------------------------
APPAREL -- 0.8%
 .............................................................
La Petite Holdings, CLB 8/01/1998,
  9.625%, 8/01/2001                  $  350,000   $   360,500
-------------------------------------------------------------
BANKS -- 3.3%
 .............................................................
The Hertz Corporation, 6.625%,
  5/15/2008                           1,000,000     1,011,861
 .............................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                           500,000       498,176
 ................. .................
                                                   ----------
                                                    1,510,037
-------------------------------------------------------------
EUROBANKS -- 2.0%
 .............................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #                    500,000       503,919
 .............................................................
Hong Kong & Shanghai Bank, CLB
  8/26/1998, 6.00%, 8/29/2049 #         555,000       412,143
 ................. .................
                                                   ----------
                                                      916,062
-------------------------------------------------------------
FINANCIAL SERVICES -- 6.9%
 .............................................................
Newcourt Credit Group,
  5.91%, 10/24/2000 #                   500,000       501,505
 .............................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #                  750,000       751,632
 .............................................................
General Motors Acceptance Corp.,
  8.25%, 3/01/2005                    1,000,000     1,113,549
 .............................................................
Lehman Brothers, Inc.,
  6.50%, 4/15/2008                      750,000       752,815
 ................. .................
                                                   ----------
                                                    3,119,501
-------------------------------------------------------------
INDUSTRIAL -- 0.6%
 .............................................................
Westinghouse Electric Corporation,
  8.93%, 6/22/1999                      250,000       255,462
-------------------------------------------------------------

-------------------------------------------------------------
                                     Principal
                                       Amount        Value
OIL & GAS (DOMESTIC) -- 1.0%
 .............................................................
Harcor Energy, Inc., CLB 7/15/1999,
  14.875%, 7/15/2002                 $  400,000   $   475,000
-------------------------------------------------------------
SAVINGS & LOAN -- 1.1%
 .............................................................
Western Financial Savings, CLB
  7/1/2000, 8.50%, 7/01/2003            500,000       492,423
-------------------------------------------------------------
TELECOMMUNICATIONS -- 6.5%
 .............................................................
Comcast Cable Communications, Inc.,
  8.375%, 5/01/2007                     500,000       562,470
 .............................................................
Teleport Communications, CLB
  7/01/2001, 0.00%, 7/01/2007+        1,150,000     1,000,500
 .............................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                    500,000       547,873
 .............................................................
Worldcom, Inc., CLB 1/15/2001,
  8.875%, 1/15/2006                     775,000       842,813
 ................. .................
                                                   ----------
                                                    2,953,656
-------------------------------------------------------------
TRANSPORTATION -- 2.1%
 .............................................................
Delta Air Lines ETC:
  9.90%, 1/02/2002                      250,000       276,005
 .............................................................
  10.50%, 4/30/2016                     500,000       674,622
 ................. .................
                                                   ----------
                                                      950,627
-------------------------------------------------------------
UTILITY -- 1.0%
 .............................................................
Calenergy Co., Inc., CLB 1/15/1999,
  10.25%, 1/15/2004                     400,000       431,000
-------------------------------------------------------------
Total corporate bonds and notes
  (cost $11,349,464)                               11,464,268
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

GOVERNMENT AGENCY
MORTGAGE-BACKED                      Principal
SECURITIES -- 16.5%                    Amount        Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.4%
 .............................................................
Federal Home Loan Mortgage
  Corporation:
  1573 GC, 9.617275%, 1/15/2023 #    $1,272,812   $ 1,237,639
 .............................................................
  1261 J, 8.00%, 7/15/2021              649,703       680,489
 .............................................................
  2067 PD, 6.50%, 9/15/2026           1,500,000     1,511,758
 .............................................................
  1468 S, 11.691%, 2/15/2023 #          449,224       473,348
 .............................................................
  2043 SC, 10.12813%, 4/15/2028 #       399,363       396,272
 .............................................................
  1564 SE, 8.226833%, 8/15/2008 #       353,637       356,257
 .............................................................
  2036 Z, 7.00%, 3/15/2028              109,020       108,679
 .............................................................
  2055 ZA, 6.50%, 5/15/2013           1,005,417       974,611
 .............................................................
Federal National Mortgage
  Association:
  G93-27 SB, 6.46933%, 8/25/2023 #      115,176        98,845
 .............................................................
  1993-37 SB, 7.02916%, 3/25/2023 #     224,549       215,169
 ................. .................
                                                   ----------
                                                    6,053,067
-------------------------------------------------------------
PASS-THROUGH SECURITIES -- 1.1%
 .............................................................
Government National Mortgage
  Association, 8247, 7.00%,
  7/20/2023 #                           459,678       471,221
-------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.0%
 .............................................................
Federal Home Loan Mortgage
  Corporation, 1965 SA (Inverse
  IO), 2.049999%, 3/15/2024 #         1,000,000       133,834
 .............................................................
Federal National Mortgage
  Association (PO): 1997-76 B,
  0.00%, 6/25/2018                      685,025       671,730
  0.00%, 10/09/2019                     400,000       114,912
 ................. .................
                                                   ----------
                                                      920,476
-------------------------------------------------------------
Total government agency mortgage-
  backed securities (cost
  $7,068,743)                                       7,444,764
-------------------------------------------------------------

NON-AGENCY MORTGAGE-                 Principal
BACKED SECURITIES -- 31.7%             Amount        Value
-------------------------------------------------------------
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 13.8%
 .............................................................
Associates Manufactured Housing
  Pass-Through Certificates, 1996-2
  A4, 6.60%, 6/15/2027               $  500,000   $   511,772
 .............................................................
Commercial Financial Services
  Securitized Multiple Asset Rated
  Trust (Acquired 9/24/1997, cost
  $376,613), 1997-5 A1, 7.72%,
  6/15/2005 r                           376,613       378,790
 .............................................................
Commercial Financial Services
  Securitized Multiple Asset Rated
  Trust (Acquired 2/24/1998, cost
  $170,779), 1998-1 A1, 7.45%,
  3/15/2006 r                           170,779       171,126
 .............................................................
CPS Auto Trust 1998-1 A, 6.00%,
  8/15/2003                             480,628       480,553
 .............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018           600,000       611,073
 .............................................................
Firstplus Home Loan Trust, 1996-2
  A4, 7.35%, 10/20/2009                 499,852       505,758
 .............................................................
Firstplus Home Loan Owner Trust,
  1998-1 A4, 6.20%, 3/10/2015           400,000       401,478
 .............................................................
Green Tree Financial Corporation:
  1995-4 A4, 6.75%, 6/15/2025           400,000       406,334
 .............................................................
  1996-5 B2, 8.45%, 7/15/2027           749,881       791,124
 .............................................................
Green Tree Recreational, Equipment
  & Consumer Trust, 1996-B CTFS,
  7.70%, 7/15/2018                      450,000       449,016
 .............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $499,954), 1998-1A A, 6.125%,
  1/20/2007 r                           500,000       499,433
 .............................................................
IMC Home Equity Loan Trust, 1996-4
  A4, 7.11%, 8/25/2014                1,000,000     1,032,773
 ................. .................
                                                   ----------
                                                    6,239,230
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Principal
                                       Amount        Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.9%
 .............................................................
Blackrock Capital Finance L.P.
  (Acquired 6/23/1997, cost
  $276,801), 1997-R2 AP, 7.04398%,
  12/25/2035 # r                     $  278,498   $   293,173
 .............................................................
CMC Securities Corporation, 1994-G,
  7.00%, 9/25/2024                      200,000       203,959
 .............................................................
Citicorp Mortgage Securities, Inc.:
  1990-D A1, 9.50%, 10/25/2005          129,518       129,432
 .............................................................
  1997-3 A2, 6.92%, 8/25/2027           323,265       324,718
 .............................................................
Collateralized Mortgage Obligations
  Trust, 57-D, 9.90%, 2/01/2019         396,972       428,616
 .............................................................
Commercial Mortgage Acceptance
  Corporation (Acquired 3/13/1998,
  cost $433,589), 1996-C2 A2,
  6.8516%, 9/15/2023 r                  428,831       430,034
 .............................................................
The C.S. First Boston Mortgage
  Securities Corp. Commercial
  Mortgage Pass-Through
  Certificates, Series, 1998-C1
  A1B, 6.48%, 5/17/2008               1,000,000     1,017,666
 .............................................................
GE Capital Mortgage Services, Inc.,
  1994-24 A4, 7.00%, 7/25/2024          169,843       172,910
 .............................................................
Housing Securities, Inc.:
  (Acquired 3/03/1995, cost
    $314,978), 1994-1 AB2, 6.50%,
    3/25/2009 r                         477,239       390,501
 .............................................................
  (Acquired 1/19/1995, cost
  $183,274)
  1994-2 B1, 6.50%, 7/25/2009 r         243,554       219,945
 .............................................................
Independent National Mortgage
  Corporation, 1995-F A5, 8.25%,
  5/25/2010                           1,000,000     1,036,980
 .............................................................

-------------------------------------------------------------
                                     Principal
                                       Amount        Value
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%, 3/04/2020     $  750,000   $   827,110
 .............................................................
  1998-D6 A1B, 6.59%, 3/17/2028       1,050,000     1,080,308
 .............................................................
Ocwen Residential MBS Corp.
  (Acquired 6/18/1998, cost
  $998,750), 1998-R2 AP, 4.9739%,
  11/25/2034 r #                      1,000,000       999,061
 .............................................................
Resolution Trust Corporation,
  1994-C2 G, 8.00%, 4/25/2025           540,366       545,389
 ................. .................
                                                   ----------
                                                    8,099,802
-------------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $14,101,007)                    14,339,032
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.5%
-------------------------------------------------------------
U.S. Treasury Bonds:
  7.50%, 11/15/2016                   2,500,000     3,002,345
 .............................................................
  6.375%, 8/15/2027                   2,375,000     2,609,533
 .............................................................
  6.125%, 11/15/2027                    775,000       830,704
 .............................................................
U.S. Treasury Notes:
  6.25%, 2/15/2003                      750,000       772,032
 .............................................................
  5.875%, 11/15/2005                    500,000       509,844
 .............................................................
  6.625%, 5/15/2007                     500,000       537,500
 .............................................................
  5.625%, 5/15/2008                   1,000,000     1,014,063
-------------------------------------------------------------
Total U.S. Treasury obligations
  (cost $9,081,048)                                 9,276,021
-------------------------------------------------------------
PREFERRED STOCK  -- 1.1%                 Shares
-------------------------------------------------------------
Home Ownership Funding 2, (Acquired
  2/20/1997, cost $500,000) r               500       476,875
-------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

VARIABLE RATE DEMAND                 Principal
NOTES* -- 3.3%                         Amount        Value
-------------------------------------------------------------
General Mills, Inc., 5.2651%         $  240,255   $   240,255
 .............................................................
Pitney Bowes, Inc., 5.2651%             935,320       935,320
 .............................................................
Sara Lee Corp., 5.2562%                 326,435       326,435
 ................. .................
                                                   ----------
Total variable rate demand notes
  (cost $1,502,010)                                 1,502,010
-------------------------------------------------------------
Total investments -- 98.4%
  (cost $43,602,272)                               44,502,970
 .............................................................
Other assets in excess of
  liabilities -- 1.6%                                 744,831
 ................. .................
                                                   ----------
Total net assets -- 100.0%                        $45,247,801
-------------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

ETC -- Equipment Trust Certificate.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

CORPORATE BONDS                  Principal
AND NOTES -- 35.2%                Amount         Value
----------------------------------------------------------
APPAREL -- 1.4%
 ..........................................................
La Petite Holdings, CLB
  8/01/1998, 9.625%, 8/01/2001  $ 3,500,000   $  3,605,000
----------------------------------------------------------
BANKS -- 3.0%
 ..........................................................
Chase Capital II, CLB 2/1/2007
  6.21875%, 2/01/2027 #           2,100,000      2,062,101
 ..........................................................
MBNA Corporation,
  6.0375%, 6/17/2002 #            1,125,000      1,120,897
 ..........................................................
MBNA Global Capital
  Securities,
  CLB 2/01/2007, 6.51875%,
  2/01/2027 #                     2,000,000      1,865,762
 ..........................................................
Old Kentucky Capital Trust I,
  6.51875%, 2/01/2027 #           2,500,000      2,497,272
 ..................... .....................    -----------
                                                 7,546,032
----------------------------------------------------------
EUROBANKS -- 9.7%
 ..........................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #              4,000,000      4,031,352
 ..........................................................
Foreningsbanken Kredit AB,
  CLB 12/18/2001, 6.4375%,
  12/29/2049 #                    5,750,000      5,771,850
 ..........................................................
Hong Kong & Shanghai Bank, CLB
  8/26/1998, 6.00%, 8/29/2049#    3,500,000      2,599,100
 ..........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #           5,830,000      5,850,177
 ..........................................................
Okobank, CLB 9/09/2002,
  6.1875%, 9/29/2049 #            2,750,000      2,746,345
 ..........................................................
Skandinavinska Enskilda
  Banken, CLB 6/28/2003,
  6.6875%, 6/29/2049 #            3,500,000      3,529,470
 ..................... .....................    -----------
                                                24,528,294
----------------------------------------------------------
FINANCIAL SERVICES -- 4.7%
 ..........................................................
Newcourt Credit Group, 5.91%,
  10/24/2000 #                    2,750,000      2,758,280
 ..........................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #            5,000,000      5,010,879
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Florida Windstorm (Acquired
  7/31/1997, cost $3,496,092),
  6.85%, 8/25/2007 r            $ 3,500,000   $  3,631,305
 ..........................................................
General Motors Acceptance
  Corporation,
  8.25%, 3/01/2005                  500,000        556,774
 ..................... .....................    -----------
                                                11,957,238
----------------------------------------------------------
MISCELLANEOUS -- 1.6%
 ..........................................................
URSA Major Rated Limited
  (Acquired 1/28/1998, cost
  $3,956,013), 5.90%,
  1/06/2003 r                     4,000,000      4,011,364
----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 2.2%
 ..........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%,
  7/15/2002                       4,636,000      5,505,250
----------------------------------------------------------
PAPER -- 1.1%
 ..........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002               2,696,375      2,755,216
----------------------------------------------------------
REAL ESTATE -- 2.4%
 ..........................................................
Taubman Realty Group, L.P.,
  6.7375%, 7/30/2001 #            6,000,000      6,101,207
----------------------------------------------------------
TELECOMMUNICATIONS -- 5.7%
 ..........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                       4,000,000      4,350,080
 ..........................................................
Illinois Bell Telephone Co.,
  CLB 9/11/1998, 7.625%,
  4/01/2006                         300,000        302,577
 ..........................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Teleport Communications, CLB
  7/01/2001, 0.00%,
  7/01/2007+                    $ 5,215,000   $  4,537,050
 ..........................................................
TKR Cable, Inc., CLB
  10/30/1999, 10.50%,
  10/30/2007                      4,675,000      5,122,612
 ..................... .....................    -----------
                                                14,312,319
----------------------------------------------------------
UTILITY -- ELECTRIC -- 3.4%
 ..........................................................
Calenergy Co., Inc., CLB
  1/15/1999, 10.25%, 1/15/2004    3,350,000      3,609,625
 ..........................................................
Long Island Lighting Co., CLB
  9/11/1998, 8.90%, 7/15/2019     4,800,000      5,090,956
 ..................... .....................    -----------
                                                 8,700,581
----------------------------------------------------------
Total corporate bonds and notes (cost
  $88,719,210)                                  89,022,501
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 11.6%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.1%
 ..........................................................
Federal Home Loan Mortgage Corporation:
  1081 I, 7.00%, 12/15/2019          20,402         20,375
 ..........................................................
  1194 G, 6.50%, 10/15/2006         500,000        503,607
 ..........................................................
  1206 GA, 7.00%, 3/15/2018       2,177,324      2,178,162
 ..........................................................
  1267 O, 7.25%, 12/15/2005          30,176         30,323
 ..........................................................
  1336 H, 7.75%, 1/15/2021          400,000        409,683
 ..........................................................
  1543 KE, 9.17437%,
    9/15/2022 #                   1,046,602      1,028,965
 ..........................................................
  1617 D, 6.50%, 11/15/2023          71,000         69,665
 ..........................................................
  1944 SB, 10.5625%,
    3/15/2027 #                     132,077        133,107
 ..........................................................
  2036 Z, 7.00%, 3/15/2028          320,758        319,755
 ..........................................................
  2039 Z, 6.50%, 3/15/2013        1,014,920      1,008,577
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
  2043 SC, 10.12813%,
    4/15/2028 #                 $ 1,597,452   $  1,585,087
 ..........................................................
  2055 ZA, 6.50%, 5/15/2013       2,312,458      2,241,604
 ..........................................................
Federal National Mortgage Association:
  1988-26 C, 7.50%, 7/25/2018        71,972         72,736
 ..........................................................
  1990-112 E, 8.50%, 7/25/2019       10,457         10,444
 ..........................................................
  1991-147 K, 7.00%, 1/25/2021        5,000          5,042
 ..........................................................
  1991-153 N, 7.50%, 2/25/2007      207,422        212,698
 ..........................................................
  1992-138 O, 7.50%, 7/25/2022       42,947         42,854
 ..........................................................
  1992-163 E, 6.75%, 9/25/2022      307,392        307,670
 ..........................................................
  1993-23 SH, 9.75053%,
    3/25/2023 #                   2,260,872      2,212,707
 ..........................................................
  1993-45 SB, 8.994%,
    4/25/2023 #                   1,500,000      1,449,982
 ..........................................................
  1994-60 D, 7.00%, 4/25/2024        30,000         30,512
 ..........................................................
  1997-76 FT, 6.0875%,
    9/17/2027 #                   1,583,947      1,544,734
 ..................... .....................    -----------
                                                15,418,289
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 3.8%
 ..........................................................
Federal Home Loan Mortgage
  Corporation, 255452, 8.50%,
  2/01/2008                         481,445        501,103
 ..........................................................
Federal National Mortgage
  Association,
  21130, 8.00%, 9/01/2000             4,388          4,544
 ..........................................................
Government National Mortgage Association:
  8067, 7.00%, 11/20/2022 #       1,302,650      1,335,920
 ..........................................................
  8247, 7.00%, 7/20/2023 #          919,357        942,442
 ..........................................................
  8898, 6.875%, 1/20/2022 #       3,327,950      3,410,916
 ..........................................................
  8956, 7.375%, 4/20/2022 #       3,310,761      3,411,110
 ..................... .....................    -----------
                                                 9,606,035
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.7%
 ..........................................................
Federal Home Loan Mortgage Corporation,
  1965 SA (Inverse IO),
  2.049999%, 3/15/2024 #        $10,500,000   $  1,405,258
 ..........................................................
Federal National Mortgage Association:
  1993-72 J (IO), 6.50%,
    12/25/2006                    1,023,636         74,201
 ..........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                     1,095,099         71,879
 ..........................................................
  1997-65 A (PO), 0.00%,
    9/25/2000                     2,642,135      2,443,823
 ..........................................................
  1997-7 SP (IO), 2.60%,
    04/18/2015                   22,993,118        472,332
 ...........................................    -----------
                                                 4,467,493
----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $28,694,791)                 29,491,817
----------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 36.2%
----------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.3%
 ..........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $4,000,000),
  1997-D A, 6.79%, 8/17/2003 r    4,000,000      4,009,836
 ..........................................................
Champion Auto Grantor Trust
  (Acquired 3/18/1998, cost
  $2,206,222), 1998-A A,
  6.11%, 10/15/2002 r             2,206,256      2,210,737
 ..........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  09/24/1997, cost
  $2,353,829), 1997-5 A1,
  7.72%, 6/15/2005 r              2,353,829      2,367,437
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  2/24/1998, Cost $2,927,640),
  1998-1 A1, 7.45%,
  3/15/2006 r                   $ 2,927,640   $  2,933,580
 ..........................................................
Commercial Mortgage Acceptance
  Corporation (Acquired
  3/13/1998, cost $1,858,238),
  1996-C2 A2, 6.8516%,
  9/15/2023 r                     1,837,850      1,843,001
 ..........................................................
CPS Auto Trust, 1998-1 A,
  6.00%, 8/15/2003                1,922,513      1,922,213
 ..........................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, 8/15/2018     3,280,000      3,340,532
 ..........................................................
Firstplus Home Loan Owner
  Trust:
  1996-2 A4, 7.35%, 10/20/2009    3,998,814      4,046,060
 ..........................................................
  1998-1 A4, 6.20%, 3/10/2015     2,456,000      2,465,075
 ..........................................................
  1998-4 A4, 6.32%, 3/10/2017     5,000,000      5,015,000
 ..........................................................
First Tennessee Auto Grantor
  Trust (Acquired 4/17/1998,
  cost $3,284,803), 1998-A A,
  6.134%, 4/15/2003 r             3,284,803      3,285,316
 ..........................................................
Green Tree Financial
  Corporation:
  1995-4 A4, 6.75%, 6/15/2025     5,435,000      5,521,063
 ..........................................................
  1996-5 B2, 8.45%, 7/15/2027     4,145,001      4,372,976
 ..........................................................
Green Tree Recreational,
  Equipment & Consumer Trust,
  1996-B CTFS, 7.70%,
  7/15/2018                       2,250,000      2,245,079
 ..........................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $4,099,626), 1998-1A A,
  6.125%, 1/20/2007 r             4,100,000      4,095,351
 ..........................................................

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Long Beach Acceptance Auto
  Grantor Trust (Acquired
  1/29/1998, cost $2,225,348),
  1998-1 A, 6.19%, 1/25/2004 r  $ 2,225,373   $  2,226,070
 ..........................................................
The Money Store Residential
  Trust, 1998-I A2, 6.20%,
  3/15/2008                       2,250,000      2,252,813
 ..........................................................
Nomura Asset Securities
  Corporation, 1995-MD3 A1B,
  8.15%, 3/04/2020                2,750,000      3,032,736
 ..........................................................
Resolution Trust Corporation,
  1994-C1 F, 8.00%, 6/25/2026     2,075,145      2,088,704
 ..........................................................
Trust Investment Enhanced
  Return Securities, 1997-7 A,
  CLB 2/15/1999, 6.688%,
  11/15/2003                      4,700,000      4,723,298
 ..................... .....................    -----------
                                                63,996,877
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.0%
 ..........................................................
Blackrock Capital Finance L.P.
  (Acquired 6/23/1997, Cost
  $1,522,404), 1997-R2 AP,
  7.04398%, 12/25/2035 # r        1,531,738      1,612,450
 ..........................................................
Chemical Mortgage Securities,
  Inc., 1993-3 A1, 7.125%,
  7/25/2023                         172,517        173,142
 ..........................................................
Citicorp Mortgage Securities,
  Inc.: 1990-D A1, 9.50%,
  10/25/2005                        259,037        258,865
 ..........................................................
  1997-3 A2, 6.92%, 8/25/2027     2,747,752      2,760,103
 ..........................................................
Countrywide Funding
  Corporation, 1994-17 A9,
  8.00%, 7/25/2024                    4,000          4,243
 ..........................................................
GE Capital Mortgage Services,
  Inc., 1995-8 A5, 7.50%,
  10/25/2025                      2,391,252      2,384,511
 ..........................................................
Housing Securities, Inc.,
  1994-2 B1, 6.50%, 7/25/2009       218,034        196,899
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Independent National Mortgage
  Corporation:
  1995-A A4, 8.75%, 3/25/2025   $    18,000   $     18,578
 ..........................................................
  1996-D A2, 7.00%, 5/25/2026     1,628,932      1,633,924
 ..........................................................
Ocwen Residential MBS Corp.
  (Acquired 6/18/1998, cost
  $4,993,750), 1998-R2 AP,
  4.9739%, 11/25/2034 # r         5,000,000      4,995,305
 ..........................................................
Prudential Home Mortgage
  Securities, Co., 1993-36
  A10, 7.25%, 10/25/2023            500,000        507,357
 ..........................................................
Residential Funding Mortgage
  Securities Inc.: 1993-S9 A8,
  8.166665%, 2/25/2008 #            125,305        125,069
 ..........................................................
  1992-S5 A5, 7.50%, 2/25/2007      690,553        693,173
 ..........................................................
Salomon Brothers Mortgage
  Securities VII, 1994-6 AI,
  7.0105%, 5/25/2004 #            2,512,040      2,536,821
 ..........................................................
Structured Mortgage Asset
  Residential Trust:
  1991-1H, 8.25%, 6/25/2022         180,613        181,396
 ..........................................................
  1992-3 A, 8.00%, 10/25/2007       173,063        178,479
 ..........................................................
  1993-5A AA, 6.9367%,
    6/25/2024 #                     272,916        268,960
 ..........................................................
Walsh Acceptance (Acquired
  3/06/1997, cost $1,750,106),
  1997-2 A, 6.6875%,
  3/01/2027 # r                   1,736,539      1,736,402
 ..................... .....................    -----------
                                                20,265,677
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.2%
 ..........................................................
Citicorp Mortgage Securities,
  Inc.:
  1988-16 A1, 10.00%,
    11/25/2018                       37,210         39,807
 ..........................................................
  1989-8 A1, 10.50%, 6/25/2019      367,994        397,248
 ..................... .....................    -----------
                                                   437,055
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.7%
 ..........................................................
Asset Securitization
  Corporation, 1997-D5, PSI
  (IO), 1.37804%, 2/14/2041 #   $14,885,789   $  1,617,267
 ..........................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.3965%,
  4/19/2015 #                    25,691,230      2,052,293
 ..........................................................
CS First Boston Mortgage
  Securities Corporation
  (Acquired 8/14/1997, cost
  $1,362,985), 1995-WF1 AX
  (IO), 1.487257%,
  12/21/2027 # r                 20,702,711      1,093,372
 ..........................................................
Donaldson, Lufkin & Jenrette,
  (Acquired 4/25/1997, Cost
  $2,154,921), 1997-CF1 S
  (IO), 1.09368%, 3/15/2017 #r   35,184,294      2,177,028
 ..................... .....................    -----------
                                                 6,939,960
----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $91,608,401)                            91,639,569
----------------------------------------------------------

PREFERRED STOCK -- 0.5%               Shares
-----------------------------------------------------------
Home Ownership Funding 2, (Acquired
  2/20/1997, cost $1,500,000) r       1,500       1,430,625
-----------------------------------------------------------

U.S. TREASURY OBLIGATIONS        Principal
-- 8.3%                           Amount
----------------------------------------------------------
U.S. Treasury Bonds:
  7.500%, 11/15/2016            $ 4,300,000      5,164,033
 ..........................................................
  6.375%, 8/15/2027               2,000,000      2,197,502
 ..........................................................
  6.125%, 11/15/2027              3,250,000      3,483,597
 ..........................................................

                                 Principal
                                  Amount         Value
----------------------------------------------------------
U.S. Treasury Notes:
  5.875%, 11/15/1999            $   500,000   $    502,344
 ..........................................................
  6.25%, 2/15/2003                2,000,000      2,058,752
 ..........................................................
  5.875%, 11/15/2005              2,250,000      2,294,298
 ..........................................................
  6.50%, 10/15/2006               4,925,000      5,232,817
 ..................... .....................    -----------
Total U.S. Treasury
  obligations (cost                             20,933,343
  $20,683,031)
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.9%
----------------------------------------------------------
DISCOUNT NOTES -- 6.5%
 ..........................................................
CSX Corp., 5.69%, 7/13/1998
  4(2)                              500,000        499,052
 ..........................................................
Centex Corp., 7.00%, 7/01/1998    7,000,000      7,000,000
 ..........................................................
International Lease Finance
  Corp., 5.51%, 7/07/1998         9,000,000      8,991,734
 ..................... .....................    -----------
Total discount notes                            16,490,786
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.4%
 ..........................................................
General Mills, Inc., 5.2651%        965,517        965,517
----------------------------------------------------------
Total short-term investments
  (cost $17,456,303)                            17,456,303
----------------------------------------------------------
Total investments -- 98.7% (cost
  $248,661,736)                                249,974,158
 ..........................................................
Other assets in excess of
  liabilities -- 1.3%                            3,176,377
 ..................... .....................    -----------
Total net assets -- 100.0%                    $253,150,535
----------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted security requiring resale to institutional investors.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

CORPORATE BONDS AND               Principal
NOTES -- 33.0%                      Amount         Value
-----------------------------------------------------------
APPAREL -- 1.3%
 ...........................................................
La Petite Holdings, CLB
  8/01/1998, 9.625%, 8/01/2001    $  350,000    $   360,500
-----------------------------------------------------------
BANKS -- 1.8%
 ...........................................................
MBNA Corporation, 6.0375%,
  6/17/2002 #                        500,000        498,176
-----------------------------------------------------------
EUROBANKS -- 9.7%
 ...........................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.90%, 9/29/2004 #                 600,000        604,703
 ...........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.4375%,
  12/29/2049 #                       750,000        752,850
 ...........................................................
Nordbanken, CLB 10/25/2001,
  6.2875%, 10/29/2049 #              550,000        551,903
 ...........................................................
Skandinavinska Enskilda Banken,
  CLB 6/28/2003, 6.6875%,
  6/29/2049 #                        800,000        806,736
 ..................... ......................     ----------
                                                  2,716,192
-----------------------------------------------------------
FINANCIAL SERVICES -- 4.5%
 ...........................................................
Newcourt Credit Group, 5.91%,
  10/24/2000 #                       500,000        501,505
 ...........................................................
Countrywide Home Loans, Inc.,
  6.2225%, 3/16/2005 #               750,000        751,632
 ..................... ......................     ----------
                                                  1,253,137
-----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 2.7%
 ...........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%, 7/15/2002      650,000        771,875
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.7%
 ...........................................................
Fort Howard Corporation, 11.00%,
  1/02/2002                       $  463,440    $   473,553
-----------------------------------------------------------
TELECOMMUNICATIONS -- 7.3%
 ...........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                          700,000        761,264
 ...........................................................
Illinois Bell Telephone Co., CLB
  9/11/1998, 7.625%, 4/01/2006       150,000        151,288
 ...........................................................
Teleport Communications, CLB
  7/01/2001, 0.00%, 7/01/2007 +      750,000        652,500
 ...........................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                 450,000        493,086
 ..................... ......................     ----------
                                                  2,058,138
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 4.0%
 ...........................................................
Calenergy Co., Inc., CLB
  1/15/1999, 10.25%, 1/15/2004       500,000        538,750
 ...........................................................
Long Island Lighting Co., CLB
  9/11/1998, 8.90%, 7/15/2019        550,000        583,339
 ..................... ......................     ----------
                                                  1,122,089
-----------------------------------------------------------
Total corporate bonds and notes
  (cost $9,253,774)                               9,253,660
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

GOVERNMENT AGENCY
MORTGAGE-BACKED                   Principal
SECURITIES -- 21.3%                 Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.5%
 ...........................................................
Federal Home Loan Mortgage
  Corporation:
  1081 I, 7.00%, 12/15/2019       $    8,390    $     8,379
 ...........................................................
  1206 GA, 7.00%, 3/15/2018          417,645        417,806
 ...........................................................
  1988 SD, 10.25%, 9/15/2027 #       975,610        981,636
 ...........................................................
  2036 Z, 7.00%, 3/15/2028            79,287         79,039
 ...........................................................
  2043 SC, 10.12813%, 4/15/2028 #    285,259        283,051
 ...........................................................
  2055 ZA, 6.50%, 5/15/2013          603,250        584,766
 ...........................................................
Federal National Mortgage
  Association:
  1992-39 SD, 22.9866%,
    7/25/2019 #                       38,319         39,257
 ..................... ......................     ----------
                                                  2,393,934
-----------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.4%
 ...........................................................
Federal Home Loan Bank, CLB
  9/16/1998, 4.69%, 3/16/1999 #      400,000        398,130
-----------------------------------------------------------
PASS-THROUGH SECURITIES -- 7.5%
 ...........................................................
Federal Housing Authority
  Project, 7.43%, 2/01/2023          135,150        137,382
 ...........................................................
Government National Mortgage
  Association,
  8067, 7.00%, 11/20/2022 #          521,060        534,368
 ...........................................................
  8346, 7.00%, 12/20/2023 #        1,071,298      1,098,198
 ...........................................................
  8570, 7.00%, 10/20/2019 #          313,313        321,500
 ..................... ......................     ----------
                                                  2,091,448
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 3.9%
 ...........................................................
Federal National Mortgage
  Association, 1993-129 J (IO),
  6.50%, 2/25/2007                $  970,629    $    90,208
 ...........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                        403,875         26,509
 ...........................................................
  1997-65 A (PO), 0.00%,
    9/25/2000                        337,818        312,463
 ...........................................................
  1997-76 B (PO), 0.00%,
    6/25/2018                        685,025        671,730
 ..................... ......................     ----------
                                                  1,100,910
-----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $5,948,740)                    5,984,422
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

NON-AGENCY MORTGAGE-
BACKED SECURITIES --              Principal
16.9%                               Amount         Value
-----------------------------------------------------------
ASSET-BACKED SECURITIES -- 11.3%
 ...........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $500,000),
  1997-D A, 6.79%, 8/17/2003 r    $  500,000    $   501,229
 ...........................................................
Champion Auto Grantor Trust
  (Acquired 10/28/1997, cost
  $168,851), 1997-D A, 6.27%,
  9/15/2002 r                        168,851        169,325
 ...........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  9/24/1997, cost $376,613),
  1997-5 A1, 7.72%, 6/15/2005 r      376,613        378,790
 ...........................................................
First Tennessee Auto Grantor
  Trust (Acquired 4/17/1998,
  cost $887,785), 1998-A A,
  6.134%, 4/15/2003 r                887,785        887,923
 ...........................................................
Long Beach Acceptance Auto
  Grantor Trust (Acquired
  1/29/1998, cost $447,795),
  1998-1 A, 6.19%, 1/25/2004 r       447,800        447,940
 ...........................................................
The Money Store Home Equity
  Trust, 1994-C A3, 7.40%,
  3/15/2018                          278,553        280,089
 ...........................................................
Trust Investment Enhanced Return
  Securities, 1997-7A, CLB
  2/15/1999, 6.688%, 11/15/2003      500,000        502,478
 ..................... ......................     ----------
                                                  3,167,774
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.6%
 ...........................................................
American Housing Trust, XD,
  8.60%, 11/25/2015               $  429,321    $   429,856
 ...........................................................
Citicorp Mortgage Securities,
  Inc., 1990-D A1, 9.50%,
  10/25/2005                         129,518        129,432
 ...........................................................
Resolution Trust Corporation,
  1994-C2 G, 8.00%, 4/25/2025        360,244        363,593
 ...........................................................
Salomon Brothers Mortgage
  Securities VI, 1986-1 A,
  6.00%, 12/25/2011                  373,786        370,918
 ...........................................................
Walsh Acceptance (Acquired
  3/06/1997, cost $291,684),
  1997-2 A, 6.6875%, 3/01/2027 #
  r                                  289,423        289,401
 ..................... ......................     ----------
                                                  1,583,200
-----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $4,748,668)                               4,750,974
-----------------------------------------------------------
U.S. TREASURY
OBLIGATIONS -- 3.6%
-----------------------------------------------------------
U.S. Treasury Notes, 5.875%,
  3/31/1999 (cost $1,002,185)      1,000,000      1,003,126
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 26.7%
-----------------------------------------------------------
DISCOUNT NOTES -- 24.9%
 ...........................................................
CSX Corp., 0.00%, 7/13/1998 4(2)   1,500,000      1,497,155
 ...........................................................
Exxon Asset Management, 5.54%,
  7/01/1998 4(2)                   1,500,000      1,500,000
 ...........................................................
Lockheed Martin Corp.:
  5.67%, 7/06/1998 4(2)            1,250,000      1,249,016
 ...........................................................
  5.70%, 7/21/1998 4(2)            1,500,000      1,495,250
 ...........................................................
Tyson Foods, Inc., 5.67%,
  7/06/1998                        1,250,000      1,249,016
 ..................... ......................     ----------
Total discount notes                              6,990,437
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- June 30, 1998
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 1.8%
 ...........................................................
General Mills, Inc., 5.2651%      $      957    $       957
 ...........................................................
Pitney Bowes, Inc., 5.2651%          488,381        488,381
 ..................... ......................     ----------
Total variable rate demand notes                    489,338
-----------------------------------------------------------
Total short-term investments
  (cost $7,479,775)                               7,479,775
-----------------------------------------------------------
Total investments -- 101.5%
  (cost $28,433,142)                             28,471,957
 ...........................................................
Liabilities in excess of other
  assets -- (1.5)%                                 (433,479)
 ..................... ......................     ----------
Total net assets -- 100.0%                      $28,038,478
-----------------------------------------------------------

# Variable rate security. Rate listed is as of June 30, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted security requiring resale to institutional investors.

+ -- Deferred interest security that receives no coupon payments until a predetermined date.

                       See Notes to Financial Statements

                           (Intentionally Left Blank)

Financial Statements -- June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                             EQUITY
                                                             INCOME       MID-CAP        SMALL
                                                              FUND          FUND       CAP FUND
                                                          ---------------------------------------
ASSETS:
  Investments, at value*................................  $174,632,849   $7,578,068   $92,833,069
  Foreign currency**....................................            --           --            --
  Cash..................................................           729       11,515       107,585
  Dividends and interest receivable.....................       406,212       10,436        33,074
  Receivable from Advisor...............................            --           --            --
  Receivable for investments sold.......................       569,635           --     1,877,318
  Receivable for Fund shares sold.......................            28           --       226,577
  Prepaid expenses......................................        12,990        6,635        15,966
                                                          ------------   ----------   -----------
       Total assets.....................................   175,622,443    7,606,654    95,093,589
                                                          ------------   ----------   -----------
LIABILITIES:
  Payable for forward currency exchange contracts.......            --           --            --
  Payable to Advisor....................................       108,182          674        59,838
  Payable for investments purchased.....................       176,612       45,039        14,613
  Payable for Fund shares repurchased...................         3,310           --        84,061
  Dividends payable.....................................            --           --            --
  Accrued expenses and other liabilities................        79,754       21,761        21,801
                                                          ------------   ----------   -----------
       Total liabilities................................       367,858       67,474       180,313
                                                          ------------   ----------   -----------
       Net assets.......................................  $175,254,585   $7,539,180   $94,913,276
                                                          ============   ==========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.......................................  $110,271,920   $7,095,188   $87,939,585
  Undistributed (distributions in excess of) net
     investment income..................................        52,825           --            --
  Undistributed net realized gain (loss) on
     securities.........................................    20,801,091      805,357     6,094,381
  Net unrealized appreciation (depreciation) of
     securities and foreign currency....................    44,128,749     (361,365)      879,310
                                                          ------------   ----------   -----------
       Net assets.......................................  $175,254,585   $7,539,180   $94,913,276
                                                          ============   ==========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized)........................................     7,958,305      583,725     3,584,579
  Net asset value per share (offering and redemption
     price).............................................  $      22.02   $    12.92   $     26.48
                                                          ============   ==========   ===========
 *Cost of Investments...................................  $130,504,100   $7,939,433   $91,953,759
                                                          ============   ==========   ===========
**Cost of Foreign Currency..............................  $         --   $       --   $        --
                                                          ============   ==========   ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                       TOTAL          LOW        SHORT-TERM
    INTERNATIONAL    GLOBAL EQUITY     BALANCED     RETURN BOND     DURATION     INVESTMENT
         FUND            FUND            FUND          FUND           FUND          FUND
    ----------------------------------------------------------------------------------------
    $1,475,911,912    $7,432,448     $106,213,578   $44,502,970   $249,974,158   $28,471,957
             2,226        81,127               --            --             --            --
            51,741            --               --         2,559             --            --
         6,622,150        17,969          715,502       465,168      2,585,770       256,143
                --           675               --            --             --         2,517
         5,413,808            --          180,507           135        230,810         4,711
        11,822,254            --               --       550,326      2,271,181       479,019
            46,064         6,604            8,818         6,402         15,589         9,791
    --------------    ----------     ------------   -----------   ------------   -----------
     1,499,870,155     7,538,823      107,118,405    45,527,560    255,077,508    29,224,138
    --------------    ----------     ------------   -----------   ------------   -----------
         1,323,573         6,070               --            --             --            --
           900,305            --           64,706         3,245         54,871            --
         4,878,853        32,817        2,379,308            --             --            --
        14,974,451       102,078               --        15,180        380,331     1,002,871
                --            --               --       227,308      1,293,755       136,991
           987,589        52,573           78,978        34,026        198,016        45,798
    --------------    ----------     ------------   -----------   ------------   -----------
        23,064,771       193,538        2,522,992       279,759      1,926,973     1,185,660
    --------------    ----------     ------------   -----------   ------------   -----------
    $1,476,805,384    $7,345,285     $104,595,413   $45,247,801   $253,150,535   $28,038,478
    ==============    ==========     ============   ===========   ============   ===========
    $1,288,778,487    $6,831,129     $ 91,283,788   $44,088,113   $251,083,806   $28,184,516
        (6,410,587)      (24,779)           1,426        34,272             --       (72,392)
         1,162,718        13,165        4,311,051       224,718        754,307      (112,461)
       193,274,766       525,770        8,999,148       900,698      1,312,422        38,815
    --------------    ----------     ------------   -----------   ------------   -----------
    $1,476,805,384    $7,345,285     $104,595,413   $45,247,801   $253,150,535   $28,038,478
    ==============    ==========     ============   ===========   ============   ===========
        58,310,329       645,500        5,272,538     3,362,189     24,826,266     2,767,981
    $        25.33    $    11.38     $      19.84   $     13.46   $      10.20   $     10.13
    ==============    ==========     ============   ===========   ============   ===========
    $1,282,680,123    $6,907,441     $ 97,214,430   $43,602,272   $248,661,736   $28,433,142
    ==============    ==========     ============   ===========   ============   ===========
    $        2,229    $   80,372     $         --   $        --   $         --   $        --
    ==============    ==========     ============   ===========   ============   ===========

                       See Notes to Financial Statements

Financial Statements -- Year Ended June 30, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                           EQUITY                       SMALL
                                                           INCOME        MID-CAP         CAP
                                                            FUND          FUND          FUND
                                                         ---------------------------------------
INVESTMENT INCOME
  Income*
     Dividends.........................................  $ 5,351,735    $ 103,729    $   298,766
     Interest..........................................       76,780       14,269        162,805
                                                         -----------    ---------    -----------
          Total income.................................    5,428,515      117,998        461,571
                                                         -----------    ---------    -----------
  Expenses
     Advisory fee......................................    1,424,185       40,200        491,489
     Legal and auditing fees...........................       29,751        5,882         12,064
     Custodian fees and expenses.......................       33,355        5,920         12,319
     Accounting and transfer agent fees and expenses...       52,938       41,133         40,976
     Administration fee................................       72,478        1,758         14,624
     Trustees' fees and expenses.......................        6,323        7,247          5,964
     Reports to shareholders...........................           --        1,281          3,480
     Registration fees.................................       20,915       38,504         30,824
     Other expenses....................................       12,331        4,200          4,231
                                                         -----------    ---------    -----------
          Total expenses...............................    1,652,276      146,125        615,971
     Less, expense reimbursement.......................           --      (92,525)            --
                                                         -----------    ---------    -----------
          Net expenses.................................    1,652,276       53,600        615,971
                                                         -----------    ---------    -----------
  Net investment income (loss).........................    3,776,239       64,398       (154,400)
                                                         -----------    ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on securities and foreign
       currency transactions...........................   29,878,073      928,847      9,968,991
     Net change in unrealized appreciation
       (depreciation) of securities and foreign
       currency........................................    5,189,945     (555,561)    (3,968,125)
                                                         -----------    ---------    -----------
  Net gain (loss) on investments.......................   35,068,018      373,286      6,000,866
                                                         -----------    ---------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $38,844,257    $ 437,684    $ 5,846,466
                                                         ===========    =========    ===========

*Net of Foreign Taxes Withheld.........................  $    42,115    $   2,179    $        --
                                                         ===========    =========    ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                     GLOBAL                      TOTAL          LOW       SHORT-TERM
    INTERNATIONAL    EQUITY      BALANCED     RETURN BOND    DURATION     INVESTMENT
        FUND          FUND         FUND          FUND          FUND          FUND
    ---------------------------------------------------------------------------------
    $ 33,083,711    $ 169,316   $ 1,313,683   $   99,707    $   313,046   $    6,962
       4,377,102        1,778     4,194,926    1,581,652     13,763,729    1,616,135
    ------------    ---------   -----------   ----------    -----------   ----------
      37,460,813      171,094     5,508,609    1,681,359     14,076,775    1,623,097
    ------------    ---------   -----------   ----------    -----------   ----------
       8,732,479       44,469       761,196      126,038        918,112       94,570
         157,845        6,272        23,172       14,041         42,101       12,980
         558,256       16,173        23,265        7,573         54,713       12,358
         384,869       50,442        65,557       46,902        121,796       53,464
         237,374        2,193        35,806        6,098         76,301        9,050
           5,517        7,194         5,492        5,762          5,155        5,286
         106,270        1,411           249           --         22,600        5,617
         165,981       38,638        23,332       27,899         48,168       23,424
          38,339        4,144         7,723        1,160         12,981        2,335
    ------------    ---------   -----------   ----------    -----------   ----------
      10,386,930      170,936       945,792      235,473      1,301,927      219,084
              --     (111,644)           --      (86,499)      (144,309)    (105,600)
    ------------    ---------   -----------   ----------    -----------   ----------
      10,386,930       59,292       945,792      148,974      1,157,618      113,484
    ------------    ---------   -----------   ----------    -----------   ----------
      27,073,883      111,802     4,562,817    1,532,385     12,919,157    1,509,613
    ------------    ---------   -----------   ----------    -----------   ----------
       3,289,299      121,357     5,754,835      318,597      1,052,667      (42,539)
      70,706,856      225,531     2,122,314      504,670       (221,716)     (20,572)
    ------------    ---------   -----------   ----------    -----------   ----------
      73,996,155      346,888     7,877,149      823,267        830,951      (63,111)
    ------------    ---------   -----------   ----------    -----------   ----------
    $101,070,038    $ 458,690   $12,439,966   $2,355,652    $13,750,108   $1,446,502
    ============    =========   ===========   ==========    ===========   ==========

    $  3,609,869    $  13,148   $     7,242   $       --    $        --   $       --
    ============    =========   ===========   ==========    ===========   ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                    EQUITY INCOME FUND                       MID-CAP FUND
                                              ------------------------------    --------------------------------------
                                               Year Ended       Year Ended       Year Ended        January 2, 1997**
                                              June 30, 1998    June 30, 1997    June 30, 1998    through June 30, 1997
                                              ------------------------------    --------------------------------------
OPERATIONS:
    Net investment income (loss)..........    $  3,776,239     $  4,697,583      $    64,398          $   12,624
    Net realized gain (loss) on securities
      and foreign currency transactions...      29,878,073       34,935,223          928,847               6,232
    Net change in unrealized appreciation
      (depreciation) of securities and
      foreign currency....................       5,189,945        4,211,108         (555,561)            194,196
                                              ------------     ------------      -----------          ----------
         Net increase in net assets
           resulting from operations......      38,844,257       43,843,914          437,684             213,052
                                              ------------     ------------      -----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
    Net investment income.................      (3,812,071)      (4,609,150)         (66,341)            (10,925)
    Net realized gain on securities
      transactions........................     (26,619,074)     (18,088,501)        (129,478)                 --
                                              ------------     ------------      -----------          ----------
         Total dividends and
           distributions..................     (30,431,145)     (22,697,651)        (195,819)            (10,925)
                                              ------------     ------------      -----------          ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold.........      23,627,560       42,695,225        6,338,383           2,380,798
    Shares issued in connection with
      payment of dividends and
      distributions.......................      29,778,874       21,727,110          194,620              10,844
    Cost of shares redeemed...............     (72,438,773)     (82,232,891)      (1,222,885)           (606,572)
                                              ------------     ------------      -----------          ----------
         Net increase (decrease) in net
           assets from Fund share
           transactions...................     (19,032,339)     (17,810,556)       5,310,118           1,785,070
                                              ------------     ------------      -----------          ----------
Total increase (decrease) in net assets...     (10,619,227)       3,335,707        5,551,983           1,987,197
NET ASSETS:
    Beginning of period...................     185,873,812      182,538,105        1,987,197                  --
                                              ------------     ------------      -----------          ----------
    End of period*........................    $175,254,585     $185,873,812      $ 7,539,180          $1,987,197
                                              ============     ============      ===========          ==========
*Including undistributed (distributions in
  excess of) net investment income of:        $     52,825     $     88,433      $        --          $    1,699
                                              ============     ============      ===========          ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold...........................       1,065,609        2,183,683          489,941             226,865
    Shares issued in connection with
      payment of dividends and
      distributions.......................       1,451,197        1,142,942           15,545                 942
    Shares redeemed.......................      (3,307,554)      (4,228,482)         (92,361)            (57,207)
                                              ------------     ------------      -----------          ----------
         Net increase (decrease)..........        (790,748)        (901,857)         413,125             170,600
                                              ============     ============      ===========          ==========
** Commencement of operations

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

            SMALL CAP FUND                 INTERNATIONAL FUND                    GLOBAL EQUITY FUND
    ------------------------------   -------------------------------   --------------------------------------
     Year Ended       Year Ended       Year Ended       Year Ended      Year Ended        January 2, 1997**
    June 30, 1998    June 30, 1997   June 30, 1998     June 30, 1997   June 30, 1998    through June 30, 1997
    ------------------------------   -------------------------------   --------------------------------------
    $   (154,400)    $     18,067    $   27,073,883    $  14,552,015    $   111,802          $   46,344
       9,968,991        1,503,738         3,289,299          953,040        121,357              21,267
      (3,968,125)       3,726,110        70,706,856      105,727,351        225,531             300,239
    ------------     ------------    --------------    -------------    -----------          ----------
       5,846,466        5,247,915       101,070,038      121,232,406        458,690             367,850
    ------------     ------------    --------------    -------------    -----------          ----------
        (111,869)         (56,310)      (32,976,929)     (15,060,247)      (175,171)            (45,630)
      (5,072,568)      (2,033,874)               --       (3,759,354)       (91,582)                 --
    ------------     ------------    --------------    -------------    -----------          ----------
      (5,184,437)      (2,090,184)      (32,976,929)     (18,819,601)      (266,753)            (45,630)
    ------------     ------------    --------------    -------------    -----------          ----------
     140,132,855       21,595,726     1,292,839,186      655,854,799      4,309,902           3,368,545
       5,017,869        1,901,255        29,643,512       17,244,335        263,932              44,743
     (78,429,678)     (15,605,197)     (802,298,868)    (217,976,937)    (1,150,082)             (5,912)
    ------------     ------------    --------------    -------------    -----------          ----------
      66,721,046        7,891,784       520,183,830      455,122,197      3,423,752           3,407,376
    ------------     ------------    --------------    -------------    -----------          ----------
      67,383,075       11,049,515       588,276,939      557,535,002      3,615,689           3,729,596
      27,530,201       16,480,686       888,528,445      330,993,443      3,729,596                  --
    ------------     ------------    --------------    -------------    -----------          ----------
    $ 94,913,276     $ 27,530,201    $1,476,805,384    $ 888,528,445    $ 7,345,285          $3,729,596
    ============     ============    ==============    =============    ===========          ==========
    $         --     $     18,067    $   (6,410,587)   $  (1,195,950)   $   (24,779)         $     (453)
    ============     ============    ==============    =============    ===========          ==========
       5,096,875          998,558        52,830,892       29,673,741        388,720             332,759
         207,693           97,400         1,253,628          739,904         25,235               4,002
      (2,875,106)        (713,459)      (32,528,515)      (9,851,367)      (104,646)               (571)
    ------------     ------------    --------------    -------------    -----------          ----------
       2,429,462          382,499        21,556,005       20,562,278        309,309             336,190
    ============     ============    ==============    =============    ===========          ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                         BALANCED FUND
                                                              -----------------------------------
                                                               Year Ended            Year Ended
                                                              June 30, 1998         June 30, 1997
                                                              -----------------------------------
OPERATIONS:
     Net investment income..................................  $  4,562,817          $  3,580,837
     Net realized gain (loss) on securities transactions....     5,754,835             4,518,798
     Net change in unrealized appreciation (depreciation) of
       securities...........................................     2,122,314             3,306,702
                                                              ------------          ------------
          Net increase in net assets resulting from
            operations......................................    12,439,966            11,406,337
                                                              ------------          ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................    (4,563,299)           (3,999,551)
     Net realized gain on securities transactions...........    (5,598,223)           (2,410,169)
                                                              ------------          ------------
          Total dividends and distributions.................   (10,161,522)           (6,409,720)
                                                              ------------          ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................    34,493,608            39,290,919
     Shares issued in connection with payment of dividends
       and distributions....................................     9,851,285             6,071,836
     Cost of shares redeemed................................   (32,186,438)          (30,799,051)
                                                              ------------          ------------
          Net increase (decrease) in net assets from Fund
            share transactions..............................    12,158,455            14,563,704
                                                              ------------          ------------
Total increase (decrease) in net assets.....................    14,436,899            19,560,321
NET ASSETS:
     Beginning of period....................................    90,158,514            70,598,193
                                                              ------------          ------------
     End of period*.........................................  $104,595,413          $ 90,158,514
                                                              ============          ============
*Including undistributed (distributions in excess of) net
  investment income of:                                       $      1,426          $     50,696
                                                              ============          ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................     1,728,761             2,119,226
     Shares issued in connection with payment of dividends
       and distributions....................................       508,237               325,867
     Shares redeemed........................................    (1,616,205)           (1,658,360)
                                                              ------------          ------------
          Net increase (decrease)...........................       620,793               786,733
                                                              ============          ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

       TOTAL RETURN BOND FUND             LOW DURATION FUND          SHORT-TERM INVESTMENT FUND
    -----------------------------   -----------------------------   -----------------------------
     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
    June 30, 1998   June 30, 1997   June 30, 1998   June 30, 1997   June 30, 1998   June 30, 1997
    -----------------------------   -----------------------------   -----------------------------
     $ 1,532,385    $  1,964,962    $ 12,919,157    $  10,574,255   $  1,509,613    $  1,058,876
         318,597         (42,063)      1,052,667        1,057,714        (42,539)        (46,704)
         504,670         978,811        (221,716)         764,193        (20,572)         (5,502)
     -----------    ------------    ------------    -------------   ------------    ------------
       2,355,652       2,901,710      13,750,108       12,396,162      1,446,502       1,006,670
     -----------    ------------    ------------    -------------   ------------    ------------
      (1,622,000)     (1,964,962)    (13,340,819)     (10,574,255)    (1,509,613)     (1,058,876)
              --        (241,973)     (1,045,647)        (176,195)            --              --
     -----------    ------------    ------------    -------------   ------------    ------------
      (1,622,000)     (2,206,935)    (14,386,466)     (10,750,450)    (1,509,613)     (1,058,876)
     -----------    ------------    ------------    -------------   ------------    ------------
      33,566,256      14,661,662     182,933,522      191,220,600     50,189,024      39,041,151
       1,101,255       1,802,150      12,908,812       10,052,581        894,623         570,013
      (4,460,475)    (46,271,666)   (113,269,472)    (220,866,044)   (44,698,826)    (36,567,972)
     -----------    ------------    ------------    -------------   ------------    ------------
      30,207,036     (29,807,854)     82,572,862      (19,592,863)     6,384,821       3,043,192
     -----------    ------------    ------------    -------------   ------------    ------------
      30,940,688     (29,113,079)     81,936,504      (17,947,151)     6,321,710       2,990,986
      14,307,113      43,420,192     171,214,031      189,161,182     21,716,768      18,725,782
     -----------    ------------    ------------    -------------   ------------    ------------
     $45,247,801    $ 14,307,113    $253,150,535    $ 171,214,031   $ 28,038,478    $ 21,716,768
     ===========    ============    ============    =============   ============    ============
     $    34,272    $    105,637    $         --    $     446,351   $    (72,392)   $    (17,486)
     ===========    ============    ============    =============   ============    ============
       2,516,857       1,130,467      17,898,633       18,787,386      4,944,329       3,847,758
          82,830         139,510       1,263,801          990,060         88,164          56,209
        (334,936)     (3,568,847)    (11,074,513)     (21,739,355)    (4,404,554)     (3,605,096)
     -----------    ------------    ------------    -------------   ------------    ------------
       2,264,751      (2,298,870)      8,087,921       (1,961,909)       627,939         298,871
     ===========    ============    ============    =============   ============    ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund (formerly named the Balanced Income Fund), the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), December 6, 1994 (the Total Return Bond Fund), and January 2, 1997 (the Mid-Cap Fund and the Global Equity
Fund).

The Balanced Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The Mid-Cap Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Global Equity Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not

--------------------------------------------------------------------------------

exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund and the Global Equity Fund, foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund and the Global Equity Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International Fund and the Global Equity Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund and the Global Equity Fund utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. At June 30, 1998 all of the open forward contracts are hedging foreign currency risk on unsettled trades. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Small Cap, Balanced, Total Return Bond, Low Duration, and Short-Term Investment Funds own investment securities which are unregistered and thus restricted as to resale.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. At June 30, 1998, the Small Cap, Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds had restricted securities with an aggregate market value of $1,593,900, $9,046,383, $3,858,938, $44,158,231, and
$8,416,029, respectively, representing 1.7%, 8.6%, 8.5%, 17.4%, and 30.0% of the net assets of each Fund, respectively. Of these amounts, the Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds had restricted securities that were determined to be illiquid pursuant to guidelines adopted by the Board of Trustees with an aggregate market value of $3,435,970, $1,883,569, $17,774,634 and $668,191, respectively, representing 3.3%, 4.2%, 7.0% and 2.4%
of the net assets of each Fund, respectively, for the year ended June 30, 1998.

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds segregate and maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the Total Return Bond, Low Duration and Short-Term Investment Funds, declared and paid quarterly for the Balanced and Equity Income Funds, declared and paid semi-annually for the Mid-Cap, International and Global Equity Funds and declared and paid annually for the Small Cap Fund. Distributions of net realized capital gains, if any, will be declared at least annually. Effective July 1, 1998, the Total Return Bond, Low Duration and Short-Term Investment Funds will declare and pay dividends monthly.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting

--------------------------------------------------------------------------------

principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS. Each Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the year ended June 30, 1998, the Advisor reimbursed the following expenses:

                              Equity Income    Mid-Cap    Small Cap    International    Global Equity    Balanced
                                  Fund          Fund        Fund           Fund             Fund           Fund
                              -----------------------------------------------------------------------------------
ANNUAL ADVISORY RATE........    0.75%           0.75%       0.75%          0.75%          0.75%            0.75%
ANNUAL CAP ON EXPENSES......    1.00%           1.00%       1.00%          1.00%          1.00%            1.00%
EXPENSES REIMBURSED.........     $0            $92,525        $0             $0          $111,644            $0

                                                    Total Return       Low Duration         Short-Term
                                                     Bond Fund             Fund           Investment Fund
                                                    -----------------------------------------------------
ANNUAL ADVISORY RATE............................      0.55%              0.46%               0.40%
ANNUAL CAP ON EXPENSES..........................      0.65%              0.58%               0.48%
EXPENSES REIMBURSED.............................     $86,499            $144,309           $105,600

The Equity Income, International and Global Equity Funds paid commissions on Fund transactions to an affiliated broker in the amounts of $12,468, $302,055 and $414, respectively, during the year ended June 30, 1998.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds have adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1998 were as follows:

                                          Purchases                                  Sales
                              ----------------------------------       ----------------------------------
Fund                          U.S. Government          Other           U.S. Government          Other
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.........              --         $ 42,665,881                  --         $ 84,469,892
MID-CAP FUND...............              --            8,425,310                  --            3,617,487
SMALL CAP FUND.............              --          114,673,692                  --           53,477,227
INTERNATIONAL FUND.........              --          701,629,674                  --          219,348,442
GLOBAL EQUITY FUND.........              --            6,535,691                  --            3,046,569
BALANCED FUND..............    $ 63,339,502           69,212,096         $71,097,502           49,069,258
TOTAL RETURN BOND FUND.....      38,451,939           34,721,822          25,479,793           18,148,362
LOW DURATION FUND..........     116,290,995          184,158,820          98,926,814          123,128,398
SHORT-TERM INVESTMENT
  FUND.....................      13,194,366           14,060,334          10,630,619           13,361,625

As of June 30, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                 Net Appreciation       Appreciated         Depreciated
Fund                                              (Depreciation)         Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND...........................      $ 44,075,639         $ 46,310,456       $  (2,234,817)
MID-CAP FUND.................................          (363,736)             420,412            (784,148)
SMALL CAP FUND...............................           606,223            9,237,435          (8,631,212)
INTERNATIONAL FUND...........................       174,358,554          283,091,074        (108,732,520)
GLOBAL EQUITY FUND...........................           441,254              957,282            (516,028)
BALANCED FUND................................         8,999,148            9,951,376            (952,228)
TOTAL RETURN BOND FUND.......................           884,791            1,021,401            (136,610)
LOW DURATION FUND............................         1,270,207            2,311,092          (1,040,885)
SHORT-TERM INVESTMENT FUND...................            38,815               76,043             (37,228)

At June 30, 1998, the cost of investments for federal income tax purposes was $130,557,210, $7,941,804, $92,226,846, $1,301,553,358, $6,991,194, $97,214,430,
$43,618,179, $248,703,951 and $28,433,142 for the Equity Income, Mid-Cap, Small
Cap, International, Global Equity, Balanced,

--------------------------------------------------------------------------------

Total Return Bond, Low Duration and Short-Term Investment Funds, respectively. Any differences between book and tax are due primarily to wash sale losses and REIT return of capital distributions. In addition, the cost basis differences in the International Fund and Global Equity Fund are due to mark-to-market adjustments for passive foreign investment companies.

At June 30, 1998, the Short-Term Investment Fund deferred, on a tax basis, post-October losses of $6,520. Such amounts may be used to offset future capital gains. Tax basis post-October losses from foreign currency related transactions of $1,933,868 and $9,545 for the International and Global Equity Funds, respectively, are not recognized for federal income tax purposes until fiscal 1999.

At June 30, 1998, the Short-Term Investment Fund had accumulated net realized capital loss carryovers of $3,422 expiring in 2003, $63,545 expiring in 2004 and $38,974 expiring in 2005. The Total Return Bond and Short-Term Investment Funds utilized capital loss carryovers of $82,785 and $16,148, respectively, in 1998. To the extent the Short-Term Investment Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 4.

FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 1998, the following percent of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders: Equity Income Fund 91%, Mid-Cap Fund 15%, Small Cap Fund 3%, Global Equity Fund 17%, Balanced Fund 25%, Total Return Bond Fund 5%, and Low Duration Fund 2%.

During the year ended June 30, 1998, the International Fund generated $35,906,512 of foreign source income and paid $3,609,869 of foreign taxes. The Fund elects to pass foreign taxes through to the Fund's shareholders for their 1998 tax returns. Updated data will be sent with 1998 Forms 1099-DIV to enable shareholders to have information to claim either a foreign tax credit or to take a foreign tax deduction on their 1998 income tax returns.

During the year ended June 30, 1998, the following Funds paid capital gain dividends (taxable as long-term capital gains).

                                          % of
                                      Capital Gain
                                     Distribution at
                                      Maximum Rate
                         Per Share       of 20%
                         ---------   ---------------
EQUITY INCOME FUND...     $2.9033         37.44%
SMALL CAP FUND.......     $0.8879         39.22%
BALANCED FUND........     $0.9877         62.45%
LOW DURATION FUND....     $0.0369         92.65%

Information regarding these distributions was provided with the 1997 Forms 1099-DIV sent to shareholders in January 1998.

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                                                     Year Ended June 30,
                                                    ------------------------------------------------------
                                                     1998        1997        1996        1995        1994
                                                    ------------------------------------------------------
Net Asset Value, Beginning of Year................  $21.25      $18.91      $17.24      $15.07      $15.50
                                                    ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income........................    0.46        0.49        0.45(1)     0.49        0.46
     Net realized and unrealized gain on
       investments................................    4.02        4.15        2.89        2.48        0.10
                                                    ------      ------      ------      ------      ------
     Total from investment operations.............    4.48        4.64        3.34        2.97        0.56
                                                    ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income).......   (0.46)      (0.48)      (0.57)      (0.44)      (0.46)
     Distributions (from realized gains)..........   (3.25)      (1.82)      (1.10)      (0.36)      (0.53)
                                                    ------      ------      ------      ------      ------
     Total distributions..........................   (3.71)      (2.30)      (1.67)      (0.80)      (0.99)
                                                    ------      ------      ------      ------      ------
Net Asset Value, End of Year......................  $22.02      $21.25      $18.91      $17.24      $15.07
                                                    ======      ======      ======      ======      ======
Total Return......................................   22.60%      26.15%      20.04%      20.49%       3.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)................  $175.3      $185.9      $182.5      $127.1       $87.2
Ratio of expenses to average net assets:
     Before expense reimbursement.................    0.87%       0.88%       0.98%       1.02%       1.05%
     After expense reimbursement..................    0.87%       0.88%       0.98%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement.................    1.99%       2.49%       2.56%       3.11%       2.85%
     After expense reimbursement..................    1.99%       2.49%       2.56%       3.14%       2.90%
Portfolio turnover rate...........................      23%         44%         24%         50%         36%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
MID-CAP FUND

                                                             Year Ended      January 2, 1997*
                                                              June 30,           through
                                                                1998          June 30, 1997
                                                             ----------      ----------------
Net Asset Value, Beginning of Period........................   $11.65             $10.00
                                                               ------             ------
  Income from Investment Operations:
     Net investment income..................................     0.13               0.07
     Net realized and unrealized gain on investments........     1.60               1.64
                                                               ------             ------
     Total from investment operations.......................     1.73               1.71
                                                               ------             ------
  Less Distributions:
     Dividends (from net investment income).................    (0.14)             (0.06)
     Distributions (from realized gains)....................    (0.32)                --
                                                               ------             ------
     Total distributions....................................    (0.46)             (0.06)
                                                               ------             ------
Net Asset Value, End of Period..............................   $12.92             $11.65
                                                               ======             ======
Total Return................................................    15.00%             17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................      $7.5              $2.0
Ratio of expenses to average net assets:
     Before expense reimbursement...........................     2.72%              8.26%+
     After expense reimbursement............................     1.00%              1.00%+
Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement...........................    (0.52)%            (5.39)%+
     After expense reimbursement............................     1.20%              1.87%+
Portfolio turnover rate.....................................       71%                23%++

 * Commencement of operations.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                                                      Year Ended June 30,
                                                     ------------------------------------------------------
                                                      1998        1997        1996        1995        1994
                                                     ------------------------------------------------------
Net Asset Value, Beginning of Year.................  $23.83      $21.33      $21.53      $19.53      $19.88
                                                     ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income (loss)..................   (0.06)(1)    0.03        0.05(1)    (0.06)      (0.01)
     Net realized and unrealized gain on
       investments.................................    5.13        5.62        2.80        2.84        0.78
                                                     ------      ------      ------      ------      ------
     Total from investment operations..............    5.07        5.65        2.85        2.78        0.77
                                                     ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)........   (0.05)      (0.09)         --          --       (0.20)
     Distributions (from realized gains)...........   (2.37)      (3.06)      (3.05)      (0.78)      (0.92)
                                                     ------      ------      ------      ------      ------
     Total distributions...........................   (2.42)      (3.15)      (3.05)      (0.78)      (1.12)
                                                     ------      ------      ------      ------      ------
Net Asset Value, End of Year.......................  $26.48      $23.83      $21.33      $21.53      $19.53
                                                     ======      ======      ======      ======      ======
Total Return.......................................   22.24%      29.74%      14.24%      14.79%       3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).................   $94.9       $27.5       $16.5       $20.5       $13.1
Ratio of expenses to average net assets:
     Before expense reimbursement..................    0.94%       1.30%       1.21%       1.49%       1.65%
     After expense reimbursement...................    0.94%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income (loss) to average
  net assets:
     Before expense reimbursement..................   (0.23)%     (0.20)%      0.03%      (0.82)%     (0.71)%
     After expense reimbursement...................   (0.23)%      0.10%       0.24%      (0.34)%     (0.06)%
Portfolio turnover rate............................      85%         88%        119%         81%         44%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                                                       Year Ended June 30,
                                                     --------------------------------------------------------
                                                       1998         1997        1996        1995        1994
                                                     --------------------------------------------------------
Net Asset Value, Beginning of Year.............      $  24.17      $20.44      $17.70      $16.79      $14.63
                                                     --------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income.....................          0.59        0.59(1)     0.56(1)     0.28        0.26
     Net realized and unrealized gain on
       investments.............................          1.23        3.78        2.51        1.52        2.19
                                                     --------      ------      ------      ------      ------
     Total from investment operations..........          1.82        4.37        3.07        1.80        2.45
                                                     --------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment income)....         (0.66)      (0.48)      (0.14)      (0.44)      (0.14)
     Distributions (from realized gains).......            --       (0.16)      (0.19)      (0.45)      (0.15)
                                                     --------      ------      ------      ------      ------
     Total distributions.......................         (0.66)      (0.64)      (0.33)      (0.89)      (0.29)
                                                     --------      ------      ------      ------      ------
Net Asset Value, End of Year...................      $  25.33      $24.17      $20.44      $17.70      $16.79
                                                     ========      ======      ======      ======      ======
Total Return...................................          7.77%      21.59%      18.61%      11.08%      16.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).............      $1,476.8      $888.5      $331.0       $51.5       $26.0
Ratio of expenses to average net assets:
     Before expense reimbursement..............          0.89%       1.07%       1.11%       1.39%       1.61%
     After expense reimbursement...............          0.89%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement..............          2.32%       2.59%       2.67%       2.45%       2.01%
     After expense reimbursement...............          2.32%       2.66%       2.78%       2.83%       2.62%
Portfolio turnover rate........................            20%         18%         12%         24%         23%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                                              Year Ended       January 2, 1997*
                                                               June 30,            through
                                                                 1998           June 30, 1997
                                                             ------------      ----------------
Net Asset Value, Beginning of Period........................     $11.09             $10.00
                                                                ------              ------
  Income from Investment Operations:
     Net investment income..................................      0.28                0.14
     Net realized and unrealized gain on investments........      0.51                1.09
                                                                ------              ------
     Total from investment operations.......................      0.79                1.23
                                                                ------              ------
  Less Distributions:
     Dividends (from net investment income).................     (0.32)              (0.14)
     Distributions (from realized gains)....................     (0.18)                 --
                                                                ------              ------
     Total distributions....................................     (0.50)              (0.14)
                                                                ------              ------
Net Asset Value, End of Period..............................    $11.38                   $11.09
                                                                ======              ======
Total Return................................................      7.61%              12.32%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................      $7.3                     $3.7
Ratio of expenses to average net assets:
     Before expense reimbursement...........................      2.88%               4.43%+
     After expense reimbursement............................      1.00%               1.00%+
Ratio of net investment income to average net assets:
     Before expense reimbursement...........................      0.00%               0.07%+
     After expense reimbursement............................      1.88%               3.50%+
Portfolio turnover rate.....................................        54%                 18%++

 * Commencement of operations.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED FUND

                                                                     Year Ended June 30,
                                                   --------------------------------------------------------
                                                    1998        1997         1996         1995        1994
                                                   --------------------------------------------------------
Net Asset Value, Beginning of Year..............   $19.38      $ 18.27      $ 16.74      $15.71      $16.69
                                                   ------      -------      -------      ------      ------
  Income from Investment Operations:
     Net investment income......................     0.89         0.90(1)      0.94        0.89        0.89
     Net realized and unrealized gain (loss) on
       investments..............................     1.58         1.86         1.53        1.53       (0.27)
                                                   ------      -------      -------      ------      ------
     Total from investment operations...........     2.47         2.76         2.47        2.42        0.62
                                                   ------      -------      -------      ------      ------
  Less Distributions:
     Dividends (from net investment income).....    (0.90)       (0.99)       (0.92)      (0.80)      (0.94)
     Distributions (from realized gains)........    (1.11)       (0.66)       (0.02)      (0.57)      (0.66)
     Return of capital..........................       --           --           --       (0.02)         --
                                                   ------      -------      -------      ------      ------
     Total distributions........................    (2.01)       (1.65)       (0.94)      (1.39)      (1.60)
                                                   ------      -------      -------      ------      ------
Net Asset Value, End of Year....................   $19.84      $ 19.38      $ 18.27      $16.74      $15.71
                                                   ======      =======      =======      ======      ======
Total Return....................................    13.29%       15.75%       15.04%      16.40%       3.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)..............   $104.6        $90.2        $70.6       $32.1       $36.0
Ratio of expenses to average net assets:
     Before expense reimbursement...............     0.93%        0.98%        1.06%       1.19%       1.20%
     After expense reimbursement................     0.93%        0.98%        1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets:
     Before expense reimbursement...............     4.49%        4.77%        5.20%       5.44%       5.04%
     After expense reimbursement................     4.49%        4.77%        5.26%       5.63%       5.24%
Portfolio turnover rate.........................      121%         117%          92%         51%         97%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                           Year Ended June 30,            December 6, 1994*
                                                      ------------------------------           through
                                                       1998        1997        1996         June 30, 1995
                                                      -----------------------------------------------------
Net Asset Value, Beginning of Period................  $13.04      $12.78      $12.94           $12.00
                                                      ------      ------      ------           ------
  Income from Investment Operations:
     Net investment income..........................    0.89        0.99        0.84(1)          0.46
     Net realized and unrealized gain on
       investments..................................    0.50        0.30        0.06             0.94
                                                      ------      ------      ------           ------
     Total from investment operations...............    1.39        1.29        0.90             1.40
                                                      ------      ------      ------           ------
  Less Distributions:
     Dividends (from net investment income).........   (0.97)      (0.92)      (0.93)           (0.46)
     Distributions (from realized gains)............      --       (0.11)      (0.13)              --
                                                      ------      ------      ------           ------
     Total distributions............................   (0.97)      (1.03)      (1.06)           (0.46)
                                                      ------      ------      ------           ------
Net Asset Value, End of Period......................  $13.46      $13.04      $12.78           $12.94
                                                      ======      ======      ======           ======
Total Return........................................   11.04%      10.48%       7.05%           11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)................   $45.2       $14.3       $43.4                  $15.3
Ratio of expenses to average net assets:
     Before expense reimbursement...................    1.02%       0.95%       0.98%            2.93%+
     After expense reimbursement....................    0.65%       0.65%       0.68%            0.80%+
Ratio of net investment income to average net
  assets:
     Before expense reimbursement...................    6.28%       6.78%       6.86%            4.92%+
     After expense reimbursement....................    6.65%       7.08%       7.16%            7.05%+
Portfolio turnover rate.............................     195%        173%         51%              68%++

*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                                                   Year Ended June 30,
                                                        ------------------------------------------
                                                         1998     1997     1996     1995     1994
                                                        ------------------------------------------
Net Asset Value, Beginning of Year....................  $10.23   $10.12   $10.15   $ 9.93   $10.00
                                                        ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income............................    0.66     0.66     0.68     0.75     0.77
     Net realized and unrealized gain on
       investments....................................    0.05     0.10     0.06     0.23     0.11
                                                        ------   ------   ------   ------   ------
     Total from investment operations.................    0.71     0.76     0.74     0.98     0.88
                                                        ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment income)...........   (0.68)   (0.64)   (0.72)   (0.75)   (0.77)
     Distributions (from realized gains)..............   (0.06)   (0.01)   (0.05)   (0.01)   (0.18)
                                                        ------   ------   ------   ------   ------
     Total distributions..............................   (0.74)   (0.65)   (0.77)   (0.76)   (0.95)
                                                        ------   ------   ------   ------   ------
Net Asset Value, End of Year..........................  $10.20   $10.23   $10.12   $10.15   $ 9.93
                                                        ======   ======   ======   ======   ======
Total Return..........................................    7.19%    7.79%    7.47%   10.23%    9.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)....................  $253.2   $171.2   $189.2   $123.3    $36.5
Ratio of expenses to average net assets:
     Before expense reimbursement.....................    0.65%    0.66%    0.60%    0.75%    1.10%
     After expense reimbursement......................    0.58%    0.58%    0.58%    0.58%    0.58%
Ratio of net investment income to average net assets:
     Before expense reimbursement.....................    6.39%    6.26%    7.07%    7.43%    6.82%
     After expense reimbursement......................    6.46%    6.34%    7.09%    7.61%    7.34%
Portfolio turnover rate...............................     119%     202%      50%      71%     254%

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                                                    Year Ended June 30,
                                                         ------------------------------------------
                                                          1998     1997     1996     1995     1994
                                                         ------------------------------------------
Net Asset Value, Beginning of Year.....................  $10.15   $10.17   $10.12   $10.21   $10.00
                                                         ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income.............................    0.63     0.58     0.66     0.66     0.53
     Net realized and unrealized gain (loss) on
       investments.....................................    0.00    (0.01)    0.05    (0.09)    0.21
                                                         ------   ------   ------   ------   ------
     Total from investment operations..................    0.63     0.57     0.71     0.57     0.74
                                                         ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment income)............   (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
     Return of capital.................................      --       --    (0.00)      --       --
                                                         ------   ------   ------   ------   ------
     Total distributions...............................   (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
                                                         ------   ------   ------   ------   ------
Net Asset Value, End of Year...........................  $10.13   $10.15   $10.17   $10.12   $10.21
                                                         ======   ======   ======   ======   ======
Total Return...........................................    6.37%    5.77%    7.23%    5.78%    7.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).....................   $28.0    $21.7    $18.7    $19.8    $10.5
Ratio of expenses to average net assets:
     Before expense reimbursement......................    0.92%    0.96%    0.88%    1.26%    2.06%
     After expense reimbursement.......................    0.48%    0.48%    0.48%    0.48%    0.48%
Ratio of net investment income to average net assets:
     Before expense reimbursement......................    5.92%    5.34%    6.15%    5.74%    4.16%
     After expense reimbursement.......................    6.36%    5.82%    6.55%    6.52%    5.74%
Portfolio turnover rate................................     121%     154%      60%      81%     135%

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS

 To the Board of Trustees and Shareholders of Hotchkis and Wiley Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Income Fund, the Mid-Cap Fund, the Small Cap Fund, the International Fund, the Global Equity Fund, the Balanced Fund, the Total Return Bond Fund, the Low Duration Fund and the Short-Term Investment Fund (nine of the ten portfolios of Hotchkis and Wiley Funds, the "Funds") at June 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 12, 1998

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 1998

                    COMMON STOCKS--99.4%                      SHARES        VALUE
------------------------------------------------------------------------------------
AEROSPACE--3.6%
     Lockheed Martin Corporation............................    2,700    $   285,862
     Northrop Grumman Corporation...........................    8,800        907,500
     Rockwell International Corporation.....................    6,000        288,375
                                                                         -----------
                                                                           1,481,737
                                                                         -----------
APPAREL & TEXTILES--1.0%
     Russell Corporation....................................   13,300        401,494
                                                                         -----------
AUTO PARTS--1.6%
     Dana Corporation.......................................   11,000        588,500
     Meritor Automotive, Inc. ..............................    2,000         48,000
                                                                         -----------
                                                                             636,500
                                                                         -----------
AUTOS & TRUCKS--6.3%
     Ford Motor Company.....................................   24,500      1,445,500
     General Motors Corporation.............................   17,000      1,135,813
                                                                         -----------
                                                                           2,581,313
                                                                         -----------
BANKS--6.7%
     Banc One Corporation...................................    3,400        189,763
     First Chicago NBD Corporation..........................   10,000        886,250
     First Union Corporation................................   11,070        644,827
     Fleet Financial Group, Inc. ...........................    6,000        501,000
     KeyCorp................................................   14,200        505,875
                                                                         -----------
                                                                           2,727,715
                                                                         -----------
BEVERAGES--0.8%
     Anheuser-Busch Companies, Inc. ........................    7,000        330,312
                                                                         -----------
BUILDING & FOREST PRODUCTS--2.2%
     Georgia-Pacific (Timber Group).........................    9,700        223,706
     Weyerhaeuser Company...................................   14,500        669,719
                                                                         -----------
                                                                             893,425
                                                                         -----------
CHEMICALS--4.3%
     The Dow Chemical Company...............................    7,600        734,825
     duPont (E.I.) de Nemours & Company.....................    6,000        447,750
     Eastman Chemical Company...............................    8,100        504,225
     Millennium Chemicals, Inc. ............................    2,214         74,999
                                                                         -----------
                                                                           1,761,799
                                                                         -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
CONGLOMERATES--1.6%
     Tenneco, Inc. .........................................   17,300    $   658,481
                                                                         -----------
CONSUMER PRODUCTS--0.9%
     Tupperware Corporation.................................   13,600        382,500
                                                                         -----------
DRUGS--1.0%
     American Home Products Corporation.....................    8,000        414,000
                                                                         -----------
ENGINEERING & CONSTRUCTION--0.8%
     Harsco Corporation.....................................    7,400        339,013
                                                                         -----------
FINANCIAL SERVICES--4.5%
     Associates First Capital Corporation--Class A..........    6,421        493,614
     Beneficial Corporation.................................    3,300        505,519
     Household International, Inc. .........................    9,000        447,750
     Transamerica Corporation...............................    3,300        379,912
                                                                         -----------
                                                                           1,826,795
                                                                         -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--2.4%
     Whirlpool Corporation..................................   14,000        962,500
                                                                         -----------
INSURANCE--5.5%
     American General Corporation...........................    6,087        433,318
     Lincoln National Corporation...........................    5,200        475,150
     Safeco Corporation.....................................   14,000        635,250
     St. Paul Companies, Inc. ..............................    9,400        395,388
     TIG Holdings, Inc. ....................................   13,300        305,900
                                                                         -----------
                                                                           2,245,006
                                                                         -----------
LEISURE/TOYS--1.0%
     Fortune Brands, Inc. ..................................   10,000        384,375
                                                                         -----------
MACHINERY--1.5%
     New Holland N.V........................................   30,500        598,563
                                                                         -----------
MEDICAL PRODUCTS & SUPPLIES--0.9%
     Baxter International, Inc. ............................    6,700        360,543
                                                                         -----------
METALS & MINING--2.7%
     Aluminum Company of America............................    8,300        547,281
     Phelps Dodge Corporation...............................    3,200        183,000
     Reynolds Metals Company................................    6,600        369,188
                                                                         -----------
                                                                           1,099,469
                                                                         -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
NATURAL GAS--1.4%
     Eastern Enterprises....................................   13,600    $   583,100
                                                                         -----------
OIL--DOMESTIC--8.4%
     Atlantic Richfield Company.............................    8,500        664,063
     Occidental Petroleum Corporation.......................   33,700        909,900
     Phillips Petroleum Company.............................   20,000        963,750
     USX-Marathon Group, Inc. ..............................   13,900        476,944
     Ultramar Diamond Shamrock Corporation..................   13,000        410,312
                                                                         -----------
                                                                           3,424,969
                                                                         -----------
PAPER--2.5%
     Georgia-Pacific Group..................................    4,600        271,112
     International Paper Company............................   12,400        533,200
     Union Camp Corporation.................................    4,200        208,425
                                                                         -----------
                                                                           1,012,737
                                                                         -----------
PHOTOGRAPHY & OPTICAL--1.7%
     Eastman Kodak Company..................................    9,200        672,175
                                                                         -----------
POLLUTION CONTROL--2.5%
     Browning-Ferris Industries, Inc. ......................   10,072        350,002
     Waste Management, Inc. ................................   18,800        658,000
                                                                         -----------
                                                                           1,008,002
                                                                         -----------
RAILROADS--1.6%
     CSX Corporation........................................    1,900         86,450
     Norfolk Southern Corporation...........................   19,100        569,419
                                                                         -----------
                                                                             655,869
                                                                         -----------
RETAIL--5.0%
     Intimate Brands, Inc. .................................    9,700        267,356
     J.C. Penney Company, Inc. .............................    8,200        592,963
     May Department Stores Company..........................   10,300        674,650
     Sears, Roebuck & Company...............................    8,000        488,500
                                                                         -----------
                                                                           2,023,469
                                                                         -----------
SAVINGS & LOANS--4.1%
     Fannie Mae.............................................   12,300        747,225
     H.F. Ahmanson & Company................................   12,800        908,800
                                                                         -----------
                                                                           1,656,025
                                                                         -----------
STEEL--1.4%
     USX-U.S. Steel Group, Inc. ............................   17,000        561,000
                                                                         -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
TOBACCO--3.2%
     Philip Morris Companies, Inc. .........................   33,000    $ 1,299,375
                                                                         -----------
TRUCKING--0.6%
     Ryder System, Inc. ....................................    8,000        252,500
                                                                         -----------
UTILITY--ELECTRIC--10.9%
     CMS Energy Corporation.................................   12,000        528,000
     Central & South West Corporation.......................    7,000        188,125
     DTE Energy Company.....................................    4,000        161,500
     Edison International...................................    6,000        177,375
     Entergy Corporation....................................    7,400        212,750
     GPU, Inc. .............................................    5,400        204,188
     Illinova Corporation...................................   27,200        816,000
     PECO Energy Company....................................   12,900        376,519
     P P & L Resources, Inc. ...............................   26,000        589,875
     PacifiCorp.............................................    8,600        194,575
     Public Service Enterprises Group, Inc. ................   11,000        378,812
     SCANA Corporation......................................   13,200        393,525
     Texas Utilities Company................................    5,502        229,021
                                                                         -----------
                                                                           4,450,265
                                                                         -----------
UTILITY--TELEPHONE--6.8%
     AT&T Corporation.......................................   16,600        948,275
     ALLTEL Corporation.....................................   13,600        632,400
     Bell Atlantic Corporation..............................   11,980        546,587
     SBC Communications, Inc. ..............................   16,090        643,600
                                                                         -----------
                                                                           2,770,862
                                                                         -----------
     Total common stocks (cost $28,457,258).................              40,455,888
                                                                         -----------


                                                              PRINCIPAL
             VARIABLE RATE DEMAND NOTES#--0.1%                 AMOUNT
--------------------------------------------------------------------------------------

     General Mills, Inc., 5.2651%...........................   $49,892          49,892
                                                                           -----------
     Total variable rate demand notes (cost $49,892)........                    49,892
                                                                           -----------
Total investments--99.5% (cost $28,507,150).................                40,505,780
Other assets in excess of liabilities--0.5%.................                   219,675
                                                                           -----------
     TOTAL NET ASSETS--100.0%...............................               $40,725,455
                                                                           ===========

---------------

  # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1998.

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998

ASSETS:
     Investments, at value (cost $28,507,150)...............   $40,505,780
     Cash...................................................        22,857
     Dividends and interest receivable......................        99,332
     Receivable for investments sold........................       164,200
     Prepaid expenses.......................................           152
                                                               -----------
          Total assets......................................    40,792,321
                                                               -----------
LIABILITIES:
     Payable to Advisor.....................................         4,278
     Payable for investments purchased......................        30,095
     Accrued expenses and other liabilities.................        32,493
                                                               -----------
          Total liabilities.................................        66,866
                                                               -----------
          Net assets........................................   $40,725,455
                                                               ===========
NET ASSETS CONSIST OF:
     Paid in capital........................................   $25,310,831
     Undistributed net investment income....................           310
     Undistributed net realized gains on investments........     3,415,684
     Net unrealized appreciation on investments.............    11,998,630
                                                               -----------
          Net assets........................................   $40,725,455
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value
      authorized)...........................................     2,195,850
     Net asset value per share (offering and redemption
      price)................................................   $     18.55
                                                               ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended June 30, 1998

INVESTMENT INCOME
  Income *
     Dividends..............................................  $1,035,546
     Interest...............................................      18,385
                                                              ----------
          Total income......................................   1,053,931
                                                              ----------
  Expenses
     Advisory fee...........................................     196,908
     Legal and auditing fees................................      16,138
     Custodian fees and expenses............................      13,066
     Accounting fee.........................................      18,243
     Administration fee.....................................       5,403
     Trustees' fees and expenses............................       6,190
     Reports to shareholders................................      16,993
     Other expenses.........................................       2,576
                                                              ----------
          Total expenses....................................     275,517
     Less, expense reimbursement............................     (78,609)
                                                              ----------
          Net expenses......................................     196,908
                                                              ----------
  Net investment income.....................................     857,023
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on securities transactions...........   3,890,091
     Net change in unrealized appreciation of securities....   3,049,489
                                                              ----------
          Net gain on investments...........................   6,939,580
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $7,796,603
                                                              ==========
---------------
* Net of Foreign Taxes withheld.............................  $    7,828
                                                              ==========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED           YEAR ENDED
                                                              JUNE 30, 1998        JUNE 30, 1997
                                                              -------------        -------------
OPERATIONS:
     Net investment income..................................   $   857,023          $   761,065
     Net realized gain on securities transactions...........     3,890,091            2,210,721
     Net change in unrealized appreciation of securities....     3,049,489            4,166,465
                                                               -----------          -----------
          Net increase in net assets resulting from
            operations......................................     7,796,603            7,138,251
                                                               -----------          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................      (862,305)            (766,577)
     Net realized gain on securities transactions...........    (2,201,788)            (922,992)
                                                               -----------          -----------
          Total dividends and distributions.................    (3,064,093)          (1,689,569)
                                                               -----------          -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................             0            1,201,572
     Shares issued in connection with payment of dividends
       and distributions....................................     3,064,093            1,689,569
     Cost of shares redeemed................................       (30,000)             (30,000)
                                                               -----------          -----------
          Net increase in net assets from Fund share
            transactions....................................     3,034,093            2,861,141
                                                               -----------          -----------
Total increase in net assets................................     7,766,603            8,309,823
NET ASSETS:
     Beginning of year......................................    32,958,852           24,649,029
                                                               -----------          -----------
     End of year*...........................................   $40,725,455          $32,958,852
                                                               ===========          ===========
*Including undistributed net investment income of:..........   $       310          $     5,592
                                                               ===========          ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................             0               81,632
     Shares issued in connection with payment of dividends
       and distributions....................................       178,122              116,057
     Shares redeemed........................................        (1,656)              (2,141)
                                                               -----------          -----------
          Net increase......................................       176,466              195,548
                                                               ===========          ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. The sole shareholder of the Fund is The Prudential Insurance Company of America. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In addition to the Fund, the Trust also offers the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, the Total Return Bond Fund, the Mid-Cap Fund, and the Global Equity Fund (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets,
           (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED
June 30, 1998

               USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

               OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average daily net assets, and 0.50% of the average daily net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the advisory fee. For the year ended June 30, 1998, the Advisor paid $78,609 of operating expenses on behalf of the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1998 were $9,220,708 and $7,666,568, respectively. There were no purchases or sales of long-term U.S. government securities.

               At June 30, 1998 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $11,998,630, of which $12,377,033 related to appreciated securities and $378,403 related to depreciated securities. At June 30, 1998, the cost of investments for book and federal income tax purposes was $28,507,150.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         YEAR ENDED JUNE 30,
                                                              ------------------------------------------
                                                               1998     1997     1996     1995     1994
                                                               ----     ----     ----     ----     ----
Net Asset Value, Beginning of Year..........................  $16.32   $13.51   $11.53   $ 9.89   $10.31
                                                              ------   ------   ------   ------   ------
  Income from Investment Operations:
    Net investment income...................................    0.41     0.39     0.34     0.41     0.40
    Net realized and unrealized gain (loss) on
      investments...........................................    3.31     3.30     2.26     1.59    (0.24)
                                                              ------   ------   ------   ------   ------
    Total from investment operations........................    3.72     3.69     2.60     2.00     0.16
                                                              ------   ------   ------   ------   ------
  Less Distributions:
    Dividends (from net investment income)..................   (0.41)   (0.40)   (0.40)   (0.34)   (0.38)
    Distributions (from realized gains).....................   (1.08)   (0.48)   (0.22)   (0.02)   (0.20)
                                                              ------   ------   ------   ------   ------
    Total distributions.....................................   (1.49)   (0.88)   (0.62)   (0.36)   (0.58)
                                                              ------   ------   ------   ------   ------
Net Asset Value, End of Year................................  $18.55   $16.32   $13.51   $11.53   $ 9.89
                                                              ======   ======   ======   ======   ======
Total Return................................................   23.69%   28.20%   22.93%   20.62%    1.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)..........................   $40.7    $33.0    $24.6    $17.4    $10.5
Ratio of expenses to average net assets:
    Before expense reimbursement............................    0.73%    0.75%    0.76%    1.05%    1.20%
    After expense reimbursement.............................    0.52%    0.53%    0.54%    0.58%    0.60%
Ratio of net investment income to average net assets:
    Before expense reimbursement............................    2.06%    2.50%    2.78%    3.58%    3.32%
    After expense reimbursement.............................    2.27%    2.72%    3.00%    4.03%    3.91%
Portfolio turnover..........................................      21%      22%      21%      29%      26%

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the Hotchkis and Wiley Equity Fund for Insurance Companies:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hotchkis and Wiley Equity Fund for Insurance Companies (one of the ten portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP


Milwaukee, WI
August 12, 1998

                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS.


                 (a)(1)   Restated Declaration of Trust2
                    (2)   Certificate of Designation2
                    (3)   Amended and Restated Certificate of Designation5
                 (b)      By-Laws4
                 (d)      (1)     Investment Advisory Agreement relating to the
                                  Balanced Fund2
                          (2)     Investment Advisory Agreement relating to the
                                  Equity Income Fund2
                          (3)     Investment Advisory Agreement relating to the
                                  International Fund2
                          (4)     Investment Advisory Agreement relating to the
                                  Equity Fund for Insurance Companies2
                          (5)     Investment Advisory Agreement relating to the
                                  Low Duration Fund2
                          (6)     Investment Advisory Agreement relating to the
                                  Total Return Bond Fund2
                          (7)     Investment Advisory Agreement relating to the
                                  Small Cap Fund2
                          (8)     Investment Advisory Agreement relating to the
                                  Short-Term Investment Fund2
                          (9)     Investment Advisory Agreement
                                  relating to the Mid-Cap Fund3
                          (10)    Investment Advisory Agreement
                                  relating to the Global Equity Fund3
                          (11)    Sub-advisory Agreement with Mercury Asset
                                  Management International Limited and Merrill
                                  Lynch Asset Management U.K. Limited for the
                                  International Fund5
                          (12)    Sub-advisory Agreement with Mercury Asset
                                  Management International Limited and Merrill
                                  Lynch Asset Management U.K. Limited for the
                                  Global Equity Fund5


                 (e)      Agreement with Merrill Lynch Funds Distributor, Inc.4
                 (g)      (1)  Custodian Agreement with First Wisconsin Trust
                               Company4

                          (2)  Global Custody Tri-Party Agreement,
                               including Amendment to Foreign Subcustodian
                               Agreement4
                 (h)      (1)  Fund Administration Servicing Agreement1
                          (2)  License Agreement with Merrill Lynch & Co., Inc.2
                          (3)  Shareholder Servicing Agent Agreement4
                          (4)  Expense Cap Agreement5
                 (j)      Consents of PricewaterhouseCoopers LLP*
                 (m)      Form of Distribution Plan under Rule 12b-1*
                 (n)
                          (1)   Financial Data Schedule Balanced Fund*
                          (2)   Financial Data Schedule Small Cap Fund*
                          (3)   Financial Data Schedule Equity Income Fund*
                          (4)   Financial Data Schedule International Fund*
                          (5) Financial Data Schedule Equity Fund For Insurance Companies*
                          (6)   Financial Data Schedule Low Duration Fund*
                          (7)   Financial Data Schedule Short-Term Investment
                                Fund*
                          (8)   Financial Data Schedule Total Return Bond Fund*
                          (9)   Financial Data Schedule Mid-Cap Fund*
                          (10)  Financial Data Schedule Global Equity Fund*
                 (o)      Rule 18f-3 Plan5



         1Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on October 3, 1996 (File No. 2-96219).




        2Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 23 to the Registration Statement on Form N-1A filed via EDGAR on December 17, 1996 (File No. 2-96219).




        3Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1997 (File No. 2-96219).



       4Incorporated herein by reference and previously filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on August 28, 1998 (File No. 2-96219).



      5Incorporated herein by reference and previously filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed via EDGAR on January 29, 1999 (File No. 2-96219).


--------------------------
*        Filed herewith.




ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         See "General Information About the Trust's Shareholders" in the Statement of Additional Information.

ITEM 25.  INDEMNIFICATION.

         Section 12 of Article SEVENTH of Registrant's Declaration of Trust, states as follows:

                (c)(1) As used in this paragraph the following terms shall have the meanings set forth below:

                           (i) the term "indemnitee" shall mean any present or former Trustee, officer or employee of the Trust, any present or former Trustee or officer of another trust or corporation whose securities are or were owned by the Trust or of which the Trust is or was a creditor and who served or serves in such capacity at the request of the Trust, any present or former investment advisor, sub-advisor or principal underwriter of the Trust and the heirs, executors, administrators, successors and assigns of any of the foregoing; however, whenever conduct by an indemnitee is referred to, the conduct shall be that of the original indemnitee rather than that of the heir, executor, administrator, successor or assignee;

                          (ii) the term "covered proceeding" shall mean any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, to which an indemnitee is or was a party or is threatened to be made a party by reason of the fact or facts under which he or it is an indemnitee as defined above;

                          (iii) the term "disabling conduct" shall mean willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office in question;

                          (iv) the term "covered expenses" shall mean expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by an indemnitee in connection with a covered proceeding; and

                          (v) the term "adjudication of liability" shall mean, as to any covered proceeding and as to any indemnitee, an adverse determination as to the indemnitee whether by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent.

                 (d) The Trust shall not indemnify any indemnitee for any covered expenses in any covered proceeding if there has been an adjudication of liability against such indemnitee expressly based on a finding of disabling conduct.

                 (e) Except as set forth in (d) above, the Trust shall indemnify an indemnitee for covered expenses in any covered proceeding, whether or not there is an adjudication of liability as to such indemnitee, if a determination has been made that the indemnitee was not liable by reason of disabling conduct by (i) a final decision of the court or other body before which the covered proceeding was brought; or (ii) in the absence of such decision, a reasonable determination, based on a review of the facts, by either (a) the vote of a majority of a quorum of Trustees who are neither "interested persons," as defined in the 1940 Act, nor parties to the covered proceeding or (b) an independent legal counsel in a written opinion; provided that such Trustees or counsel, in reaching such determination, may but need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated.

                 (f) Covered expenses incurred by an indemnitee in connection with a covered proceeding shall be advanced by the Trust to an indemnitee prior to the final disposition of a covered proceeding upon the request of the indemnitee for such advance and the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that the indemnitee is entitled to indemnification thereunder, but only if one or more of the following is the case: (i) the indemnitee shall provide a security for such undertaking; (ii) the Trust shall be insured against losses arising out of any lawful advances; or (iii) there shall have been a determination, based on a review of the readily available facts (as opposed to a full trial-type inquiry) that there is a reason to believe that the indemnitee ultimately will be found entitled to indemnification by either independent legal counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" as defined in the 1940 Act nor parties to the covered proceeding.

                 (g) Nothing herein shall be deemed to affect the right of the Trust and/or any indemnitee to acquire and pay for any insurance covering any or all indemnitees to the extent permitted by the 1940 Act or to affect any other indemnification rights to which any indemnitee may be entitled to the extent permitted by the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See "The Advisor and Portfolio Managers" in the Prospectuses constituting Part A of this Registration Statement and "Management--The Advisor" in the Statement of Additional Information constituting Part B of this Registration Statement. Information as to Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P., is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-11583), as most recently amended, the text of which is incorporated herein by reference.


ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) The Registrant's principal underwriter, Princeton Funds Distributor, Inc. ("PFD"), also acts as principal underwriter for the following open-end registered investment companies:


         Financial Institutions Series Trust, Hotchkis and Wiley Variable Trust, Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Federal Securities Trust, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Merrill Lynch World Income Fund, Inc. PFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Program, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

         (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9011, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.


                                 Position(s) and Office(s)        Position and Offices
        Name                 with Princeton Funds Distributor        with Registrant
        ----                 --------------------------------     --------------------
Terry K. Glenn.............  President and Director                        None
Michael G. Clark...........  Director                                      None
Thomas J. Verage...........  Director                                      None
Robert W. Crook............  Senior Vice President                         None
Michael J. Brady...........  Vice President                                None
William M. Breen...........  Vice President                                None
James T. Fatseas...........  Vice President                                None
Debra W. Landsman-Yaros....  Vice President                                None
Michelle T. Lau............  Vice President                                None
Gerald M. Richard..........  Vice President and Treasurer                  None
Salvatore Venezia..........  Vice President                                None
William Wasel..............  Vice President                                None
Robert Harris..............  Secretary                            Assistant Secretary


         (c)     Not applicable.
ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant's investment adviser, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017, Registrant's custodian and administrator, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or Registrant's sub-custodian, The Chase Manhattan Bank, N.A., Four Chase Metro Tech Center, Brooklyn, New York 11245.

ITEM 29.  MANAGEMENT SERVICES.


         Not applicable.

ITEM 30.  UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 18th day of March, 1999.



                                             HOTCHKIS AND WILEY FUNDS


                                             By:     /s/ NANCY D. CELICK
                                                -------------------------------
                                                         Nancy D. Celick
                                                             President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.





        Signature                                       Title                           Date
        ---------                                       -----                           ----
   /s/   NANCY D. CELICK                   Principal Executive Officer             March 18, 1999
----------------------------------------
         Nancy D. Celick



   /s/   GRACIE FERMELIA                   Principal Financial and Accounting      March 18, 1999
----------------------------------------              Officer
         Gracie Fermelia



   /s/   ROBERT L. BURCH III                           Trustee                     March 18, 1999
----------------------------------------
         Robert L. Burch III



    /s/  JOHN GAVIN                                    Trustee                     March 18, 1999
----------------------------------------
         John Gavin



   /s/   JOE GRILLS                                    Trustee                     March 18, 1999
----------------------------------------
         Joe Grills



   /s/   JOHN F. HOTCHKIS                              Trustee                     March 18, 1999
----------------------------------------
         John F. Hotchkis



   /s/   ROBERT B. HUTCHINSON                          Trustee                     March 18, 1999
----------------------------------------
         Robert B. Hutchinson



   /s/   MERLE T. WELSHANS                             Trustee                     March 18, 1999
----------------------------------------
         Merle T. Welshans



   /s/   RICHARD R. WEST                               Trustee                     March 18, 1999
----------------------------------------
         Richard R. West


                            HOTCHKIS AND WILEY FUNDS

                                 EXHIBIT INDEX


Exhibit
Number                         Description
-------                        ----------

(a)              (1)      Restated Declaration of Trust2
                 (2)      Certificate of Designation2
                 (3)      Amended and Restated Certificate of
                          Designation5

(b)              By-Laws4

(d)              (1)      Investment Advisory Agreement relating to the
                          Balanced Fund2
                 (2)      Investment Advisory Agreement relating to the Equity
                          Income Fund2
                 (3)      Investment Advisory Agreement relating to the
                          International Fund2
                 (4)      Investment Advisory Agreement relating to the Equity
                          Fund for Insurance Companies2
                 (5)      Investment Advisory Agreement relating to the Low
                          Duration Fund2
                 (6)      Investment Advisory Agreement to the Total Return
                          Bond Fund2
                 (7)      Investment Advisory Agreement relating to the Small
                          Cap Fund2
                 (8)      Investment Advisory Agreement relating to the
                          Short-Term Investment Fund2
                 (9)      Investment Advisory Agreement relating to the Mid-Cap
                          Fund3
                 (10)     Investment Advisory Agreement relating to the Global
                          Equity Fund3

                 (11) Sub-advisory Agreement with Mercury Asset Management International Limited and Merrill Lynch Asset Management U.K. Limited for the International Fund5

                 (12) Sub-advisory Agreement with Mercury Asset Management International Limited and Merrill Lynch Asset Management U.K. Limited for the Global Equity Fund5

(e)              Agreement with Merrill Lynch Funds Distributor, Inc.4

(g)              (1)      Custodian Agreement with First Wisconsin Trust
                          Company4
                 (2)      Global Custody Tri-Party Agreement, including
                          Amendment to Foreign Subcustodian Agreement4

(h)              (1)      Fund Administration Servicing Agreement1
                 (2)      License Agreement with Merrill Lynch & Co., Inc.2
                 (3)      Shareholder Servicing Agent Agreement4
                 (4)      Expense Cap Agreement5

(j)             Consents of PricewaterhouseCoopers LLP*

Exhibit
Number                         Description
-------                        -----------
(m)           Form of Distribution Plan under Rule 12b-15


(n)     (1)   Financial Data Schedule Balanced Fund*
        (2)   Financial Data Schedule Small Cap Fund*
        (3)   Financial Data Schedule Equity Income Fund*
        (4)   Financial Data Schedule International Fund*
        (5)   Financial Data Schedule Equity Fund For Insurance Companies*
        (6)   Financial Data Schedule Low Duration Fund*
        (7)   Financial Data Schedule Short-Term Investment Fund*
        (8)   Financial Data Schedule Total Return Bond Fund*
        (9)   Financial Data Schedule Mid-Cap Fund*
        (10)  Financial Data Schedule Global Equity Fund*


(o)           Rule 18f-3 Plan5



         1Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on October 3, 1996 (File No. 2-91216).



         2Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 23 to the Registration Statement on Form N-1A filed via EDGAR on December 17, 1996 (File No. 2-91216).



         3Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1997 (File No. 2-91216).



         4Incorporated herein by reference and previously filed as an exhibit to Post-effective Amendment No. 25 to the Registration Statement on Form N-1A filed via EDGAR on August 28, 1998 (File No. 2-91216).



         5Incorporated herein by reference and previously filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed via EDGAR on January 29, 1999 (File No. 2-91216).


--------------------------
*        Filed herewith







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